UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders
Fidelity® Variable Insurance Products:
Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
VIP Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2055 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2060 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2065 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	41.0
VIP Government Money Market Portfolio Initial Class 0.01%	22.0
Fidelity Inflation-Protected Bond Index Fund	12.1
VIP Emerging Markets Portfolio Initial Class	6.8
VIP Overseas Portfolio Initial Class	6.2
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP High Income Portfolio Initial Class	2.0
VIP Growth & Income Portfolio Initial Class	1.5
VIP Equity-Income Portfolio Initial Class	1.3
VIP Growth Portfolio Initial Class	1.2
97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.9%
International Equity Funds	13.0%
Bond Funds	58.1%
Short-Term Funds	22.0%

VIP Freedom Income Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	18,070	$946,153
VIP Equity-Income Portfolio Initial Class (a)	36,829	993,266
VIP Growth & Income Portfolio Initial Class (a)	43,888	1,138,455
VIP Growth Portfolio Initial Class (a)	9,299	963,928
VIP Mid Cap Portfolio Initial Class (a)	6,168	275,162
VIP Value Portfolio Initial Class (a)	37,328	728,278
VIP Value Strategies Portfolio Initial Class (a)	21,153	355,788
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,258,061)		5,401,030

International Equity Funds - 13.0%
VIP Emerging Markets Portfolio Initial Class (a)	349,363	5,362,727
VIP Overseas Portfolio Initial Class (a)	170,488	4,833,343
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,539,150)		10,196,070

Bond Funds - 58.1%
Fidelity Inflation-Protected Bond Index Fund (a)	837,783	9,408,302
Fidelity Long-Term Treasury Bond Index Fund (a)	163,016	2,365,366
VIP High Income Portfolio Initial Class (a)	288,797	1,568,166
VIP Investment Grade Bond Portfolio Initial Class (a)	2,332,517	32,095,441
TOTAL BOND FUNDS
(Cost $42,611,477)		45,437,275

Short-Term Funds - 22.0%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $17,218,116)	17,218,116	17,218,116
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $69,626,804)		78,252,491
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,608)
NET ASSETS - 100%		$78,243,883

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,276,880	$2,390,358	$2,422,760	$336	$1,958	$161,866	$9,408,302
Fidelity Long-Term Treasury Bond Index Fund	1,778,565	1,284,801	537,193	29,218	(26,823)	(133,984)	2,365,366
VIP Contrafund Portfolio Initial Class	934,527	334,853	402,582	47,076	5,263	74,092	946,153
VIP Emerging Markets Portfolio Initial Class	6,071,802	1,810,156	2,768,856	247,681	242,477	7,148	5,362,727
VIP Equity-Income Portfolio Initial Class	986,356	358,676	475,635	34,644	30,140	93,729	993,266
VIP Government Money Market Portfolio Initial Class 0.01%	17,515,214	4,465,809	4,762,907	880	--	--	17,218,116
VIP Growth & Income Portfolio Initial Class	1,123,457	406,273	565,610	36,156	49,388	124,947	1,138,455
VIP Growth Portfolio Initial Class	952,179	404,673	399,124	119,564	(1,347)	7,547	963,928
VIP High Income Portfolio Initial Class	1,543,093	377,514	387,982	13,261	958	34,583	1,568,166
VIP Investment Grade Bond Portfolio Initial Class	31,619,218	9,133,424	7,888,689	485,579	(62,365)	(706,147)	32,095,441
VIP Mid Cap Portfolio Initial Class	272,392	73,308	111,123	1,090	14,395	26,190	275,162
VIP Overseas Portfolio Initial Class	4,043,108	1,826,572	1,314,562	128,027	63,660	214,565	4,833,343
VIP Value Portfolio Initial Class	721,408	220,967	368,733	1,857	61,250	93,386	728,278
VIP Value Strategies Portfolio Initial Class	352,933	98,908	176,780	612	28,337	52,390	355,788
Total	$77,191,132	$23,186,292	$22,582,536	$1,145,981	$407,291	$50,312	$78,252,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,401,030	$5,401,030	$--	$--
International Equity Funds	10,196,070	10,196,070	--	--
Bond Funds	45,437,275	45,437,275	--	--
Short-Term Funds	17,218,116	17,218,116	--	--
Total Investments in Securities:	$78,252,491	$78,252,491	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $69,626,804)	$78,252,491
Total Investment in Securities (cost $69,626,804)		$78,252,491
Cash		5
Receivable for investments sold		218,754
Receivable for fund shares sold		11,700
Total assets		78,482,950
Liabilities
Payable for investments purchased	$227,602
Payable for fund shares redeemed	2,856
Distribution and service plan fees payable	8,609
Total liabilities		239,067
Net Assets		$78,243,883
Net Assets consist of:
Paid in capital		$68,467,467
Total accumulated earnings (loss)		9,776,416
Net Assets		$78,243,883
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($16,110,608 ÷ 1,254,721 shares)		$12.84
Service Class:
Net Asset Value, offering price and redemption price per share ($35,078,348 ÷ 2,736,061 shares)		$12.82
Service Class 2:
Net Asset Value, offering price and redemption price per share ($27,054,927 ÷ 2,120,907 shares)		$12.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$184,097
Expenses
Distribution and service plan fees	$52,886
Independent trustees' fees and expenses	101
Total expenses		52,987
Net investment income (loss)		131,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	407,291
Capital gain distributions from underlying funds:
Affiliated issuers	961,884
Total net realized gain (loss)		1,369,175
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	50,312
Total change in net unrealized appreciation (depreciation)		50,312
Net gain (loss)		1,419,487
Net increase (decrease) in net assets resulting from operations		$1,550,597

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$131,110	$835,440
Net realized gain (loss)	1,369,175	1,006,097
Change in net unrealized appreciation (depreciation)	50,312	4,677,535
Net increase (decrease) in net assets resulting from operations	1,550,597	6,519,072
Distributions to shareholders	(1,018,467)	(1,976,401)
Share transactions - net increase (decrease)	528,950	14,606,211
Total increase (decrease) in net assets	1,061,080	19,148,882
Net Assets
Beginning of period	77,182,803	58,033,921
End of period	$78,243,883	$77,182,803

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$11.89	$11.08	$11.63	$10.98	$10.78
Income from Investment Operations
Net investment income (loss)A	.03	.17	.27	.22	.19	.16
Net realized and unrealized gain (loss)	.23	1.06	1.03	(.45)	.74	.32
Total from investment operations	.26	1.23	1.30	(.23)	.93	.48
Distributions from net investment income	–B	(.16)	(.25)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.16)	(.22)	(.25)	(.13)	(.10)	(.11)
Total distributions	(.16)	(.38)	(.49)C	(.32)C	(.28)	(.28)C
Net asset value, end of period	$12.84	$12.74	$11.89	$11.08	$11.63	$10.98
Total ReturnD,E,F	2.07%	10.47%	11.94%	(1.96)%	8.48%	4.50%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.46%J	1.40%	2.31%	1.90%	1.67%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$16,111	$16,854	$14,870	$14,582	$16,086	$14,956
Portfolio turnover rateK	57%J	66%	40%	48%	35%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.73	$11.88	$11.07	$11.63	$10.97	$10.78
Income from Investment Operations
Net investment income (loss)A	.02	.16	.26	.21	.18	.15
Net realized and unrealized gain (loss)	.23	1.06	1.03	(.46)	.75	.31
Total from investment operations	.25	1.22	1.29	(.25)	.93	.46
Distributions from net investment income	–B	(.15)	(.24)	(.19)	(.17)	(.15)
Distributions from net realized gain	(.16)	(.22)	(.25)	(.13)	(.10)	(.11)
Total distributions	(.16)	(.37)	(.48)C	(.31)C	(.27)	(.27)C
Net asset value, end of period	$12.82	$12.73	$11.88	$11.07	$11.63	$10.97
Total ReturnD,E,F	1.99%	10.38%	11.87%	(2.12)%	8.49%	4.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.36%I	1.30%	2.21%	1.80%	1.57%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$35,078	$32,810	$24,831	$14,591	$11,227	$9,286
Portfolio turnover rateJ	57%I	66%	40%	48%	35%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$11.83	$11.03	$11.59	$10.93	$10.74
Income from Investment Operations
Net investment income (loss)A	.01	.14	.24	.19	.16	.13
Net realized and unrealized gain (loss)	.23	1.06	1.02	(.45)	.75	.31
Total from investment operations	.24	1.20	1.26	(.26)	.91	.44
Distributions from net investment income	–B	(.13)	(.22)	(.17)	(.15)	(.14)
Distributions from net realized gain	(.16)	(.22)	(.25)	(.13)	(.10)	(.11)
Total distributions	(.16)	(.35)	(.46)C	(.30)	(.25)	(.25)
Net asset value, end of period	$12.76	$12.68	$11.83	$11.03	$11.59	$10.93
Total ReturnD,E,F	1.92%	10.29%	11.63%	(2.27)%	8.36%	4.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.21%I	1.15%	2.06%	1.65%	1.42%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$27,055	$27,518	$18,333	$15,459	$14,911	$14,007
Portfolio turnover rateJ	57%I	66%	40%	48%	35%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	39.7
VIP Government Money Market Portfolio Initial Class 0.01%	20.1
Fidelity Inflation-Protected Bond Index Fund	11.4
VIP Emerging Markets Portfolio Initial Class	7.3
VIP Overseas Portfolio Initial Class	7.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP High Income Portfolio Initial Class	2.0
VIP Growth & Income Portfolio Initial Class	1.9
VIP Equity-Income Portfolio Initial Class	1.7
VIP Growth Portfolio Initial Class	1.7
96.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.2%
International Equity Funds	14.6%
Bond Funds	56.1%
Short-Term Funds	20.1%

VIP Freedom 2005 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	4,350	$227,750
VIP Equity-Income Portfolio Initial Class (a)	8,865	239,086
VIP Growth & Income Portfolio Initial Class (a)	10,565	274,044
VIP Growth Portfolio Initial Class (a)	2,238	232,018
VIP Mid Cap Portfolio Initial Class (a)	1,485	66,234
VIP Value Portfolio Initial Class (a)	8,985	175,301
VIP Value Strategies Portfolio Initial Class (a)	5,091	85,639
TOTAL DOMESTIC EQUITY FUNDS
(Cost $695,114)		1,300,072

International Equity Funds - 14.6%
VIP Emerging Markets Portfolio Initial Class (a)	67,298	1,033,030
VIP Overseas Portfolio Initial Class (a)	35,985	1,020,169
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,297,778)		2,053,199

Bond Funds - 56.1%
Fidelity Inflation-Protected Bond Index Fund (a)	142,365	1,598,759
Fidelity Long-Term Treasury Bond Index Fund (a)	29,366	426,103
VIP High Income Portfolio Initial Class (a)	52,024	282,489
VIP Investment Grade Bond Portfolio Initial Class (a)	406,531	5,593,868
TOTAL BOND FUNDS
(Cost $7,232,438)		7,901,219

Short-Term Funds - 20.1%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $2,839,432)	2,839,432	2,839,432
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,064,762)		14,093,922
NET OTHER ASSETS (LIABILITIES) - 0.0%		(352)
NET ASSETS - 100%		$14,093,570

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,794,523	$192,128	$416,519	$64	$4,862	$23,765	$1,598,759
Fidelity Long-Term Treasury Bond Index Fund	369,621	192,106	102,959	5,565	(7,508)	(25,157)	426,103
VIP Contrafund Portfolio Initial Class	274,430	42,650	109,014	13,002	23,739	(4,055)	227,750
VIP Emerging Markets Portfolio Initial Class	1,354,742	173,182	553,007	53,056	101,887	(43,774)	1,033,030
VIP Equity-Income Portfolio Initial Class	289,644	50,004	133,031	9,627	10,845	21,624	239,086
VIP Government Money Market Portfolio Initial Class 0.01%	3,275,991	363,068	799,627	153	--	--	2,839,432
VIP Growth & Income Portfolio Initial Class	329,907	56,566	158,433	10,045	32,485	13,519	274,044
VIP Growth Portfolio Initial Class	279,618	61,912	109,464	33,225	24,584	(24,632)	232,018
VIP High Income Portfolio Initial Class	320,681	27,123	71,765	2,644	(2,200)	8,650	282,489
VIP Investment Grade Bond Portfolio Initial Class	6,306,239	843,787	1,407,005	92,996	(21,088)	(128,065)	5,593,868
VIP Mid Cap Portfolio Initial Class	79,989	6,835	31,541	304	7,515	3,436	66,234
VIP Overseas Portfolio Initial Class	1,050,628	264,854	359,769	31,714	60,576	3,880	1,020,169
VIP Value Portfolio Initial Class	211,844	25,383	103,222	516	25,531	15,765	175,301
VIP Value Strategies Portfolio Initial Class	103,642	9,637	49,422	171	12,249	9,533	85,639
Total	$16,041,499	$2,309,235	$4,404,778	$253,082	$273,477	$(125,511)	$14,093,922

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,300,072	$1,300,072	$--	$--
International Equity Funds	2,053,199	2,053,199	--	--
Bond Funds	7,901,219	7,901,219	--	--
Short-Term Funds	2,839,432	2,839,432	--	--
Total Investments in Securities:	$14,093,922	$14,093,922	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $12,064,762)	$14,093,922
Total Investment in Securities (cost $12,064,762)		$14,093,922
Cash		14
Receivable for investments sold		59,805
Receivable for fund shares sold		98
Total assets		14,153,839
Liabilities
Payable for investments purchased	$59,643
Payable for fund shares redeemed	253
Distribution and service plan fees payable	373
Total liabilities		60,269
Net Assets		$14,093,570
Net Assets consist of:
Paid in capital		$11,609,826
Total accumulated earnings (loss)		2,483,744
Net Assets		$14,093,570
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($10,127,186 ÷ 736,770 shares)		$13.75
Service Class:
Net Asset Value, offering price and redemption price per share ($3,689,288 ÷ 266,837 shares)		$13.83
Service Class 2:
Net Asset Value, offering price and redemption price per share ($277,096 ÷ 20,245 shares)		$13.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$36,388
Expenses
Distribution and service plan fees	$2,852
Independent trustees' fees and expenses	20
Total expenses		2,872
Net investment income (loss)		33,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	273,477
Capital gain distributions from underlying funds:
Affiliated issuers	216,694
Total net realized gain (loss)		490,171
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(125,511)
Total change in net unrealized appreciation (depreciation)		(125,511)
Net gain (loss)		364,660
Net increase (decrease) in net assets resulting from operations		$398,176

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,516	$187,794
Net realized gain (loss)	490,171	305,102
Change in net unrealized appreciation (depreciation)	(125,511)	1,073,801
Net increase (decrease) in net assets resulting from operations	398,176	1,566,697
Distributions to shareholders	(279,915)	(577,014)
Share transactions - net increase (decrease)	(2,065,700)	1,261,527
Total increase (decrease) in net assets	(1,947,439)	2,251,210
Net Assets
Beginning of period	16,041,009	13,789,799
End of period	$14,093,570	$16,041,009

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2005 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$12.75	$11.65	$12.39	$11.51	$11.29
Income from Investment Operations
Net investment income (loss)A	.03	.17	.27	.22	.20	.17
Net realized and unrealized gain (loss)	.33	1.23	1.32	(.58)	1.06	.38
Total from investment operations	.36	1.40	1.59	(.36)	1.26	.55
Distributions from net investment income	–B	(.17)	(.27)	(.20)	(.19)	(.18)
Distributions from net realized gain	(.24)	(.35)	(.22)	(.17)	(.19)	(.15)
Total distributions	(.24)	(.52)	(.49)	(.38)C	(.38)	(.33)
Net asset value, end of period	$13.75	$13.63	$12.75	$11.65	$12.39	$11.51
Total ReturnD,E,F	2.67%	11.25%	13.81%	(2.95)%	11.06%	5.00%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.48%J	1.31%	2.18%	1.80%	1.65%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$10,127	$10,082	$9,364	$8,191	$7,931	$6,363
Portfolio turnover rateK	31%J	54%	24%	32%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$12.83	$11.72	$12.46	$11.58	$11.36
Income from Investment Operations
Net investment income (loss)A	.03	.16	.26	.21	.19	.16
Net realized and unrealized gain (loss)	.33	1.23	1.33	(.58)	1.06	.38
Total from investment operations	.36	1.39	1.59	(.37)	1.25	.54
Distributions from net investment income	–B	(.16)	(.26)	(.20)	(.18)	(.17)
Distributions from net realized gain	(.24)	(.35)	(.22)	(.17)	(.19)	(.15)
Total distributions	(.24)	(.51)	(.48)	(.37)	(.37)	(.32)
Net asset value, end of period	$13.83	$13.71	$12.83	$11.72	$12.46	$11.58
Total ReturnC,D,E	2.65%	11.07%	13.71%	(3.01)%	10.90%	4.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.38%H	1.21%	2.08%	1.70%	1.55%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$3,689	$5,673	$4,248	$2,279	$1,222	$558
Portfolio turnover rateI	31%H	54%	24%	32%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$12.72	$11.62	$12.37	$11.50	$11.28
Income from Investment Operations
Net investment income (loss)A	.02	.14	.24	.19	.17	.14
Net realized and unrealized gain (loss)	.32	1.22	1.32	(.59)	1.05	.39
Total from investment operations	.34	1.36	1.56	(.40)	1.22	.53
Distributions from net investment income	–B	(.14)	(.24)	(.18)	(.16)	(.15)
Distributions from net realized gain	(.24)	(.35)	(.22)	(.17)	(.19)	(.15)
Total distributions	(.24)	(.49)	(.46)	(.35)	(.35)	(.31)C
Net asset value, end of period	$13.69	$13.59	$12.72	$11.62	$12.37	$11.50
Total ReturnD,E	2.53%	10.93%	13.60%	(3.24)%	10.74%	4.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.23%H	1.06%	1.93%	1.55%	1.40%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$277	$286	$178	$121	$104	$83
Portfolio turnover rateI	31%H	54%	24%	32%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	36.3
VIP Government Money Market Portfolio Initial Class 0.01%	16.0
Fidelity Inflation-Protected Bond Index Fund	9.8
VIP Overseas Portfolio Initial Class	9.7
VIP Emerging Markets Portfolio Initial Class	8.5
VIP Growth & Income Portfolio Initial Class	3.1
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Equity-Income Portfolio Initial Class	2.7
VIP Growth Portfolio Initial Class	2.6
VIP Contrafund Portfolio Initial Class	2.6
94.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.7%
International Equity Funds	18.2%
Bond Funds	51.1%
Short-Term Funds	16.0%

VIP Freedom 2010 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	183,724	$9,619,785
VIP Equity-Income Portfolio Initial Class (a)	374,440	10,098,634
VIP Growth & Income Portfolio Initial Class (a)	446,220	11,574,951
VIP Growth Portfolio Initial Class (a)	94,542	9,800,203
VIP Mid Cap Portfolio Initial Class (a)	62,713	2,797,628
VIP Value Portfolio Initial Class (a)	379,522	7,404,476
VIP Value Strategies Portfolio Initial Class (a)	215,058	3,617,280
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,721,858)		54,912,957

International Equity Funds - 18.2%
VIP Emerging Markets Portfolio Initial Class (a)	2,059,412	31,611,973
VIP Overseas Portfolio Initial Class (a)	1,282,455	36,357,599
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $39,330,407)		67,969,572

Bond Funds - 51.1%
Fidelity Inflation-Protected Bond Index Fund (a)	3,271,842	36,742,788
Fidelity Long-Term Treasury Bond Index Fund (a)	779,571	11,311,571
VIP High Income Portfolio Initial Class (a)	1,381,054	7,499,122
VIP Investment Grade Bond Portfolio Initial Class (a)	9,857,726	135,642,307
TOTAL BOND FUNDS
(Cost $177,890,815)		191,195,788

Short-Term Funds - 16.0%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $59,920,133)	59,920,133	59,920,133
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $302,863,213)		373,998,450
NET OTHER ASSETS (LIABILITIES) - 0.0%		(71,060)
NET ASSETS - 100%		$373,927,390

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$35,132,778	$4,424,375	$3,462,210	$1,259	$12,681	$635,164	$36,742,788
Fidelity Long-Term Treasury Bond Index Fund	8,376,139	4,792,738	1,130,184	137,491	(63,850)	(663,272)	11,311,571
VIP Contrafund Portfolio Initial Class	9,707,849	1,605,509	2,514,287	473,885	342,350	478,364	9,619,785
VIP Emerging Markets Portfolio Initial Class	34,764,770	4,777,772	9,366,965	1,407,776	1,206,461	229,935	31,611,973
VIP Equity-Income Portfolio Initial Class	10,245,807	1,800,763	3,209,423	349,129	327,741	933,746	10,098,634
VIP Government Money Market Portfolio Initial Class 0.01%	59,231,528	8,045,214	7,356,609	2,997	--	--	59,920,133
VIP Growth & Income Portfolio Initial Class	11,670,164	2,035,636	3,907,647	364,307	647,178	1,129,620	11,574,951
VIP Growth Portfolio Initial Class	9,891,611	2,292,608	2,473,260	1,204,975	131,686	(42,442)	9,800,203
VIP High Income Portfolio Initial Class	7,267,154	780,995	718,704	61,600	(1,628)	171,305	7,499,122
VIP Investment Grade Bond Portfolio Initial Class	130,290,954	21,009,975	12,612,612	1,972,315	(91,545)	(2,954,465)	135,642,307
VIP Mid Cap Portfolio Initial Class	2,829,582	291,818	735,034	11,026	133,973	277,289	2,797,628
VIP Overseas Portfolio Initial Class	32,950,569	8,286,735	7,141,653	1,024,506	593,120	1,668,828	36,357,599
VIP Value Portfolio Initial Class	7,493,877	943,937	2,604,995	18,727	647,911	923,746	7,404,476
VIP Value Strategies Portfolio Initial Class	3,666,342	402,984	1,272,680	6,183	372,384	448,250	3,617,280
Total	$363,519,124	$61,491,059	$58,506,263	$7,036,176	$4,258,462	$3,236,068	$373,998,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$54,912,957	$54,912,957	$--	$--
International Equity Funds	67,969,572	67,969,572	--	--
Bond Funds	191,195,788	191,195,788	--	--
Short-Term Funds	59,920,133	59,920,133	--	--
Total Investments in Securities:	$373,998,450	$373,998,450	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $302,863,213)	$373,998,450
Total Investment in Securities (cost $302,863,213)		$373,998,450
Cash		319
Receivable for investments sold		1,757,356
Receivable for fund shares sold		56
Total assets		375,756,181
Liabilities
Payable for investments purchased	$1,705,206
Payable for fund shares redeemed	52,202
Distribution and service plan fees payable	71,383
Total liabilities		1,828,791
Net Assets		$373,927,390
Net Assets consist of:
Paid in capital		$293,148,424
Total accumulated earnings (loss)		80,778,966
Net Assets		$373,927,390
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($17,932,541 ÷ 1,239,579 shares)		$14.47
Service Class:
Net Asset Value, offering price and redemption price per share ($27,803,145 ÷ 1,925,893 shares)		$14.44
Service Class 2:
Net Asset Value, offering price and redemption price per share ($328,191,704 ÷ 22,892,935 shares)		$14.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$842,898
Expenses
Distribution and service plan fees	$425,750
Independent trustees' fees and expenses	477
Total expenses		426,227
Net investment income (loss)		416,671
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	4,258,462
Capital gain distributions from underlying funds:
Affiliated issuers	6,193,278
Total net realized gain (loss)		10,451,740
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	3,236,068
Total change in net unrealized appreciation (depreciation)		3,236,068
Net gain (loss)		13,687,808
Net increase (decrease) in net assets resulting from operations		$14,104,479

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$416,671	$3,676,555
Net realized gain (loss)	10,451,740	10,533,931
Change in net unrealized appreciation (depreciation)	3,236,068	24,612,013
Net increase (decrease) in net assets resulting from operations	14,104,479	38,822,499
Distributions to shareholders	(9,617,693)	(17,970,235)
Share transactions - net increase (decrease)	5,988,652	17,689,139
Total increase (decrease) in net assets	10,475,438	38,541,403
Net Assets
Beginning of period	363,451,952	324,910,549
End of period	$373,927,390	$363,451,952

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2010 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.28	$13.42	$12.32	$13.43	$12.31	$12.15
Income from Investment Operations
Net investment income (loss)A	.03	.18	.28	.22	.20	.18
Net realized and unrealized gain (loss)	.53	1.44	1.65	(.75)	1.39	.45
Total from investment operations	.56	1.62	1.93	(.53)	1.59	.63
Distributions from net investment income	–B	(.18)	(.28)	(.22)	(.21)	(.19)
Distributions from net realized gain	(.37)	(.58)	(.55)	(.37)	(.26)	(.28)
Total distributions	(.37)	(.76)	(.83)	(.58)C	(.47)	(.47)
Net asset value, end of period	$14.47	$14.28	$13.42	$12.32	$13.43	$12.31
Total ReturnD,E,F	3.97%	12.49%	16.09%	(4.00)%	13.08%	5.45%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.45%J	1.34%	2.15%	1.66%	1.56%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$17,933	$19,195	$17,895	$16,991	$18,519	$19,569
Portfolio turnover rateK	31%J	40%	28%	31%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$13.40	$12.30	$13.41	$12.30	$12.14
Income from Investment Operations
Net investment income (loss)A	.02	.16	.27	.20	.19	.17
Net realized and unrealized gain (loss)	.53	1.44	1.64	(.74)	1.38	.45
Total from investment operations	.55	1.60	1.91	(.54)	1.57	.62
Distributions from net investment income	–B	(.16)	(.27)	(.20)	(.19)	(.18)
Distributions from net realized gain	(.37)	(.58)	(.55)	(.37)	(.26)	(.28)
Total distributions	(.37)	(.74)	(.81)C	(.57)	(.46)C	(.46)
Net asset value, end of period	$14.44	$14.26	$13.40	$12.30	$13.41	$12.30
Total ReturnD,E,F	3.91%	12.39%	16.00%	(4.10)%	12.90%	5.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.35%I	1.24%	2.05%	1.56%	1.46%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$27,803	$26,484	$26,232	$23,851	$27,597	$25,360
Portfolio turnover rateJ	31%I	40%	28%	31%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$13.32	$12.24	$13.35	$12.24	$12.08
Income from Investment Operations
Net investment income (loss)A	.01	.14	.24	.18	.17	.15
Net realized and unrealized gain (loss)	.53	1.43	1.63	(.74)	1.38	.45
Total from investment operations	.54	1.57	1.87	(.56)	1.55	.60
Distributions from net investment income	–B	(.14)	(.25)	(.19)	(.17)	(.16)
Distributions from net realized gain	(.37)	(.58)	(.55)	(.37)	(.26)	(.28)
Total distributions	(.37)	(.72)	(.79)C	(.55)C	(.44)C	(.44)
Net asset value, end of period	$14.34	$14.17	$13.32	$12.24	$13.35	$12.24
Total ReturnD,E,F	3.86%	12.24%	15.75%	(4.26)%	12.80%	5.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.20%I	1.09%	1.90%	1.41%	1.31%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$328,192	$317,773	$280,783	$243,940	$269,507	$251,795
Portfolio turnover rateJ	31%I	40%	28%	31%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	32.6
VIP Overseas Portfolio Initial Class	12.2
VIP Government Money Market Portfolio Initial Class 0.01%	11.9
VIP Emerging Markets Portfolio Initial Class	9.6
Fidelity Inflation-Protected Bond Index Fund	8.5
VIP Growth & Income Portfolio Initial Class	4.3
VIP Equity-Income Portfolio Initial Class	3.7
VIP Growth Portfolio Initial Class	3.6
VIP Contrafund Portfolio Initial Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	3.0
93.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.2%
International Equity Funds	21.8%
Bond Funds	46.1%
Short-Term Funds	11.9%

VIP Freedom 2015 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	62,402	$3,267,391
VIP Equity-Income Portfolio Initial Class (a)	127,180	3,430,046
VIP Growth & Income Portfolio Initial Class (a)	151,559	3,931,430
VIP Growth Portfolio Initial Class (a)	32,112	3,328,706
VIP Mid Cap Portfolio Initial Class (a)	21,301	950,229
VIP Value Portfolio Initial Class (a)	128,907	2,514,969
VIP Value Strategies Portfolio Initial Class (a)	73,046	1,228,631
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,485,812)		18,651,402

International Equity Funds - 21.8%
VIP Emerging Markets Portfolio Initial Class (a)	577,359	8,862,467
VIP Overseas Portfolio Initial Class (a)	397,957	11,282,091
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,752,297)		20,144,558

Bond Funds - 46.1%
Fidelity Inflation-Protected Bond Index Fund (a)	701,045	7,872,731
Fidelity Long-Term Treasury Bond Index Fund (a)	192,580	2,794,341
VIP High Income Portfolio Initial Class (a)	341,170	1,852,554
VIP Investment Grade Bond Portfolio Initial Class (a)	2,185,569	30,073,426
TOTAL BOND FUNDS
(Cost $38,865,609)		42,593,052

Short-Term Funds - 11.9%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $10,965,471)	10,965,471	10,965,471
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $67,069,189)		92,354,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,331)
NET ASSETS - 100%		$92,345,152

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$8,304,718	$1,390,696	$1,963,173	$296	$10,443	$130,047	$7,872,731
Fidelity Long-Term Treasury Bond Index Fund	2,282,752	1,350,525	639,451	35,852	(47,091)	(152,394)	2,794,341
VIP Contrafund Portfolio Initial Class	3,601,690	612,824	1,234,341	169,713	284,880	2,338	3,267,391
VIP Emerging Markets Portfolio Initial Class	10,582,173	1,683,803	3,815,171	414,097	553,075	(141,413)	8,862,467
VIP Equity-Income Portfolio Initial Class	3,801,195	673,571	1,495,218	124,775	197,695	252,803	3,430,046
VIP Government Money Market Portfolio Initial Class 0.01%	12,022,658	2,178,857	3,236,044	578	--	--	10,965,471
VIP Growth & Income Portfolio Initial Class	4,329,594	776,407	1,809,327	130,192	459,855	174,901	3,931,430
VIP Growth Portfolio Initial Class	3,669,953	875,375	1,243,951	431,019	282,392	(255,063)	3,328,706
VIP High Income Portfolio Initial Class	1,980,531	267,405	437,872	16,183	2,220	40,270	1,852,554
VIP Investment Grade Bond Portfolio Initial Class	31,821,686	6,467,992	7,475,573	463,837	(119,786)	(620,893)	30,073,426
VIP Mid Cap Portfolio Initial Class	1,049,803	125,715	374,168	3,946	99,073	49,806	950,229
VIP Overseas Portfolio Initial Class	11,481,288	2,755,555	3,707,155	344,522	577,724	174,679	11,282,091
VIP Value Portfolio Initial Class	2,780,278	379,083	1,207,924	6,694	393,477	170,055	2,514,969
VIP Value Strategies Portfolio Initial Class	1,360,234	167,877	594,997	2,212	212,923	82,594	1,228,631
Total	$99,068,553	$19,705,685	$29,234,365	$2,143,916	$2,906,880	$(92,270)	$92,354,483

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$18,651,402	$18,651,402	$--	$--
International Equity Funds	20,144,558	20,144,558	--	--
Bond Funds	42,593,052	42,593,052	--	--
Short-Term Funds	10,965,471	10,965,471	--	--
Total Investments in Securities:	$92,354,483	$92,354,483	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $67,069,189)	$92,354,483
Total Investment in Securities (cost $67,069,189)		$92,354,483
Cash		206
Receivable for investments sold		462,311
Receivable for fund shares sold		5,362
Total assets		92,822,362
Liabilities
Payable for investments purchased	$443,502
Payable for fund shares redeemed	24,165
Distribution and service plan fees payable	9,543
Total liabilities		477,210
Net Assets		$92,345,152
Net Assets consist of:
Paid in capital		$62,488,970
Total accumulated earnings (loss)		29,856,182
Net Assets		$92,345,152
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($33,845,479 ÷ 2,351,040 shares)		$14.40
Service Class:
Net Asset Value, offering price and redemption price per share ($21,884,472 ÷ 1,524,938 shares)		$14.35
Service Class 2:
Net Asset Value, offering price and redemption price per share ($36,615,201 ÷ 2,562,105 shares)		$14.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$217,333
Expenses
Distribution and service plan fees	$59,582
Independent trustees' fees and expenses	127
Total expenses		59,709
Net investment income (loss)		157,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,906,880
Capital gain distributions from underlying funds:
Affiliated issuers	1,926,583
Total net realized gain (loss)		4,833,463
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(92,270)
Total change in net unrealized appreciation (depreciation)		(92,270)
Net gain (loss)		4,741,193
Net increase (decrease) in net assets resulting from operations		$4,898,817

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$157,624	$1,079,978
Net realized gain (loss)	4,833,463	3,398,937
Change in net unrealized appreciation (depreciation)	(92,270)	7,018,007
Net increase (decrease) in net assets resulting from operations	4,898,817	11,496,922
Distributions to shareholders	(3,096,363)	(5,646,407)
Share transactions - net increase (decrease)	(8,516,202)	(733,588)
Total increase (decrease) in net assets	(6,713,748)	5,116,927
Net Assets
Beginning of period	99,058,900	93,941,973
End of period	$92,345,152	$99,058,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2015 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$13.20	$12.26	$13.68	$12.39	$12.24
Income from Investment Operations
Net investment income (loss)A	.03	.17	.28	.20	.20	.18
Net realized and unrealized gain (loss)	.70	1.57	1.86	(.87)	1.64	.50
Total from investment operations	.73	1.74	2.14	(.67)	1.84	.68
Distributions from net investment income	–B	(.17)	(.27)	(.22)	(.21)	(.19)
Distributions from net realized gain	(.45)	(.65)	(.94)	(.53)	(.34)	(.34)
Total distributions	(.45)	(.82)	(1.20)C	(.75)	(.55)	(.53)
Net asset value, end of period	$14.40	$14.12	$13.20	$12.26	$13.68	$12.39
Total ReturnD,E,F	5.26%	13.76%	18.35%	(5.07)%	15.10%	5.91%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.45%J	1.33%	2.22%	1.52%	1.51%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$33,845	$35,010	$32,215	$29,361	$33,249	$32,720
Portfolio turnover rateK	41%J	58%	39%	33%	27%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.08	$13.17	$12.24	$13.65	$12.37	$12.22
Income from Investment Operations
Net investment income (loss)A	.02	.16	.27	.19	.18	.17
Net realized and unrealized gain (loss)	.70	1.56	1.85	(.86)	1.64	.50
Total from investment operations	.72	1.72	2.12	(.67)	1.82	.67
Distributions from net investment income	–B	(.16)	(.26)	(.20)	(.19)	(.18)
Distributions from net realized gain	(.45)	(.65)	(.94)	(.53)	(.34)	(.34)
Total distributions	(.45)	(.81)	(1.19)C	(.74)C	(.54)C	(.52)
Net asset value, end of period	$14.35	$14.08	$13.17	$12.24	$13.65	$12.37
Total ReturnD,E,F	5.20%	13.62%	18.21%	(5.11)%	14.93%	5.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.35%I	1.23%	2.12%	1.42%	1.41%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$21,884	$27,209	$22,763	$11,777	$17,058	$14,384
Portfolio turnover rateJ	41%I	58%	39%	33%	27%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$13.12	$12.20	$13.61	$12.33	$12.19
Income from Investment Operations
Net investment income (loss)A	.01	.14	.25	.17	.16	.15
Net realized and unrealized gain (loss)	.69	1.57	1.84	(.86)	1.63	.49
Total from investment operations	.70	1.71	2.09	(.69)	1.79	.64
Distributions from net investment income	–B	(.14)	(.23)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.45)	(.65)	(.94)	(.53)	(.34)	(.34)
Total distributions	(.45)	(.79)	(1.17)	(.72)C	(.51)	(.50)
Net asset value, end of period	$14.29	$14.04	$13.12	$12.20	$13.61	$12.33
Total ReturnD,E,F	5.07%	13.56%	17.97%	(5.28)%	14.80%	5.58%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.20%I	1.08%	1.97%	1.27%	1.26%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$36,615	$36,840	$38,963	$35,222	$49,688	$50,238
Portfolio turnover rateJ	41%I	58%	39%	33%	27%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	28.8
VIP Overseas Portfolio Initial Class	14.7
VIP Emerging Markets Portfolio Initial Class	10.7
VIP Government Money Market Portfolio Initial Class 0.01%	7.8
Fidelity Inflation-Protected Bond Index Fund	7.3
VIP Growth & Income Portfolio Initial Class	5.4
VIP Equity-Income Portfolio Initial Class	4.7
VIP Growth Portfolio Initial Class	4.6
VIP Contrafund Portfolio Initial Class	4.5
VIP Value Portfolio Initial Class	3.5
92.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.7%
International Equity Funds	25.4%
Bond Funds	41.1%
Short-Term Funds	7.8%

VIP Freedom 2020 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	664,060	$34,770,160
VIP Equity-Income Portfolio Initial Class (a)	1,353,403	36,501,278
VIP Growth & Income Portfolio Initial Class (a)	1,612,816	41,836,448
VIP Growth Portfolio Initial Class (a)	341,724	35,423,069
VIP Mid Cap Portfolio Initial Class (a)	226,675	10,111,977
VIP Value Portfolio Initial Class (a)	1,371,780	26,763,424
VIP Value Strategies Portfolio Initial Class (a)	777,330	13,074,696
TOTAL DOMESTIC EQUITY FUNDS
(Cost $84,928,179)		198,481,052

International Equity Funds - 25.4%
VIP Emerging Markets Portfolio Initial Class (a)	5,399,694	82,885,297
VIP Overseas Portfolio Initial Class (a)	4,015,106	113,828,269
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $109,989,169)		196,713,566

Bond Funds - 41.1%
Fidelity Inflation-Protected Bond Index Fund (a)	5,007,602	56,235,365
Fidelity Long-Term Treasury Bond Index Fund (a)	1,612,770	23,401,286
VIP High Income Portfolio Initial Class (a)	2,857,170	15,514,431
VIP Investment Grade Bond Portfolio Initial Class (a)	16,161,938	222,388,267
TOTAL BOND FUNDS
(Cost $294,701,367)		317,539,349

Short-Term Funds - 7.8%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $60,395,222)	60,395,222	60,395,222
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $550,013,937)		773,129,189
NET OTHER ASSETS (LIABILITIES) - 0.0%		(123,611)
NET ASSETS - 100%		$773,005,578

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$55,806,197	$6,571,683	$7,103,551	$1,985	$4,807	$956,229	$56,235,365
Fidelity Long-Term Treasury Bond Index Fund	18,007,495	9,858,492	2,923,785	282,631	(165,212)	(1,375,704)	23,401,286
VIP Contrafund Portfolio Initial Class	35,651,655	3,802,894	7,644,471	1,681,320	2,008,988	951,094	34,770,160
VIP Emerging Markets Portfolio Initial Class	91,903,860	10,590,613	23,374,889	3,639,183	3,333,795	431,918	82,885,297
VIP Equity-Income Portfolio Initial Class	37,625,684	4,275,713	9,868,850	1,245,102	1,414,936	3,053,795	36,501,278
VIP Government Money Market Portfolio Initial Class 0.01%	64,685,797	7,874,505	12,165,080	3,092	--	--	60,395,222
VIP Growth & Income Portfolio Initial Class	42,856,034	4,892,229	12,214,437	1,299,117	3,346,379	2,956,243	41,836,448
VIP Growth Portfolio Initial Class	36,328,151	6,816,745	8,086,724	4,305,877	945,896	(580,999)	35,423,069
VIP High Income Portfolio Initial Class	15,623,512	1,334,619	1,788,812	128,721	(3,678)	348,790	15,514,431
VIP Investment Grade Bond Portfolio Initial Class	222,100,722	35,564,821	30,180,762	3,259,809	(309,402)	(4,787,112)	222,388,267
VIP Mid Cap Portfolio Initial Class	10,391,566	739,458	2,499,340	39,432	554,144	926,149	10,111,977
VIP Overseas Portfolio Initial Class	109,526,724	20,025,890	23,001,563	3,313,070	3,140,670	4,136,548	113,828,269
VIP Value Portfolio Initial Class	27,520,478	2,210,111	8,546,591	66,805	2,753,052	2,826,374	26,763,424
VIP Value Strategies Portfolio Initial Class	13,464,304	975,203	4,289,477	22,077	1,543,730	1,380,936	13,074,696
Total	$781,492,179	$115,532,976	$153,688,332	$19,288,221	$18,568,105	$11,224,261	$773,129,189

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$198,481,052	$198,481,052	$--	$--
International Equity Funds	196,713,566	196,713,566	--	--
Bond Funds	317,539,349	317,539,349	--	--
Short-Term Funds	60,395,222	60,395,222	--	--
Total Investments in Securities:	$773,129,189	$773,129,189	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $550,013,937)	$773,129,189
Total Investment in Securities (cost $550,013,937)		$773,129,189
Cash		76
Receivable for investments sold		4,420,535
Receivable for fund shares sold		32,323
Total assets		777,582,123
Liabilities
Payable for investments purchased	$3,741,307
Payable for fund shares redeemed	711,549
Distribution and service plan fees payable	123,689
Total liabilities		4,576,545
Net Assets		$773,005,578
Net Assets consist of:
Paid in capital		$514,870,237
Total accumulated earnings (loss)		258,135,341
Net Assets		$773,005,578
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($81,736,483 ÷ 5,327,960 shares)		$15.34
Service Class:
Net Asset Value, offering price and redemption price per share ($165,359,144 ÷ 10,823,017 shares)		$15.28
Service Class 2:
Net Asset Value, offering price and redemption price per share ($525,909,951 ÷ 34,580,218 shares)		$15.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,697,408
Expenses
Distribution and service plan fees	$743,710
Independent trustees' fees and expenses	999
Total expenses before reductions	744,709
Expense reductions	(2)
Total expenses after reductions		744,707
Net investment income (loss)		952,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	18,568,105
Capital gain distributions from underlying funds:
Affiliated issuers	17,590,813
Total net realized gain (loss)		36,158,918
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	11,224,261
Total change in net unrealized appreciation (depreciation)		11,224,261
Net gain (loss)		47,383,179
Net increase (decrease) in net assets resulting from operations		$48,335,880

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$952,701	$7,914,451
Net realized gain (loss)	36,158,918	34,794,089
Change in net unrealized appreciation (depreciation)	11,224,261	58,672,361
Net increase (decrease) in net assets resulting from operations	48,335,880	101,380,901
Distributions to shareholders	(32,959,817)	(51,135,890)
Share transactions - net increase (decrease)	(23,740,295)	(22,496,103)
Total increase (decrease) in net assets	(8,364,232)	27,748,908
Net Assets
Beginning of period	781,369,810	753,620,902
End of period	$773,005,578	$781,369,810

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2020 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.03	$14.01	$12.58	$14.03	$12.56	$12.44
Income from Investment Operations
Net investment income (loss)A	.03	.17	.28	.21	.21	.18
Net realized and unrealized gain (loss)	.92	1.84	2.16	(1.01)	1.84	.53
Total from investment operations	.95	2.01	2.44	(.80)	2.05	.71
Distributions from net investment income	–B	(.18)	(.28)	(.21)	(.21)	(.19)
Distributions from net realized gain	(.64)	(.80)	(.73)	(.44)	(.37)	(.39)
Total distributions	(.64)	(.99)C	(1.01)	(.65)	(.58)	(.59)C
Net asset value, end of period	$15.34	$15.03	$14.01	$12.58	$14.03	$12.56
Total ReturnD,E,F	6.47%	15.06%	20.13%	(5.86)%	16.62%	6.12%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.44%J	1.27%	2.08%	1.50%	1.54%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$81,736	$80,503	$74,801	$63,490	$75,021	$63,131
Portfolio turnover rateK	30%J	40%	31%	28%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.97	$13.96	$12.54	$13.99	$12.53	$12.41
Income from Investment Operations
Net investment income (loss)A	.03	.16	.26	.19	.19	.17
Net realized and unrealized gain (loss)	.92	1.82	2.16	(1.00)	1.84	.53
Total from investment operations	.95	1.98	2.42	(.81)	2.03	.70
Distributions from net investment income	–B	(.17)	(.27)	(.20)	(.20)	(.18)
Distributions from net realized gain	(.64)	(.80)	(.73)	(.44)	(.37)	(.39)
Total distributions	(.64)	(.97)	(1.00)	(.64)	(.57)	(.58)C
Net asset value, end of period	$15.28	$14.97	$13.96	$12.54	$13.99	$12.53
Total ReturnD,E,F	6.50%	14.92%	20.01%	(5.98)%	16.47%	6.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.34%I	1.17%	1.98%	1.40%	1.44%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$165,359	$178,229	$171,842	$132,086	$140,686	$109,279
Portfolio turnover rateJ	30%I	40%	31%	28%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$13.92	$12.50	$13.94	$12.49	$12.38
Income from Investment Operations
Net investment income (loss)A	.01	.14	.24	.17	.17	.15
Net realized and unrealized gain (loss)	.92	1.81	2.16	(.99)	1.83	.51
Total from investment operations	.93	1.95	2.40	(.82)	2.00	.66
Distributions from net investment income	–B	(.14)	(.25)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.64)	(.80)	(.73)	(.44)	(.37)	(.39)
Total distributions	(.64)	(.95)C	(.98)	(.62)	(.55)C	(.55)
Net asset value, end of period	$15.21	$14.92	$13.92	$12.50	$13.94	$12.49
Total ReturnD,E,F	6.39%	14.72%	19.88%	(6.08)%	16.26%	5.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.19%I	1.02%	1.83%	1.25%	1.29%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$525,910	$522,637	$506,978	$464,178	$556,429	$531,518
Portfolio turnover rateJ	30%I	40%	31%	28%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	26.2
VIP Overseas Portfolio Initial Class	16.5
VIP Emerging Markets Portfolio Initial Class	11.5
Fidelity Inflation-Protected Bond Index Fund	6.4
VIP Growth & Income Portfolio Initial Class	6.2
VIP Equity-Income Portfolio Initial Class	5.4
VIP Growth Portfolio Initial Class	5.3
VIP Contrafund Portfolio Initial Class	5.2
VIP Government Money Market Portfolio Initial Class 0.01%	4.8
VIP Value Portfolio Initial Class	4.0
91.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.5%
International Equity Funds	28.0%
Bond Funds	37.7%
Short-Term Funds	4.8%

VIP Freedom 2025 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	362,505	$18,980,752
VIP Equity-Income Portfolio Initial Class (a)	738,812	19,925,766
VIP Growth & Income Portfolio Initial Class (a)	880,415	22,837,978
VIP Growth Portfolio Initial Class (a)	186,546	19,337,311
VIP Mid Cap Portfolio Initial Class (a)	123,741	5,520,078
VIP Value Portfolio Initial Class (a)	748,845	14,609,957
VIP Value Strategies Portfolio Initial Class (a)	424,339	7,137,375
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,841,227)		108,349,217

International Equity Funds - 28.0%
VIP Emerging Markets Portfolio Initial Class (a)	2,752,931	42,257,497
VIP Overseas Portfolio Initial Class (a)	2,131,592	60,430,629
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $69,851,755)		102,688,126

Bond Funds - 37.7%
Fidelity Inflation-Protected Bond Index Fund (a)	2,096,549	23,544,250
Fidelity Long-Term Treasury Bond Index Fund (a)	764,883	11,098,459
VIP High Income Portfolio Initial Class (a)	1,355,091	7,358,144
VIP Investment Grade Bond Portfolio Initial Class (a)	6,981,035	96,059,048
TOTAL BOND FUNDS
(Cost $131,573,546)		138,059,901

Short-Term Funds - 4.8%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $17,480,283)	17,480,283	17,480,283
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $283,746,811)		366,577,527
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,258)
NET ASSETS - 100%		$366,540,269

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$20,013,026	$4,769,090	$1,654,228	$714	$(48)	$416,410	$23,544,250
Fidelity Long-Term Treasury Bond Index Fund	7,273,757	5,283,567	870,225	124,585	(64,918)	(523,722)	11,098,459
VIP Contrafund Portfolio Initial Class	16,550,098	3,600,851	2,747,858	800,141	49,737	1,527,924	18,980,752
VIP Emerging Markets Portfolio Initial Class	39,644,903	9,038,136	8,133,105	1,590,253	146,136	1,561,427	42,257,497
VIP Equity-Income Portfolio Initial Class	17,466,263	3,828,067	3,622,523	584,623	69,128	2,184,831	19,925,766
VIP Government Money Market Portfolio Initial Class 0.01%	16,220,300	4,353,341	3,093,358	837	--	--	17,480,283
VIP Growth & Income Portfolio Initial Class	19,894,340	4,388,230	4,597,690	609,982	96,955	3,056,143	22,837,978
VIP Growth Portfolio Initial Class	16,864,291	5,117,954	2,979,794	2,022,936	51,965	282,895	19,337,311
VIP High Income Portfolio Initial Class	6,310,969	1,320,514	436,405	52,628	1,593	161,473	7,358,144
VIP Investment Grade Bond Portfolio Initial Class	81,694,180	23,858,573	7,738,325	1,211,839	(66,120)	(1,689,260)	96,059,048
VIP Mid Cap Portfolio Initial Class	4,823,974	854,813	875,041	18,535	41,050	675,282	5,520,078
VIP Overseas Portfolio Initial Class	49,891,258	14,665,541	7,881,793	1,526,307	122,415	3,633,208	60,430,629
VIP Value Portfolio Initial Class	12,775,403	2,386,732	3,298,821	31,368	344,402	2,402,241	14,609,957
VIP Value Strategies Portfolio Initial Class	6,250,350	1,111,000	1,652,381	10,369	169,180	1,259,226	7,137,375
	$315,673,112	$84,576,409	$49,581,547	$8,585,117	$961,475	$14,948,078	$366,577,527

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$108,349,217	$108,349,217	$--	$--
International Equity Funds	102,688,126	102,688,126	--	--
Bond Funds	138,059,901	138,059,901	--	--
Short-Term Funds	17,480,283	17,480,283	--	--
Total Investments in Securities:	$366,577,527	$366,577,527	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $283,746,811)	$366,577,527
Total Investment in Securities (cost $283,746,811)		$366,577,527
Cash		3,463
Receivable for investments sold		1,847,586
Receivable for fund shares sold		176,901
Total assets		368,605,477
Liabilities
Payable for investments purchased	$1,908,787
Payable for fund shares redeemed	115,704
Distribution and service plan fees payable	40,717
Total liabilities		2,065,208
Net Assets		$366,540,269
Net Assets consist of:
Paid in capital		$275,905,542
Total accumulated earnings (loss)		90,634,727
Net Assets		$366,540,269
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($61,281,887 ÷ 3,465,658 shares)		$17.68
Service Class:
Net Asset Value, offering price and redemption price per share ($180,502,427 ÷ 10,244,028 shares)		$17.62
Service Class 2:
Net Asset Value, offering price and redemption price per share ($124,755,955 ÷ 7,127,354 shares)		$17.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$693,411
Expenses
Distribution and service plan fees	$229,832
Independent trustees' fees and expenses	423
Total expenses before reductions	230,255
Expense reductions	(1)
Total expenses after reductions		230,254
Net investment income (loss)		463,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	961,475
Capital gain distributions from underlying funds:
Affiliated issuers	7,891,706
Total net realized gain (loss)		8,853,181
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	14,948,078
Total change in net unrealized appreciation (depreciation)		14,948,078
Net gain (loss)		23,801,259
Net increase (decrease) in net assets resulting from operations		$24,264,416

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$463,157	$3,113,213
Net realized gain (loss)	8,853,181	7,926,475
Change in net unrealized appreciation (depreciation)	14,948,078	30,838,532
Net increase (decrease) in net assets resulting from operations	24,264,416	41,878,220
Distributions to shareholders	(7,367,920)	(14,133,069)
Share transactions - net increase (decrease)	34,002,163	46,411,025
Total increase (decrease) in net assets	50,898,659	74,156,176
Net Assets
Beginning of period	315,641,610	241,485,434
End of period	$366,540,269	$315,641,610

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2025 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.84	$15.34	$13.21	$14.64	$12.95	$12.82
Income from Investment Operations
Net investment income (loss)A	.03	.20	.30	.23	.22	.21
Net realized and unrealized gain (loss)	1.20	2.16	2.53	(1.17)	2.06	.52
Total from investment operations	1.23	2.36	2.83	(.94)	2.28	.73
Distributions from net investment income	–B	(.19)	(.30)	(.21)	(.21)	(.20)
Distributions from net realized gain	(.39)	(.67)	(.41)	(.28)	(.38)	(.41)
Total distributions	(.39)	(.86)	(.70)C	(.49)	(.59)	(.60)C
Net asset value, end of period	$17.68	$16.84	$15.34	$13.21	$14.64	$12.95
Total ReturnD,E,F	7.42%	15.95%	21.86%	(6.52)%	17.89%	6.18%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.41%J	1.33%	2.04%	1.57%	1.58%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$61,282	$55,624	$47,253	$38,096	$37,773	$27,359
Portfolio turnover rateK	29%J	61%	51%	32%	29%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$15.30	$13.18	$14.61	$12.92	$12.79
Income from Investment Operations
Net investment income (loss)A	.03	.18	.28	.21	.21	.20
Net realized and unrealized gain (loss)	1.19	2.15	2.53	(1.16)	2.06	.52
Total from investment operations	1.22	2.33	2.81	(.95)	2.27	.72
Distributions from net investment income	–B	(.18)	(.28)	(.19)	(.20)	(.19)
Distributions from net realized gain	(.39)	(.67)	(.41)	(.28)	(.38)	(.41)
Total distributions	(.39)	(.84)C	(.69)	(.48)C	(.58)	(.59)C
Net asset value, end of period	$17.62	$16.79	$15.30	$13.18	$14.61	$12.92
Total ReturnD,E,F	7.38%	15.83%	21.70%	(6.61)%	17.84%	6.11%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.31%I	1.23%	1.94%	1.47%	1.48%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$180,502	$147,904	$96,430	$79,033	$69,430	$48,319
Portfolio turnover rateJ	29%I	61%	51%	32%	29%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.69	$15.21	$13.11	$14.54	$12.87	$12.74
Income from Investment Operations
Net investment income (loss)A	.01	.16	.26	.19	.18	.18
Net realized and unrealized gain (loss)	1.19	2.14	2.51	(1.16)	2.04	.52
Total from investment operations	1.20	2.30	2.77	(.97)	2.22	.70
Distributions from net investment income	–B	(.15)	(.26)	(.18)	(.18)	(.17)
Distributions from net realized gain	(.39)	(.67)	(.41)	(.28)	(.38)	(.41)
Total distributions	(.39)	(.82)	(.67)	(.46)	(.55)C	(.57)C
Net asset value, end of period	$17.50	$16.69	$15.21	$13.11	$14.54	$12.87
Total ReturnD,E,F	7.30%	15.68%	21.51%	(6.78)%	17.57%	5.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.16%I	1.08%	1.79%	1.32%	1.33%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$124,756	$112,114	$97,802	$69,234	$63,568	$59,895
Portfolio turnover rateJ	29%I	61%	51%	32%	29%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	23.4
VIP Overseas Portfolio Initial Class	18.4
VIP Emerging Markets Portfolio Initial Class	12.4
VIP Growth & Income Portfolio Initial Class	7.1
VIP Equity-Income Portfolio Initial Class	6.2
VIP Growth Portfolio Initial Class	6.1
VIP Contrafund Portfolio Initial Class	5.9
Fidelity Inflation-Protected Bond Index Fund	5.7
VIP Value Portfolio Initial Class	4.6
Fidelity Long-Term Treasury Bond Index Fund	3.0
92.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.8%
International Equity Funds	30.8%
Bond Funds	34.1%
Short-Term Funds	1.3%

VIP Freedom 2030 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	703,411	$36,830,626
VIP Equity-Income Portfolio Initial Class (a)	1,433,612	38,664,505
VIP Growth & Income Portfolio Initial Class (a)	1,708,385	44,315,505
VIP Growth Portfolio Initial Class (a)	361,976	37,522,460
VIP Mid Cap Portfolio Initial Class (a)	240,109	10,711,276
VIP Value Portfolio Initial Class (a)	1,453,078	28,349,550
VIP Value Strategies Portfolio Initial Class (a)	823,400	13,849,586
TOTAL DOMESTIC EQUITY FUNDS
(Cost $121,132,560)		210,243,508

International Equity Funds - 30.8%
VIP Emerging Markets Portfolio Initial Class (a)	5,023,214	77,106,337
VIP Overseas Portfolio Initial Class (a)	4,039,220	114,511,887
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $127,231,307)		191,618,224

Bond Funds - 34.1%
Fidelity Inflation-Protected Bond Index Fund (a)	3,141,937	35,283,957
Fidelity Long-Term Treasury Bond Index Fund (a)	1,298,435	18,840,290
VIP High Income Portfolio Initial Class (a)	2,300,279	12,490,517
VIP Investment Grade Bond Portfolio Initial Class (a)	10,594,006	145,773,522
TOTAL BOND FUNDS
(Cost $203,141,615)		212,388,286

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 0.06% (b)	2,448	2,449
VIP Government Money Market Portfolio Initial Class 0.01% (a)(c)	7,854,442	7,854,442
TOTAL SHORT-TERM FUNDS
(Cost $7,856,891)		7,856,891
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $459,362,373)		622,106,909
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68,288)
NET ASSETS - 100%		$622,038,621

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$405,133	$402,684	$--	$--	$2,449	0.0%
Total	$-	$405,133	$402,684	$-	$-	$2,449

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$29,783,413	$7,134,057	$2,255,480	$1,067	$(1,350)	$623,317	$35,283,957
Fidelity Long-Term Treasury Bond Index Fund	12,279,798	8,930,299	1,383,158	209,079	(84,862)	(901,787)	18,840,290
VIP Contrafund Portfolio Initial Class	32,382,026	6,645,478	5,258,549	1,557,185	92,233	2,969,438	36,830,626
VIP Emerging Markets Portfolio Initial Class	72,038,898	16,024,325	14,082,823	2,935,964	165,806	2,960,131	77,106,337
VIP Equity-Income Portfolio Initial Class	34,174,104	7,178,733	7,024,371	1,155,253	124,719	4,211,320	38,664,505
VIP Government Money Market Portfolio Initial Class 0.01%	5,966,821	5,452,849	3,565,228	339	--	--	7,854,442
VIP Growth & Income Portfolio Initial Class	38,924,885	8,222,749	8,908,925	1,205,355	297,148	5,779,648	44,315,505
VIP Growth Portfolio Initial Class	32,997,132	9,588,246	5,666,532	3,999,396	69,697	533,917	37,522,460
VIP High Income Portfolio Initial Class	10,654,461	2,243,973	681,997	90,132	263	273,817	12,490,517
VIP Investment Grade Bond Portfolio Initial Class	121,178,845	38,299,512	11,112,701	1,827,035	(133,864)	(2,458,270)	145,773,522
VIP Mid Cap Portfolio Initial Class	9,438,577	1,589,888	1,711,250	36,660	174,792	1,219,269	10,711,276
VIP Overseas Portfolio Initial Class	95,883,493	26,615,410	15,056,942	2,966,594	152,189	6,917,737	114,511,887
VIP Value Portfolio Initial Class	24,996,194	4,420,391	6,376,139	61,986	626,505	4,682,599	28,349,550
VIP Value Strategies Portfolio Initial Class	12,229,273	2,084,978	3,233,766	20,506	318,638	2,450,463	13,849,586
Total	$532,927,920	$144,430,888	$86,317,861	$16,066,551	$1,801,914	$29,261,599	$622,104,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$210,243,508	$210,243,508	$--	$--
International Equity Funds	191,618,224	191,618,224	--	--
Bond Funds	212,388,286	212,388,286	--	--
Short-Term Funds	7,856,891	7,856,891	--	--
Total Investments in Securities:	$622,106,909	$622,106,909	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $2,449)	$2,449
Other affiliated issuers (cost $459,359,924)	622,104,460
Total Investment in Securities (cost $459,362,373)		$622,106,909
Cash		275
Receivable for investments sold		3,670,000
Receivable for fund shares sold		378,663
Total assets		626,155,847
Liabilities
Payable for investments purchased	$3,999,604
Payable for fund shares redeemed	49,063
Distribution and service plan fees payable	68,559
Total liabilities		4,117,226
Net Assets		$622,038,621
Net Assets consist of:
Paid in capital		$445,831,536
Total accumulated earnings (loss)		176,207,085
Net Assets		$622,038,621
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($125,791,818 ÷ 7,087,594 shares)		$17.75
Service Class:
Net Asset Value, offering price and redemption price per share ($272,345,880 ÷ 15,392,904 shares)		$17.69
Service Class 2:
Net Asset Value, offering price and redemption price per share ($223,900,923 ÷ 12,712,582 shares)		$17.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,168,616
Income from Fidelity Central Funds		1
Total income		1,168,617
Expenses
Distribution and service plan fees	$383,163
Independent trustees' fees and expenses	712
Total expenses before reductions	383,875
Expense reductions	(1)
Total expenses after reductions		383,874
Net investment income (loss)		784,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,801,914
Capital gain distributions from underlying funds:
Affiliated issuers	14,897,935
Total net realized gain (loss)		16,699,849
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	29,261,599
Total change in net unrealized appreciation (depreciation)		29,261,599
Net gain (loss)		45,961,448
Net increase (decrease) in net assets resulting from operations		$46,746,191

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$784,743	$5,221,413
Net realized gain (loss)	16,699,849	16,784,674
Change in net unrealized appreciation (depreciation)	29,261,599	51,832,228
Net increase (decrease) in net assets resulting from operations	46,746,191	73,838,315
Distributions to shareholders	(16,041,614)	(26,551,803)
Share transactions - net increase (decrease)	58,461,097	50,646,251
Total increase (decrease) in net assets	89,165,674	97,932,763
Net Assets
Beginning of period	532,872,947	434,940,184
End of period	$622,038,621	$532,872,947

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2030 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.83	$15.28	$12.98	$14.67	$12.75	$12.68
Income from Investment Operations
Net investment income (loss)A	.03	.19	.30	.20	.20	.18
Net realized and unrealized gain (loss)	1.39	2.28	2.80	(1.32)	2.41	.57
Total from investment operations	1.42	2.47	3.10	(1.12)	2.61	.75
Distributions from net investment income	–B	(.19)	(.29)	(.20)	(.20)	(.19)
Distributions from net realized gain	(.50)	(.74)	(.51)	(.37)	(.49)	(.49)
Total distributions	(.50)	(.92)C	(.80)	(.57)	(.69)	(.68)
Net asset value, end of period	$17.75	$16.83	$15.28	$12.98	$14.67	$12.75
Total ReturnD,E,F	8.59%	16.89%	24.43%	(7.78)%	20.96%	6.61%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.41%J	1.31%	2.09%	1.42%	1.48%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$125,792	$113,727	$93,564	$71,004	$74,247	$57,779
Portfolio turnover rateK	30%J	46%	30%	29%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$15.25	$12.95	$14.64	$12.73	$12.66
Income from Investment Operations
Net investment income (loss)A	.03	.18	.29	.19	.19	.16
Net realized and unrealized gain (loss)	1.37	2.27	2.79	(1.32)	2.40	.58
Total from investment operations	1.40	2.45	3.08	(1.13)	2.59	.74
Distributions from net investment income	–B	(.17)	(.28)	(.19)	(.19)	(.17)
Distributions from net realized gain	(.50)	(.74)	(.51)	(.37)	(.49)	(.49)
Total distributions	(.50)	(.91)	(.78)C	(.56)	(.68)	(.67)C
Net asset value, end of period	$17.69	$16.79	$15.25	$12.95	$14.64	$12.73
Total ReturnD,E,F	8.48%	16.76%	24.37%	(7.88)%	20.82%	6.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.31%I	1.21%	1.99%	1.32%	1.38%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$272,346	$225,149	$168,105	$121,155	$111,029	$70,501
Portfolio turnover rateJ	30%I	46%	30%	29%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.73	$15.19	$12.91	$14.60	$12.69	$12.62
Income from Investment Operations
Net investment income (loss)A	.01	.16	.26	.17	.17	.14
Net realized and unrealized gain (loss)	1.37	2.26	2.78	(1.32)	2.40	.58
Total from investment operations	1.38	2.42	3.04	(1.15)	2.57	.72
Distributions from net investment income	–B	(.15)	(.26)	(.17)	(.16)	(.15)
Distributions from net realized gain	(.50)	(.74)	(.51)	(.37)	(.49)	(.49)
Total distributions	(.50)	(.88)C	(.76)C	(.54)	(.66)C	(.65)C
Net asset value, end of period	$17.61	$16.73	$15.19	$12.91	$14.60	$12.69
Total ReturnD,E,F	8.39%	16.64%	24.11%	(8.05)%	20.69%	6.37%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.16%I	1.06%	1.84%	1.17%	1.23%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$223,901	$193,997	$173,271	$130,567	$144,577	$132,682
Portfolio turnover rateJ	30%I	46%	30%	29%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	22.7
VIP Emerging Markets Portfolio Initial Class	14.3
VIP Investment Grade Bond Portfolio Initial Class	13.3
VIP Growth & Income Portfolio Initial Class	9.1
VIP Equity-Income Portfolio Initial Class	7.9
VIP Growth Portfolio Initial Class	7.7
VIP Contrafund Portfolio Initial Class	7.6
VIP Value Portfolio Initial Class	5.8
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Value Strategies Portfolio Initial Class	2.9
94.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.2%
International Equity Funds	37.0%
Bond Funds	19.8%

VIP Freedom 2035 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	279,057	$14,611,429
VIP Equity-Income Portfolio Initial Class (a)	568,743	15,339,003
VIP Growth & Income Portfolio Initial Class (a)	677,740	17,580,567
VIP Growth Portfolio Initial Class (a)	143,605	14,886,050
VIP Mid Cap Portfolio Initial Class (a)	95,257	4,249,406
VIP Value Portfolio Initial Class (a)	576,467	11,246,875
VIP Value Strategies Portfolio Initial Class (a)	326,661	5,494,438
TOTAL DOMESTIC EQUITY FUNDS
(Cost $60,097,810)		83,407,768

International Equity Funds - 37.0%
VIP Emerging Markets Portfolio Initial Class (a)	1,804,271	27,695,559
VIP Overseas Portfolio Initial Class (a)	1,545,441	43,813,254
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $53,396,503)		71,508,813

Bond Funds - 19.8%
Fidelity Inflation-Protected Bond Index Fund (a)	345,529	3,880,290
Fidelity Long-Term Treasury Bond Index Fund (a)	403,379	5,853,025
VIP High Income Portfolio Initial Class (a)	535,988	2,910,415
VIP Investment Grade Bond Portfolio Initial Class (a)	1,857,722	25,562,255
TOTAL BOND FUNDS
(Cost $37,172,636)		38,205,985
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $150,666,949)		193,122,566
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,573)
NET ASSETS - 100%		$193,094,993

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,137,030	$1,054,639	$381,368	$113	$(47)	$70,036	$3,880,290
Fidelity Long-Term Treasury Bond Index Fund	3,608,584	3,155,169	624,806	64,110	(41,467)	(244,455)	5,853,025
VIP Contrafund Portfolio Initial Class	12,030,066	3,888,526	2,518,244	588,569	22,907	1,188,174	14,611,429
VIP Emerging Markets Portfolio Initial Class	24,093,645	7,607,647	5,052,583	982,781	14,775	1,032,075	27,695,559
VIP Equity-Income Portfolio Initial Class	12,695,397	3,788,075	2,842,788	427,945	59,554	1,638,765	15,339,003
VIP Government Money Market Portfolio Initial Class 0.01%	313,117	10,664	323,781	3	--	--	--
VIP Growth & Income Portfolio Initial Class	14,460,466	4,213,665	3,459,377	446,501	55,906	2,309,907	17,580,567
VIP Growth Portfolio Initial Class	12,258,848	4,807,291	2,483,212	1,482,233	22,115	281,008	14,886,050
VIP High Income Portfolio Initial Class	3,130,984	942,811	1,231,884	26,418	(22,082)	90,586	2,910,415
VIP Investment Grade Bond Portfolio Initial Class	18,783,979	10,164,233	3,009,304	284,260	(23,664)	(352,989)	25,562,255
VIP Mid Cap Portfolio Initial Class	3,506,419	894,635	684,077	13,595	8,063	524,366	4,249,406
VIP Overseas Portfolio Initial Class	34,747,453	12,334,268	6,036,118	1,071,804	70,145	2,697,506	43,813,254
VIP Value Portfolio Initial Class	9,286,069	2,508,625	2,598,005	22,963	98,854	1,951,332	11,246,875
VIP Value Strategies Portfolio Initial Class	4,543,120	1,139,263	1,253,807	7,603	62,874	1,002,988	5,494,438
Total	$156,595,177	$56,509,511	$32,499,354	$5,418,898	$327,933	$12,189,299	$193,122,566

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$83,407,768	$83,407,768	$--	$--
International Equity Funds	71,508,813	71,508,813	--	--
Bond Funds	38,205,985	38,205,985	--	--
Total Investments in Securities:	$193,122,566	$193,122,566	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $150,666,949)	$193,122,566
Total Investment in Securities (cost $150,666,949)		$193,122,566
Cash		10
Receivable for investments sold		1,110,535
Receivable for fund shares sold		253,873
Total assets		194,486,984
Liabilities
Payable for investments purchased	$1,361,799
Payable for fund shares redeemed	2,605
Distribution and service plan fees payable	27,587
Total liabilities		1,391,991
Net Assets		$193,094,993
Net Assets consist of:
Paid in capital		$146,289,949
Total accumulated earnings (loss)		46,805,044
Net Assets		$193,094,993
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($14,944,011 ÷ 505,352 shares)		$29.57
Service Class:
Net Asset Value, offering price and redemption price per share ($74,239,694 ÷ 2,518,321 shares)		$29.48
Service Class 2:
Net Asset Value, offering price and redemption price per share ($103,911,288 ÷ 3,547,999 shares)		$29.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$307,122
Expenses
Distribution and service plan fees	$152,979
Independent trustees' fees and expenses	215
Total expenses		153,194
Net investment income (loss)		153,928
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	327,933
Capital gain distributions from underlying funds:
Affiliated issuers	5,111,776
Total net realized gain (loss)		5,439,709
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	12,189,299
Total change in net unrealized appreciation (depreciation)		12,189,299
Net gain (loss)		17,629,008
Net increase (decrease) in net assets resulting from operations		$17,782,936

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,928	$1,288,058
Net realized gain (loss)	5,439,709	4,159,434
Change in net unrealized appreciation (depreciation)	12,189,299	18,356,912
Net increase (decrease) in net assets resulting from operations	17,782,936	23,804,404
Distributions to shareholders	(3,955,266)	(6,485,254)
Share transactions - net increase (decrease)	22,694,071	24,454,816
Total increase (decrease) in net assets	36,521,741	41,773,966
Net Assets
Beginning of period	156,573,252	114,799,286
End of period	$193,094,993	$156,573,252

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2035 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$27.34	$24.35	$20.07	$22.88	$19.39	$19.05
Income from Investment Operations
Net investment income (loss)A	.05	.28	.48	.29	.30	.31
Net realized and unrealized gain (loss)	2.86	4.01	4.92	(2.39)	4.14	.88
Total from investment operations	2.91	4.29	5.40	(2.10)	4.44	1.19
Distributions from net investment income	–B	(.27)	(.41)	(.26)	(.27)	(.26)
Distributions from net realized gain	(.68)	(1.04)	(.71)	(.45)	(.69)	(.60)
Total distributions	(.68)	(1.30)C	(1.12)	(.71)	(.95)C	(.85)C
Net asset value, end of period	$29.57	$27.34	$24.35	$20.07	$22.88	$19.39
Total ReturnD,E,F	10.81%	18.28%	27.49%	(9.30)%	23.35%	6.87%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.35%J	1.20%	2.13%	1.30%	1.42%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$14,944	$17,852	$12,846	$7,977	$6,197	$3,522
Portfolio turnover rateK	37%J	55%	29%	27%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$27.27	$24.30	$20.04	$22.84	$19.36	$19.04
Income from Investment Operations
Net investment income (loss)A	.04	.26	.46	.27	.28	.29
Net realized and unrealized gain (loss)	2.85	3.99	4.90	(2.38)	4.13	.87
Total from investment operations	2.89	4.25	5.36	(2.11)	4.41	1.16
Distributions from net investment income	–B	(.25)	(.39)	(.25)	(.25)	(.24)
Distributions from net realized gain	(.68)	(1.04)	(.71)	(.45)	(.69)	(.60)
Total distributions	(.68)	(1.28)C	(1.10)	(.69)C	(.93)C	(.84)
Net asset value, end of period	$29.48	$27.27	$24.30	$20.04	$22.84	$19.36
Total ReturnD,E,F	10.77%	18.15%	27.33%	(9.36)%	23.24%	6.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.25%I	1.10%	2.03%	1.20%	1.32%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$74,240	$51,598	$30,573	$12,303	$8,385	$4,661
Portfolio turnover rateJ	37%I	55%	29%	27%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$27.11	$24.17	$19.94	$22.73	$19.27	$18.96
Income from Investment Operations
Net investment income (loss)A	.01	.22	.42	.24	.25	.26
Net realized and unrealized gain (loss)	2.85	3.97	4.88	(2.37)	4.11	.86
Total from investment operations	2.86	4.19	5.30	(2.13)	4.36	1.12
Distributions from net investment income	–B	(.21)	(.36)	(.22)	(.22)	(.22)
Distributions from net realized gain	(.68)	(1.04)	(.71)	(.45)	(.69)	(.60)
Total distributions	(.68)	(1.25)	(1.07)	(.66)C	(.90)C	(.81)C
Net asset value, end of period	$29.29	$27.11	$24.17	$19.94	$22.73	$19.27
Total ReturnD,E,F	10.72%	17.96%	27.13%	(9.50)%	23.07%	6.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.10%I	.95%	1.88%	1.05%	1.17%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$103,911	$87,124	$71,380	$45,013	$41,677	$28,467
Portfolio turnover rateJ	37%I	55%	29%	27%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.6
VIP Emerging Markets Portfolio Initial Class	15.7
VIP Growth & Income Portfolio Initial Class	10.5
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Mid Cap Portfolio Initial Class	2.5
94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.3%
Bond Funds	9.0%

VIP Freedom 2040 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	305,135	$15,976,884
VIP Equity-Income Portfolio Initial Class (a)	621,900	16,772,630
VIP Growth & Income Portfolio Initial Class (a)	741,074	19,223,466
VIP Growth Portfolio Initial Class (a)	157,026	16,277,286
VIP Mid Cap Portfolio Initial Class (a)	104,159	4,646,540
VIP Value Portfolio Initial Class (a)	630,347	12,298,062
VIP Value Strategies Portfolio Initial Class (a)	357,194	6,007,997
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,954,218)		91,202,865

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	1,874,296	28,770,437
VIP Overseas Portfolio Initial Class (a)	1,660,701	47,080,886
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $55,398,833)		75,851,323

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	328,629	3,690,508
Fidelity Long-Term Treasury Bond Index Fund (a)	383,695	5,567,412
VIP High Income Portfolio Initial Class (a)	509,752	2,767,954
VIP Investment Grade Bond Portfolio Initial Class (a)	328,452	4,519,503
TOTAL BOND FUNDS
(Cost $15,901,941)		16,545,377

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $2,100)	2,100	2,100
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $135,257,092)		183,601,665
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,136)
NET ASSETS - 100%		$183,585,529

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,100	$--	$--	$--	$--	$2,100	0.0%
Total	$2,100	$--	$--	$--	$--	$2,100

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,015,724	$989,831	$381,665	$108	$(304)	$66,922	$3,690,508
Fidelity Long-Term Treasury Bond Index Fund	3,469,059	3,018,206	652,032	61,152	(40,464)	(227,357)	5,567,412
VIP Contrafund Portfolio Initial Class	13,077,143	4,195,220	2,619,244	631,861	9,259	1,314,506	15,976,884
VIP Emerging Markets Portfolio Initial Class	24,925,471	7,871,973	5,117,762	1,013,540	8,186	1,082,569	28,770,437
VIP Equity-Income Portfolio Initial Class	13,799,404	4,078,416	2,943,243	463,069	22,417	1,815,636	16,772,630
VIP Government Money Market Portfolio Initial Class 0.01%	300,700	4,085	304,785	2	--	--	--
VIP Growth & Income Portfolio Initial Class	15,718,713	4,434,496	3,488,294	483,143	63,318	2,495,233	19,223,466
VIP Growth Portfolio Initial Class	13,326,401	5,177,289	2,571,063	1,604,151	17,061	327,598	16,277,286
VIP High Income Portfolio Initial Class	3,009,962	898,096	1,205,323	25,216	(27,119)	92,338	2,767,954
VIP Investment Grade Bond Portfolio Initial Class	3,689,937	1,940,965	1,039,662	52,969	(13,683)	(58,054)	4,519,503
VIP Mid Cap Portfolio Initial Class	3,811,563	924,544	664,274	14,715	13,986	560,721	4,646,540
VIP Overseas Portfolio Initial Class	37,375,927	12,665,747	5,948,445	1,147,749	67,233	2,920,424	47,080,886
VIP Value Portfolio Initial Class	10,094,146	2,709,947	2,718,930	24,848	85,849	2,127,050	12,298,062
VIP Value Strategies Portfolio Initial Class	4,938,425	1,212,892	1,293,013	8,229	43,452	1,106,241	6,007,997
Total	$150,552,575	$50,121,707	$30,947,735	$5,530,752	$249,191	$13,623,827	$183,599,565

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$91,202,865	$91,202,865	$--	$--
International Equity Funds	75,851,323	75,851,323	--	--
Bond Funds	16,545,377	16,545,377	--	--
Short-Term Funds	2,100	2,100	--	--
Total Investments in Securities:	$183,601,665	$183,601,665	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $2,100)	$2,100
Other affiliated issuers (cost $135,254,992)	183,599,565
Total Investment in Securities (cost $135,257,092)		$183,601,665
Cash		5
Receivable for investments sold		1,253,167
Receivable for fund shares sold		63,450
Total assets		184,918,287
Liabilities
Payable for investments purchased	$1,174,853
Payable for fund shares redeemed	141,767
Distribution and service plan fees payable	16,138
Total liabilities		1,332,758
Net Assets		$183,585,529
Net Assets consist of:
Paid in capital		$130,784,837
Total accumulated earnings (loss)		52,800,692
Net Assets		$183,585,529
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($42,039,342 ÷ 1,480,703 shares)		$28.39
Service Class:
Net Asset Value, offering price and redemption price per share ($106,158,645 ÷ 3,749,175 shares)		$28.32
Service Class 2:
Net Asset Value, offering price and redemption price per share ($35,387,542 ÷ 1,256,129 shares)		$28.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$252,668
Expenses
Distribution and service plan fees	$89,853
Independent trustees' fees and expenses	205
Total expenses		90,058
Net investment income (loss)		162,610
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	249,191
Capital gain distributions from underlying funds:
Affiliated issuers	5,278,084
Total net realized gain (loss)		5,527,275
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	13,623,827
Total change in net unrealized appreciation (depreciation)		13,623,827
Net gain (loss)		19,151,102
Net increase (decrease) in net assets resulting from operations		$19,313,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$162,610	$1,152,699
Net realized gain (loss)	5,527,275	4,700,577
Change in net unrealized appreciation (depreciation)	13,623,827	18,310,837
Net increase (decrease) in net assets resulting from operations	19,313,712	24,164,113
Distributions to shareholders	(4,305,783)	(7,009,502)
Share transactions - net increase (decrease)	18,035,983	19,212,268
Total increase (decrease) in net assets	33,043,912	36,366,879
Net Assets
Beginning of period	150,541,617	114,174,738
End of period	$183,585,529	$150,541,617

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2040 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.96	$23.08	$18.94	$21.76	$18.39	$18.19
Income from Investment Operations
Net investment income (loss)A	.04	.24	.40	.27	.28	.23
Net realized and unrealized gain (loss)	3.13	4.02	4.88	(2.39)	3.98	.88
Total from investment operations	3.17	4.26	5.28	(2.12)	4.26	1.11
Distributions from net investment income	–B	(.23)	(.39)	(.25)	(.25)	(.24)
Distributions from net realized gain	(.74)	(1.16)	(.75)	(.45)	(.64)	(.67)
Total distributions	(.74)	(1.38)C	(1.14)	(.70)	(.89)	(.91)
Net asset value, end of period	$28.39	$25.96	$23.08	$18.94	$21.76	$18.39
Total ReturnD,E,F	12.43%	19.28%	28.52%	(9.88)%	23.60%	6.83%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.30%J	1.07%	1.86%	1.26%	1.39%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$42,039	$34,365	$27,284	$19,652	$16,561	$11,515
Portfolio turnover rateK	37%J	49%	36%	39%	26%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.91	$23.04	$18.91	$21.72	$18.37	$18.17
Income from Investment Operations
Net investment income (loss)A	.03	.21	.37	.25	.26	.21
Net realized and unrealized gain (loss)	3.12	4.02	4.88	(2.38)	3.96	.89
Total from investment operations	3.15	4.23	5.25	(2.13)	4.22	1.10
Distributions from net investment income	–B	(.21)	(.37)	(.23)	(.23)	(.23)
Distributions from net realized gain	(.74)	(1.16)	(.75)	(.45)	(.64)	(.67)
Total distributions	(.74)	(1.36)C	(1.12)	(.68)	(.87)	(.90)
Net asset value, end of period	$28.32	$25.91	$23.04	$18.91	$21.72	$18.37
Total ReturnD,E,F	12.38%	19.16%	28.39%	(9.94)%	23.42%	6.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.20%I	.97%	1.76%	1.16%	1.29%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$106,159	$85,197	$63,170	$48,429	$45,492	$22,986
Portfolio turnover rateJ	37%I	49%	36%	39%	26%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.80	$22.95	$18.84	$21.65	$18.30	$18.12
Income from Investment Operations
Net investment income (loss)A	.01	.18	.34	.22	.23	.18
Net realized and unrealized gain (loss)	3.10	4.00	4.86	(2.38)	3.95	.87
Total from investment operations	3.11	4.18	5.20	(2.16)	4.18	1.05
Distributions from net investment income	–B	(.17)	(.34)	(.20)	(.19)	(.20)
Distributions from net realized gain	(.74)	(1.15)	(.75)	(.45)	(.64)	(.67)
Total distributions	(.74)	(1.33)C	(1.09)	(.65)	(.83)	(.87)
Net asset value, end of period	$28.17	$25.80	$22.95	$18.84	$21.65	$18.30
Total ReturnD,E,F	12.27%	18.99%	28.23%	(10.12)%	23.30%	6.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.05%I	.82%	1.61%	1.01%	1.14%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$35,388	$30,980	$23,721	$15,391	$16,380	$15,086
Portfolio turnover rateJ	37%I	49%	36%	39%	26%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.6
VIP Emerging Markets Portfolio Initial Class	15.7
VIP Growth & Income Portfolio Initial Class	10.5
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Mid Cap Portfolio Initial Class	2.5
94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.3%
Bond Funds	9.0%

VIP Freedom 2045 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	162,341	$8,500,163
VIP Equity-Income Portfolio Initial Class (a)	330,870	8,923,573
VIP Growth & Income Portfolio Initial Class (a)	394,271	10,227,379
VIP Growth Portfolio Initial Class (a)	83,543	8,660,081
VIP Mid Cap Portfolio Initial Class (a)	55,416	2,472,097
VIP Value Portfolio Initial Class (a)	335,365	6,542,962
VIP Value Strategies Portfolio Initial Class (a)	190,040	3,196,465
TOTAL DOMESTIC EQUITY FUNDS
(Cost $35,228,149)		48,522,720

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	997,196	15,306,952
VIP Overseas Portfolio Initial Class (a)	883,577	25,049,415
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,159,128)		40,356,367

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	174,844	1,963,498
Fidelity Long-Term Treasury Bond Index Fund (a)	204,134	2,961,985
VIP High Income Portfolio Initial Class (a)	271,211	1,472,673
VIP Investment Grade Bond Portfolio Initial Class (a)	174,749	2,404,549
TOTAL BOND FUNDS
(Cost $8,500,218)		8,802,705

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $900)	899	900
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $73,888,395)		97,682,692
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,727)
NET ASSETS - 100%		$97,665,965

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$900	$--	$--	$--	$--	$900	0.0%
Total	$900	$--	$--	$--	$--	$900

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,637,430	$419,299	$127,777	$59	$(168)	$34,714	$1,963,498
Fidelity Long-Term Treasury Bond Index Fund	1,883,597	1,487,205	258,956	32,767	(18,006)	(131,855)	2,961,985
VIP Contrafund Portfolio Initial Class	7,100,261	1,802,104	1,108,682	345,392	14,608	691,872	8,500,163
VIP Emerging Markets Portfolio Initial Class	13,532,750	3,378,799	2,186,098	554,254	7,044	574,457	15,306,952
VIP Equity-Income Portfolio Initial Class	7,492,668	1,701,982	1,255,815	253,227	25,875	958,863	8,923,573
VIP Government Money Market Portfolio Initial Class 0.01%	163,305	3,009	166,314	1	--	--	--
VIP Growth & Income Portfolio Initial Class	8,534,374	1,811,495	1,493,581	264,206	38,404	1,336,687	10,227,379
VIP Growth Portfolio Initial Class	7,235,530	2,335,031	1,085,093	877,736	12,044	162,569	8,660,081
VIP High Income Portfolio Initial Class	1,634,291	377,538	573,556	13,789	(9,671)	44,071	1,472,673
VIP Investment Grade Bond Portfolio Initial Class	2,003,485	919,331	477,833	28,963	(7,365)	(33,069)	2,404,549
VIP Mid Cap Portfolio Initial Class	2,069,512	362,983	272,786	8,041	10,541	301,847	2,472,097
VIP Overseas Portfolio Initial Class	20,293,269	5,547,053	2,377,691	627,648	22,880	1,563,904	25,049,415
VIP Value Portfolio Initial Class	5,480,655	1,088,985	1,220,442	13,588	89,051	1,104,713	6,542,962
VIP Value Strategies Portfolio Initial Class	2,681,333	475,153	581,505	4,497	30,182	591,302	3,196,465
Total	$81,742,460	$21,709,967	$13,186,129	$3,024,168	$215,419	$7,200,075	$97,681,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$48,522,720	$48,522,720	$--	$--
International Equity Funds	40,356,367	40,356,367	--	--
Bond Funds	8,802,705	8,802,705	--	--
Short-Term Funds	900	900	--	--
Total Investments in Securities:	$97,682,692	$97,682,692	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $900)	$900
Other affiliated issuers (cost $73,887,495)	97,681,792
Total Investment in Securities (cost $73,888,395)		$97,682,692
Cash		2
Receivable for investments sold		606,426
Receivable for fund shares sold		233,789
Total assets		98,522,909
Liabilities
Payable for investments purchased	$838,496
Payable for fund shares redeemed	1,717
Distribution and service plan fees payable	16,731
Total liabilities		856,944
Net Assets		$97,665,965
Net Assets consist of:
Paid in capital		$71,463,371
Total accumulated earnings (loss)		26,202,594
Net Assets		$97,665,965
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($5,753,112 ÷ 200,841 shares)		$28.65
Service Class:
Net Asset Value, offering price and redemption price per share ($19,087,859 ÷ 668,284 shares)		$28.56
Service Class 2:
Net Asset Value, offering price and redemption price per share ($72,824,994 ÷ 2,564,601 shares)		$28.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$137,702
Expenses
Distribution and service plan fees	$94,023
Independent trustees' fees and expenses	111
Total expenses		94,134
Net investment income (loss)		43,568
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	215,419
Capital gain distributions from underlying funds:
Affiliated issuers	2,886,466
Total net realized gain (loss)		3,101,885
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	7,200,075
Total change in net unrealized appreciation (depreciation)		7,200,075
Net gain (loss)		10,301,960
Net increase (decrease) in net assets resulting from operations		$10,345,528

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,568	$563,175
Net realized gain (loss)	3,101,885	2,232,889
Change in net unrealized appreciation (depreciation)	7,200,075	10,278,186
Net increase (decrease) in net assets resulting from operations	10,345,528	13,074,250
Distributions to shareholders	(2,030,084)	(3,303,391)
Share transactions - net increase (decrease)	7,621,050	15,056,889
Total increase (decrease) in net assets	15,936,494	24,827,748
Net Assets
Beginning of period	81,729,471	56,901,723
End of period	$97,665,965	$81,729,471

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2045 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.09	$23.08	$18.91	$21.64	$18.31	$18.03
Income from Investment Operations
Net investment income (loss)A	.04	.25	.43	.27	.30	.28
Net realized and unrealized gain (loss)	3.16	4.03	4.85	(2.39)	3.93	.83
Total from investment operations	3.20	4.28	5.28	(2.12)	4.23	1.11
Distributions from net investment income	–B	(.22)	(.37)	(.25)	(.24)	(.24)
Distributions from net realized gain	(.64)	(1.05)	(.74)	(.37)	(.66)	(.59)
Total distributions	(.64)	(1.27)	(1.11)	(.61)C	(.90)	(.83)
Net asset value, end of period	$28.65	$26.09	$23.08	$18.91	$21.64	$18.31
Total ReturnD,E,F	12.41%	19.27%	28.57%	(9.89)%	23.59%	6.80%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.30%J	1.12%	2.01%	1.25%	1.46%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$5,753	$5,282	$3,686	$2,583	$1,491	$789
Portfolio turnover rateK	30%J	38%	25%	42%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.03	$23.03	$18.88	$21.61	$18.30	$18.02
Income from Investment Operations
Net investment income (loss)A	.03	.23	.41	.24	.28	.26
Net realized and unrealized gain (loss)	3.14	4.02	4.83	(2.37)	3.92	.84
Total from investment operations	3.17	4.25	5.24	(2.13)	4.20	1.10
Distributions from net investment income	–B	(.21)	(.35)	(.23)	(.23)	(.23)
Distributions from net realized gain	(.64)	(1.05)	(.74)	(.37)	(.66)	(.59)
Total distributions	(.64)	(1.25)C	(1.09)	(.60)	(.89)	(.82)
Net asset value, end of period	$28.56	$26.03	$23.03	$18.88	$21.61	$18.30
Total ReturnD,E,F	12.36%	19.18%	28.40%	(9.97)%	23.42%	6.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.20%I	1.02%	1.91%	1.15%	1.36%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$19,088	$13,322	$7,345	$3,900	$1,923	$396
Portfolio turnover rateJ	30%I	38%	25%	42%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.90	$22.93	$18.80	$21.52	$18.22	$17.95
Income from Investment Operations
Net investment income (loss)A	.01	.19	.37	.21	.24	.23
Net realized and unrealized gain (loss)	3.13	4.00	4.82	(2.37)	3.92	.84
Total from investment operations	3.14	4.19	5.19	(2.16)	4.16	1.07
Distributions from net investment income	–B	(.17)	(.33)	(.20)	(.20)	(.20)
Distributions from net realized gain	(.64)	(1.05)	(.74)	(.37)	(.66)	(.59)
Total distributions	(.64)	(1.22)	(1.06)C	(.56)C	(.86)	(.80)C
Net asset value, end of period	$28.40	$25.90	$22.93	$18.80	$21.52	$18.22
Total ReturnD,E,F	12.31%	18.97%	28.25%	(10.13)%	23.30%	6.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.05%I	.87%	1.76%	1.00%	1.21%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$72,825	$63,126	$45,871	$28,298	$27,399	$16,671
Portfolio turnover rateJ	30%I	38%	25%	42%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.6
VIP Emerging Markets Portfolio Initial Class	15.7
VIP Growth & Income Portfolio Initial Class	10.5
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Mid Cap Portfolio Initial Class	2.5
94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.3%
Bond Funds	9.0%

VIP Freedom 2050 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	140,511	$7,357,176
VIP Equity-Income Portfolio Initial Class (a)	286,380	7,723,680
VIP Growth & Income Portfolio Initial Class (a)	341,257	8,852,217
VIP Growth Portfolio Initial Class (a)	72,309	7,495,562
VIP Mid Cap Portfolio Initial Class (a)	47,964	2,139,687
VIP Value Portfolio Initial Class (a)	290,270	5,663,171
VIP Value Strategies Portfolio Initial Class (a)	164,486	2,766,650
TOTAL DOMESTIC EQUITY FUNDS
(Cost $30,528,832)		41,998,143

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	863,109	13,248,721
VIP Overseas Portfolio Initial Class (a)	764,756	21,680,824
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $26,298,255)		34,929,545

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	151,348	1,699,637
Fidelity Long-Term Treasury Bond Index Fund (a)	176,685	2,563,699
VIP High Income Portfolio Initial Class (a)	234,771	1,274,807
VIP Investment Grade Bond Portfolio Initial Class (a)	151,263	2,081,380
TOTAL BOND FUNDS
(Cost $7,328,259)		7,619,523
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $64,155,346)		84,547,211
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,052)
NET ASSETS - 100%		$84,537,159

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$616	$--	$616	$--	$--	$--	0.0%
Total	$616	$--	$616	$--	$--	$--

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,372,191	$401,935	$104,681	$49	$(269)	$30,461	$1,699,637
Fidelity Long-Term Treasury Bond Index Fund	1,578,446	1,318,451	211,292	27,795	(15,555)	(106,351)	2,563,699
VIP Contrafund Portfolio Initial Class	5,950,011	1,689,531	890,042	289,145	7,652	600,024	7,357,176
VIP Emerging Markets Portfolio Initial Class	11,340,951	3,225,655	1,817,384	464,181	6,423	493,076	13,248,721
VIP Equity-Income Portfolio Initial Class	6,278,779	1,657,896	1,047,943	212,069	40,403	794,545	7,723,680
VIP Government Money Market Portfolio Initial Class 0.01%	136,874	2,112	138,986	1	--	--	--
VIP Growth & Income Portfolio Initial Class	7,151,897	1,786,666	1,248,988	221,262	44,079	1,118,563	8,852,217
VIP Growth Portfolio Initial Class	6,063,332	2,157,372	885,632	735,254	2,766	157,724	7,495,562
VIP High Income Portfolio Initial Class	1,369,570	355,726	480,230	11,550	(6,449)	36,190	1,274,807
VIP Investment Grade Bond Portfolio Initial Class	1,678,955	835,858	400,584	24,261	(6,767)	(26,082)	2,081,380
VIP Mid Cap Portfolio Initial Class	1,734,234	365,651	223,691	6,732	6,307	257,186	2,139,687
VIP Overseas Portfolio Initial Class	17,005,863	5,184,203	1,869,053	525,645	48,161	1,311,650	21,680,824
VIP Value Portfolio Initial Class	4,592,766	1,087,608	1,023,368	11,379	54,567	951,598	5,663,171
VIP Value Strategies Portfolio Initial Class	2,246,949	479,757	483,147	3,765	30,740	492,351	2,766,650
Total	$68,500,818	$20,548,421	$10,825,021	$2,533,088	$212,058	$6,110,935	$84,547,211

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$41,998,143	$41,998,143	$--	$--
International Equity Funds	34,929,545	34,929,545	--	--
Bond Funds	7,619,523	7,619,523	--	--
Total Investments in Securities:	$84,547,211	$84,547,211	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $64,155,346)	$84,547,211
Total Investment in Securities (cost $64,155,346)		$84,547,211
Cash		617
Receivable for investments sold		519,723
Receivable for fund shares sold		131,574
Total assets		85,199,125
Liabilities
Payable for investments purchased	$561,578
Payable for fund shares redeemed	89,722
Distribution and service plan fees payable	10,666
Total liabilities		661,966
Net Assets		$84,537,159
Net Assets consist of:
Paid in capital		$62,438,629
Total accumulated earnings (loss)		22,098,530
Net Assets		$84,537,159
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($16,655,026 ÷ 646,492 shares)		$25.76
Service Class:
Net Asset Value, offering price and redemption price per share ($26,965,840 ÷ 1,050,010 shares)		$25.68
Service Class 2:
Net Asset Value, offering price and redemption price per share ($40,916,293 ÷ 1,600,605 shares)		$25.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$115,567
Expenses
Distribution and service plan fees	$58,411
Independent trustees' fees and expenses	93
Total expenses		58,504
Net investment income (loss)		57,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	212,058
Capital gain distributions from underlying funds:
Affiliated issuers	2,417,521
Total net realized gain (loss)		2,629,579
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	6,110,935
Total change in net unrealized appreciation (depreciation)		6,110,935
Net gain (loss)		8,740,514
Net increase (decrease) in net assets resulting from operations		$8,797,577

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,063	$483,689
Net realized gain (loss)	2,629,579	1,747,009
Change in net unrealized appreciation (depreciation)	6,110,935	8,433,190
Net increase (decrease) in net assets resulting from operations	8,797,577	10,663,888
Distributions to shareholders	(1,656,680)	(2,599,691)
Share transactions - net increase (decrease)	8,903,152	15,318,743
Total increase (decrease) in net assets	16,044,049	23,382,940
Net Assets
Beginning of period	68,493,110	45,110,170
End of period	$84,537,159	$68,493,110

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2050 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.45	$20.68	$16.88	$19.50	$16.55	$16.42
Income from Investment Operations
Net investment income (loss)A	.04	.22	.37	.26	.23	.25
Net realized and unrealized gain (loss)	2.83	3.63	4.36	(2.15)	3.58	.75
Total from investment operations	2.87	3.85	4.73	(1.89)	3.81	1.00
Distributions from net investment income	–B	(.20)	(.34)	(.21)	(.24)	(.25)
Distributions from net realized gain	(.56)	(.88)	(.59)	(.52)	(.63)	(.62)
Total distributions	(.56)	(1.08)	(.93)	(.73)	(.86)C	(.87)
Net asset value, end of period	$25.76	$23.45	$20.68	$16.88	$19.50	$16.55
Total ReturnD,E,F	12.42%	19.28%	28.51%	(9.89)%	23.52%	6.84%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.30%J	1.08%	1.96%	1.35%	1.27%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$16,655	$13,644	$10,317	$7,056	$5,826	$4,171
Portfolio turnover rateK	29%J	43%	30%	111%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.39	$20.63	$16.84	$19.47	$16.52	$16.39
Income from Investment Operations
Net investment income (loss)A	.02	.20	.35	.24	.21	.24
Net realized and unrealized gain (loss)	2.83	3.62	4.35	(2.15)	3.59	.74
Total from investment operations	2.85	3.82	4.70	(1.91)	3.80	.98
Distributions from net investment income	–B	(.18)	(.32)	(.20)	(.22)	(.23)
Distributions from net realized gain	(.56)	(.88)	(.59)	(.52)	(.63)	(.62)
Total distributions	(.56)	(1.06)	(.91)	(.72)	(.85)	(.85)
Net asset value, end of period	$25.68	$23.39	$20.63	$16.84	$19.47	$16.52
Total ReturnC,D,E	12.37%	19.17%	28.39%	(10.03)%	23.46%	6.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.20%H	.98%	1.86%	1.25%	1.17%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$26,966	$21,593	$14,242	$10,203	$6,748	$4,205
Portfolio turnover rateI	29%H	43%	30%	111%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.31	$20.57	$16.80	$19.42	$16.47	$16.35
Income from Investment Operations
Net investment income (loss)A	.01	.17	.32	.21	.18	.21
Net realized and unrealized gain (loss)	2.80	3.60	4.34	(2.13)	3.58	.74
Total from investment operations	2.81	3.77	4.66	(1.92)	3.76	.95
Distributions from net investment income	–B	(.15)	(.30)	(.18)	(.18)	(.21)
Distributions from net realized gain	(.56)	(.88)	(.59)	(.52)	(.63)	(.62)
Total distributions	(.56)	(1.03)	(.89)	(.70)	(.81)	(.83)
Net asset value, end of period	$25.56	$23.31	$20.57	$16.80	$19.42	$16.47
Total ReturnC,D,E	12.24%	18.99%	28.22%	(10.13)%	23.30%	6.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.05%H	.83%	1.71%	1.10%	1.02%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$40,916	$33,256	$20,551	$10,262	$8,285	$9,472
Portfolio turnover rateI	29%H	43%	30%	111%	46%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.6
VIP Emerging Markets Portfolio Initial Class	15.7
VIP Growth & Income Portfolio Initial Class	10.5
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Mid Cap Portfolio Initial Class	2.5
94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.3%
Bond Funds	9.0%

VIP Freedom 2055 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	7,126	$373,130
VIP Equity-Income Portfolio Initial Class (a)	14,525	391,737
VIP Growth & Income Portfolio Initial Class (a)	17,308	448,967
VIP Growth Portfolio Initial Class (a)	3,667	380,158
VIP Mid Cap Portfolio Initial Class (a)	2,433	108,519
VIP Value Portfolio Initial Class (a)	14,722	287,229
VIP Value Strategies Portfolio Initial Class (a)	8,343	140,322
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,720,552)		2,130,062

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	43,774	671,932
VIP Overseas Portfolio Initial Class (a)	38,787	1,099,616
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,500,905)		1,771,548

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	7,676	86,201
Fidelity Long-Term Treasury Bond Index Fund (a)	8,960	130,014
VIP High Income Portfolio Initial Class (a)	11,907	64,654
VIP Investment Grade Bond Portfolio Initial Class (a)	7,672	105,562
TOTAL BOND FUNDS
(Cost $377,761)		386,431
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,599,218)		4,288,041
NET OTHER ASSETS (LIABILITIES) - 0.0%		(515)
NET ASSETS - 100%		$4,287,526
Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$48,435	$40,418	$4,183	$2	$(2)	$1,533	$86,201
Fidelity Long-Term Treasury Bond Index Fund	55,713	87,217	9,111	1,214	(698)	(3,107)	130,014
VIP Contrafund Portfolio Initial Class	210,005	170,785	36,204	11,653	(126)	28,670	373,130
VIP Emerging Markets Portfolio Initial Class	400,235	330,289	76,727	18,240	(1,278)	19,413	671,932
VIP Equity-Income Portfolio Initial Class	221,608	176,310	41,588	8,317	404	35,003	391,737
VIP Government Money Market Portfolio Initial Class 0.01%	4,835	474	5,309	--	--	--	--
VIP Growth & Income Portfolio Initial Class	252,425	196,557	49,059	8,680	196	48,848	448,967
VIP Growth Portfolio Initial Class	214,009	195,030	38,806	29,060	(797)	10,722	380,158
VIP High Income Portfolio Initial Class	48,342	36,918	22,063	454	(150)	1,607	64,654
VIP Investment Grade Bond Portfolio Initial Class	59,263	63,245	15,921	954	(305)	(720)	105,562
VIP Mid Cap Portfolio Initial Class	61,211	45,413	8,488	262	(14)	10,397	108,519
VIP Overseas Portfolio Initial Class	600,262	516,194	77,878	20,655	256	60,782	1,099,616
VIP Value Portfolio Initial Class	162,102	124,198	40,296	446	440	40,785	287,229
VIP Value Strategies Portfolio Initial Class	79,305	58,534	18,590	147	116	20,957	140,322
Total	$2,417,750	$2,041,582	$444,223	$100,084	$(1,958)	$274,890	$4,288,041

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,130,062	$2,130,062	$--	$--
International Equity Funds	1,771,548	1,771,548	--	--
Bond Funds	386,431	386,431	--	--
Total Investments in Securities:	$4,288,041	$4,288,041	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,599,218)	$4,288,041
Total Investment in Securities (cost $3,599,218)		$4,288,041
Cash		16
Receivable for investments sold		25,652
Receivable for fund shares sold		2,419
Total assets		4,316,128
Liabilities
Payable for investments purchased	$28,070
Distribution and service plan fees payable	532
Total liabilities		28,602
Net Assets		$4,287,526
Net Assets consist of:
Paid in capital		$3,508,044
Total accumulated earnings (loss)		779,482
Net Assets		$4,287,526
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($483,803 ÷ 34,091 shares)		$14.19
Service Class:
Net Asset Value, offering price and redemption price per share ($1,878,304 ÷ 132,473 shares)		$14.18
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,925,419 ÷ 136,028 shares)		$14.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,632
Expenses
Distribution and service plan fees	$2,606
Independent trustees' fees and expenses	4
Total expenses		2,610
Net investment income (loss)		2,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,958)
Capital gain distributions from underlying funds:
Affiliated issuers	95,452
Total net realized gain (loss)		93,494
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	274,890
Total change in net unrealized appreciation (depreciation)		274,890
Net gain (loss)		368,384
Net increase (decrease) in net assets resulting from operations		$370,406

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,022	$16,155
Net realized gain (loss)	93,494	62,457
Change in net unrealized appreciation (depreciation)	274,890	311,896
Net increase (decrease) in net assets resulting from operations	370,406	390,508
Distributions to shareholders	(9,228)	(75,641)
Share transactions - net increase (decrease)	1,508,865	747,309
Total increase (decrease) in net assets	1,870,043	1,062,176
Net Assets
Beginning of period	2,417,483	1,355,307
End of period	$4,287,526	$2,417,483

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2055 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.67	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.12	.16
Net realized and unrealized gain (loss)	1.54	1.99	1.02
Total from investment operations	1.56	2.11	1.18
Distributions from net investment income	–	(.10)	(.15)
Distributions from net realized gain	(.04)	(.32)	(.06)
Total distributions	(.04)	(.42)	(.20)C
Net asset value, end of period	$14.19	$12.67	$10.98
Total ReturnD,E	12.36%	19.28%	11.85%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	- %I
Expenses net of all reductionsH	- %I	-%	- %I
Net investment income (loss)	.28%I	1.09%	2.12%I
Supplemental Data
Net assets, end of period (000 omitted)	$484	$423	$366
Portfolio turnover rateJ	27%I	64%	24%I

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.11	.15
Net realized and unrealized gain (loss)	1.55	1.99	1.03
Total from investment operations	1.56	2.10	1.18
Distributions from net investment income	–	(.09)	(.14)
Distributions from net realized gain	(.04)	(.32)	(.06)
Total distributions	(.04)	(.42)C	(.20)
Net asset value, end of period	$14.18	$12.66	$10.98
Total ReturnD,E	12.37%	19.11%	11.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%H
Net investment income (loss)	.18%H	.99%	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,878	$814	$399
Portfolio turnover rateI	27%H	64%	24%H

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$10.97	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.09	.14
Net realized and unrealized gain (loss)	1.54	1.99	1.02
Total from investment operations	1.54	2.08	1.16
Distributions from net investment income	–	(.08)	(.13)
Distributions from net realized gain	(.04)	(.32)	(.06)
Total distributions	(.04)	(.40)	(.19)
Net asset value, end of period	$14.15	$12.65	$10.97
Total ReturnD,E	12.22%	19.01%	11.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%H
Expenses net of fee waivers, if any	.25%H	.25%	.25%H
Expenses net of all reductions	.25%H	.25%	.25%H
Net investment income (loss)	.03%H	.84%	1.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,925	$1,180	$590
Portfolio turnover rateI	27%H	64%	24%H

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.6
VIP Emerging Markets Portfolio Initial Class	15.7
VIP Growth & Income Portfolio Initial Class	10.5
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Mid Cap Portfolio Initial Class	2.5
94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.3%
Bond Funds	9.0%

VIP Freedom 2060 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	13,274	$695,030
VIP Equity-Income Portfolio Initial Class (a)	27,053	729,627
VIP Growth & Income Portfolio Initial Class (a)	32,238	836,247
VIP Growth Portfolio Initial Class (a)	6,831	708,094
VIP Mid Cap Portfolio Initial Class (a)	4,531	202,133
VIP Value Portfolio Initial Class (a)	27,421	534,979
VIP Value Strategies Portfolio Initial Class (a)	15,538	261,354
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,168,831)		3,967,464

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	81,537	1,251,597
VIP Overseas Portfolio Initial Class (a)	72,244	2,048,122
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,773,920)		3,299,719

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	14,297	160,558
Fidelity Long-Term Treasury Bond Index Fund (a)	16,691	242,187
VIP High Income Portfolio Initial Class (a)	22,178	120,427
VIP Investment Grade Bond Portfolio Initial Class (a)	14,289	196,622
TOTAL BOND FUNDS
(Cost $705,956)		719,794

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $16)	16	16
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,648,723)		7,986,993
NET OTHER ASSETS (LIABILITIES) - 0.0%		(829)
NET ASSETS - 100%		$7,986,164

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$16	$--	$--	$--	$--	$16	0.0%
Total	$16	$--	$--	$--	$--	$16

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$102,445	$75,776	$20,426	$4	$(92)	$2,855	$160,558
Fidelity Long-Term Treasury Bond Index Fund	117,844	164,371	32,067	2,315	(2,422)	(5,539)	242,187
VIP Contrafund Portfolio Initial Class	444,197	319,147	124,967	22,183	1,197	55,456	695,030
VIP Emerging Markets Portfolio Initial Class	846,529	612,522	249,974	35,158	(1,385)	43,905	1,251,597
VIP Equity-Income Portfolio Initial Class	468,745	326,696	134,212	16,030	3,169	65,229	729,627
VIP Government Money Market Portfolio Initial Class 0.01%	10,223	210	10,433	--	--	--	--
VIP Growth & Income Portfolio Initial Class	533,919	364,498	157,005	16,729	2,206	92,629	836,247
VIP Growth Portfolio Initial Class	452,658	360,954	127,394	56,035	(224)	22,100	708,094
VIP High Income Portfolio Initial Class	102,247	70,407	55,083	875	(33)	2,889	120,427
VIP Investment Grade Bond Portfolio Initial Class	125,346	115,377	42,000	1,838	(669)	(1,432)	196,622
VIP Mid Cap Portfolio Initial Class	129,472	82,641	30,863	505	685	20,198	202,133
VIP Overseas Portfolio Initial Class	1,269,625	963,197	303,177	39,813	3,979	114,498	2,048,122
VIP Value Portfolio Initial Class	342,874	230,167	117,982	860	4,258	75,662	534,979
VIP Value Strategies Portfolio Initial Class	167,744	108,147	55,725	283	2,674	38,514	261,354
Total	$5,113,868	$3,794,110	$1,461,308	$192,628	$13,343	$526,964	$7,986,977

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,967,464	$3,967,464	$--	$--
International Equity Funds	3,299,719	3,299,719	--	--
Bond Funds	719,794	719,794	--	--
Short-Term Funds	16	16	--	--
Total Investments in Securities:	$7,986,993	$7,986,993	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $16)	$16
Other affiliated issuers (cost $6,648,707)	7,986,977
Total Investment in Securities (cost $6,648,723)		$7,986,993
Receivable for investments sold		49,201
Receivable for fund shares sold		5,534
Total assets		8,041,728
Liabilities
Payable for investments purchased	$54,545
Payable for fund shares redeemed	188
Distribution and service plan fees payable	831
Total liabilities		55,564
Net Assets		$7,986,164
Net Assets consist of:
Paid in capital		$6,524,761
Total accumulated earnings (loss)		1,461,403
Net Assets		$7,986,164
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($484,409 ÷ 34,085 shares)		$14.21
Service Class:
Net Asset Value, offering price and redemption price per share ($5,764,037 ÷ 405,989 shares)		$14.20
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,737,718 ÷ 122,607 shares)		$14.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,923
Expenses
Distribution and service plan fees	$4,060
Independent trustees' fees and expenses	7
Total expenses		4,067
Net investment income (loss)		4,856
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	13,343
Capital gain distributions from underlying funds:
Affiliated issuers	183,705
Total net realized gain (loss)		197,048
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	526,964
Total change in net unrealized appreciation (depreciation)		526,964
Net gain (loss)		724,012
Net increase (decrease) in net assets resulting from operations		$728,868

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,856	$36,913
Net realized gain (loss)	197,048	62,708
Change in net unrealized appreciation (depreciation)	526,964	705,260
Net increase (decrease) in net assets resulting from operations	728,868	804,881
Distributions to shareholders	(4,140)	(175,724)
Share transactions - net increase (decrease)	2,148,063	3,197,125
Total increase (decrease) in net assets	2,872,791	3,826,282
Net Assets
Beginning of period	5,113,373	1,287,091
End of period	$7,986,164	$5,113,373

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2060 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$10.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.13	.16
Net realized and unrealized gain (loss)	1.55	1.99	1.02
Total from investment operations	1.57	2.12	1.18
Distributions from net investment income	–	(.11)	(.15)
Distributions from net realized gain	(.01)	(.35)	(.05)
Total distributions	(.01)	(.46)	(.19)C
Net asset value, end of period	$14.21	$12.65	$10.99
Total ReturnD,E	12.42%	19.30%	11.86%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	- %I
Expenses net of all reductionsH	- %I	-%	- %I
Net investment income (loss)	.28%I	1.18%	2.18%I
Supplemental Data
Net assets, end of period (000 omitted)	$484	$422	$366
Portfolio turnover rateJ	46%I	68%	23%I

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$10.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.12	.15
Net realized and unrealized gain (loss)	1.55	1.99	1.03
Total from investment operations	1.56	2.11	1.18
Distributions from net investment income	–	(.10)	(.14)
Distributions from net realized gain	(.01)	(.35)	(.05)
Total distributions	(.01)	(.45)	(.19)
Net asset value, end of period	$14.20	$12.65	$10.99
Total ReturnC,D	12.34%	19.22%	11.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.10%	.10%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	.18%G	1.08%	2.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,764	$3,530	$445
Portfolio turnover rateH	46%G	68%	23%G

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.63	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.10	.14
Net realized and unrealized gain (loss)	1.55	1.99	1.02
Total from investment operations	1.55	2.09	1.16
Distributions from net investment income	–	(.09)	(.13)
Distributions from net realized gain	(.01)	(.35)	(.05)
Total distributions	(.01)	(.44)	(.18)
Net asset value, end of period	$14.17	$12.63	$10.98
Total ReturnD,E	12.28%	19.04%	11.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%H
Expenses net of fee waivers, if any	.25%H	.25%	.25%H
Expenses net of all reductions	.25%H	.25%	.25%H
Net investment income (loss)	.03%H	.93%	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,738	$1,161	$475
Portfolio turnover rateI	46%H	68%	23%H

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.6
VIP Emerging Markets Portfolio Initial Class	15.7
VIP Growth & Income Portfolio Initial Class	10.5
VIP Equity-Income Portfolio Initial Class	9.1
VIP Growth Portfolio Initial Class	8.9
VIP Contrafund Portfolio Initial Class	8.7
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Mid Cap Portfolio Initial Class	2.5
94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.7%
International Equity Funds	41.3%
Bond Funds	9.0%

VIP Freedom 2065 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,453	$128,437
VIP Equity-Income Portfolio Initial Class (a)	4,999	134,834
VIP Growth & Income Portfolio Initial Class (a)	5,957	154,536
VIP Growth Portfolio Initial Class (a)	1,262	130,852
VIP Mid Cap Portfolio Initial Class (a)	837	37,353
VIP Value Portfolio Initial Class (a)	5,067	98,863
VIP Value Strategies Portfolio Initial Class (a)	2,871	48,298
TOTAL DOMESTIC EQUITY FUNDS
(Cost $531,464)		733,173

International Equity Funds - 41.3%
VIP Emerging Markets Portfolio Initial Class (a)	15,068	231,288
VIP Overseas Portfolio Initial Class (a)	13,350	378,484
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $463,804)		609,772

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	2,642	29,671
Fidelity Long-Term Treasury Bond Index Fund (a)	3,084	44,756
VIP High Income Portfolio Initial Class (a)	4,098	22,255
VIP Investment Grade Bond Portfolio Initial Class (a)	2,641	36,335
TOTAL BOND FUNDS
(Cost $128,036)		133,017
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,123,304)		1,475,962
NET OTHER ASSETS (LIABILITIES) - 0.0%		(134)
NET ASSETS - 100%		$1,475,828

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$25,854	$4,245	$950	$1	$(2)	$524	$29,671
Fidelity Long-Term Treasury Bond Index Fund	29,742	19,902	2,498	502	(294)	(2,096)	44,756
VIP Contrafund Portfolio Initial Class	112,096	16,063	10,427	5,393	237	10,468	128,437
VIP Emerging Markets Portfolio Initial Class	213,543	32,685	24,130	8,673	798	8,392	231,288
VIP Equity-Income Portfolio Initial Class	118,290	15,235	13,879	3,954	604	14,584	134,834
VIP Government Money Market Portfolio Initial Class 0.01%	2,581	1	2,582	--	--	--	--
VIP Growth & Income Portfolio Initial Class	134,735	15,422	16,843	4,126	1,104	20,118	154,536
VIP Growth Portfolio Initial Class	114,229	25,599	11,365	13,827	349	2,040	130,852
VIP High Income Portfolio Initial Class	25,802	3,545	7,611	216	(42)	561	22,255
VIP Investment Grade Bond Portfolio Initial Class	31,633	11,385	6,038	453	(108)	(537)	36,335
VIP Mid Cap Portfolio Initial Class	32,734	2,325	2,553	125	458	4,389	37,353
VIP Overseas Portfolio Initial Class	320,449	55,633	21,762	9,821	464	23,700	378,484
VIP Value Portfolio Initial Class	86,527	8,579	14,723	212	2,131	16,349	98,863
VIP Value Strategies Portfolio Initial Class	42,270	3,197	6,809	70	1,185	8,455	48,298
Total	$1,290,485	$213,816	$142,170	$47,373	$6,884	$106,947	$1,475,962

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$733,173	$733,173	$--	$--
International Equity Funds	609,772	609,772	--	--
Bond Funds	133,017	133,017	--	--
Total Investments in Securities:	$1,475,962	$1,475,962	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,123,304)	$1,475,962
Total Investment in Securities (cost $1,123,304)		$1,475,962
Cash		14
Receivable for investments sold		9,170
Receivable for fund shares sold		153
Total assets		1,485,299
Liabilities
Payable for investments purchased	$9,322
Distribution and service plan fees payable	149
Total liabilities		9,471
Net Assets		$1,475,828
Net Assets consist of:
Paid in capital		$1,072,634
Total accumulated earnings (loss)		403,194
Net Assets		$1,475,828
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($476,341 ÷ 34,164 shares)		$13.94
Service Class:
Net Asset Value, offering price and redemption price per share ($464,905 ÷ 33,369 shares)		$13.93
Service Class 2:
Net Asset Value, offering price and redemption price per share ($534,582 ÷ 38,418 shares)		$13.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,144
Expenses
Distribution and service plan fees	$845
Independent trustees' fees and expenses	2
Total expenses		847
Net investment income (loss)		1,297
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,884
Capital gain distributions from underlying funds:
Affiliated issuers	45,229
Total net realized gain (loss)		52,113
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	106,947
Total change in net unrealized appreciation (depreciation)		106,947
Net gain (loss)		159,060
Net increase (decrease) in net assets resulting from operations		$160,357

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,297	$10,457
Net realized gain (loss)	52,113	51,150
Change in net unrealized appreciation (depreciation)	106,947	152,875
Net increase (decrease) in net assets resulting from operations	160,357	214,482
Distributions to shareholders	(6,941)	(61,034)
Share transactions - net increase (decrease)	32,041	40,591
Total increase (decrease) in net assets	185,457	194,039
Net Assets
Beginning of period	1,290,371	1,096,332
End of period	$1,475,828	$1,290,371

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2065 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.12	.15
Net realized and unrealized gain (loss)	1.52	1.99	1.03
Total from investment operations	1.54	2.11	1.18
Distributions from net investment income	–	(.11)	(.15)
Distributions from net realized gain	(.07)	(.49)	(.07)
Total distributions	(.07)	(.60)	(.22)
Net asset value, end of period	$13.94	$12.47	$10.96
Total ReturnC,D	12.37%	19.35%	11.79%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	.31%H	1.07%	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$476	$416	$365
Portfolio turnover rateI	21%H	34%	24%H

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.11	.14
Net realized and unrealized gain (loss)	1.53	1.98	1.03
Total from investment operations	1.54	2.09	1.17
Distributions from net investment income	–	(.10)	(.14)
Distributions from net realized gain	(.07)	(.49)	(.07)
Total distributions	(.07)	(.59)	(.21)
Net asset value, end of period	$13.93	$12.46	$10.96
Total ReturnC,D	12.38%	19.16%	11.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.10%	.10%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%G
Net investment income (loss)	.21%G	.97%	1.91%G
Supplemental Data
Net assets, end of period (000 omitted)	$465	$416	$365
Portfolio turnover rateH	21%G	34%	24%G

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.09	.13
Net realized and unrealized gain (loss)	1.52	1.99	1.03
Total from investment operations	1.52	2.08	1.16
Distributions from net investment income	–	(.09)	(.13)
Distributions from net realized gain	(.07)	(.49)	(.07)
Total distributions	(.07)	(.58)	(.20)
Net asset value, end of period	$13.91	$12.46	$10.96
Total ReturnD,E	12.22%	19.03%	11.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%H
Expenses net of fee waivers, if any	.25%H	.25%	.25%H
Expenses net of all reductions	.25%H	.25%	.25%H
Net investment income (loss)	.06%H	.82%	1.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$535	$459	$365
Portfolio turnover rateI	21%H	34%	24%H

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income Portfolio	$69,916,122	$8,636,295	$(299,926)	$8,336,369
VIP Freedom 2005 Portfolio	12,111,695	1,998,980	(16,753)	1,982,227
VIP Freedom 2010 Portfolio	303,814,452	71,063,121	(879,123)	70,183,998
VIP Freedom 2015 Portfolio	67,381,820	25,158,539	(185,876)	24,972,663
VIP Freedom 2020 Portfolio	551,919,083	222,460,076	(1,249,970)	221,210,106
VIP Freedom 2025 Portfolio	284,891,152	82,660,976	(974,601)	81,686,375
VIP Freedom 2030 Portfolio	462,959,876	160,917,420	(1,770,387)	159,147,033
VIP Freedom 2035 Portfolio	151,639,224	41,935,886	(452,544)	41,483,342
VIP Freedom 2040 Portfolio	136,356,507	47,550,745	(305,587)	47,245,158
VIP Freedom 2045 Portfolio	74,535,208	23,319,626	(172,142)	23,147,484
VIP Freedom 2050 Portfolio	64,941,923	19,808,696	(203,408)	19,605,288
VIP Freedom 2055 Portfolio	3,606,688	690,368	(9,015)	681,353
VIP Freedom 2060 Portfolio	6,728,306	1,270,728	(12,041)	1,258,687
VIP Freedom 2065 Portfolio	1,126,218	351,724	(1,980)	349,744

Due to large subscriptions in the period, VIP Freedom 2060 Portfolio is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income Portfolio	23,186,292	22,582,536
VIP Freedom 2005 Portfolio	2,309,235	4,404,778
VIP Freedom 2010 Portfolio	61,491,059	58,506,263
VIP Freedom 2015 Portfolio	19,705,685	29,234,365
VIP Freedom 2020 Portfolio	115,532,976	153,688,332
VIP Freedom 2025 Portfolio	84,576,409	49,581,547
VIP Freedom 2030 Portfolio	144,430,888	86,317,861
VIP Freedom 2035 Portfolio	56,509,511	32,499,354
VIP Freedom 2040 Portfolio	50,121,707	30,947,735
VIP Freedom 2045 Portfolio	21,709,967	13,186,129
VIP Freedom 2050 Portfolio	20,548,421	10,825,021
VIP Freedom 2055 Portfolio	2,041,582	444,223
VIP Freedom 2060 Portfolio	3,794,110	1,461,308
VIP Freedom 2065 Portfolio	213,816	142,170

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income Portfolio	$17,448	$35,438	$52,886
VIP Freedom 2005 Portfolio	2,458	394	2,852
VIP Freedom 2010 Portfolio	13,689	412,061	425,750
VIP Freedom 2015 Portfolio	12,905	46,677	59,582
VIP Freedom 2020 Portfolio	86,198	657,512	743,710
VIP Freedom 2025 Portfolio	82,416	147,416	229,832
VIP Freedom 2030 Portfolio	124,079	259,084	383,163
VIP Freedom 2035 Portfolio	33,143	119,836	152,979
VIP Freedom 2040 Portfolio	48,488	41,365	89,853
VIP Freedom 2045 Portfolio	8,332	85,691	94,023
VIP Freedom 2050 Portfolio	12,395	46,016	58,411
VIP Freedom 2055 Portfolio	643	1,963	2,606
VIP Freedom 2060 Portfolio	2,228	1,832	4,060
VIP Freedom 2065 Portfolio	221	624	845

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Freedom 2020 Portfolio	$2
VIP Freedom 2025 Portfolio	1
VIP Freedom 2030 Portfolio	1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Freedom Income Portfolio
Distributions to shareholders
Initial Class	$210,676	$484,012
Service Class	438,966	836,015
Service Class 2	368,825	656,374
Total	$1,018,467	$1,976,401
VIP Freedom 2005 Portfolio
Distributions to shareholders
Initial Class	$175,752	$382,732
Service Class	99,102	186,858
Service Class 2	5,061	7,424
Total	$279,915	$577,014
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$501,742	$1,061,790
Service Class	680,664	1,525,398
Service Class 2	8,435,287	15,383,047
Total	$9,617,693	$17,970,235
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$1,071,655	$2,033,812
Service Class	857,984	1,491,165
Service Class 2	1,166,724	2,121,430
Total	$3,096,363	$5,646,407
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$3,363,743	$5,314,838
Service Class	7,382,682	11,797,061
Service Class 2	22,213,392	34,023,991
Total	$32,959,817	$51,135,890
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$1,279,376	$2,679,763
Service Class	3,435,157	6,149,457
Service Class 2	2,653,387	5,303,849
Total	$7,367,920	$14,133,069
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$3,364,922	$5,841,068
Service Class	6,884,518	10,623,238
Service Class 2	5,792,174	10,087,497
Total	$16,041,614	$26,551,803
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$310,051	$747,584
Service Class	1,435,226	1,949,191
Service Class 2	2,209,989	3,788,479
Total	$3,955,266	$6,485,254
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$982,443	$1,677,759
Service Class	2,442,238	3,902,093
Service Class 2	881,102	1,429,650
Total	$4,305,783	$7,009,502
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$110,226	$217,739
Service Class	359,138	472,924
Service Class 2	1,560,720	2,612,728
Total	$2,030,084	$3,303,391
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$321,324	$567,067
Service Class	527,856	867,482
Service Class 2	807,500	1,165,142
Total	$1,656,680	$2,599,691
VIP Freedom 2055 Portfolio
Distributions to shareholders
Initial Class	$1,436	$14,159
Service Class	3,360	25,236
Service Class 2	4,432	36,246
Total	$9,228	$75,641
VIP Freedom 2060 Portfolio
Distributions to shareholders
Initial Class	$333	$15,305
Service Class	2,857	121,297
Service Class 2	950	39,122
Total	$4,140	$175,724
VIP Freedom 2065 Portfolio
Distributions to shareholders
Initial Class	$2,233	$20,133
Service Class	2,233	19,766
Service Class 2	2,475	21,135
Total	$6,941	$61,034

8. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Freedom Income Portfolio
Initial Class
Shares sold	187,090	552,815	$2,379,904	$6,628,090
Reinvestment of distributions	16,615	39,522	210,676	484,012
Shares redeemed	(271,645)	(520,401)	(3,450,843)	(6,242,382)
Net increase (decrease)	(67,940)	71,936	$(860,263)	$869,720
Service Class
Shares sold	1,048,552	1,968,709	$13,264,114	$24,051,604
Reinvestment of distributions	34,646	68,376	438,966	836,015
Shares redeemed	(924,575)	(1,550,110)	(11,676,825)	(18,791,928)
Net increase (decrease)	158,623	486,975	$2,026,255	$6,095,691
Service Class 2
Shares sold	532,527	1,794,123	$6,715,160	$21,728,081
Reinvestment of distributions	29,249	53,777	368,825	656,374
Shares redeemed	(611,767)	(1,226,432)	(7,721,027)	(14,743,655)
Net increase (decrease)	(49,991)	621,468	$(637,042)	$7,640,800
VIP Freedom 2005 Portfolio
Initial Class
Shares sold	2,353	102,610	$32,170	$1,299,892
Reinvestment of distributions	12,999	29,486	175,752	382,731
Shares redeemed	(18,446)	(126,358)	(250,885)	(1,618,161)
Net increase (decrease)	(3,094)	5,738	$(42,963)	$64,462
Service Class
Shares sold	72,878	310,180	$986,696	$4,030,290
Reinvestment of distributions	7,282	14,265	99,102	186,858
Shares redeemed	(227,034)	(241,761)	(3,096,570)	(3,115,043)
Net increase (decrease)	(146,874)	82,684	$(2,010,772)	$1,102,105
Service Class 2
Shares sold	8,217	7,829	$110,264	$104,515
Reinvestment of distributions	375	575	5,061	7,424
Shares redeemed	(9,423)	(1,357)	(127,290)	(16,979)
Net increase (decrease)	(831)	7,047	$(11,965)	$94,960
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	134,274	489,835	$1,914,812	$6,415,215
Reinvestment of distributions	35,534	79,472	501,742	1,061,790
Shares redeemed	(274,213)	(558,825)	(3,875,798)	(7,238,865)
Net increase (decrease)	(104,405)	10,482	$(1,459,244)	$238,140
Service Class
Shares sold	253,232	942,684	$3,579,782	$12,546,994
Reinvestment of distributions	48,274	114,589	680,664	1,525,398
Shares redeemed	(232,827)	(1,157,763)	(3,310,030)	(15,229,370)
Net increase (decrease)	68,679	(100,490)	$950,416	$(1,156,978)
Service Class 2
Shares sold	1,963,986	2,770,168	$27,641,765	$36,777,945
Reinvestment of distributions	602,090	1,160,404	8,435,287	15,383,047
Shares redeemed	(2,093,058)	(2,582,942)	(29,579,572)	(33,553,015)
Net increase (decrease)	473,018	1,347,630	$6,497,480	$18,607,977
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	104,084	620,726	$1,457,846	$7,918,410
Reinvestment of distributions	76,876	154,939	1,071,655	2,033,812
Shares redeemed	(309,420)	(737,634)	(4,393,210)	(9,086,686)
Net increase (decrease)	(128,460)	38,031	$(1,863,709)	$865,536
Service Class
Shares sold	393,160	1,369,703	$5,511,011	$17,305,188
Reinvestment of distributions	61,725	113,838	857,984	1,491,165
Shares redeemed	(861,845)	(1,280,648)	(12,116,523)	(15,855,790)
Net increase (decrease)	(406,960)	202,893	$(5,747,528)	$2,940,563
Service Class 2
Shares sold	516,114	630,624	$7,230,863	$7,919,327
Reinvestment of distributions	84,240	163,109	1,166,724	2,121,430
Shares redeemed	(662,743)	(1,138,399)	(9,302,552)	(14,580,444)
Net increase (decrease)	(62,389)	(344,666)	$(904,965)	$(4,539,687)
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	868,197	1,897,964	$13,044,091	$25,807,646
Reinvestment of distributions	228,205	386,522	3,363,743	5,314,838
Shares redeemed	(1,125,932)	(2,266,332)	(16,831,651)	(30,233,566)
Net increase (decrease)	(29,530)	18,154	$(423,817)	$888,918
Service Class
Shares sold	1,761,594	3,443,575	$26,117,284	$46,267,509
Reinvestment of distributions	502,907	862,629	7,382,682	11,797,061
Shares redeemed	(3,343,431)	(4,710,547)	(49,859,918)	(63,442,317)
Net increase (decrease)	(1,078,930)	(404,343)	$(16,359,952)	$(5,377,747)
Service Class 2
Shares sold	890,072	1,549,604	$13,249,673	$20,817,403
Reinvestment of distributions	1,519,384	2,501,532	22,213,392	34,023,991
Shares redeemed	(2,859,070)	(5,451,945)	(42,419,591)	(72,848,668)
Net increase (decrease)	(449,614)	(1,400,809)	$(6,956,526)	$(18,007,274)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	446,577	1,004,460	$7,597,792	$14,982,710
Reinvestment of distributions	75,748	173,519	1,279,376	2,679,763
Shares redeemed	(360,091)	(955,265)	(6,173,727)	(13,825,370)
Net increase (decrease)	162,234	222,714	$2,703,441	$3,837,103
Service Class
Shares sold	2,432,956	6,692,712	$41,510,586	$101,177,814
Reinvestment of distributions	203,988	398,021	3,435,157	6,149,457
Shares redeemed	(1,202,703)	(4,584,417)	(20,618,529)	(68,648,010)
Net increase (decrease)	1,434,241	2,506,316	$24,327,214	$38,679,261
Service Class 2
Shares sold	946,641	2,139,387	$16,108,812	$31,188,910
Reinvestment of distributions	158,506	347,604	2,653,387	5,303,849
Shares redeemed	(694,216)	(2,198,968)	(11,790,691)	(32,598,098)
Net increase (decrease)	410,931	288,023	$6,971,508	$3,894,661
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	751,528	1,696,990	$12,874,820	$25,110,224
Reinvestment of distributions	199,817	382,273	3,364,922	5,841,068
Shares redeemed	(619,441)	(1,446,224)	(10,661,579)	(20,699,851)
Net increase (decrease)	331,904	633,039	$5,578,163	$10,251,441
Service Class
Shares sold	3,349,447	5,313,444	$57,360,878	$79,014,310
Reinvestment of distributions	409,793	696,027	6,884,518	10,623,238
Shares redeemed	(1,774,830)	(3,626,073)	(30,392,547)	(52,784,403)
Net increase (decrease)	1,984,410	2,383,398	$33,852,849	$36,853,145
Service Class 2
Shares sold	1,555,911	2,280,063	$26,573,494	$33,882,846
Reinvestment of distributions	346,215	667,252	5,792,174	10,087,497
Shares redeemed	(785,539)	(2,755,570)	(13,335,583)	(40,428,678)
Net increase (decrease)	1,116,587	191,745	$19,030,085	$3,541,665
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	65,203	178,793	$1,854,553	$4,206,939
Reinvestment of distributions	11,197	30,176	310,051	747,584
Shares redeemed	(224,103)	(83,516)	(6,337,872)	(1,915,633)
Net increase (decrease)	(147,703)	125,453	$(4,173,268)	$3,038,890
Service Class
Shares sold	1,027,854	1,688,024	$28,973,364	$39,337,723
Reinvestment of distributions	51,963	78,663	1,435,226	1,949,191
Shares redeemed	(453,837)	(1,132,662)	(12,878,382)	(26,455,568)
Net increase (decrease)	625,980	634,025	$17,530,208	$14,831,346
Service Class 2
Shares sold	526,800	1,205,273	$14,815,099	$28,510,668
Reinvestment of distributions	80,510	155,111	2,209,989	3,788,479
Shares redeemed	(272,684)	(1,100,342)	(7,687,957)	(25,714,567)
Net increase (decrease)	334,626	260,042	$9,337,131	$6,584,580
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	221,860	365,769	$6,023,949	$8,106,125
Reinvestment of distributions	37,299	72,430	982,443	1,677,759
Shares redeemed	(101,973)	(296,826)	(2,757,070)	(6,410,122)
Net increase (decrease)	157,186	141,373	$4,249,322	$3,373,762
Service Class
Shares sold	930,097	1,690,640	$25,047,370	$36,587,034
Reinvestment of distributions	92,931	168,675	2,442,238	3,902,093
Shares redeemed	(562,074)	(1,313,297)	(15,203,737)	(28,344,613)
Net increase (decrease)	460,954	546,018	$12,285,871	$12,144,514
Service Class 2
Shares sold	177,110	341,168	$4,792,617	$7,337,579
Reinvestment of distributions	33,668	62,254	881,102	1,429,650
Shares redeemed	(155,356)	(236,379)	(4,172,929)	(5,073,237)
Net increase (decrease)	55,422	167,043	$1,500,790	$3,693,992
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	28,820	72,700	$791,232	$1,624,920
Reinvestment of distributions	4,147	9,277	110,226	217,739
Shares redeemed	(34,532)	(39,305)	(937,174)	(840,876)
Net increase (decrease)	(1,565)	42,672	$(35,716)	$1,001,783
Service Class
Shares sold	223,050	457,384	$6,052,230	$10,064,107
Reinvestment of distributions	13,547	20,078	359,138	472,924
Shares redeemed	(80,063)	(284,591)	(2,159,723)	(6,186,765)
Net increase (decrease)	156,534	192,871	$4,251,645	$4,350,266
Service Class 2
Shares sold	253,111	658,773	$6,876,398	$14,402,147
Reinvestment of distributions	59,185	112,618	1,560,720	2,612,728
Shares redeemed	(184,599)	(335,205)	(5,031,997)	(7,310,035)
Net increase (decrease)	127,697	436,186	$3,405,121	$9,704,840
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	99,485	196,020	$2,450,779	$3,974,313
Reinvestment of distributions	13,445	26,877	321,324	567,067
Shares redeemed	(48,146)	(140,058)	(1,173,415)	(2,740,158)
Net increase (decrease)	64,784	82,839	$1,598,688	$1,801,222
Service Class
Shares sold	233,998	624,475	$5,701,324	$12,445,184
Reinvestment of distributions	22,142	41,282	527,856	867,482
Shares redeemed	(129,156)	(432,979)	(3,180,232)	(8,367,357)
Net increase (decrease)	126,984	232,778	$3,048,948	$4,945,309
Service Class 2
Shares sold	245,905	559,721	$6,007,126	$11,067,227
Reinvestment of distributions	34,014	55,496	807,500	1,165,142
Shares redeemed	(106,250)	(187,567)	(2,559,110)	(3,660,157)
Net increase (decrease)	173,669	427,650	$4,255,516	$8,572,212
VIP Freedom 2055 Portfolio
Initial Class
Shares sold	714	63	$9,811	$600
Reinvestment of distributions	–	2	–	26
Shares redeemed	(21)	(1)	(298)	(7)
Net increase (decrease)	693	64	$9,513	$619
Service Class
Shares sold	75,840	63,050	$1,028,112	$704,283
Reinvestment of distributions	146	903	1,926	11,403
Shares redeemed	(7,819)	(35,996)	(104,532)	(408,422)
Net increase (decrease)	68,167	27,957	$925,506	$307,264
Service Class 2
Shares sold	47,618	60,053	$642,008	$680,253
Reinvestment of distributions	228	1,808	2,998	22,813
Shares redeemed	(5,134)	(22,347)	(71,160)	(263,640)
Net increase (decrease)	42,712	39,514	$573,846	$439,426
VIP Freedom 2060 Portfolio
Initial Class
Shares sold	740	13	$10,220	$125
Reinvestment of distributions	–	–	–	–
Shares redeemed	(2)	–	(22)	–
Net increase (decrease)	738	13	$10,198	$125
Service Class
Shares sold	189,341	330,217	$2,572,035	$3,653,051
Reinvestment of distributions	191	8,429	2,524	106,297
Shares redeemed	(62,717)	(100,016)	(847,778)	(1,097,799)
Net increase (decrease)	126,815	238,630	$1,726,781	$2,661,549
Service Class 2
Shares sold	36,309	64,252	$489,161	$683,799
Reinvestment of distributions	47	1,942	616	24,489
Shares redeemed	(5,666)	(17,570)	(78,693)	(172,837)
Net increase (decrease)	30,690	48,624	$411,084	$535,451
VIP Freedom 2065 Portfolio
Initial Class
Shares sold	831	–	$11,297	$–
Shares redeemed	(1)	–	(19)	–
Net increase (decrease)	830	–	$11,278	$–
Service Class
Shares sold	36	–	$487	$–
Shares redeemed	(1)	–	(19)	–
Net increase (decrease)	35	–	$468	$–
Service Class 2
Shares sold	1,803	4,923	$23,639	$55,767
Reinvestment of distributions	19	147	241	1,836
Shares redeemed	(267)	(1,540)	(3,585)	(17,012)
Net increase (decrease)	1,555	3,530	$20,295	$40,591

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income Portfolio	16%	2	47%
VIP Freedom 2005 Portfolio	71%	1	19%
VIP Freedom 2010 Portfolio	–	1	88%
VIP Freedom 2015 Portfolio	27%	2	32%
VIP Freedom 2020 Portfolio	–	1	70%
VIP Freedom 2025 Portfolio	–	2	47%
VIP Freedom 2030 Portfolio	–	1	46%
VIP Freedom 2035 Portfolio	–	4	71%
VIP Freedom 2040 Portfolio	–	3	64%
VIP Freedom 2045 Portfolio	–	4	75%
VIP Freedom 2050 Portfolio	–	4	76%
VIP Freedom 2055 Portfolio	33%	2	60%
VIP Freedom 2060 Portfolio	18%	2	82%
VIP Freedom 2065 Portfolio	94%	–	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	27%
VIP Overseas Portfolio	24%
VIP Value Portfolio	25%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Freedom Income Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,020.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,019.90	$.50
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,019.20	$1.25
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2005 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,026.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,026.50	$.50
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,025.30	$1.26
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2010 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,039.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,039.10	$.51
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,038.60	$1.26
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2015 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,052.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,052.00	$.51
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,050.70	$1.27
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2020 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,064.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,065.00	$.51
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,063.90	$1.28
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2025 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,074.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,073.80	$.51
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,073.00	$1.28
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2030 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,085.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,084.80	$.52
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,083.90	$1.29
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2035 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,108.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,107.70	$.52
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,107.20	$1.31
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2040 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,124.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,123.80	$.53
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,122.70	$1.32
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2045 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,124.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,123.60	$.53
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,123.10	$1.32
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2050 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,124.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,123.70	$.53
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,122.40	$1.32
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2055 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,123.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,123.70	$.53
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,122.20	$1.32
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2060 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,124.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,123.40	$.53
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,122.80	$1.32
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2065 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$1,123.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$1,123.80	$.53
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,122.20	$1.32
Hypothetical-E		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPFF2K-SANN-0821
1.819548.117

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds - Portfolios I, II & III

Freedom Lifetime Income I Portfolio

Freedom Lifetime Income II Portfolio

Freedom Lifetime Income III Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Freedom Lifetime Income® I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	41.0
VIP Government Money Market Portfolio Investor Class 0.01%	22.0
Fidelity Inflation-Protected Bond Index Fund	12.1
VIP Emerging Markets Portfolio Investor Class	6.8
VIP Overseas Portfolio Investor Class	6.2
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP High Income Portfolio Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	1.5
VIP Equity-Income Portfolio Investor Class	1.3
VIP Growth Portfolio Investor Class	1.2
97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.9%
International Equity Funds	13.0%
Bond Funds	58.1%
Short-Term Funds	22.0%

VIP Freedom Lifetime Income® I Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	2,842	$147,647
VIP Equity-Income Portfolio Investor Class (a)	5,788	155,054
VIP Growth & Income Portfolio Investor Class (a)	6,889	177,726
VIP Growth Portfolio Investor Class (a)	1,461	150,430
VIP Mid Cap Portfolio Investor Class (a)	970	42,938
VIP Value Portfolio Investor Class (a)	5,840	113,646
VIP Value Strategies Portfolio Investor Class (a)	3,330	55,551
TOTAL DOMESTIC EQUITY FUNDS
(Cost $482,885)		842,992

International Equity Funds - 13.0%
VIP Emerging Markets Portfolio Investor Class (a)	54,800	836,797
VIP Overseas Portfolio Investor Class (a)	26,716	754,203
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,052,716)		1,591,000

Bond Funds - 58.1%
Fidelity Inflation-Protected Bond Index Fund (a)	130,734	1,468,145
Fidelity Long-Term Treasury Bond Index Fund (a)	25,439	369,114
VIP High Income Portfolio Investor Class (a)	45,317	244,712
VIP Investment Grade Bond Portfolio Investor Class (a)	365,581	5,008,462
TOTAL BOND FUNDS
(Cost $6,447,365)		7,090,433

Short-Term Funds - 22.0%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,686,849)	2,686,849	2,686,849
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,669,815)		12,211,274
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$12,211,272

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,508,624	$40,482	$105,831	$54	$3,081	$21,789	$1,468,145
Fidelity Long-Term Treasury Bond Index Fund	289,244	128,765	23,854	4,493	(1,802)	(23,239)	369,114
VIP Contrafund Portfolio Investor Class	151,975	19,364	35,611	7,354	4,790	7,129	147,647
VIP Emerging Markets Portfolio Investor Class	988,235	65,420	258,431	38,537	51,726	(10,153)	836,797
VIP Equity-Income Portfolio Investor Class	160,339	21,001	45,203	5,398	6,542	12,375	155,054
VIP Government Money Market Portfolio Investor Class 0.01%	2,848,387	87,978	249,516	136	--	--	2,686,849
VIP Growth & Income Portfolio Investor Class	182,701	23,234	54,904	5,620	10,115	16,580	177,726
VIP Growth Portfolio Investor Class	154,851	28,394	33,608	18,674	1,555	(762)	150,430
VIP High Income Portfolio Investor Class	250,467	4,245	15,924	2,071	(296)	6,220	244,712
VIP Investment Grade Bond Portfolio Investor Class	5,142,034	257,913	270,835	75,386	(2,227)	(118,423)	5,008,462
VIP Mid Cap Portfolio Investor Class	44,288	2,062	9,668	171	2,921	3,335	42,938
VIP Overseas Portfolio Investor Class	657,511	148,886	94,033	19,959	13,737	28,102	754,203
VIP Value Portfolio Investor Class	117,395	9,287	36,710	282	9,114	14,560	113,646
VIP Value Strategies Portfolio Investor Class	57,401	3,105	17,367	92	4,451	7,961	55,551
	$12,553,452	$840,136	$1,251,495	$178,227	$103,707	$(34,526)	$12,211,274

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$842,992	$842,992	$--	$--
International Equity Funds	1,591,000	1,591,000	--	--
Bond Funds	7,090,433	7,090,433	--	--
Short-Term Funds	2,686,849	2,686,849	--	--
Total Investments in Securities:	$12,211,274	$12,211,274	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® I Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,669,815)	$12,211,274
Total Investment in Securities (cost $10,669,815)		$12,211,274
Receivable for investments sold		34,424
Total assets		12,245,698
Liabilities
Payable for investments purchased	$34,222
Payable for fund shares redeemed	204
Total liabilities		34,426
Net Assets		$12,211,272
Net Assets consist of:
Paid in capital		$10,409,838
Total accumulated earnings (loss)		1,801,434
Net Assets		$12,211,272
Net Asset Value, offering price and redemption price per share ($12,211,272 ÷ 1,010,307 shares)		$12.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$28,133
Expenses
Independent trustees' fees and expenses	$16
Total expenses		16
Net investment income (loss)		28,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	103,707
Capital gain distributions from underlying funds:
Affiliated issuers	150,094
Total net realized gain (loss)		253,801
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(34,526)
Total change in net unrealized appreciation (depreciation)		(34,526)
Net gain (loss)		219,275
Net increase (decrease) in net assets resulting from operations		$247,392

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,117	$158,739
Net realized gain (loss)	253,801	307,780
Change in net unrealized appreciation (depreciation)	(34,526)	761,830
Net increase (decrease) in net assets resulting from operations	247,392	1,228,349
Distributions to shareholders	(275,704)	(582,531)
Share transactions
Proceeds from sales of shares	–	210,852
Reinvestment of distributions	275,704	582,531
Cost of shares redeemed	(589,571)	(1,492,215)
Net increase (decrease) in net assets resulting from share transactions	(313,867)	(698,832)
Total increase (decrease) in net assets	(342,179)	(53,014)
Net Assets
Beginning of period	12,553,451	12,606,465
End of period	$12,211,272	$12,553,451
Other Information
Shares
Sold	–	18,572
Issued in reinvestment of distributions	23,014	50,490
Redeemed	(49,301)	(130,019)
Net increase (decrease)	(26,287)	(60,957)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income I Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$11.49	$10.57	$11.21	$10.76	$10.65
Income from Investment Operations
Net investment income (loss)A	.03	.15	.24	.19	.22	.21
Net realized and unrealized gain (loss)	.22	1.02	1.05	(.48)	.59	.31
Total from investment operations	.25	1.17	1.29	(.29)	.81	.52
Distributions from net investment income	–B	(.16)	(.25)	(.19)	(.23)	(.21)
Distributions from net realized gain	(.27)	(.39)	(.12)	(.17)	(.13)	(.20)
Total distributions	(.27)	(.55)	(.37)	(.35)C	(.36)	(.41)
Net asset value, end of period	$12.09	$12.11	$11.49	$10.57	$11.21	$10.76
Total ReturnD,E,F	2.08%	10.44%	12.28%	(2.58)%	7.62%	5.05%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.46%J	1.29%	2.13%	1.69%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$12,211	$12,553	$12,606	$12,208	$13,690	$14,178
Portfolio turnover rateK	14%J	26%	19%	39%	9%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	35.3
VIP Government Money Market Portfolio Investor Class 0.01%	15.0
VIP Overseas Portfolio Investor Class	10.4
Fidelity Inflation-Protected Bond Index Fund	9.5
VIP Emerging Markets Portfolio Investor Class	8.7
VIP Growth & Income Portfolio Investor Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Equity-Income Portfolio Investor Class	2.9
VIP Growth Portfolio Investor Class	2.9
VIP Contrafund Portfolio Investor Class	2.8
93.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.1%
International Equity Funds	19.1%
Bond Funds	49.8%
Short-Term Funds	15.0%

VIP Freedom Lifetime Income® II Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	18,367	$954,350
VIP Equity-Income Portfolio Investor Class (a)	37,410	1,002,222
VIP Growth & Income Portfolio Investor Class (a)	44,526	1,148,775
VIP Growth Portfolio Investor Class (a)	9,446	972,324
VIP Mid Cap Portfolio Investor Class (a)	6,269	277,540
VIP Value Portfolio Investor Class (a)	37,748	734,569
VIP Value Strategies Portfolio Investor Class (a)	21,527	359,065
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,050,151)		5,448,845

International Equity Funds - 19.1%
VIP Emerging Markets Portfolio Investor Class (a)	194,092	2,963,784
VIP Overseas Portfolio Investor Class (a)	124,286	3,508,603
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,199,609)		6,472,387

Bond Funds - 49.8%
Fidelity Inflation-Protected Bond Index Fund (a)	285,780	3,209,309
Fidelity Long-Term Treasury Bond Index Fund (a)	70,687	1,025,671
VIP High Income Portfolio Investor Class (a)	125,926	679,999
VIP Investment Grade Bond Portfolio Investor Class (a)	875,207	11,990,340
TOTAL BOND FUNDS
(Cost $15,547,016)		16,905,319

Short-Term Funds - 15.0%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $5,083,783)	5,083,783	5,083,783
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $27,880,559)		33,910,334
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$33,910,336

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,191,676	$181,738	$218,858	$114	$433	$54,320	$3,209,309
Fidelity Long-Term Treasury Bond Index Fund	788,736	380,394	76,489	12,301	(4,476)	(62,494)	1,025,671
VIP Contrafund Portfolio Investor Class	996,419	78,488	200,151	47,064	41,072	38,522	954,350
VIP Emerging Markets Portfolio Investor Class	3,372,012	189,976	737,055	132,766	143,681	(4,830)	2,963,784
VIP Equity-Income Portfolio Investor Class	1,051,244	95,277	267,410	34,874	22,355	100,756	1,002,222
VIP Government Money Market Portfolio Investor Class 0.01%	5,221,605	350,083	487,905	253	--	--	5,083,783
VIP Growth & Income Portfolio Investor Class	1,197,856	105,048	327,512	36,303	79,872	93,511	1,148,775
VIP Growth Portfolio Investor Class	1,015,289	144,385	194,661	120,646	34,075	(26,764)	972,324
VIP High Income Portfolio Investor Class	683,019	18,874	38,320	5,661	(204)	16,630	679,999
VIP Investment Grade Bond Portfolio Investor Class	11,960,591	1,104,363	798,875	175,607	(7,826)	(267,913)	11,990,340
VIP Mid Cap Portfolio Investor Class	290,376	7,758	61,333	1,107	18,436	22,303	277,540
VIP Overseas Portfolio Investor Class	3,317,040	542,943	563,110	100,533	87,295	124,435	3,508,603
VIP Value Portfolio Investor Class	769,693	38,365	227,226	1,822	53,995	99,742	734,569
VIP Value Strategies Portfolio Investor Class	376,355	12,438	110,467	594	21,638	59,101	359,065
	$34,231,911	$3,250,130	$4,309,372	$669,645	$490,346	$247,319	$33,910,334

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,448,845	$5,448,845	$--	$--
International Equity Funds	6,472,387	6,472,387	--	--
Bond Funds	16,905,319	16,905,319	--	--
Short-Term Funds	5,083,783	5,083,783	--	--
Total Investments in Securities:	$33,910,334	$33,910,334	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $27,880,559)	$33,910,334
Total Investment in Securities (cost $27,880,559)		$33,910,334
Cash		6
Receivable for investments sold		160,128
Total assets		34,070,468
Liabilities
Payable for investments purchased	$159,569
Payable for fund shares redeemed	563
Total liabilities		160,132
Net Assets		$33,910,336
Net Assets consist of:
Paid in capital		$26,818,339
Total accumulated earnings (loss)		7,091,997
Net Assets		$33,910,336
Net Asset Value, offering price and redemption price per share ($33,910,336 ÷ 2,427,519 shares)		$13.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$75,128
Expenses
Independent trustees' fees and expenses	$44
Total expenses		44
Net investment income (loss)		75,084
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	490,346
Capital gain distributions from underlying funds:
Affiliated issuers	594,517
Total net realized gain (loss)		1,084,863
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	247,319
Total change in net unrealized appreciation (depreciation)		247,319
Net gain (loss)		1,332,182
Net increase (decrease) in net assets resulting from operations		$1,407,266

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,084	$419,641
Net realized gain (loss)	1,084,863	1,122,412
Change in net unrealized appreciation (depreciation)	247,319	2,383,936
Net increase (decrease) in net assets resulting from operations	1,407,266	3,925,989
Distributions to shareholders	(1,059,685)	(1,890,922)
Share transactions
Proceeds from sales of shares	–	558,789
Reinvestment of distributions	1,059,685	1,890,922
Cost of shares redeemed	(1,728,844)	(3,854,815)
Net increase (decrease) in net assets resulting from share transactions	(669,159)	(1,405,104)
Total increase (decrease) in net assets	(321,578)	629,963
Net Assets
Beginning of period	34,231,914	33,601,951
End of period	$33,910,336	$34,231,914
Other Information
Shares
Sold	–	41,317
Issued in reinvestment of distributions	77,349	146,034
Redeemed	(125,346)	(300,685)
Net increase (decrease)	(47,997)	(113,334)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income II Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.83	$12.98	$11.78	$12.70	$11.72	$11.47
Income from Investment Operations
Net investment income (loss)A	.03	.16	.26	.20	.21	.21
Net realized and unrealized gain (loss)	.55	1.44	1.65	(.70)	1.22	.44
Total from investment operations	.58	1.60	1.91	(.50)	1.43	.65
Distributions from net investment income	–B	(.17)	(.27)	(.20)	(.22)	(.20)
Distributions from net realized gain	(.44)	(.58)	(.44)	(.22)	(.23)	(.20)
Total distributions	(.44)	(.75)	(.71)	(.42)	(.45)	(.40)
Net asset value, end of period	$13.97	$13.83	$12.98	$11.78	$12.70	$11.72
Total ReturnC,D,E	4.23%	12.78%	16.58%	(3.96)%	12.29%	5.90%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	- %H	- %H	-%	-%
Expenses net of all reductions	- %H,I	- %H	- %H	- %H	-%	-%
Net investment income (loss)	.44%I	1.29%	2.07%	1.57%	1.71%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$33,910	$34,232	$33,602	$31,060	$34,818	$33,897
Portfolio turnover rateJ	19%I	33%	24%	34%	12%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	28.2
VIP Overseas Portfolio Investor Class	15.1
VIP Emerging Markets Portfolio Investor Class	10.9
VIP Government Money Market Portfolio Investor Class 0.01%	7.2
Fidelity Inflation-Protected Bond Index Fund	7.0
VIP Growth & Income Portfolio Investor Class	5.6
VIP Equity-Income Portfolio Investor Class	4.9
VIP Growth Portfolio Investor Class	4.7
VIP Contrafund Portfolio Investor Class	4.7
VIP Value Portfolio Investor Class	3.6
91.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.6%
International Equity Funds	26.0%
Bond Funds	40.2%
Short-Term Funds	7.2%

VIP Freedom Lifetime Income® III Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	32,560	$1,691,796
VIP Equity-Income Portfolio Investor Class (a)	66,319	1,776,675
VIP Growth & Income Portfolio Investor Class (a)	78,931	2,036,428
VIP Growth Portfolio Investor Class (a)	16,746	1,723,694
VIP Mid Cap Portfolio Investor Class (a)	11,114	492,008
VIP Value Portfolio Investor Class (a)	66,917	1,302,203
VIP Value Strategies Portfolio Investor Class (a)	38,161	636,531
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,605,869)		9,659,335

International Equity Funds - 26.0%
VIP Emerging Markets Portfolio Investor Class (a)	259,423	3,961,389
VIP Overseas Portfolio Investor Class (a)	194,751	5,497,818
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,265,447)		9,459,207

Bond Funds - 40.2%
Fidelity Inflation-Protected Bond Index Fund (a)	225,800	2,535,728
Fidelity Long-Term Treasury Bond Index Fund (a)	75,751	1,099,149
VIP High Income Portfolio Investor Class (a)	134,948	728,721
VIP Investment Grade Bond Portfolio Investor Class (a)	745,707	10,216,189
TOTAL BOND FUNDS
(Cost $13,563,982)		14,579,787

Short-Term Funds - 7.2%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,614,920)	2,614,920	2,614,920
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,050,218)		36,313,249
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$36,313,252

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,434,020	$223,032	$165,158	$87	$470	$43,364	$2,535,728
Fidelity Long-Term Treasury Bond Index Fund	812,759	435,322	79,786	13,057	(6,263)	(62,883)	1,099,149
VIP Contrafund Portfolio Investor Class	1,667,313	132,673	248,977	80,447	40,194	100,593	1,691,796
VIP Emerging Markets Portfolio Investor Class	4,218,403	349,527	777,183	167,826	108,112	62,530	3,961,389
VIP Equity-Income Portfolio Investor Class	1,758,977	155,676	352,474	58,509	29,094	185,402	1,776,675
VIP Government Money Market Portfolio Investor Class 0.01%	2,669,226	300,367	354,673	131	--	--	2,614,920
VIP Growth & Income Portfolio Investor Class	2,004,288	169,738	438,475	60,901	76,704	224,173	2,036,428
VIP Growth Portfolio Investor Class	1,698,966	268,933	262,934	202,827	29,941	(11,212)	1,723,694
VIP High Income Portfolio Investor Class	703,846	42,239	35,027	5,856	(83)	17,746	728,721
VIP Investment Grade Bond Portfolio Investor Class	9,805,725	1,341,098	706,668	144,086	(7,614)	(216,352)	10,216,189
VIP Mid Cap Portfolio Investor Class	485,890	21,299	85,113	1,862	17,752	52,180	492,008
VIP Overseas Portfolio Investor Class	5,097,689	798,776	745,495	155,196	75,115	271,733	5,497,818
VIP Value Portfolio Investor Class	1,287,895	69,199	319,987	3,058	75,393	189,703	1,302,203
VIP Value Strategies Portfolio Investor Class	629,748	28,256	160,459	998	29,530	109,456	636,531
	$35,274,745	$4,336,135	$4,732,409	$894,841	$468,345	$966,433	$36,313,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$9,659,335	$9,659,335	$--	$--
International Equity Funds	9,459,207	9,459,207	--	--
Bond Funds	14,579,787	14,579,787	--	--
Short-Term Funds	2,614,920	2,614,920	--	--
Total Investments in Securities:	$36,313,249	$36,313,249	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $28,050,218)	$36,313,249
Total Investment in Securities (cost $28,050,218)		$36,313,249
Cash		4
Receivable for investments sold		184,096
Total assets		36,497,349
Liabilities
Payable for investments purchased	$183,497
Payable for fund shares redeemed	600
Total liabilities		184,097
Net Assets		$36,313,252
Net Assets consist of:
Paid in capital		$26,784,494
Total accumulated earnings (loss)		9,528,758
Net Assets		$36,313,252
Net Asset Value, offering price and redemption price per share ($36,313,252 ÷ 2,388,363 shares)		$15.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$75,029
Expenses
Independent trustees' fees and expenses	$46
Total expenses		46
Net investment income (loss)		74,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	468,345
Capital gain distributions from underlying funds:
Affiliated issuers	819,812
Total net realized gain (loss)		1,288,157
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	966,433
Total change in net unrealized appreciation (depreciation)		966,433
Net gain (loss)		2,254,590
Net increase (decrease) in net assets resulting from operations		$2,329,573

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,983	$403,190
Net realized gain (loss)	1,288,157	1,259,130
Change in net unrealized appreciation (depreciation)	966,433	3,057,243
Net increase (decrease) in net assets resulting from operations	2,329,573	4,719,563
Distributions to shareholders	(1,165,276)	(1,910,431)
Share transactions
Proceeds from sales of shares	336,238	220,161
Reinvestment of distributions	1,165,276	1,910,431
Cost of shares redeemed	(1,627,307)	(2,682,525)
Net increase (decrease) in net assets resulting from share transactions	(125,793)	(551,933)
Total increase (decrease) in net assets	1,038,504	2,257,199
Net Assets
Beginning of period	35,274,748	33,017,549
End of period	$36,313,252	$35,274,748
Other Information
Shares
Sold	22,312	17,677
Issued in reinvestment of distributions	79,109	140,641
Redeemed	(109,793)	(201,190)
Net increase (decrease)	(8,372)	(42,872)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income III Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.72	$13.53	$11.89	$13.07	$11.79	$11.59
Income from Investment Operations
Net investment income (loss)A	.03	.16	.26	.19	.22	.23
Net realized and unrealized gain (loss)	.94	1.83	2.11	(.92)	1.62	.51
Total from investment operations	.97	1.99	2.37	(.73)	1.84	.74
Distributions from net investment income	–B	(.17)	(.27)	(.19)	(.23)	(.21)
Distributions from net realized gain	(.49)	(.62)	(.47)	(.26)	(.33)	(.33)
Total distributions	(.49)	(.80)C	(.73)C	(.45)	(.56)	(.54)
Net asset value, end of period	$15.20	$14.72	$13.53	$11.89	$13.07	$11.79
Total ReturnD,E,F	6.67%	15.23%	20.44%	(5.68)%	15.85%	6.83%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.42%J	1.24%	2.02%	1.45%	1.74%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$36,313	$35,275	$33,018	$28,469	$32,383	$28,081
Portfolio turnover rateK	24%J	35%	26%	35%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I Portfolio	$10,685,032	$1,535,407	$(9,165)	$1,526,242
VIP Freedom Lifetime Income II Portfolio	27,967,491	5,992,601	(49,758)	5,942,843
VIP Freedom Lifetime Income III Portfolio	28,143,503	8,233,412	(63,666)	8,169,746

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	840,136	1,251,495
VIP Freedom Lifetime Income II Portfolio	3,250,130	4,309,372
VIP Freedom Lifetime Income III Portfolio	4,336,135	4,732,409

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Freedom Lifetime Income I Portfolio	- %-C
Actual		$1,000.00	$1,020.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
VIP Freedom Lifetime Income II Portfolio	- %-C
Actual		$1,000.00	$1,042.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
VIP Freedom Lifetime Income III Portfolio	- %-C
Actual		$1,000.00	$1,066.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represent less than .005%.

 D Amount represent less than $.01.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPFLI-SANN-0821
1.816202.115

Fidelity® Variable Insurance Products:
Investor Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Investor Freedom Income® Portfolio

Investor Freedom® 2005 Portfolio

Investor Freedom® 2010 Portfolio

Investor Freedom® 2015 Portfolio

Investor Freedom® 2020 Portfolio

Investor Freedom® 2025 Portfolio

Investor Freedom® 2030 Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
VIP Investor Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Investor Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	41.0
VIP Government Money Market Portfolio Investor Class 0.01%	22.0
Fidelity Inflation-Protected Bond Index Fund	12.1
VIP Emerging Markets Portfolio Investor Class	6.8
VIP Overseas Portfolio Investor Class	6.2
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP High Income Portfolio Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	1.5
VIP Equity-Income Portfolio Investor Class	1.3
VIP Growth Portfolio Investor Class	1.2
97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.9%
International Equity Funds	13.0%
Bond Funds	58.1%
Short-Term Funds	22.0%

VIP Investor Freedom Income Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 6.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	23,098	$1,200,165
VIP Equity-Income Portfolio Investor Class (a)	47,046	1,260,376
VIP Growth & Income Portfolio Investor Class (a)	55,995	1,444,673
VIP Growth Portfolio Investor Class (a)	11,880	1,222,789
VIP Mid Cap Portfolio Investor Class (a)	7,884	349,031
VIP Value Portfolio Investor Class (a)	47,471	923,781
VIP Value Strategies Portfolio Investor Class (a)	27,071	451,551
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,761,506)		6,852,366

International Equity Funds - 13.0%
VIP Emerging Markets Portfolio Investor Class (a)	445,449	6,802,002
VIP Overseas Portfolio Investor Class (a)	217,167	6,130,630
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,864,926)		12,932,632

Bond Funds - 58.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,062,690	11,934,007
Fidelity Long-Term Treasury Bond Index Fund (a)	206,783	3,000,425
VIP High Income Portfolio Investor Class (a)	368,365	1,989,173
VIP Investment Grade Bond Portfolio Investor Class (a)	2,971,674	40,711,935
TOTAL BOND FUNDS
(Cost $53,340,102)		57,635,540

Short-Term Funds - 22.0%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $21,840,406)	21,840,406	21,840,406
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $86,806,940)		99,260,944
NET OTHER ASSETS (LIABILITIES) - 0.0%		35
NET ASSETS - 100%		$99,260,979

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$11,763,950	$1,162,686	$1,198,709	$419	$3,815	$202,265	$11,934,007
Fidelity Long-Term Treasury Bond Index Fund	2,255,485	1,225,114	287,152	36,031	(16,426)	(176,596)	3,000,425
VIP Contrafund Portfolio Investor Class	1,185,070	241,421	323,224	57,608	17,997	78,901	1,200,165
VIP Emerging Markets Portfolio Investor Class	7,706,021	1,159,080	2,389,595	299,404	336,882	(10,386)	6,802,002
VIP Equity-Income Portfolio Investor Class	1,250,294	270,356	412,461	41,933	35,499	116,688	1,260,376
VIP Government Money Market Portfolio Investor Class 0.01%	22,211,136	2,274,012	2,644,742	1,091	--	--	21,840,406
VIP Growth & Income Portfolio Investor Class	1,424,665	305,227	499,236	43,657	60,614	153,403	1,444,673
VIP Growth Portfolio Investor Class	1,207,492	315,853	310,610	145,063	11,923	(1,869)	1,222,789
VIP High Income Portfolio Investor Class	1,953,090	184,723	197,080	16,094	633	47,807	1,989,173
VIP Investment Grade Bond Portfolio Investor Class	40,096,541	5,020,294	3,479,644	585,689	(35,587)	(889,669)	40,711,935
VIP Mid Cap Portfolio Investor Class	345,347	42,502	88,317	1,326	19,255	30,244	349,031
VIP Overseas Portfolio Investor Class	5,127,147	1,620,148	957,963	155,059	64,091	277,207	6,130,630
VIP Value Portfolio Investor Class	915,421	146,940	327,357	2,190	72,714	116,063	923,781
VIP Value Strategies Portfolio Investor Class	447,599	60,168	154,796	713	37,652	60,928	451,551
	$97,889,258	$14,028,524	$13,270,886	$1,386,277	$609,062	$4,986	$99,260,944

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$6,852,366	$6,852,366	$--	$--
International Equity Funds	12,932,632	12,932,632	--	--
Bond Funds	57,635,540	57,635,540	--	--
Short-Term Funds	21,840,406	21,840,406	--	--
Total Investments in Securities:	$99,260,944	$99,260,944	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $86,806,940)	$99,260,944
Total Investment in Securities (cost $86,806,940)		$99,260,944
Cash		33
Receivable for investments sold		282,311
Receivable for fund shares sold		502
Total assets		99,543,790
Liabilities
Payable for investments purchased	$282,790
Payable for fund shares redeemed	21
Total liabilities		282,811
Net Assets		$99,260,979
Net Assets consist of:
Paid in capital		$85,224,642
Total accumulated earnings (loss)		14,036,337
Net Assets		$99,260,979
Net Asset Value, offering price and redemption price per share ($99,260,979 ÷ 7,818,639 shares)		$12.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$219,428
Expenses
Independent trustees' fees and expenses	$126
Total expenses		126
Net investment income (loss)		219,302
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	609,062
Capital gain distributions from underlying funds:
Affiliated issuers	1,166,849
Total net realized gain (loss)		1,775,911
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,986
Total change in net unrealized appreciation (depreciation)		4,986
Net gain (loss)		1,780,897
Net increase (decrease) in net assets resulting from operations		$2,000,199

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$219,302	$1,199,852
Net realized gain (loss)	1,775,911	1,864,704
Change in net unrealized appreciation (depreciation)	4,986	5,875,043
Net increase (decrease) in net assets resulting from operations	2,000,199	8,939,599
Distributions to shareholders	(1,879,211)	(3,280,736)
Share transactions
Proceeds from sales of shares	7,824,162	28,611,414
Reinvestment of distributions	1,879,211	3,280,736
Cost of shares redeemed	(8,452,676)	(25,397,808)
Net increase (decrease) in net assets resulting from share transactions	1,250,697	6,494,342
Total increase (decrease) in net assets	1,371,685	12,153,205
Net Assets
Beginning of period	97,889,294	85,736,089
End of period	$99,260,979	$97,889,294
Other Information
Shares
Sold	624,422	2,385,584
Issued in reinvestment of distributions	149,381	269,922
Redeemed	(673,268)	(2,138,244)
Net increase (decrease)	100,535	517,262

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom Income Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$11.91	$11.10	$11.67	$11.03	$10.86
Income from Investment Operations
Net investment income (loss)A	.03	.16	.26	.21	.18	.16
Net realized and unrealized gain (loss)	.24	1.06	1.05	(.45)	.75	.31
Total from investment operations	.27	1.22	1.31	(.24)	.93	.47
Distributions from net investment income	–B	(.16)	(.25)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.24)	(.29)	(.25)	(.13)	(.11)	(.14)
Total distributions	(.25)C	(.45)	(.50)	(.33)	(.29)	(.30)
Net asset value, end of period	$12.70	$12.68	$11.91	$11.10	$11.67	$11.03
Total ReturnD,E,F	2.11%	10.40%	12.02%	(2.03)%	8.45%	4.43%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.45%J	1.32%	2.19%	1.79%	1.59%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$99,261	$97,889	$85,736	$74,748	$75,445	$67,090
Portfolio turnover rateK	27%J	49%	25%	42%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	39.7
VIP Government Money Market Portfolio Investor Class 0.01%	20.1
Fidelity Inflation-Protected Bond Index Fund	11.4
VIP Emerging Markets Portfolio Investor Class	7.3
VIP Overseas Portfolio Investor Class	7.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP High Income Portfolio Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	1.9
VIP Equity-Income Portfolio Investor Class	1.7
VIP Growth Portfolio Investor Class	1.7
96.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.2%
International Equity Funds	14.6%
Bond Funds	56.1%
Short-Term Funds	20.1%

VIP Investor Freedom 2005 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	11,505	$597,813
VIP Equity-Income Portfolio Investor Class (a)	23,434	627,796
VIP Growth & Income Portfolio Investor Class (a)	27,892	719,616
VIP Growth Portfolio Investor Class (a)	5,917	609,055
VIP Mid Cap Portfolio Investor Class (a)	3,927	173,852
VIP Value Portfolio Investor Class (a)	23,645	460,134
VIP Value Strategies Portfolio Investor Class (a)	13,484	224,919
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,852,233)		3,413,185

International Equity Funds - 14.6%
VIP Emerging Markets Portfolio Investor Class (a)	177,564	2,711,397
VIP Overseas Portfolio Investor Class (a)	94,852	2,677,677
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,357,655)		5,389,074

Bond Funds - 56.1%
Fidelity Inflation-Protected Bond Index Fund (a)	373,685	4,196,478
Fidelity Long-Term Treasury Bond Index Fund (a)	77,085	1,118,498
VIP High Income Portfolio Investor Class (a)	137,314	741,495
VIP Investment Grade Bond Portfolio Investor Class (a)	1,071,757	14,683,075
TOTAL BOND FUNDS
(Cost $19,156,010)		20,739,546

Short-Term Funds - 20.1%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $7,453,039)	7,453,039	7,453,039
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $31,818,937)		36,994,844
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$36,994,844

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$4,046,691	$874,144	$808,829	$146	$10,223	$74,249	$4,196,478
Fidelity Long-Term Treasury Bond Index Fund	833,509	558,578	203,614	14,292	(14,065)	(55,910)	1,118,498
VIP Contrafund Portfolio Investor Class	618,852	163,945	239,857	30,427	26,485	28,388	597,813
VIP Emerging Markets Portfolio Investor Class	3,057,419	696,564	1,175,391	121,512	133,594	(789)	2,711,397
VIP Equity-Income Portfolio Investor Class	652,923	189,637	297,149	22,073	20,828	61,557	627,796
VIP Government Money Market Portfolio Investor Class 0.01%	7,387,411	1,633,062	1,567,434	387	--	--	7,453,039
VIP Growth & Income Portfolio Investor Class	743,975	215,832	355,305	22,978	46,631	68,483	719,616
VIP Growth Portfolio Investor Class	630,549	209,275	239,016	76,364	14,219	(5,972)	609,055
VIP High Income Portfolio Investor Class	721,777	132,550	132,261	6,079	(1,992)	21,421	741,495
VIP Investment Grade Bond Portfolio Investor Class	14,220,767	3,389,099	2,614,721	212,503	(46,008)	(266,062)	14,683,075
VIP Mid Cap Portfolio Investor Class	180,343	35,110	67,978	700	10,839	15,538	173,852
VIP Overseas Portfolio Investor Class	2,369,156	924,512	791,653	72,755	76,352	99,310	2,677,677
VIP Value Portfolio Investor Class	478,042	111,404	230,468	1,153	37,875	63,281	460,134
VIP Value Strategies Portfolio Investor Class	233,745	48,467	110,138	376	19,628	33,217	224,919
	$36,175,159	$9,182,179	$8,833,814	$581,745	$334,609	$136,711	$36,994,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,413,185	$3,413,185	$--	$--
International Equity Funds	5,389,074	5,389,074	--	--
Bond Funds	20,739,546	20,739,546	--	--
Short-Term Funds	7,453,039	7,453,039	--	--
Total Investments in Securities:	$36,994,844	$36,994,844	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $31,818,937)	$36,994,844
Total Investment in Securities (cost $31,818,937)		$36,994,844
Receivable for investments sold		156,001
Total assets		37,150,845
Liabilities
Payable for investments purchased	$155,797
Payable for fund shares redeemed	204
Total liabilities		156,001
Net Assets		$36,994,844
Net Assets consist of:
Paid in capital		$31,034,864
Total accumulated earnings (loss)		5,959,980
Net Assets		$36,994,844
Net Asset Value, offering price and redemption price per share ($36,994,844 ÷ 2,833,372 shares)		$13.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$82,897
Expenses
Independent trustees' fees and expenses	$49
Total expenses		49
Net investment income (loss)		82,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	334,609
Capital gain distributions from underlying funds:
Affiliated issuers	498,848
Total net realized gain (loss)		833,457
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	136,711
Total change in net unrealized appreciation (depreciation)		136,711
Net gain (loss)		970,168
Net increase (decrease) in net assets resulting from operations		$1,053,016

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,848	$447,808
Net realized gain (loss)	833,457	736,628
Change in net unrealized appreciation (depreciation)	136,711	2,226,820
Net increase (decrease) in net assets resulting from operations	1,053,016	3,411,256
Distributions to shareholders	(724,614)	(1,502,700)
Share transactions
Proceeds from sales of shares	6,221,049	8,526,425
Reinvestment of distributions	724,614	1,502,700
Cost of shares redeemed	(6,454,381)	(9,077,471)
Net increase (decrease) in net assets resulting from share transactions	491,282	951,654
Total increase (decrease) in net assets	819,684	2,860,210
Net Assets
Beginning of period	36,175,160	33,314,950
End of period	$36,994,844	$36,175,160
Other Information
Shares
Sold	485,658	694,985
Issued in reinvestment of distributions	56,172	121,932
Redeemed	(497,506)	(758,959)
Net increase (decrease)	44,324	57,958

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2005 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.97	$12.20	$11.17	$11.85	$10.97	$10.79
Income from Investment Operations
Net investment income (loss)A	.03	.16	.25	.20	.20	.17
Net realized and unrealized gain (loss)	.32	1.16	1.28	(.56)	1.00	.35
Total from investment operations	.35	1.32	1.53	(.36)	1.20	.52
Distributions from net investment income	–B	(.17)	(.26)	(.20)	(.17)	(.16)
Distributions from net realized gain	(.25)	(.38)	(.24)	(.13)	(.14)	(.17)
Total distributions	(.26)C	(.55)	(.50)	(.32)C	(.32)C	(.34)C
Net asset value, end of period	$13.06	$12.97	$12.20	$11.17	$11.85	$10.97
Total ReturnD,E,F	2.68%	11.08%	13.89%	(3.04)%	10.97%	4.94%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.43%J	1.32%	2.12%	1.70%	1.74%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$36,995	$36,175	$33,315	$28,603	$28,889	$20,771
Portfolio turnover rateK	47%J	51%	35%	42%	28%	35%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	36.3
VIP Government Money Market Portfolio Investor Class 0.01%	16.0
Fidelity Inflation-Protected Bond Index Fund	9.8
VIP Overseas Portfolio Investor Class	9.7
VIP Emerging Markets Portfolio Investor Class	8.5
VIP Growth & Income Portfolio Investor Class	3.1
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Equity-Income Portfolio Investor Class	2.7
VIP Growth Portfolio Investor Class	2.6
VIP Contrafund Portfolio Investor Class	2.6
94.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.7%
International Equity Funds	18.2%
Bond Funds	51.1%
Short-Term Funds	16.0%

VIP Investor Freedom 2010 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	41,014	$2,131,095
VIP Equity-Income Portfolio Investor Class (a)	83,535	2,237,914
VIP Growth & Income Portfolio Investor Class (a)	99,427	2,565,228
VIP Growth Portfolio Investor Class (a)	21,094	2,171,186
VIP Mid Cap Portfolio Investor Class (a)	13,999	619,735
VIP Value Portfolio Investor Class (a)	84,289	1,640,256
VIP Value Strategies Portfolio Investor Class (a)	48,067	801,764
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,012,919)		12,167,178

International Equity Funds - 18.2%
VIP Emerging Markets Portfolio Investor Class (a)	458,586	7,002,602
VIP Overseas Portfolio Investor Class (a)	285,295	8,053,868
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,617,127)		15,056,470

Bond Funds - 51.1%
Fidelity Inflation-Protected Bond Index Fund (a)	724,805	8,139,565
Fidelity Long-Term Treasury Bond Index Fund (a)	172,691	2,505,741
VIP High Income Portfolio Investor Class (a)	307,645	1,661,283
VIP Investment Grade Bond Portfolio Investor Class (a)	2,193,346	30,048,835
TOTAL BOND FUNDS
(Cost $39,623,107)		42,355,424

Short-Term Funds - 16.0%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $13,273,995)	13,273,995	13,273,995
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $69,527,148)		82,853,067
NET OTHER ASSETS (LIABILITIES) - 0.0%		12
NET ASSETS - 100%		$82,853,079

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,345,526	$1,049,011	$392,506	$263	$(330)	$137,864	$8,139,565
Fidelity Long-Term Treasury Bond Index Fund	1,751,278	1,026,725	125,544	28,679	(12,342)	(134,376)	2,505,741
VIP Contrafund Portfolio Investor Class	2,029,729	347,679	419,104	98,680	17,467	155,324	2,131,095
VIP Emerging Markets Portfolio Investor Class	7,274,509	1,086,144	1,659,636	291,360	165,011	136,574	7,002,602
VIP Equity-Income Portfolio Investor Class	2,141,418	392,703	555,784	72,325	35,212	224,365	2,237,914
VIP Government Money Market Portfolio Investor Class 0.01%	12,384,059	1,875,906	985,970	626	--	--	13,273,995
VIP Growth & Income Portfolio Investor Class	2,440,076	447,654	688,078	75,288	93,357	272,219	2,565,228
VIP Growth Portfolio Investor Class	2,068,156	494,244	413,130	250,197	15,356	6,560	2,171,186
VIP High Income Portfolio Investor Class	1,516,554	168,947	63,648	12,792	(466)	39,896	1,661,283
VIP Investment Grade Bond Portfolio Investor Class	27,241,253	4,759,221	1,334,247	407,008	(14,851)	(602,541)	30,048,835
VIP Mid Cap Portfolio Investor Class	591,502	67,029	123,439	2,294	24,453	60,190	619,735
VIP Overseas Portfolio Investor Class	6,889,145	1,875,742	1,174,612	212,355	65,286	398,307	8,053,868
VIP Value Portfolio Investor Class	1,567,883	216,662	466,166	3,779	83,012	238,865	1,640,256
VIP Value Strategies Portfolio Investor Class	766,643	92,462	225,791	1,232	39,075	129,375	801,764
	$76,007,731	$13,900,129	$8,627,655	$1,456,878	$510,240	$1,062,622	$82,853,067

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$12,167,178	$12,167,178	$--	$--
International Equity Funds	15,056,470	15,056,470	--	--
Bond Funds	42,355,424	42,355,424	--	--
Short-Term Funds	13,273,995	13,273,995	--	--
Total Investments in Securities:	$82,853,067	$82,853,067	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $69,527,148)	$82,853,067
Total Investment in Securities (cost $69,527,148)		$82,853,067
Cash		11
Receivable for investments sold		375,399
Total assets		83,228,477
Liabilities
Payable for investments purchased	$374,885
Payable for fund shares redeemed	513
Total liabilities		375,398
Net Assets		$82,853,079
Net Assets consist of:
Paid in capital		$67,873,826
Total accumulated earnings (loss)		14,979,253
Net Assets		$82,853,079
Net Asset Value, offering price and redemption price per share ($82,853,079 ÷ 5,937,453 shares)		$13.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$171,115
Expenses
Independent trustees' fees and expenses	$99
Total expenses		99
Net investment income (loss)		171,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	510,240
Capital gain distributions from underlying funds:
Affiliated issuers	1,285,763
Total net realized gain (loss)		1,796,003
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,062,622
Total change in net unrealized appreciation (depreciation)		1,062,622
Net gain (loss)		2,858,625
Net increase (decrease) in net assets resulting from operations		$3,029,641

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$171,016	$898,302
Net realized gain (loss)	1,796,003	1,827,756
Change in net unrealized appreciation (depreciation)	1,062,622	5,351,229
Net increase (decrease) in net assets resulting from operations	3,029,641	8,077,287
Distributions to shareholders	(1,725,023)	(3,445,905)
Share transactions
Proceeds from sales of shares	6,760,309	9,894,263
Reinvestment of distributions	1,725,023	3,445,905
Cost of shares redeemed	(2,944,613)	(8,614,863)
Net increase (decrease) in net assets resulting from share transactions	5,540,719	4,725,305
Total increase (decrease) in net assets	6,845,337	9,356,687
Net Assets
Beginning of period	76,007,742	66,651,055
End of period	$82,853,079	$76,007,742
Other Information
Shares
Sold	490,208	781,480
Issued in reinvestment of distributions	125,822	266,361
Redeemed	(214,142)	(704,241)
Net increase (decrease)	401,888	343,600

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2010 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$12.84	$11.79	$12.78	$11.68	$11.49
Income from Investment Operations
Net investment income (loss)A	.03	.17	.27	.20	.19	.17
Net realized and unrealized gain (loss)	.50	1.37	1.57	(.71)	1.32	.42
Total from investment operations	.53	1.54	1.84	(.51)	1.51	.59
Distributions from net investment income	–B	(.17)	(.26)	(.21)	(.19)	(.18)
Distributions from net realized gain	(.31)	(.49)	(.53)	(.27)	(.22)	(.22)
Total distributions	(.31)	(.65)C	(.79)	(.48)	(.41)	(.40)
Net asset value, end of period	$13.95	$13.73	$12.84	$11.79	$12.78	$11.68
Total ReturnD,E,F	3.89%	12.40%	16.10%	(4.06)%	13.05%	5.33%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.44%J	1.33%	2.15%	1.57%	1.55%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$82,853	$76,008	$66,651	$56,452	$66,993	$59,504
Portfolio turnover rateK	22%J	39%	31%	35%	25%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	32.6
VIP Overseas Portfolio Investor Class	12.2
VIP Government Money Market Portfolio Investor Class 0.01%	11.9
VIP Emerging Markets Portfolio Investor Class	9.6
Fidelity Inflation-Protected Bond Index Fund	8.5
VIP Growth & Income Portfolio Investor Class	4.3
VIP Equity-Income Portfolio Investor Class	3.7
VIP Growth Portfolio Investor Class	3.6
VIP Contrafund Portfolio Investor Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	3.0
93.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.2%
International Equity Funds	21.8%
Bond Funds	46.1%
Short-Term Funds	11.9%

VIP Investor Freedom 2015 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	84,681	$4,400,047
VIP Equity-Income Portfolio Investor Class (a)	172,481	4,620,774
VIP Growth & Income Portfolio Investor Class (a)	205,287	5,296,409
VIP Growth Portfolio Investor Class (a)	43,553	4,482,946
VIP Mid Cap Portfolio Investor Class (a)	28,905	1,279,611
VIP Value Portfolio Investor Class (a)	174,037	3,386,758
VIP Value Strategies Portfolio Investor Class (a)	99,250	1,655,485
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,021,913)		25,122,030

International Equity Funds - 21.8%
VIP Emerging Markets Portfolio Investor Class (a)	781,532	11,933,989
VIP Overseas Portfolio Investor Class (a)	538,167	15,192,444
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,583,955)		27,126,433

Bond Funds - 46.1%
Fidelity Inflation-Protected Bond Index Fund (a)	944,057	10,601,756
Fidelity Long-Term Treasury Bond Index Fund (a)	259,335	3,762,953
VIP High Income Portfolio Investor Class (a)	461,991	2,494,753
VIP Investment Grade Bond Portfolio Investor Class (a)	2,956,089	40,498,417
TOTAL BOND FUNDS
(Cost $53,441,911)		57,357,879

Short-Term Funds - 11.9%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $14,766,577)	14,766,577	14,766,577
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $98,814,356)		124,372,919
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$124,372,926

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,574,743	$1,465,208	$620,863	$344	$(312)	$182,980	$10,601,756
Fidelity Long-Term Treasury Bond Index Fund	2,631,870	1,618,123	266,126	43,757	(23,744)	(197,170)	3,762,953
VIP Contrafund Portfolio Investor Class	4,152,536	683,340	800,745	203,060	45,382	319,534	4,400,047
VIP Emerging Markets Portfolio Investor Class	12,210,641	1,838,442	2,619,020	494,177	214,674	289,252	11,933,989
VIP Equity-Income Portfolio Investor Class	4,380,894	771,874	1,077,664	149,067	44,471	501,199	4,620,774
VIP Government Money Market Portfolio Investor Class 0.01%	13,861,313	2,349,646	1,444,382	711	--	--	14,766,577
VIP Growth & Income Portfolio Investor Class	4,991,866	893,040	1,354,042	155,165	181,549	583,996	5,296,409
VIP Growth Portfolio Investor Class	4,231,281	990,717	792,389	516,083	33,966	19,371	4,482,946
VIP High Income Portfolio Investor Class	2,279,148	271,802	116,498	19,392	(1,148)	61,449	2,494,753
VIP Investment Grade Bond Portfolio Investor Class	36,688,378	7,161,501	2,517,585	552,366	(37,909)	(795,968)	40,498,417
VIP Mid Cap Portfolio Investor Class	1,210,139	140,254	247,267	4,735	33,823	142,662	1,279,611
VIP Overseas Portfolio Investor Class	13,236,940	3,310,245	2,274,704	411,981	18,778	901,185	15,192,444
VIP Value Portfolio Investor Class	3,207,630	429,498	922,882	7,790	156,345	516,167	3,386,758
VIP Value Strategies Portfolio Investor Class	1,568,434	189,772	454,597	2,542	83,177	268,699	1,655,485
	$114,225,813	$22,113,462	$15,508,764	$2,561,170	$749,052	$2,793,356	$124,372,919

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$25,122,030	$25,122,030	$--	$--
International Equity Funds	27,126,433	27,126,433	--	--
Bond Funds	57,357,879	57,357,879	--	--
Short-Term Funds	14,766,577	14,766,577	--	--
Total Investments in Securities:	$124,372,919	$124,372,919	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $98,814,356)	$124,372,919
Total Investment in Securities (cost $98,814,356)		$124,372,919
Cash		9
Receivable for investments sold		609,605
Total assets		124,982,533
Liabilities
Payable for investments purchased	$609,358
Payable for fund shares redeemed	249
Total liabilities		609,607
Net Assets		$124,372,926
Net Assets consist of:
Paid in capital		$95,935,497
Total accumulated earnings (loss)		28,437,429
Net Assets		$124,372,926
Net Asset Value, offering price and redemption price per share ($124,372,926 ÷ 8,883,488 shares)		$14.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$254,767
Expenses
Independent trustees' fees and expenses	$151
Total expenses		151
Net investment income (loss)		254,616
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	749,052
Capital gain distributions from underlying funds:
Affiliated issuers	2,306,403
Total net realized gain (loss)		3,055,455
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,793,356
Total change in net unrealized appreciation (depreciation)		2,793,356
Net gain (loss)		5,848,811
Net increase (decrease) in net assets resulting from operations		$6,103,427

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$254,616	$1,349,080
Net realized gain (loss)	3,055,455	3,881,702
Change in net unrealized appreciation (depreciation)	2,793,356	8,353,737
Net increase (decrease) in net assets resulting from operations	6,103,427	13,584,519
Distributions to shareholders	(3,688,063)	(6,788,171)
Share transactions
Proceeds from sales of shares	9,770,110	9,643,886
Reinvestment of distributions	3,688,063	6,788,171
Cost of shares redeemed	(5,726,432)	(16,300,658)
Net increase (decrease) in net assets resulting from share transactions	7,731,741	131,399
Total increase (decrease) in net assets	10,147,105	6,927,747
Net Assets
Beginning of period	114,225,821	107,298,074
End of period	$124,372,926	$114,225,821
Other Information
Shares
Sold	711,759	783,193
Issued in reinvestment of distributions	269,792	531,663
Redeemed	(416,553)	(1,341,066)
Net increase (decrease)	564,998	(26,210)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2015 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$12.86	$11.59	$12.72	$11.48	$11.34
Income from Investment Operations
Net investment income (loss)A	.03	.16	.25	.19	.19	.17
Net realized and unrealized gain (loss)	.68	1.53	1.80	(.82)	1.51	.45
Total from investment operations	.71	1.69	2.05	(.63)	1.70	.62
Distributions from net investment income	–B	(.17)	(.26)	(.19)	(.19)	(.18)
Distributions from net realized gain	(.44)	(.66)	(.52)	(.31)	(.27)	(.31)
Total distributions	(.44)	(.82)C	(.78)	(.50)	(.46)	(.48)C
Net asset value, end of period	$14.00	$13.73	$12.86	$11.59	$12.72	$11.48
Total ReturnD,E,F	5.23%	13.70%	18.24%	(5.02)%	14.99%	5.82%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.42%J	1.28%	2.05%	1.53%	1.52%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$124,373	$114,226	$107,298	$96,781	$110,704	$97,672
Portfolio turnover rateK	26%J	42%	30%	33%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	28.8
VIP Overseas Portfolio Investor Class	14.7
VIP Emerging Markets Portfolio Investor Class	10.7
VIP Government Money Market Portfolio Investor Class 0.01%	7.8
Fidelity Inflation-Protected Bond Index Fund	7.3
VIP Growth & Income Portfolio Investor Class	5.4
VIP Equity-Income Portfolio Investor Class	4.7
VIP Growth Portfolio Investor Class	4.6
VIP Contrafund Portfolio Investor Class	4.5
VIP Value Portfolio Investor Class	3.5
92.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.7%
International Equity Funds	25.4%
Bond Funds	41.1%
Short-Term Funds	7.8%

VIP Investor Freedom 2020 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	213,372	$11,086,788
VIP Equity-Income Portfolio Investor Class (a)	434,603	11,643,026
VIP Growth & Income Portfolio Investor Class (a)	517,257	13,345,231
VIP Growth Portfolio Investor Class (a)	109,743	11,295,834
VIP Mid Cap Portfolio Investor Class (a)	72,832	3,224,261
VIP Value Portfolio Investor Class (a)	438,524	8,533,686
VIP Value Strategies Portfolio Investor Class (a)	250,082	4,171,362
TOTAL DOMESTIC EQUITY FUNDS
(Cost $35,640,290)		63,300,188

International Equity Funds - 25.4%
VIP Emerging Markets Portfolio Investor Class (a)	1,730,670	26,427,337
VIP Overseas Portfolio Investor Class (a)	1,285,656	36,294,074
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,952,305)		62,721,411

Bond Funds - 41.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,596,704	17,930,982
Fidelity Long-Term Treasury Bond Index Fund (a)	514,241	7,461,631
VIP High Income Portfolio Investor Class (a)	916,096	4,946,918
VIP Investment Grade Bond Portfolio Investor Class (a)	5,175,931	70,910,256
TOTAL BOND FUNDS
(Cost $94,314,883)		101,249,787

Short-Term Funds - 7.8%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $19,257,412)	19,257,412	19,257,412
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $188,164,890)		246,528,798
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,420
NET ASSETS - 100%		$246,532,218

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$16,898,549	$2,290,419	$1,573,293	$598	$2,907	$312,400	$17,930,982
Fidelity Long-Term Treasury Bond Index Fund	5,452,806	3,123,529	669,451	87,415	(39,362)	(405,891)	7,461,631
VIP Contrafund Portfolio Investor Class	10,795,690	1,258,709	1,899,156	504,626	200,366	731,179	11,086,788
VIP Emerging Markets Portfolio Investor Class	27,851,973	3,427,771	6,027,445	1,082,082	708,781	466,257	26,427,337
VIP Equity-Income Portfolio Investor Class	11,389,219	1,434,848	2,562,050	370,267	138,084	1,242,925	11,643,026
VIP Government Money Market Portfolio Investor Class 0.01%	19,587,413	2,738,470	3,068,471	954	--	--	19,257,412
VIP Growth & Income Portfolio Investor Class	12,977,594	1,653,461	3,219,800	385,405	579,071	1,354,905	13,345,231
VIP Growth Portfolio Investor Class	11,000,632	2,144,290	2,006,013	1,283,326	401,404	(244,479)	11,295,834
VIP High Income Portfolio Investor Class	4,722,095	465,719	361,146	38,391	(12)	120,262	4,946,918
VIP Investment Grade Bond Portfolio Investor Class	67,254,324	11,595,631	6,473,839	966,204	(51,145)	(1,414,715)	70,910,256
VIP Mid Cap Portfolio Investor Class	3,146,092	259,700	629,264	11,777	96,695	351,038	3,224,261
VIP Overseas Portfolio Investor Class	33,165,245	6,782,510	5,935,093	987,028	329,734	1,951,678	36,294,074
VIP Value Portfolio Investor Class	8,339,012	779,618	2,282,605	19,350	449,857	1,247,804	8,533,686
VIP Value Strategies Portfolio Investor Class	4,077,559	350,683	1,145,737	6,316	233,737	655,120	4,171,362
	$236,658,203	$38,305,358	$37,853,363	$5,743,739	$3,050,117	$6,368,483	$246,528,798

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$63,300,188	$63,300,188	$--	$--
International Equity Funds	62,721,411	62,721,411	--	--
Bond Funds	101,249,787	101,249,787	--	--
Short-Term Funds	19,257,412	19,257,412	--	--
Total Investments in Securities:	$246,528,798	$246,528,798	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $188,164,890)	$246,528,798
Total Investment in Securities (cost $188,164,890)		$246,528,798
Cash		3,422
Receivable for investments sold		1,200,877
Receivable for fund shares sold		55,548
Total assets		247,788,645
Liabilities
Payable for investments purchased	$1,256,298
Payable for fund shares redeemed	129
Total liabilities		1,256,427
Net Assets		$246,532,218
Net Assets consist of:
Paid in capital		$180,366,969
Total accumulated earnings (loss)		66,165,249
Net Assets		$246,532,218
Net Asset Value, offering price and redemption price per share ($246,532,218 ÷ 16,707,955 shares)		$14.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$494,779
Expenses
Independent trustees' fees and expenses	$305
Total expenses		305
Net investment income (loss)		494,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,050,117
Capital gain distributions from underlying funds:
Affiliated issuers	5,248,960
Total net realized gain (loss)		8,299,077
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	6,368,483
Total change in net unrealized appreciation (depreciation)		6,368,483
Net gain (loss)		14,667,560
Net increase (decrease) in net assets resulting from operations		$15,162,034

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$494,474	$2,721,916
Net realized gain (loss)	8,299,077	8,832,782
Change in net unrealized appreciation (depreciation)	6,368,483	18,538,204
Net increase (decrease) in net assets resulting from operations	15,162,034	30,092,902
Distributions to shareholders	(8,380,798)	(14,052,496)
Share transactions
Proceeds from sales of shares	13,192,184	15,202,703
Reinvestment of distributions	8,380,798	14,052,496
Cost of shares redeemed	(18,483,624)	(38,274,750)
Net increase (decrease) in net assets resulting from share transactions	3,089,358	(9,019,551)
Total increase (decrease) in net assets	9,870,594	7,020,855
Net Assets
Beginning of period	236,661,624	229,640,769
End of period	$246,532,218	$236,661,624
Other Information
Shares
Sold	918,423	1,157,047
Issued in reinvestment of distributions	585,660	1,061,173
Redeemed	(1,271,730)	(3,015,863)
Net increase (decrease)	232,353	(797,643)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2020 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.36	$13.29	$11.73	$12.94	$11.51	$11.34
Income from Investment Operations
Net investment income (loss)A	.03	.16	.26	.18	.19	.17
Net realized and unrealized gain (loss)	.90	1.75	2.04	(.94)	1.69	.47
Total from investment operations	.93	1.91	2.30	(.76)	1.88	.64
Distributions from net investment income	–B	(.17)	(.26)	(.19)	(.18)	(.17)
Distributions from net realized gain	(.52)	(.67)	(.48)	(.26)	(.27)	(.30)
Total distributions	(.53)C	(.84)	(.74)	(.45)	(.45)	(.47)
Net asset value, end of period	$14.76	$14.36	$13.29	$11.73	$12.94	$11.51
Total ReturnD,E,F	6.56%	14.95%	20.11%	(5.94)%	16.55%	6.04%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.41%J	1.25%	2.05%	1.46%	1.52%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$246,532	$236,662	$229,641	$196,527	$222,819	$189,814
Portfolio turnover rateK	32%J	42%	32%	33%	21%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	26.2
VIP Overseas Portfolio Investor Class	16.5
VIP Emerging Markets Portfolio Investor Class	11.5
Fidelity Inflation-Protected Bond Index Fund	6.4
VIP Growth & Income Portfolio Investor Class	6.2
VIP Equity-Income Portfolio Investor Class	5.4
VIP Growth Portfolio Investor Class	5.3
VIP Contrafund Portfolio Investor Class	5.2
VIP Government Money Market Portfolio Investor Class 0.01%	4.8
VIP Value Portfolio Investor Class	4.0
91.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.6%
International Equity Funds	28.0%
Bond Funds	37.6%
Short-Term Funds	4.8%

VIP Investor Freedom 2025 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	308,043	$16,005,896
VIP Equity-Income Portfolio Investor Class (a)	627,435	16,808,977
VIP Growth & Income Portfolio Investor Class (a)	746,758	19,266,366
VIP Growth Portfolio Investor Class (a)	158,436	16,307,774
VIP Mid Cap Portfolio Investor Class (a)	105,147	4,654,848
VIP Value Portfolio Investor Class (a)	633,096	12,320,050
VIP Value Strategies Portfolio Investor Class (a)	361,042	6,022,182
TOTAL DOMESTIC EQUITY FUNDS
(Cost $51,542,925)		91,386,093

International Equity Funds - 28.0%
VIP Emerging Markets Portfolio Investor Class (a)	2,333,501	35,632,557
VIP Overseas Portfolio Investor Class (a)	1,804,814	50,949,887
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $55,708,811)		86,582,444

Bond Funds - 37.6%
Fidelity Inflation-Protected Bond Index Fund (a)	1,767,299	19,846,763
Fidelity Long-Term Treasury Bond Index Fund (a)	645,001	9,358,968
VIP High Income Portfolio Investor Class (a)	1,148,797	6,203,503
VIP Investment Grade Bond Portfolio Investor Class (a)	5,912,145	80,996,389
TOTAL BOND FUNDS
(Cost $110,077,893)		116,405,623

Short-Term Funds - 4.8%
Fidelity Cash Central Fund 0.06% (b)	30,476	30,482
VIP Government Money Market Portfolio Investor Class 0.01% (a)(c)	14,733,229	14,733,229
TOTAL SHORT-TERM FUNDS
(Cost $14,763,711)		14,763,711
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $232,093,340)		309,137,871
NET OTHER ASSETS (LIABILITIES) - 0.0%		918
NET ASSETS - 100%		$309,138,789

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$30,482	$--	$--	$--	$--	$30,482	0.0%
Total	$30,482	$--	$--	$--	$--	$30,482

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$18,095,023	$2,666,100	$1,255,898	$649	$(892)	$342,430	$19,846,763
Fidelity Long-Term Treasury Bond Index Fund	6,572,870	3,999,570	659,862	108,176	(45,407)	(508,203)	9,358,968
VIP Contrafund Portfolio Investor Class	14,969,137	1,923,200	2,211,323	727,788	67,603	1,257,279	16,005,896
VIP Emerging Markets Portfolio Investor Class	35,887,197	4,743,988	6,471,561	1,456,001	415,533	1,057,400	35,632,557
VIP Equity-Income Portfolio Investor Class	15,791,935	2,166,897	3,110,908	535,590	152,487	1,808,566	16,808,977
VIP Government Money Market Portfolio Investor Class 0.01%	14,664,676	2,673,246	2,604,693	731	--	--	14,733,229
VIP Growth & Income Portfolio Investor Class	17,994,303	2,404,636	3,882,514	557,481	377,959	2,371,982	19,266,366
VIP Growth Portfolio Investor Class	15,253,498	3,264,355	2,403,854	1,857,278	141,705	52,070	16,307,774
VIP High Income Portfolio Investor Class	5,691,373	665,244	301,972	48,353	357	148,501	6,203,503
VIP Investment Grade Bond Portfolio Investor Class	73,884,194	14,334,039	5,542,396	1,106,818	(69,261)	(1,610,187)	80,996,389
VIP Mid Cap Portfolio Investor Class	4,362,315	408,111	751,843	17,053	119,533	516,732	4,654,848
VIP Overseas Portfolio Investor Class	45,124,394	9,180,572	6,524,359	1,400,206	176,147	2,993,133	50,949,887
VIP Value Portfolio Investor Class	11,562,591	1,183,595	2,843,426	27,991	533,994	1,883,296	12,320,050
VIP Value Strategies Portfolio Investor Class	5,653,850	533,323	1,430,911	9,137	300,919	965,001	6,022,182
	$285,507,356	$50,146,876	$39,995,520	$7,853,252	$2,170,677	$11,278,000	$309,107,389

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$91,386,093	$91,386,093	$--	$--
International Equity Funds	86,582,444	86,582,444	--	--
Bond Funds	116,405,623	116,405,623	--	--
Short-Term Funds	14,763,711	14,763,711	--	--
Total Investments in Securities:	$309,137,871	$309,137,871	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $30,482)	$30,482
Other affiliated issuers (cost $232,062,858)	309,107,389
Total Investment in Securities (cost $232,093,340)		$309,137,871
Cash		916
Receivable for investments sold		1,517,848
Receivable for fund shares sold		3,345
Distributions receivable from Fidelity Central Funds		1
Total assets		310,659,981
Liabilities
Payable for investments purchased	$1,521,055
Payable for fund shares redeemed	137
Total liabilities		1,521,192
Net Assets		$309,138,789
Net Assets consist of:
Paid in capital		$223,404,833
Total accumulated earnings (loss)		85,733,956
Net Assets		$309,138,789
Net Asset Value, offering price and redemption price per share ($309,138,789 ÷ 18,802,250 shares)		$16.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$614,327
Income from Fidelity Central Funds		9
Total income		614,336
Expenses
Independent trustees' fees and expenses	$376
Total expenses before reductions	376
Expense reductions	(3)
Total expenses after reductions		373
Net investment income (loss)		613,963
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,170,677
Capital gain distributions from underlying funds:
Affiliated issuers	7,238,925
Total net realized gain (loss)		9,409,602
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	11,278,000
Total change in net unrealized appreciation (depreciation)		11,278,000
Net gain (loss)		20,687,602
Net increase (decrease) in net assets resulting from operations		$21,301,565

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$613,963	$3,175,660
Net realized gain (loss)	9,409,602	8,592,195
Change in net unrealized appreciation (depreciation)	11,278,000	26,633,429
Net increase (decrease) in net assets resulting from operations	21,301,565	38,401,284
Distributions to shareholders	(8,279,564)	(14,856,510)
Share transactions
Proceeds from sales of shares	17,051,163	28,520,663
Reinvestment of distributions	8,279,564	14,856,510
Cost of shares redeemed	(14,752,685)	(30,205,446)
Net increase (decrease) in net assets resulting from share transactions	10,578,042	13,171,727
Total increase (decrease) in net assets	23,600,043	36,716,501
Net Assets
Beginning of period	285,538,746	248,822,245
End of period	$309,138,789	$285,538,746
Other Information
Shares
Sold	1,068,245	2,068,158
Issued in reinvestment of distributions	521,383	1,025,793
Redeemed	(926,199)	(2,252,889)
Net increase (decrease)	663,429	841,062

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2025 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.74	$14.38	$12.45	$13.78	$12.15	$12.04
Income from Investment Operations
Net investment income (loss)A	.03	.18	.28	.20	.20	.18
Net realized and unrealized gain (loss)	1.12	2.02	2.37	(1.09)	1.94	.50
Total from investment operations	1.15	2.20	2.65	(.89)	2.14	.68
Distributions from net investment income	–B	(.18)	(.28)	(.19)	(.19)	(.18)
Distributions from net realized gain	(.45)	(.66)	(.44)	(.25)	(.32)	(.39)
Total distributions	(.45)	(.84)	(.72)	(.44)	(.51)	(.57)
Net asset value, end of period	$16.44	$15.74	$14.38	$12.45	$13.78	$12.15
Total ReturnC,D,E	7.43%	15.88%	21.73%	(6.56)%	17.82%	6.10%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	- %H	- %H	-%	-%
Expenses net of all reductions	- %H,I	- %H	- %H	- %H	-%	-%
Net investment income (loss)	.41%I	1.26%	2.03%	1.44%	1.53%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$309,139	$285,539	$248,822	$203,463	$216,200	$163,933
Portfolio turnover rateJ	27%I	43%	29%	30%	17%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	23.4
VIP Overseas Portfolio Investor Class	18.4
VIP Emerging Markets Portfolio Investor Class	12.4
VIP Growth & Income Portfolio Investor Class	7.1
VIP Equity-Income Portfolio Investor Class	6.2
VIP Growth Portfolio Investor Class	6.1
VIP Contrafund Portfolio Investor Class	5.9
Fidelity Inflation-Protected Bond Index Fund	5.7
VIP Value Portfolio Investor Class	4.6
Fidelity Long-Term Treasury Bond Index Fund	3.0
92.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.8%
International Equity Funds	30.8%
Bond Funds	34.1%
Short-Term Funds	1.3%

VIP Investor Freedom 2030 Portfolio℠

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	439,324	$22,827,278
VIP Equity-Income Portfolio Investor Class (a)	894,838	23,972,699
VIP Growth & Income Portfolio Investor Class (a)	1,065,014	27,477,368
VIP Growth Portfolio Investor Class (a)	225,958	23,257,863
VIP Mid Cap Portfolio Investor Class (a)	149,959	6,638,671
VIP Value Portfolio Investor Class (a)	902,912	17,570,672
VIP Value Strategies Portfolio Investor Class (a)	514,915	8,588,784
TOTAL DOMESTIC EQUITY FUNDS
(Cost $81,651,025)		130,333,335

International Equity Funds - 30.8%
VIP Emerging Markets Portfolio Investor Class (a)	3,129,475	47,787,089
VIP Overseas Portfolio Investor Class (a)	2,514,036	70,971,246
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $81,407,458)		118,758,335

Bond Funds - 34.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,947,357	21,868,816
Fidelity Long-Term Treasury Bond Index Fund (a)	804,749	11,676,909
VIP High Income Portfolio Investor Class (a)	1,433,673	7,741,837
VIP Investment Grade Bond Portfolio Investor Class (a)	6,594,841	90,349,327
TOTAL BOND FUNDS
(Cost $125,983,966)		131,636,889

Short-Term Funds - 1.3%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $4,868,383)	4,868,383	4,868,383
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $293,910,832)		385,596,942
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$385,596,947

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$18,198,827	$3,955,031	$664,598	$652	$(3,093)	$382,649	$21,868,816
Fidelity Long-Term Treasury Bond Index Fund	7,503,497	5,311,767	530,422	129,495	(51,597)	(556,336)	11,676,909
VIP Contrafund Portfolio Investor Class	19,786,827	3,660,538	2,495,486	974,313	54,526	1,820,873	22,827,278
VIP Emerging Markets Portfolio Investor Class	44,054,636	8,322,582	6,448,900	1,809,298	47,545	1,811,226	47,787,089
VIP Equity-Income Portfolio Investor Class	20,874,190	3,977,429	3,567,706	712,841	72,076	2,616,710	23,972,699
VIP Government Money Market Portfolio Investor Class 0.01%	3,645,966	3,269,702	2,047,285	209	--	--	4,868,383
VIP Growth & Income Portfolio Investor Class	23,785,392	4,500,384	4,565,297	741,969	202,715	3,554,174	27,477,368
VIP Growth Portfolio Investor Class	20,162,873	5,466,149	2,734,042	2,472,768	36,422	326,461	23,257,863
VIP High Income Portfolio Investor Class	6,498,220	1,230,162	170,930	55,769	385	184,000	7,741,837
VIP Investment Grade Bond Portfolio Investor Class	74,045,368	21,541,909	3,631,640	1,123,331	(70,100)	(1,536,210)	90,349,327
VIP Mid Cap Portfolio Investor Class	5,766,321	858,745	847,018	22,716	77,929	782,694	6,638,671
VIP Overseas Portfolio Investor Class	58,587,686	14,880,499	6,875,733	1,831,968	97,484	4,281,310	70,971,246
VIP Value Portfolio Investor Class	15,283,810	2,381,215	3,369,616	37,256	362,419	2,912,844	17,570,672
VIP Value Strategies Portfolio Investor Class	7,473,458	1,108,044	1,702,097	12,164	131,853	1,577,526	8,588,784
	$325,667,071	$80,464,156	$39,650,770	$9,924,749	$958,564	$18,157,921	$385,596,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$130,333,335	$130,333,335	$--	$--
International Equity Funds	118,758,335	118,758,335	--	--
Bond Funds	131,636,889	131,636,889	--	--
Short-Term Funds	4,868,383	4,868,383	--	--
Total Investments in Securities:	$385,596,942	$385,596,942	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $293,910,832)	$385,596,942
Total Investment in Securities (cost $293,910,832)		$385,596,942
Cash		2
Receivable for investments sold		2,120,663
Receivable for fund shares sold		402,285
Total assets		388,119,892
Liabilities
Payable for investments purchased	$2,522,803
Payable for fund shares redeemed	142
Total liabilities		2,522,945
Net Assets		$385,596,947
Net Assets consist of:
Paid in capital		$284,725,046
Total accumulated earnings (loss)		100,871,901
Net Assets		$385,596,947
Net Asset Value, offering price and redemption price per share ($385,596,947 ÷ 23,276,878 shares)		$16.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$701,058
Expenses
Independent trustees' fees and expenses	$439
Total expenses		439
Net investment income (loss)		700,619
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	958,564
Capital gain distributions from underlying funds:
Affiliated issuers	9,223,691
Total net realized gain (loss)		10,182,255
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	18,157,921
Total change in net unrealized appreciation (depreciation)		18,157,921
Net gain (loss)		28,340,176
Net increase (decrease) in net assets resulting from operations		$29,040,795

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$700,619	$3,477,865
Net realized gain (loss)	10,182,255	10,038,427
Change in net unrealized appreciation (depreciation)	18,157,921	31,731,127
Net increase (decrease) in net assets resulting from operations	29,040,795	45,247,419
Distributions to shareholders	(9,664,941)	(16,904,069)
Share transactions
Proceeds from sales of shares	37,319,028	30,563,323
Reinvestment of distributions	9,664,941	16,904,069
Cost of shares redeemed	(6,429,951)	(26,908,022)
Net increase (decrease) in net assets resulting from share transactions	40,554,018	20,559,370
Total increase (decrease) in net assets	59,929,872	48,902,720
Net Assets
Beginning of period	325,667,075	276,764,355
End of period	$385,596,947	$325,667,075
Other Information
Shares
Sold	2,329,732	2,184,529
Issued in reinvestment of distributions	607,094	1,177,393
Redeemed	(401,917)	(2,025,911)
Net increase (decrease)	2,534,909	1,336,011

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2030 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$14.26	$12.10	$13.61	$11.76	$11.68
Income from Investment Operations
Net investment income (loss)A	.03	.17	.27	.18	.19	.17
Net realized and unrealized gain (loss)	1.30	2.14	2.62	(1.24)	2.23	.51
Total from investment operations	1.33	2.31	2.89	(1.06)	2.42	.68
Distributions from net investment income	–B	(.17)	(.27)	(.18)	(.17)	(.17)
Distributions from net realized gain	(.45)	(.69)	(.46)	(.28)	(.39)	(.44)
Total distributions	(.46)C	(.87)C	(.73)	(.45)C	(.57)C	(.60)C
Net asset value, end of period	$16.57	$15.70	$14.26	$12.10	$13.61	$11.76
Total ReturnD,E,F	8.56%	16.82%	24.42%	(7.87)%	20.92%	6.50%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	-%	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	-%	-%
Net investment income (loss)	.39%J	1.26%	2.03%	1.36%	1.46%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$385,597	$325,667	$276,764	$213,871	$214,597	$155,533
Portfolio turnover rateK	22%J	41%	29%	24%	19%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income Portfolio	$87,118,318	$12,415,110	$(272,484)	$12,142,626
VIP Investor Freedom 2005 Portfolio	31,917,792	5,139,483	(62,431)	5,077,052
VIP Investor Freedom 2010 Portfolio	69,723,360	13,345,908	(216,201)	13,129,707
VIP Investor Freedom 2015 Portfolio	99,222,059	25,512,374	(361,514)	25,150,860
VIP Investor Freedom 2020 Portfolio	188,980,507	58,005,218	(456,927)	57,548,291
VIP Investor Freedom 2025 Portfolio	233,060,564	76,990,007	(912,700)	76,077,307
VIP Investor Freedom 2030 Portfolio	295,375,911	91,385,264	(1,164,233)	90,221,031

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income Portfolio	14,028,524	13,270,886
VIP Investor Freedom 2005 Portfolio	9,182,179	8,833,814
VIP Investor Freedom 2010 Portfolio	13,900,129	8,627,655
VIP Investor Freedom 2015 Portfolio	22,113,462	15,508,764
VIP Investor Freedom 2020 Portfolio	38,305,358	37,853,363
VIP Investor Freedom 2025 Portfolio	50,146,876	39,995,520
VIP Investor Freedom 2030 Portfolio	80,464,156	39,650,770

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Investor Freedom 2025 Portfolio	3

7. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP: Investor Freedom Income Portfolio	100%
VIP: Investor Freedom 2005 Portfolio	100%
VIP: Investor Freedom 2010 Portfolio	100%
VIP: Investor Freedom 2015 Portfolio	100%
VIP: Investor Freedom 2020 Portfolio	100%
VIP: Investor Freedom 2025 Portfolio	100%
VIP: Investor Freedom 20230 Portfolio	100%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio--A,B-	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period--C,D- January 1, 2021 to June 30, 2021
VIP Investor Freedom Income Portfolio	- %
Actual		$1,000.00	$1,021.10	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2005 Portfolio	- %
Actual		$1,000.00	$1,026.80	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2010 Portfolio	- %
Actual		$1,000.00	$1,038.90	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2015 Portfolio	- %
Actual		$1,000.00	$1,052.30	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2020 Portfolio	- %
Actual		$1,000.00	$1,065.60	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2025 Portfolio	- %
Actual		$1,000.00	$1,074.30	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2030 Portfolio	- %
Actual		$1,000.00	$1,085.60	$-
Hypothetical-E		$1,000.00	$1,024.79	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPIFF-SANN-0821
1.833440.115

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

FundsManager 85% Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
VIP FundsManager® 20% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
Fidelity U.S. Bond Index Fund	39.9
Fidelity Cash Central Fund 0.06%	21.2
Fidelity Stock Selector All Cap Fund	15.1
Fidelity Inflation-Protected Bond Index Fund	3.3
Fidelity Overseas Fund	2.2
Fidelity Emerging Markets Fund	2.1
Fidelity Real Estate Investment Portfolio	1.9
Fidelity Long-Term Treasury Bond Index Fund	1.6
Fidelity High Income Fund	1.5
Fidelity Low-Priced Stock Fund	1.2
90.0

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	23.4%
International Equity Funds	7.8%
Bond Funds	47.2%
Short-Term Funds	21.2%
Short-Term Investments	0.4%

 * Futures - (6.9)%

VIP FundsManager® 20% Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 31.2%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	976,654	$9,463,775
Fidelity Contrafund (a)	274,032	5,140,838
Fidelity Emerging Asia Fund (a)	48,064	3,463,520
Fidelity Emerging Markets Discovery Fund (a)	215,309	4,157,613
Fidelity Emerging Markets Fund (a)	404,530	19,858,361
Fidelity Equity-Income Fund (a)	127,259	9,051,906
Fidelity Europe Fund (a)	46,062	2,150,192
Fidelity Global Commodity Stock Fund (a)	597,748	9,611,785
Fidelity Gold Portfolio (a)	84,244	2,369,779
Fidelity International Capital Appreciation Fund (a)	156,754	4,600,725
Fidelity International Discovery Fund (a)	81,996	4,696,745
Fidelity International Enhanced Index Fund (a)	357,717	4,067,242
Fidelity International Small Cap Fund (a)	71,718	2,457,780
Fidelity International Small Cap Opportunities Fund (a)	105,733	2,793,475
Fidelity International Value Fund (a)	336,838	3,139,327
Fidelity Large Cap Value Enhanced Index Fund (a)	162,218	2,725,257
Fidelity Low-Priced Stock Fund (a)	197,312	11,465,809
Fidelity Overseas Fund (a)	328,030	21,446,611
Fidelity Pacific Basin Fund (a)	46,354	2,129,031
Fidelity Real Estate Investment Portfolio (a)	374,918	17,996,045
Fidelity Stock Selector All Cap Fund (a)	2,217,749	144,619,423
Fidelity U.S. Low Volatility Equity Fund (a)	599,545	6,990,699
Fidelity Value Discovery Fund (a)	117,937	4,434,433
TOTAL EQUITY FUNDS
(Cost $215,866,613)		298,830,371

Fixed-Income Funds - 47.2%
Fidelity High Income Fund (a)	1,648,068	14,486,521
Fidelity Inflation-Protected Bond Index Fund (a)	2,799,950	31,443,439
Fidelity Long-Term Treasury Bond Index Fund (a)	1,018,390	14,776,838
Fidelity New Markets Income Fund (a)	606,886	8,927,299
Fidelity U.S. Bond Index Fund (a)	31,453,223	381,527,599
TOTAL FIXED-INCOME FUNDS
(Cost $422,618,391)		451,161,696

Money Market Funds - 21.2%
Fidelity Cash Central Fund 0.06% (b)
(Cost $202,922,873)	202,882,297	202,922,873
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 7/1/21 to 9/23/21 (c)
(Cost $3,629,880)	3,630,000	3,629,726
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $845,037,757)		956,544,666
NET OTHER ASSETS (LIABILITIES) - 0.0%		(86,059)
NET ASSETS - 100%		$956,458,607

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	216	Sept. 2021	$46,316,880	$(468,140)	$(468,140)
ICE E-mini MSCI EAFE Index Contracts (United States)	119	Sept. 2021	13,709,395	397,225	397,225
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	85	Sept. 2021	5,800,400	(43,957)	(43,957)
TOTAL FUTURES CONTRACTS					$(114,872)

The notional amount of futures sold as a percentage of Net Assets is 6.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $53,644,673.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,629,726.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,077
Total	$60,077

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$206,186,300	$44,475,149	$47,738,357	$(219)	$--	$202,922,873	0.3%
Total	$206,186,300	$44,475,149	$47,738,357	$(219)	$--	$202,922,873

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,392,764	$7,189,800	$--	$--	$--	$881,211	$9,463,775
Fidelity Contrafund	4,482,861	206,323	92,194	107,174	(5)	543,853	5,140,838
Fidelity Emerging Asia Fund	2,999,210	399,752	102,064	--	(1,274)	167,896	3,463,520
Fidelity Emerging Markets Discovery Fund	3,303,958	508,410	178,682	--	(220)	524,147	4,157,613
Fidelity Emerging Markets Fund	16,877,792	2,395,301	736,699	--	(4,493)	1,326,460	19,858,361
Fidelity Equity-Income Fund	7,761,240	519,920	336,166	156,649	3,014	1,103,898	9,051,906
Fidelity Europe Fund	1,950,677	76,721	75,491	--	850	197,435	2,150,192
Fidelity Global Commodity Stock Fund	3,960,950	4,981,749	510,991	--	(2,207)	1,182,284	9,611,785
Fidelity Gold Portfolio	6,248,402	2,529,818	5,654,218	--	616,404	(1,370,627)	2,369,779
Fidelity High Income Fund	12,339,428	2,542,818	484,998	261,695	(435)	89,708	14,486,521
Fidelity Inflation-Protected Bond Index Fund	39,753,453	1,563,858	10,332,697	1,421	635,290	(176,465)	31,443,439
Fidelity International Capital Appreciation Fund	4,338,879	172,951	170,505	--	764	258,636	4,600,725
Fidelity International Discovery Fund	4,351,505	172,951	170,505	--	4,382	338,412	4,696,745
Fidelity International Enhanced Index Fund	3,671,290	154,330	151,377	--	1,772	391,227	4,067,242
Fidelity International Small Cap Fund	2,194,409	87,587	85,197	--	1,385	259,596	2,457,780
Fidelity International Small Cap Opportunities Fund	2,519,597	88,041	--	--	--	185,837	2,793,475
Fidelity International Value Fund	2,850,801	115,708	113,246	--	1,666	284,398	3,139,327
Fidelity Japan Fund	1,813,405	15,305	1,899,259	--	601,426	(530,877)	--
Fidelity Japan Smaller Companies Fund	1,017,772	--	1,015,552	--	383,005	(385,225)	--
Fidelity Large Cap Value Enhanced Index Fund	2,270,392	186,528	173,352	--	3,180	438,509	2,725,257
Fidelity Long-Term Treasury Bond Index Fund	13,643,127	4,878,377	2,514,651	185,605	(342,496)	(887,519)	14,776,838
Fidelity Low-Priced Stock Fund	9,567,254	426,082	394,694	--	(1,443)	1,868,610	11,465,809
Fidelity New Markets Income Fund	8,956,865	583,028	380,076	181,503	(4,761)	(227,757)	8,927,299
Fidelity Overseas Fund	19,485,340	810,048	793,930	--	10,939	1,934,214	21,446,611
Fidelity Pacific Basin Fund	2,032,387	76,722	75,491	--	48	95,365	2,129,031
Fidelity Real Estate Investment Portfolio	4,510,431	11,723,228	406,697	578	16,685	2,152,398	17,996,045
Fidelity Stock Selector All Cap Fund	131,600,933	3,535,555	9,286,239	--	541,635	18,227,539	144,619,423
Fidelity U.S. Bond Index Fund	400,250,902	37,596,937	45,929,834	3,491,519	(832,098)	(9,558,308)	381,527,599
Fidelity U.S. Low Volatility Equity Fund	6,403,594	269,759	237,426	15,511	1,578	553,194	6,990,699
Fidelity Value Discovery Fund	3,782,177	186,529	173,352	--	3,436	635,643	4,434,433
	726,331,795	83,994,136	82,475,583	4,401,655	1,638,027	20,503,692	749,992,067

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$298,830,371	$298,830,371	$--	$--
Fixed-Income Funds	451,161,696	451,161,696	--	--
Money Market Funds	202,922,873	202,922,873	--	--
Other Short-Term Investments and Net Other Assets	3,629,726	--	3,629,726	--
Total Investments in Securities:	$956,544,666	$952,914,940	$3,629,726	$--
Derivative Instruments:
Assets
Futures Contracts	$397,225	$397,225	$--	$--
Total Assets	$397,225	$397,225	$--	$--
Liabilities
Futures Contracts	$(512,097)	$(512,097)	$--	$--
Total Liabilities	$(512,097)	$(512,097)	$--	$--
Total Derivative Instruments:	$(114,872)	$(114,872)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$397,225	$(512,097)
Total Equity Risk	397,225	(512,097)
Total Value of Derivatives	$397,225	$(512,097)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,629,880)	$3,629,726
Fidelity Central Funds (cost $202,922,873)	202,922,873
Other affiliated issuers (cost $638,485,004)	749,992,067
Total Investment in Securities (cost $845,037,757)		$956,544,666
Cash		13,227
Receivable for investments sold		58,217
Receivable for fund shares sold		2,438
Distributions receivable from Fidelity Central Funds		7,228
Receivable for daily variation margin on futures contracts		76,280
Total assets		956,702,056
Liabilities
Payable for investments purchased	$1,366
Payable for fund shares redeemed	82,074
Accrued management fee	158,847
Distribution and service plan fees payable	1,162
Total liabilities		243,449
Net Assets		$956,458,607
Net Assets consist of:
Paid in capital		$848,371,659
Total accumulated earnings (loss)		108,086,948
Net Assets		$956,458,607
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($62,833 ÷ 5,197 shares)		$12.09
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,328,983 ÷ 774,261 shares)		$12.05
Investor Class:
Net Asset Value, offering price and redemption price per share ($947,066,791 ÷ 78,370,418 shares)		$12.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,096,668
Interest		726
Income from Fidelity Central Funds		60,077
Total income		4,157,471
Expenses
Management fee	$1,174,204
Distribution and service plan fees	11,838
Independent trustees' fees and expenses	1,202
Total expenses before reductions	1,187,244
Expense reductions	(240,878)
Total expenses after reductions		946,366
Net investment income (loss)		3,211,105
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(219)
Other affiliated issuers	1,638,027
Futures contracts	(7,343,303)
Capital gain distributions from underlying funds:
Affiliated issuers	304,987
Total net realized gain (loss)		(5,400,508)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(204)
Affiliated issuers	20,503,692
Futures contracts	577,161
Total change in net unrealized appreciation (depreciation)		21,080,649
Net gain (loss)		15,680,141
Net increase (decrease) in net assets resulting from operations		$18,891,246

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,211,105	$10,081,745
Net realized gain (loss)	(5,400,508)	3,689,745
Change in net unrealized appreciation (depreciation)	21,080,649	54,673,794
Net increase (decrease) in net assets resulting from operations	18,891,246	68,445,284
Distributions to shareholders	(3,308,406)	(15,496,204)
Share transactions - net increase (decrease)	6,395,477	60,425,801
Total increase (decrease) in net assets	21,978,317	113,374,881
Net Assets
Beginning of period	934,480,290	821,105,409
End of period	$956,458,607	$934,480,290

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 20% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$11.19	$10.75	$11.63	$11.04	$11.02
Income from Investment Operations
Net investment income (loss)A	.04	.13	.22	.21	.16	.14
Net realized and unrealized gain (loss)	.20	.77	.86	(.40)	.65	.17
Total from investment operations	.24	.90	1.08	(.19)	.81	.31
Distributions from net investment income	(.02)	(.13)	(.21)	(.21)	(.15)	(.14)
Distributions from net realized gain	(.02)	(.07)	(.43)	(.48)	(.07)	(.15)
Total distributions	(.04)	(.20)	(.64)	(.69)	(.22)	(.29)
Net asset value, end of period	$12.09	$11.89	$11.19	$10.75	$11.63	$11.04
Total ReturnB,C,D	2.04%	8.11%	10.39%	(1.67)%	7.33%	2.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%G	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%G	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.68%G	1.17%	2.01%	1.87%	1.41%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$63	$61	$57	$55	$59	$60
Portfolio turnover rateH	22%G	32%I	33%	47%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$11.16	$10.72	$11.60	$11.01	$11.00
Income from Investment Operations
Net investment income (loss)A	.03	.12	.20	.19	.14	.12
Net realized and unrealized gain (loss)	.20	.77	.87	(.40)	.65	.17
Total from investment operations	.23	.89	1.07	(.21)	.79	.29
Distributions from net investment income	(.02)	(.11)	(.20)	(.19)	(.13)	(.13)
Distributions from net realized gain	(.02)	(.07)	(.43)	(.48)	(.07)	(.15)
Total distributions	(.04)	(.19)B	(.63)	(.67)	(.20)	(.28)
Net asset value, end of period	$12.05	$11.86	$11.16	$10.72	$11.60	$11.01
Total ReturnC,D,E	1.96%	7.97%	10.26%	(1.82)%	7.19%	2.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.53%H	1.02%	1.86%	1.72%	1.26%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$9,329	$9,323	$8,978	$8,286	$8,188	$7,529
Portfolio turnover rateI	22%H	32%J	33%	47%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$11.18	$10.74	$11.62	$11.04	$11.01
Income from Investment Operations
Net investment income (loss)A	.04	.13	.22	.21	.16	.14
Net realized and unrealized gain (loss)	.19	.78	.86	(.40)	.64	.18
Total from investment operations	.23	.91	1.08	(.19)	.80	.32
Distributions from net investment income	(.02)	(.13)	(.21)	(.21)	(.15)	(.14)
Distributions from net realized gain	(.02)	(.07)	(.43)	(.48)	(.07)	(.15)
Total distributions	(.04)	(.20)	(.64)	(.69)	(.22)	(.29)
Net asset value, end of period	$12.08	$11.89	$11.18	$10.74	$11.62	$11.04
Total ReturnB,C,D	1.96%	8.21%	10.40%	(1.67)%	7.24%	2.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%G	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%G	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.68%G	1.17%	2.01%	1.87%	1.41%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$947,067	$925,096	$812,070	$719,784	$777,291	$739,074
Portfolio turnover rateH	22%G	32%I	33%	47%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
Fidelity Stock Selector All Cap Fund	33.2
Fidelity U.S. Bond Index Fund	27.5
Fidelity Overseas Fund	6.0
Fidelity Inflation-Protected Bond Index Fund	3.2
Fidelity Low-Priced Stock Fund	2.7
Fidelity Long-Term Treasury Bond Index Fund	2.3
Fidelity Equity-Income Fund	1.9
Fidelity U.S. Low Volatility Equity Fund	1.9
Fidelity Cash Central Fund 0.06%	1.7
Fidelity Global Commodity Stock Fund	1.6
82.0

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	46.5%
International Equity Funds	16.6%
Bond Funds	34.9%
Short-Term Funds	1.7%
Short-Term Investments	0.3%

 * Futures - (6.5)%

VIP FundsManager® 50% Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	5,944,268	$57,599,961
Fidelity Contrafund (a)	2,271,974	42,622,241
Fidelity Emerging Asia Fund (a)	366,902	26,438,950
Fidelity Emerging Markets Discovery Fund (a)	1,574,220	30,398,196
Fidelity Emerging Markets Fund (a)	1,855,488	91,085,888
Fidelity Equity-Income Fund (a)	1,582,069	112,532,565
Fidelity Europe Fund (a)	777,350	36,286,682
Fidelity Global Commodity Stock Fund (a)	5,933,513	95,410,885
Fidelity Gold Portfolio (a)	524,510	14,754,459
Fidelity International Capital Appreciation Fund (a)	2,647,029	77,690,309
Fidelity International Discovery Fund (a)	1,399,133	80,142,325
Fidelity International Enhanced Index Fund (a)	5,998,839	68,206,794
Fidelity International Small Cap Fund (a)	1,210,780	41,493,427
Fidelity International Small Cap Opportunities Fund (a)	1,711,535	45,218,743
Fidelity International Value Fund (a)	5,662,515	52,774,638
Fidelity Japan Smaller Companies Fund (a)	2,498,926	44,705,791
Fidelity Large Cap Value Enhanced Index Fund (a)	3,485,341	58,553,729
Fidelity Low-Priced Stock Fund (a)	2,770,911	161,017,635
Fidelity Overseas Fund (a)	5,481,861	358,404,041
Fidelity Pacific Basin Fund (a)	786,429	36,120,704
Fidelity Real Estate Investment Portfolio (a)	1,412,741	67,811,554
Fidelity Stock Selector All Cap Fund (a)	30,350,007	1,979,123,961
Fidelity U.S. Low Volatility Equity Fund (a)	9,469,282	110,411,822
Fidelity Value Discovery Fund (a)	1,756,442	66,042,212
TOTAL EQUITY FUNDS
(Cost $2,611,671,151)		3,754,847,512

Fixed-Income Funds - 34.9%
Fidelity High Income Fund (a)	7,575,895	66,592,117
Fidelity Inflation-Protected Bond Index Fund (a)	17,212,107	193,291,959
Fidelity Long-Term Treasury Bond Index Fund (a)	9,415,346	136,616,675
Fidelity New Markets Income Fund (a)	3,173,663	46,684,576
Fidelity U.S. Bond Index Fund (a)	134,789,985	1,635,002,514
TOTAL FIXED-INCOME FUNDS
(Cost $1,958,383,932)		2,078,187,841

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.06% (b)
(Cost $101,054,648)	101,034,441	101,054,648
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 7/15/21 to 9/23/21 (c)
(Cost $20,698,973)	20,700,000	20,698,272
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,691,808,704)		5,954,788,273
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,148,639)
NET ASSETS - 100%		$5,953,639,634

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,609	Sept. 2021	$345,017,870	$(3,487,213)	$(3,487,214)
ICE E-mini MSCI EAFE Index Contracts (United States)	311	Sept. 2021	35,828,755	1,038,149	1,038,149
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	108	Sept. 2021	7,369,920	(125,532)	(125,532)
TOTAL FUTURES CONTRACTS					$(2,574,597)

The notional amount of futures sold as a percentage of Net Assets is 6.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $382,956,333.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,698,272.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,071
Total	$14,071

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$68,298,426	$280,116,691	$247,360,160	$518	$(827)	$101,054,648	0.2%
Total	$68,298,426	$280,116,691	$247,360,160	$518	$-827	$101,054,648

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$9,827,572	$41,358,358	$--	$--	$--	$6,414,031	$57,599,961
Fidelity Contrafund	63,796,183	1,931,625	27,785,500	1,508,090	5,691,381	(1,011,448)	42,622,241
Fidelity Emerging Asia Fund	23,887,425	4,124,582	3,059,674	--	165,144	1,321,473	26,438,950
Fidelity Emerging Markets Discovery Fund	25,622,350	4,497,063	3,718,404	--	109,140	3,888,047	30,398,196
Fidelity Emerging Markets Fund	83,077,667	14,684,078	13,377,178	--	441,353	6,259,968	91,085,888
Fidelity Equity-Income Fund	126,290,103	3,310,018	32,624,997	2,003,171	2,270,652	13,286,789	112,532,565
Fidelity Europe Fund	36,284,732	341,552	3,822,798	--	559,634	2,923,562	36,286,682
Fidelity Global Commodity Stock Fund	69,576,030	25,041,980	16,098,551	--	1,432,927	15,458,499	95,410,885
Fidelity Gold Portfolio	41,188,768	14,968,463	36,534,667	--	4,233,796	(9,101,901)	14,754,459
Fidelity High Income Fund	67,904,879	2,085,845	3,771,487	1,382,458	153,441	219,439	66,592,117
Fidelity Inflation-Protected Bond Index Fund	254,867,888	2,257,198	66,679,540	9,080	4,851,631	(2,005,218)	193,291,959
Fidelity International Capital Appreciation Fund	80,952,896	772,584	8,666,516	--	888,532	3,742,813	77,690,309
Fidelity International Discovery Fund	81,875,089	772,585	8,733,271	--	855,939	5,371,983	80,142,325
Fidelity International Enhanced Index Fund	68,045,850	684,594	7,431,490	--	363,366	6,544,474	68,206,794
Fidelity International Small Cap Fund	40,807,848	386,785	4,338,220	--	1,026,338	3,610,676	41,493,427
Fidelity International Small Cap Opportunities Fund	41,787,756	393,405	--	--	--	3,037,582	45,218,743
Fidelity International Value Fund	52,858,965	514,113	5,682,767	--	(33,249)	5,117,576	52,774,638
Fidelity Japan Fund	54,555,995	474,315	56,334,715	--	17,069,949	(15,765,544)	--
Fidelity Japan Smaller Companies Fund	57,913,782	--	13,565,064	--	1,990,704	(1,633,631)	44,705,791
Fidelity Large Cap Value Enhanced Index Fund	51,759,725	686,553	3,697,070	--	388,264	9,416,257	58,553,729
Fidelity Long-Term Treasury Bond Index Fund	82,533,756	70,459,457	6,694,195	1,809,729	(261,974)	(9,420,369)	136,616,675
Fidelity Low-Priced Stock Fund	140,911,503	1,558,957	8,415,387	--	163,031	26,799,531	161,017,635
Fidelity New Markets Income Fund	49,383,047	1,526,133	2,954,558	975,397	(187,478)	(1,082,568)	46,684,576
Fidelity Overseas Fund	360,268,240	3,602,248	39,000,931	--	4,569,895	28,964,589	358,404,041
Fidelity Pacific Basin Fund	37,980,011	341,552	4,027,770	--	373,645	1,453,266	36,120,704
Fidelity Real Estate Investment Portfolio	7,585,166	51,971,340	2,463,594	2,871	227,056	10,491,586	67,811,554
Fidelity Stock Selector All Cap Fund	1,787,577,149	15,148,885	82,202,830	--	7,960,420	250,640,337	1,979,123,961
Fidelity U.S. Bond Index Fund	1,799,500,995	81,371,121	200,222,340	15,035,955	(3,145,763)	(42,501,499)	1,635,002,514
Fidelity U.S. Low Volatility Equity Fund	105,367,825	1,199,895	5,080,009	247,330	570,468	8,353,643	110,411,822
Fidelity Value Discovery Fund	59,258,536	686,554	3,697,070	--	638,129	9,156,063	66,042,212
	5,763,247,731	347,151,838	670,680,593	22,974,081	53,366,371	339,950,006	5,833,035,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,754,847,512	$3,754,847,512	$--	$--
Fixed-Income Funds	2,078,187,841	2,078,187,841	--	--
Money Market Funds	101,054,648	101,054,648	--	--
Other Short-Term Investments and Net Other Assets	20,698,272	--	20,698,272	--
Total Investments in Securities:	$5,954,788,273	$5,934,090,001	$20,698,272	$--
Derivative Instruments:
Assets
Futures Contracts	$1,038,149	$1,038,149	$--	$--
Total Assets	$1,038,149	$1,038,149	$--	$--
Liabilities
Futures Contracts	$(3,612,746)	$(3,612,746)	$--	$--
Total Liabilities	$(3,612,746)	$(3,612,746)	$--	$--
Total Derivative Instruments:	$(2,574,597)	$(2,574,597)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,038,149	$(3,612,746)
Total Equity Risk	1,038,149	(3,612,746)
Total Value of Derivatives	$1,038,149	$(3,612,746)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,698,973)	$20,698,272
Fidelity Central Funds (cost $101,054,648)	101,054,648
Other affiliated issuers (cost $4,570,055,083)	5,833,035,353
Total Investment in Securities (cost $4,691,808,704)		$5,954,788,273
Receivable for investments sold		540,686
Receivable for fund shares sold		719,504
Distributions receivable from Fidelity Central Funds		3,988
Total assets		5,956,052,451
Liabilities
Payable for investments purchased	$595,489
Payable for fund shares redeemed	608,607
Accrued management fee	994,089
Distribution and service plan fees payable	13,372
Payable for daily variation margin on futures contracts	201,260
Total liabilities		2,412,817
Net Assets		$5,953,639,634
Net Assets consist of:
Paid in capital		$4,684,983,150
Total accumulated earnings (loss)		1,268,656,484
Net Assets		$5,953,639,634
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($67,085 ÷ 4,741 shares)		$14.15
Service Class 2:
Net Asset Value, offering price and redemption price per share ($91,472,645 ÷ 6,495,684 shares)		$14.08
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,862,099,904 ÷ 414,330,366 shares)		$14.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$19,179,749
Interest		5,362
Income from Fidelity Central Funds		14,071
Total income		19,199,182
Expenses
Management fee	$7,356,775
Distribution and service plan fees	140,319
Independent trustees' fees and expenses	7,523
Interest	124
Total expenses before reductions	7,504,741
Expense reductions	(1,529,005)
Total expenses after reductions		5,975,736
Net investment income (loss)		13,223,446
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2)
Fidelity Central Funds	518
Other affiliated issuers	53,366,371
Futures contracts	(56,676,710)
Capital gain distributions from underlying funds:
Affiliated issuers	3,794,332
Total net realized gain (loss)		484,509
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(906)
Fidelity Central Funds	(827)
Other affiliated issuers	339,950,006
Futures contracts	4,279,713
Total change in net unrealized appreciation (depreciation)		344,227,986
Net gain (loss)		344,712,495
Net increase (decrease) in net assets resulting from operations		$357,935,941

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,223,446	$61,139,246
Net realized gain (loss)	484,509	107,149,076
Change in net unrealized appreciation (depreciation)	344,227,986	553,732,928
Net increase (decrease) in net assets resulting from operations	357,935,941	722,021,250
Distributions to shareholders	(108,318,638)	(181,171,815)
Share transactions - net increase (decrease)	(141,985,181)	(428,725,848)
Total increase (decrease) in net assets	107,632,122	112,123,587
Net Assets
Beginning of period	5,846,007,512	5,733,883,925
End of period	$5,953,639,634	$5,846,007,512

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 50% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$12.28	$11.68	$13.53	$12.03	$11.85
Income from Investment Operations
Net investment income (loss)A	.03	.14	.20	.19	.16	.15
Net realized and unrealized gain (loss)	.80	1.55	1.76	(.86)	1.58	.35
Total from investment operations	.83	1.69	1.96	(.67)	1.74	.50
Distributions from net investment income	(.04)	(.14)	(.20)	(.18)	(.15)	(.15)
Distributions from net realized gain	(.22)	(.26)	(1.15)	(1.00)	(.08)	(.16)
Total distributions	(.25)B	(.40)	(1.36)B	(1.18)	(.24)B	(.32)B
Net asset value, end of period	$14.15	$13.57	$12.28	$11.68	$13.53	$12.03
Total ReturnC,D,E	6.23%	14.06%	17.89%	(5.28)%	14.45%	4.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.45%H	1.12%	1.68%	1.52%	1.21%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$67	$64	$58	$55	$64	$62
Portfolio turnover rateI	12%H	24%J	25%	80%	47%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$12.23	$11.64	$13.48	$11.99	$11.82
Income from Investment Operations
Net investment income (loss)A	.02	.12	.18	.17	.14	.13
Net realized and unrealized gain (loss)	.80	1.55	1.75	(.85)	1.57	.34
Total from investment operations	.82	1.67	1.93	(.68)	1.71	.47
Distributions from net investment income	(.04)	(.13)	(.19)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.22)	(.26)	(1.15)	(1.00)	(.08)	(.16)
Total distributions	(.25)B	(.39)	(1.34)	(1.16)	(.22)B	(.30)B
Net asset value, end of period	$14.08	$13.51	$12.23	$11.64	$13.48	$11.99
Total ReturnC,D,E	6.17%	13.89%	17.69%	(5.38)%	14.24%	4.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.30%H	.97%	1.53%	1.37%	1.06%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$91,473	$114,211	$103,031	$90,234	$100,867	$90,983
Portfolio turnover rateI	12%H	24%J	25%	80%	47%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$12.28	$11.68	$13.52	$12.02	$11.85
Income from Investment Operations
Net investment income (loss)A	.03	.14	.20	.19	.16	.15
Net realized and unrealized gain (loss)	.81	1.54	1.76	(.85)	1.58	.34
Total from investment operations	.84	1.68	1.96	(.66)	1.74	.49
Distributions from net investment income	(.04)	(.14)	(.20)	(.18)	(.15)	(.15)
Distributions from net realized gain	(.22)	(.26)	(1.15)	(1.00)	(.08)	(.16)
Total distributions	(.25)B	(.40)	(1.36)B	(1.18)	(.24)B	(.32)B
Net asset value, end of period	$14.15	$13.56	$12.28	$11.68	$13.52	$12.02
Total ReturnC,D,E	6.31%	13.98%	17.89%	(5.20)%	14.46%	4.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.45%H	1.12%	1.68%	1.52%	1.21%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$5,862,100	$5,731,732	$5,630,795	$5,535,648	$6,623,127	$6,179,579
Portfolio turnover rateI	12%H	24%J	25%	80%	47%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
Fidelity Stock Selector All Cap Fund	35.2
Fidelity U.S. Bond Index Fund	20.5
Fidelity Overseas Fund	6.9
Fidelity Low-Priced Stock Fund	3.3
Fidelity Inflation-Protected Bond Index Fund	3.0
Fidelity Equity-Income Fund	2.9
Fidelity Long-Term Treasury Bond Index Fund	2.8
Fidelity U.S. Low Volatility Equity Fund	2.2
Fidelity Global Commodity Stock Fund	1.8
Fidelity Emerging Markets Fund	1.7
80.3

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	52.0%
International Equity Funds	18.4%
Bond Funds	28.1%
Short-Term Funds	1.3%
Short-Term Investments	0.2%

 * Futures - (3.5)%

VIP FundsManager® 60% Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 70.4%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	6,106,086	$59,167,973
Fidelity Contrafund (a)	5,470,782	102,631,879
Fidelity Emerging Asia Fund (a)	343,871	24,779,332
Fidelity Emerging Markets Discovery Fund (a)	1,507,840	29,116,385
Fidelity Emerging Markets Fund (a)	2,390,078	117,328,919
Fidelity Equity-Income Fund (a)	2,842,813	202,209,265
Fidelity Europe Fund (a)	1,035,624	48,342,919
Fidelity Global Commodity Stock Fund (a)	8,016,203	128,900,540
Fidelity Gold Portfolio (a)	1,156,294	32,526,556
Fidelity International Capital Appreciation Fund (a)	3,523,567	103,416,690
Fidelity International Discovery Fund (a)	1,855,340	106,273,860
Fidelity International Enhanced Index Fund (a)	8,021,058	91,199,427
Fidelity International Small Cap Fund (a)	1,618,246	55,457,286
Fidelity International Small Cap Opportunities Fund (a)	2,220,441	58,664,046
Fidelity International Value Fund (a)	7,553,063	70,394,546
Fidelity Japan Smaller Companies Fund (a)	2,594,849	46,421,850
Fidelity Large Cap Value Enhanced Index Fund (a)	5,099,536	85,672,197
Fidelity Low-Priced Stock Fund (a)	3,939,662	228,933,742
Fidelity Overseas Fund (a)	7,318,220	478,465,195
Fidelity Pacific Basin Fund (a)	1,045,297	48,010,500
Fidelity Real Estate Investment Portfolio (a)	1,640,489	78,743,451
Fidelity Stock Selector All Cap Fund (a)	37,620,763	2,453,249,949
Fidelity U.S. Low Volatility Equity Fund (a)	13,303,364	155,117,226
Fidelity Value Discovery Fund (a)	2,701,059	101,559,827
TOTAL EQUITY FUNDS
(Cost $3,436,122,661)		4,906,583,560

Fixed-Income Funds - 28.1%
Fidelity High Income Fund (a)	8,550,019	75,154,667
Fidelity Inflation-Protected Bond Index Fund (a)	18,502,076	207,778,318
Fidelity Long-Term Treasury Bond Index Fund (a)	13,435,838	194,954,004
Fidelity New Markets Income Fund (a)	3,609,853	53,100,936
Fidelity U.S. Bond Index Fund (a)	117,552,491	1,425,911,712
TOTAL FIXED-INCOME FUNDS
(Cost $1,826,488,240)		1,956,899,637

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.06% (b)
(Cost $88,803,273)	88,785,516	88,803,273
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 7/1/21 to 9/23/21 (c)
(Cost $14,779,027)	14,780,000	14,778,912
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,366,193,201)		6,967,065,382
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,775,398)
NET ASSETS - 100%		$6,965,289,984

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	152	Sept. 2021	$17,511,160	$(499,983)	$(499,983)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,220	Sept. 2021	261,604,600	(2,644,127)	(2,644,127)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	26	Sept. 2021	1,774,240	(30,221)	(30,220)
TOTAL FUTURES CONTRACTS					$(3,174,330)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 3.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $327,084,515.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,778,912.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,215
Total	$10,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,577,174	$218,773,767	$135,547,236	$(432)	$--	$88,803,273	0.1%
Total	$5,577,174	$218,773,767	$135,547,236	$(432)	$--	$88,803,273

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,081,125	$43,043,930	$--	$--	$--	$6,042,918	$59,167,973
Fidelity Contrafund	76,027,408	18,950,501	2,710,190	2,092,889	30,919	10,333,241	102,631,879
Fidelity Emerging Asia Fund	26,226,121	245,109	3,251,630	--	451,141	1,108,591	24,779,332
Fidelity Emerging Markets Discovery Fund	28,454,735	428,637	3,734,761	--	519,607	3,448,167	29,116,385
Fidelity Emerging Markets Fund	122,627,500	1,766,647	16,207,600	--	5,291,708	3,850,664	117,328,919
Fidelity Equity-Income Fund	167,812,748	16,906,661	6,900,869	3,435,769	77,735	24,312,990	202,209,265
Fidelity Europe Fund	47,069,446	674,718	4,011,977	--	549,269	4,061,463	48,342,919
Fidelity Global Commodity Stock Fund	91,348,355	22,842,734	6,030,863	--	184,477	20,555,837	128,900,540
Fidelity Gold Portfolio	46,941,330	17,689,746	27,553,461	--	2,931,585	(7,482,644)	32,526,556
Fidelity High Income Fund	74,792,775	2,564,765	2,632,031	1,547,713	3,372	425,786	75,154,667
Fidelity Inflation-Protected Bond Index Fund	265,128,365	3,229,684	63,696,468	9,463	4,133,875	(1,017,138)	207,778,318
Fidelity International Capital Appreciation Fund	104,851,108	1,517,661	9,038,922	--	1,341,381	4,745,462	103,416,690
Fidelity International Discovery Fund	105,716,309	1,517,661	9,108,954	--	1,101,086	7,047,758	106,273,860
Fidelity International Enhanced Index Fund	88,449,535	1,349,019	7,768,441	--	392,259	8,777,055	91,199,427
Fidelity International Small Cap Fund	53,096,313	759,865	4,539,531	--	904,668	5,235,971	55,457,286
Fidelity International Small Cap Opportunities Fund	53,973,174	759,867	--	--	--	3,931,005	58,664,046
Fidelity International Value Fund	68,599,445	1,010,404	5,933,139	--	(6,807)	6,724,643	70,394,546
Fidelity Japan Fund	67,131,829	4,558,641	73,071,903	--	20,757,372	(19,375,939)	--
Fidelity Japan Smaller Companies Fund	57,214,885	3,085,034	14,164,748	--	2,216,151	(1,929,472)	46,421,850
Fidelity Large Cap Value Enhanced Index Fund	69,580,383	5,955,044	3,567,866	--	39,574	13,665,062	85,672,197
Fidelity Long-Term Treasury Bond Index Fund	78,670,526	132,321,651	5,803,962	2,417,827	(348,260)	(9,885,951)	194,954,004
Fidelity Low-Priced Stock Fund	185,010,822	15,421,210	8,088,731	--	(67,974)	36,658,415	228,933,742
Fidelity New Markets Income Fund	54,906,529	1,979,570	2,373,877	1,103,132	(16,418)	(1,394,868)	53,100,936
Fidelity Overseas Fund	467,397,648	7,084,001	40,606,333	--	6,293,106	38,296,773	478,465,195
Fidelity Pacific Basin Fund	49,223,879	674,718	4,240,879	--	578,399	1,774,383	48,010,500
Fidelity Real Estate Investment Portfolio	8,610,034	60,009,205	2,316,743	3,333	255,415	12,185,540	78,743,451
Fidelity Stock Selector All Cap Fund	2,308,794,252	27,765,666	207,367,943	--	19,010,293	305,047,681	2,453,249,949
Fidelity U.S. Bond Index Fund	1,580,404,985	49,801,794	163,915,578	13,218,738	1,929,597	(42,309,086)	1,425,911,712
Fidelity U.S. Low Volatility Equity Fund	140,474,160	7,386,749	4,932,034	349,026	58,708	12,129,643	155,117,226
Fidelity Value Discovery Fund	83,882,870	6,837,066	3,567,866	--	75,191	14,332,566	101,559,827
	6,582,498,594	458,137,958	707,137,300	24,177,890	68,687,429	461,296,516	6,863,483,197

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$4,906,583,560	$4,906,583,560	$--	$--
Fixed-Income Funds	1,956,899,637	1,956,899,637	--	--
Money Market Funds	88,803,273	88,803,273	--	--
Other Short-Term Investments and Net Other Assets	14,778,912	--	14,778,912	--
Total Investments in Securities:	$6,967,065,382	$6,952,286,470	$14,778,912	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,174,330)	$(3,174,330)	$--	$--
Total Liabilities	$(3,174,330)	$(3,174,330)	$--	$--
Total Derivative Instruments:	$(3,174,330)	$(3,174,330)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,174,330)
Total Equity Risk	0	(3,174,330)
Total Value of Derivatives	$0	$(3,174,330)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,779,027)	$14,778,912
Fidelity Central Funds (cost $88,803,273)	88,803,273
Other affiliated issuers (cost $5,262,610,901)	6,863,483,197
Total Investment in Securities (cost $5,366,193,201)		$6,967,065,382
Receivable for investments sold		2,183,891
Receivable for fund shares sold		116,166
Distributions receivable from Fidelity Central Funds		3,560
Total assets		6,969,368,999
Liabilities
Payable for investments purchased	$3,560
Payable for fund shares redeemed	2,299,184
Accrued management fee	1,167,350
Distribution and service plan fees payable	83,781
Payable for daily variation margin on futures contracts	525,140
Total liabilities		4,079,015
Net Assets		$6,965,289,984
Net Assets consist of:
Paid in capital		$5,330,538,801
Total accumulated earnings (loss)		1,634,751,183
Net Assets		$6,965,289,984
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($43,581,881 ÷ 3,626,413 shares)		$12.02
Service Class 2:
Net Asset Value, offering price and redemption price per share ($616,590,411 ÷ 51,505,079 shares)		$11.97
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,305,117,692 ÷ 524,652,121 shares)		$12.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,406,575
Interest		5,254
Income from Fidelity Central Funds		10,215
Total income		18,422,044
Expenses
Management fee	$8,518,279
Distribution and service plan fees	858,819
Independent trustees' fees and expenses	8,627
Total expenses before reductions	9,385,725
Expense reductions	(2,059,581)
Total expenses after reductions		7,326,144
Net investment income (loss)		11,095,900
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(432)
Other affiliated issuers	68,687,429
Futures contracts	(38,256,365)
Capital gain distributions from underlying funds:
Affiliated issuers	5,771,315
Total net realized gain (loss)		36,201,947
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(87)
Affiliated issuers	461,296,516
Futures contracts	787,812
Total change in net unrealized appreciation (depreciation)		462,084,241
Net gain (loss)		498,286,188
Net increase (decrease) in net assets resulting from operations		$509,382,088

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,095,900	$61,715,959
Net realized gain (loss)	36,201,947	110,405,602
Change in net unrealized appreciation (depreciation)	462,084,241	696,985,188
Net increase (decrease) in net assets resulting from operations	509,382,088	869,106,749
Distributions to shareholders	(118,186,652)	(206,697,507)
Share transactions - net increase (decrease)	(30,034,944)	(37,703,902)
Total increase (decrease) in net assets	361,160,492	624,705,340
Net Assets
Beginning of period	6,604,129,492	5,979,424,152
End of period	$6,965,289,984	$6,604,129,492

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 60% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$10.20	$10.22	$12.50	$11.03	$11.06
Income from Investment Operations
Net investment income (loss)A	.02	.11	.16	.16	.13	.13
Net realized and unrealized gain (loss)	.85	1.40	1.71	(.87)	1.73	.36
Total from investment operations	.87	1.51	1.87	(.71)	1.86	.49
Distributions from net investment income	(.03)	(.11)	(.15)	(.14)	(.13)	(.14)
Distributions from net realized gain	(.17)	(.25)	(1.74)	(1.42)	(.25)	(.38)
Total distributions	(.20)	(.36)	(1.89)	(1.57)B	(.39)B	(.52)
Net asset value, end of period	$12.02	$11.35	$10.20	$10.22	$12.50	$11.03
Total ReturnC,D,E	7.80%	15.12%	20.49%	(6.44)%	16.99%	4.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.34%H	1.06%	1.61%	1.40%	1.11%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$43,582	$28,621	$9,951	$50	$61	$59
Portfolio turnover rateI	14%H	22%J	33%	91%	47%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$10.17	$10.20	$12.47	$11.01	$11.04
Income from Investment Operations
Net investment income (loss)A	.01	.09	.14	.14	.11	.11
Net realized and unrealized gain (loss)	.85	1.39	1.71	(.86)	1.72	.36
Total from investment operations	.86	1.48	1.85	(.72)	1.83	.47
Distributions from net investment income	(.03)	(.09)	(.14)	(.13)	(.12)	(.12)
Distributions from net realized gain	(.17)	(.25)	(1.74)	(1.42)	(.25)	(.38)
Total distributions	(.20)	(.34)	(1.88)	(1.55)	(.37)	(.50)
Net asset value, end of period	$11.97	$11.31	$10.17	$10.20	$12.47	$11.01
Total ReturnB,C,D	7.73%	14.92%	20.25%	(6.51)%	16.76%	4.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.19%G	.91%	1.46%	1.25%	.96%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$616,590	$656,402	$594,140	$533,024	$585,346	$507,162
Portfolio turnover rateH	14%G	22%I	33%	91%	47%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$10.20	$10.22	$12.50	$11.03	$11.06
Income from Investment Operations
Net investment income (loss)A	.02	.11	.16	.16	.13	.13
Net realized and unrealized gain (loss)	.85	1.40	1.71	(.87)	1.73	.36
Total from investment operations	.87	1.51	1.87	(.71)	1.86	.49
Distributions from net investment income	(.03)	(.11)	(.15)	(.14)	(.13)	(.14)
Distributions from net realized gain	(.17)	(.25)	(1.74)	(1.42)	(.25)	(.38)
Total distributions	(.20)	(.36)	(1.89)	(1.57)B	(.39)B	(.52)
Net asset value, end of period	$12.02	$11.35	$10.20	$10.22	$12.50	$11.03
Total ReturnC,D,E	7.80%	15.12%	20.49%	(6.44)%	16.99%	4.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.34%H	1.06%	1.61%	1.40%	1.11%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$6,305,118	$5,919,107	$5,375,333	$4,777,580	$5,745,537	$5,874,515
Portfolio turnover rateI	14%H	22%J	33%	91%	47%	35%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
Fidelity Stock Selector All Cap Fund	40.6
Fidelity U.S. Bond Index Fund	10.8
Fidelity Overseas Fund	8.1
Fidelity Low-Priced Stock Fund	3.7
Fidelity Equity-Income Fund	3.1
Fidelity Long-Term Treasury Bond Index Fund	2.8
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity U.S. Low Volatility Equity Fund	2.3
Fidelity Cash Central Fund 0.06%	2.0
Fidelity Global Commodity Stock Fund	1.8
77.7

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	59.3%
International Equity Funds	20.7%
Bond Funds	17.8%
Short-Term Funds	2.0%
Short-Term Investments	0.2%

 * Futures - (2.6)%

VIP FundsManager® 70% Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 80.0%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,862,236	$18,045,068
Fidelity Contrafund (a)	1,985,363	37,245,408
Fidelity Emerging Asia Fund (a)	95,204	6,860,429
Fidelity Emerging Markets Discovery Fund (a)	400,492	7,733,505
Fidelity Emerging Markets Fund (a)	525,615	25,802,456
Fidelity Equity-Income Fund (a)	880,732	62,646,474
Fidelity Europe Fund (a)	360,997	16,851,357
Fidelity Global Commodity Stock Fund (a)	2,327,855	37,431,913
Fidelity Gold Portfolio (a)	518,003	14,571,434
Fidelity International Capital Appreciation Fund (a)	1,231,943	36,157,525
Fidelity International Discovery Fund (a)	644,936	36,941,908
Fidelity International Enhanced Index Fund (a)	2,793,443	31,761,451
Fidelity International Small Cap Fund (a)	562,765	19,285,940
Fidelity International Small Cap Opportunities Fund (a)	742,774	19,624,093
Fidelity International Value Fund (a)	2,634,554	24,554,039
Fidelity Japan Smaller Companies Fund (a)	859,019	15,367,850
Fidelity Large Cap Value Enhanced Index Fund (a)	2,176,175	36,559,737
Fidelity Low-Priced Stock Fund (a)	1,294,797	75,240,677
Fidelity Overseas Fund (a)	2,556,961	167,174,081
Fidelity Pacific Basin Fund (a)	364,373	16,735,656
Fidelity Real Estate Investment Portfolio (a)	480,535	23,065,695
Fidelity Stock Selector All Cap Fund (a)	12,798,781	834,608,520
Fidelity U.S. Low Volatility Equity Fund (a)	4,131,311	48,171,083
Fidelity Value Discovery Fund (a)	845,282	31,782,585
TOTAL EQUITY FUNDS
(Cost $1,171,924,866)		1,644,218,884

Fixed-Income Funds - 17.8%
Fidelity High Income Fund (a)	2,418,448	21,258,158
Fidelity Inflation-Protected Bond Index Fund (a)	4,544,520	51,034,956
Fidelity Long-Term Treasury Bond Index Fund (a)	3,939,789	57,166,342
Fidelity New Markets Income Fund (a)	1,039,179	15,286,328
Fidelity U.S. Bond Index Fund (a)	18,318,777	222,206,768
TOTAL FIXED-INCOME FUNDS
(Cost $342,668,259)		366,952,552

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $40,657,431)	40,649,301	40,657,431
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 7/15/21 to 9/23/21 (c)
(Cost $4,489,783)	4,490,000	4,489,664
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,559,740,339)		2,056,318,531
NET OTHER ASSETS (LIABILITIES) - 0.0%		(511,202)
NET ASSETS - 100%		$2,055,807,329

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	24	Sept. 2021	$2,764,920	$(78,868)	$(78,867)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	165	Sept. 2021	11,259,600	22,612	22,612
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	321	Sept. 2021	68,832,030	(695,709)	(695,709)
TOTAL FUTURES CONTRACTS					$(751,964)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 3.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $104,377,148.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,489,664.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,514
Total	$4,514

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$16,877,015	$74,660,202	$50,879,712	$(74)	$--	$40,657,431	0.1%
Total	$16,877,015	$74,660,202	$50,879,712	$(74)	$--	$40,657,431

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$2,771,627	$13,453,915	$--	$--	$--	$1,819,526	$18,045,068
Fidelity Contrafund	29,547,831	5,138,633	1,252,501	787,030	(22,105)	3,833,550	37,245,408
Fidelity Emerging Asia Fund	6,939,423	526,853	1,038,944	--	113,326	319,771	6,860,429
Fidelity Emerging Markets Discovery Fund	7,079,226	674,389	1,046,027	--	93,693	932,224	7,733,505
Fidelity Emerging Markets Fund	25,128,337	2,580,597	3,867,559	--	792,960	1,168,121	25,802,456
Fidelity Equity-Income Fund	52,452,406	4,440,395	1,800,537	1,062,329	24,097	7,530,113	62,646,474
Fidelity Europe Fund	15,405,687	604,115	699,553	--	51,836	1,489,272	16,851,357
Fidelity Global Commodity Stock Fund	24,098,218	8,263,226	575,001	--	2,547	5,642,923	37,431,913
Fidelity Gold Portfolio	16,918,576	5,511,914	6,503,826	--	613,354	(1,968,584)	14,571,434
Fidelity High Income Fund	20,220,136	1,202,383	290,001	424,937	(285)	125,925	21,258,158
Fidelity Inflation-Protected Bond Index Fund	62,165,391	6,209,828	18,147,071	2,221	823,066	(16,258)	51,034,956
Fidelity International Capital Appreciation Fund	34,336,173	1,356,948	1,580,103	--	167,724	1,876,783	36,157,525
Fidelity International Discovery Fund	34,482,157	1,356,949	1,591,469	--	74,375	2,619,896	36,941,908
Fidelity International Enhanced Index Fund	28,849,917	1,208,400	1,343,677	--	80,794	2,966,017	31,761,451
Fidelity International Small Cap Fund	17,363,245	680,311	795,810	--	84,657	1,953,537	19,285,940
Fidelity International Small Cap Opportunities Fund	17,638,017	688,915	--	--	--	1,297,161	19,624,093
Fidelity International Value Fund	22,459,327	906,410	1,035,857	--	54,235	2,169,924	24,554,039
Fidelity Japan Fund	24,807,052	607,576	25,975,738	--	7,708,736	(7,147,626)	--
Fidelity Japan Smaller Companies Fund	17,811,632	1	2,563,690	--	159,414	(39,507)	15,367,850
Fidelity Large Cap Value Enhanced Index Fund	29,380,991	1,807,928	441,390	--	1,094	5,811,114	36,559,737
Fidelity Long-Term Treasury Bond Index Fund	20,477,412	40,175,415	640,167	699,756	(24,915)	(2,821,403)	57,166,342
Fidelity Low-Priced Stock Fund	60,301,675	3,976,196	1,005,233	--	(19,545)	11,987,584	75,240,677
Fidelity New Markets Income Fund	14,949,343	962,365	244,159	305,212	(531)	(380,690)	15,286,328
Fidelity Overseas Fund	152,832,428	6,342,997	7,024,803	--	482,540	14,540,919	167,174,081
Fidelity Pacific Basin Fund	16,109,840	604,115	750,663	--	45,250	727,114	16,735,656
Fidelity Real Estate Investment Portfolio	2,349,980	17,350,286	165,970	949	78	3,531,321	23,065,695
Fidelity Stock Selector All Cap Fund	734,822,564	26,295,287	32,969,969	--	1,196,254	105,264,384	834,608,520
Fidelity U.S. Bond Index Fund	253,066,745	10,535,126	34,935,106	2,051,216	1,337,632	(7,797,629)	222,206,768
Fidelity U.S. Low Volatility Equity Fund	43,235,549	1,757,499	598,596	106,651	(1,133)	3,777,764	48,171,083
Fidelity Value Discovery Fund	26,011,877	1,734,944	441,390	--	633	4,476,521	31,782,585
	1,814,012,782	166,953,916	149,324,810	5,440,301	13,839,781	165,689,767	2,011,171,436

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,644,218,884	$1,644,218,884	$--	$--
Fixed-Income Funds	366,952,552	366,952,552	--	--
Money Market Funds	40,657,431	40,657,431	--	--
Other Short-Term Investments and Net Other Assets	4,489,664	--	4,489,664	--
Total Investments in Securities:	$2,056,318,531	$2,051,828,867	$4,489,664	$--
Derivative Instruments:
Assets
Futures Contracts	$22,612	$22,612	$--	$--
Total Assets	$22,612	$22,612	$--	$--
Liabilities
Futures Contracts	$(774,576)	$(774,576)	$--	$--
Total Liabilities	$(774,576)	$(774,576)	$--	$--
Total Derivative Instruments:	$(751,964)	$(751,964)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$22,612	$(774,576)
Total Equity Risk	22,612	(774,576)
Total Value of Derivatives	$22,612	$(774,576)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,489,783)	$4,489,664
Fidelity Central Funds (cost $40,657,431)	40,657,431
Other affiliated issuers (cost $1,514,593,125)	2,011,171,436
Total Investment in Securities (cost $1,559,740,339)		$2,056,318,531
Receivable for fund shares sold		873,426
Distributions receivable from Fidelity Central Funds		1,544
Total assets		2,057,193,501
Liabilities
Payable for investments purchased	$821,057
Payable for fund shares redeemed	7,405
Accrued management fee	340,473
Distribution and service plan fees payable	9,097
Payable for daily variation margin on futures contracts	208,140
Total liabilities		1,386,172
Net Assets		$2,055,807,329
Net Assets consist of:
Paid in capital		$1,556,628,958
Total accumulated earnings (loss)		499,178,371
Net Assets		$2,055,807,329
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($80,639 ÷ 5,387 shares)		$14.97
Service Class 2:
Net Asset Value, offering price and redemption price per share ($73,237,744 ÷ 4,920,871 shares)		$14.88
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,982,488,946 ÷ 132,472,214 shares)		$14.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,538,889
Interest		1,685
Income from Fidelity Central Funds		4,514
Total income		3,545,088
Expenses
Management fee	$2,426,129
Distribution and service plan fees	87,361
Independent trustees' fees and expenses	2,430
Total expenses before reductions	2,515,920
Expense reductions	(520,680)
Total expenses after reductions		1,995,240
Net investment income (loss)		1,549,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(74)
Other affiliated issuers	13,839,781
Futures contracts	(12,356,862)
Capital gain distributions from underlying funds:
Affiliated issuers	1,901,412
Total net realized gain (loss)		3,384,257
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(177)
Affiliated issuers	165,689,767
Futures contracts	839,969
Total change in net unrealized appreciation (depreciation)		166,529,559
Net gain (loss)		169,913,816
Net increase (decrease) in net assets resulting from operations		$171,463,664

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,549,848	$15,354,191
Net realized gain (loss)	3,384,257	24,430,557
Change in net unrealized appreciation (depreciation)	166,529,559	209,088,927
Net increase (decrease) in net assets resulting from operations	171,463,664	248,873,675
Distributions to shareholders	(27,655,179)	(55,277,556)
Share transactions - net increase (decrease)	76,389,818	(21,002,271)
Total increase (decrease) in net assets	220,198,303	172,593,848
Net Assets
Beginning of period	1,835,609,026	1,663,015,178
End of period	$2,055,807,329	$1,835,609,026

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 70% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.90	$12.37	$11.71	$14.04	$11.97	$12.05
Income from Investment Operations
Net investment income (loss)A	.01	.12	.17	.17	.13	.13
Net realized and unrealized gain (loss)	1.27	1.82	2.26	(1.13)	2.16	.41
Total from investment operations	1.28	1.94	2.43	(.96)	2.29	.54
Distributions from net investment income	(.05)	(.12)	(.16)	(.13)	(.12)	(.13)
Distributions from net realized gain	(.16)	(.30)	(1.61)	(1.24)	(.09)	(.49)
Total distributions	(.21)	(.41)B	(1.77)	(1.37)	(.22)B	(.62)
Net asset value, end of period	$14.97	$13.90	$12.37	$11.71	$14.04	$11.97
Total ReturnC,D,E	9.30%	16.10%	22.65%	(7.50)%	19.11%	5.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.16%H	.95%	1.47%	1.27%	1.01%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$81	$75	$67	$63	$76	$71
Portfolio turnover rateI	16%H	24%J	39%	98%	57%	45%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.83	$12.31	$11.67	$13.99	$11.93	$12.02
Income from Investment Operations
Net investment income (loss)A	–B	.10	.15	.15	.11	.11
Net realized and unrealized gain (loss)	1.26	1.82	2.25	(1.12)	2.15	.41
Total from investment operations	1.26	1.92	2.40	(.97)	2.26	.52
Distributions from net investment income	(.05)	(.10)	(.15)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.16)	(.30)	(1.61)	(1.24)	(.09)	(.49)
Total distributions	(.21)	(.40)	(1.76)	(1.35)	(.20)C	(.61)
Net asset value, end of period	$14.88	$13.83	$12.31	$11.67	$13.99	$11.93
Total ReturnD,E,F	9.20%	15.94%	22.39%	(7.60)%	18.94%	4.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.01%I	.80%	1.32%	1.13%	.86%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$73,238	$66,433	$57,129	$46,406	$48,977	$38,443
Portfolio turnover rateJ	16%I	24%K	39%	98%	57%	45%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.90	$12.37	$11.71	$14.04	$11.96	$12.05
Income from Investment Operations
Net investment income (loss)A	.01	.12	.17	.17	.13	.13
Net realized and unrealized gain (loss)	1.27	1.82	2.26	(1.13)	2.17	.40
Total from investment operations	1.28	1.94	2.43	(.96)	2.30	.53
Distributions from net investment income	(.05)	(.12)	(.16)	(.13)	(.12)	(.13)
Distributions from net realized gain	(.16)	(.30)	(1.61)	(1.24)	(.09)	(.49)
Total distributions	(.21)	(.41)B	(1.77)	(1.37)	(.22)B	(.62)
Net asset value, end of period	$14.97	$13.90	$12.37	$11.71	$14.04	$11.96
Total ReturnC,D,E	9.30%	16.10%	22.66%	(7.49)%	19.21%	4.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.16%H	.95%	1.47%	1.28%	1.01%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,982,489	$1,769,102	$1,605,820	$1,335,076	$1,426,071	$1,138,172
Portfolio turnover rateI	16%H	24%J	39%	98%	57%	45%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2021

% of fund's net assets
Fidelity Stock Selector All Cap Fund	47.5
Fidelity Overseas Fund	8.9
Fidelity Low-Priced Stock Fund	4.4
Fidelity Equity-Income Fund	3.5
Fidelity Long-Term Treasury Bond Index Fund	3.0
Fidelity U.S. Low Volatility Equity Fund	2.8
Fidelity Large Cap Value Enhanced Index Fund	2.4
Fidelity Value Discovery Fund	2.3
Fidelity International Discovery Fund	2.0
Fidelity International Capital Appreciation Fund	2.0
78.8

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	69.4%
International Equity Funds	23.3%
Bond Funds	6.8%
Short-Term Funds	0.2%
Short-Term Investments	0.3%

 * Futures - 0.1%

VIP FundsManager® 85% Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 92.7%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	693,644	$6,721,414
Fidelity Contrafund (a)	718,393	13,477,048
Fidelity Emerging Asia Fund (a)	43,666	3,146,585
Fidelity Emerging Markets Discovery Fund (a)	96,902	1,871,171
Fidelity Emerging Markets Fund (a)	223,880	10,990,292
Fidelity Equity-Income Fund (a)	374,915	26,667,731
Fidelity Europe Fund (a)	151,147	7,055,564
Fidelity Global Commodity Stock Fund (a)	852,650	13,710,605
Fidelity Gold Portfolio (a)	254,917	7,170,822
Fidelity International Capital Appreciation Fund (a)	517,165	15,178,790
Fidelity International Discovery Fund (a)	269,278	15,424,226
Fidelity International Enhanced Index Fund (a)	1,171,799	13,323,354
Fidelity International Small Cap Fund (a)	235,768	8,079,763
Fidelity International Small Cap Opportunities Fund (a)	317,347	8,384,311
Fidelity International Value Fund (a)	1,100,062	10,252,581
Fidelity Japan Fund (a)	95,156	1,904,068
Fidelity Japan Smaller Companies Fund (a)	392,750	7,026,296
Fidelity Large Cap Value Enhanced Index Fund (a)	1,075,600	18,070,072
Fidelity Low-Priced Stock Fund (a)	572,194	33,250,217
Fidelity Overseas Fund (a)	1,034,403	67,629,261
Fidelity Pacific Basin Fund (a)	152,857	7,020,742
Fidelity Real Estate Investment Portfolio (a)	175,749	8,435,967
Fidelity Stock Selector All Cap Fund (a)	5,520,640	360,000,948
Fidelity U.S. Low Volatility Equity Fund (a)	1,791,114	20,884,393
Fidelity Value Discovery Fund (a)	466,544	17,542,045
TOTAL EQUITY FUNDS
(Cost $508,803,994)		703,218,266

Fixed-Income Funds - 6.8%
Fidelity High Income Fund (a)	826,936	7,268,771
Fidelity Inflation-Protected Bond Index Fund (a)	964,736	10,833,984
Fidelity Long-Term Treasury Bond Index Fund (a)	1,560,831	22,647,652
Fidelity New Markets Income Fund (a)	230,403	3,389,221
Fidelity U.S. Bond Index Fund (a)	612,969	7,435,320
TOTAL FIXED-INCOME FUNDS
(Cost $49,982,610)		51,574,948

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.06% (b)
(Cost $1,341,087)	1,340,819	1,341,087
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 7/1/21 to 9/23/21 (c)
(Cost $2,329,921)	2,330,000	2,329,844
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $562,457,612)		758,464,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(317,735)
NET ASSETS - 100%		$758,146,410

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	150	Sept. 2021	$17,280,750	$(493,443)	$(493,443)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	46	Sept. 2021	3,139,040	6,311	6,311
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	93	Sept. 2021	19,941,990	(201,560)	(201,560)
TOTAL FUTURES CONTRACTS					$(688,692)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

The notional amount of futures sold as a percentage of Net Assets is 2.6%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,329,844.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$418
Total	$418

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,038,670	$8,644,999	$11,342,497	$(85)	$--	$1,341,087	0.0%
Total	$4,038,670	$8,644,999	$11,342,497	$-85	$--	$1,341,087

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$983,062	$5,015,828	$--	$--	$--	$722,524	$6,721,414
Fidelity Contrafund	10,530,706	3,109,264	1,479,724	282,802	(37,085)	1,353,887	13,477,048
Fidelity Emerging Asia Fund	2,320,745	741,606	49,098	--	(1,358)	134,690	3,146,585
Fidelity Emerging Markets Discovery Fund	1,234,708	497,145	85,470	--	93	224,695	1,871,171
Fidelity Emerging Markets Fund	7,858,756	2,806,306	352,739	--	(3,581)	681,550	10,990,292
Fidelity Equity-Income Fund	21,390,945	4,109,653	1,911,565	415,876	66,456	3,012,242	26,667,731
Fidelity Europe Fund	6,394,729	352,983	333,512	--	10,883	630,481	7,055,564
Fidelity Global Commodity Stock Fund	8,602,230	3,516,110	442,789	--	213	2,034,841	13,710,605
Fidelity Gold Portfolio	7,503,351	2,149,373	1,966,298	--	148,291	(663,895)	7,170,822
Fidelity High Income Fund	6,912,296	498,131	184,361	144,895	(229)	42,934	7,268,771
Fidelity Inflation-Protected Bond Index Fund	10,994,056	554,992	886,336	392	21,674	149,598	10,833,984
Fidelity International Capital Appreciation Fund	14,289,800	795,196	754,494	--	22,572	825,716	15,178,790
Fidelity International Discovery Fund	14,271,596	795,196	756,149	--	22,912	1,090,671	15,424,226
Fidelity International Enhanced Index Fund	12,000,581	706,082	651,408	--	15,072	1,253,027	13,323,354
Fidelity International Small Cap Fund	7,212,784	398,338	378,901	--	17,855	829,687	8,079,763
Fidelity International Small Cap Opportunities Fund	7,429,735	405,239	--	--	--	549,337	8,384,311
Fidelity International Value Fund	9,298,042	529,717	496,404	--	5,975	915,251	10,252,581
Fidelity Japan Fund	8,041,544	372,105	6,652,851	--	1,853,277	(1,710,007)	1,904,068
Fidelity Japan Smaller Companies Fund	8,750,519	--	1,777,527	--	(31,199)	84,503	7,026,296
Fidelity Large Cap Value Enhanced Index Fund	13,436,770	2,306,339	362,712	--	2,913	2,686,762	18,070,072
Fidelity Long-Term Treasury Bond Index Fund	12,077,176	12,314,716	510,923	287,177	(22,948)	(1,210,369)	22,647,652
Fidelity Low-Priced Stock Fund	25,221,078	3,827,741	825,186	--	16,564	5,010,020	33,250,217
Fidelity New Markets Income Fund	3,278,812	294,575	99,969	66,806	(492)	(83,705)	3,389,221
Fidelity Overseas Fund	61,244,929	3,711,356	3,361,378	--	140,976	5,893,378	67,629,261
Fidelity Pacific Basin Fund	6,699,975	352,983	349,357	--	12,123	305,018	7,020,742
Fidelity Real Estate Investment Portfolio	833,482	6,468,692	151,560	345	1,086	1,284,267	8,435,967
Fidelity Stock Selector All Cap Fund	310,804,980	15,708,558	12,072,730	--	123,145	45,436,995	360,000,948
Fidelity U.S. Bond Index Fund	28,157,930	1,148,946	21,196,156	137,991	1,203,170	(1,878,570)	7,435,320
Fidelity U.S. Low Volatility Equity Fund	17,260,939	2,577,031	497,769	45,821	767	1,543,425	20,884,393
Fidelity Value Discovery Fund	13,321,192	2,264,174	362,712	--	8,264	2,311,127	17,542,045
	658,357,448	78,328,375	58,950,078	1,382,105	3,597,389	73,460,080	754,793,214

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$703,218,266	$703,218,266	$--	$--
Fixed-Income Funds	51,574,948	51,574,948	--	--
Money Market Funds	1,341,087	1,341,087	--	--
Other Short-Term Investments and Net Other Assets	2,329,844	--	2,329,844	--
Total Investments in Securities:	$758,464,145	$756,134,301	$2,329,844	$--
Derivative Instruments:
Assets
Futures Contracts	$6,311	$6,311	$--	$--
Total Assets	$6,311	$6,311	$--	$--
Liabilities
Futures Contracts	$(695,003)	$(695,003)	$--	$--
Total Liabilities	$(695,003)	$(695,003)	$--	$--
Total Derivative Instruments:	$(688,692)	$(688,692)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$6,311	$(695,003)
Total Equity Risk	6,311	(695,003)
Total Value of Derivatives	$6,311	$(695,003)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,329,921)	$2,329,844
Fidelity Central Funds (cost $1,341,087)	1,341,087
Other affiliated issuers (cost $558,786,604)	754,793,214
Total Investment in Securities (cost $562,457,612)		$758,464,145
Receivable for fund shares sold		259,927
Distributions receivable from Fidelity Central Funds		57
Total assets		758,724,129
Liabilities
Payable for investments purchased	$256,906
Payable for fund shares redeemed	2,398
Accrued management fee	124,886
Distribution and service plan fees payable	6,799
Payable for daily variation margin on futures contracts	186,730
Total liabilities		577,719
Net Assets		$758,146,410
Net Assets consist of:
Paid in capital		$561,210,885
Total accumulated earnings (loss)		196,935,525
Net Assets		$758,146,410
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($184 ÷ 12.14 shares)		$15.16
Service Class 2:
Net Asset Value, offering price and redemption price per share ($54,410,187 ÷ 3,628,313.11 shares)		$15.00
Investor Class:
Net Asset Value, offering price and redemption price per share ($703,736,039 ÷ 46,544,070.04 shares)		$15.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$663,434
Interest		609
Income from Fidelity Central Funds		418
Total income		664,461
Expenses
Management fee	$886,809
Distribution and service plan fees	64,950
Independent trustees' fees and expenses	885
Total expenses before reductions	952,644
Expense reductions	(203,521)
Total expenses after reductions		749,123
Net investment income (loss)		(84,662)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	(85)
Other affiliated issuers	3,597,389
Futures contracts	(669,960)
Capital gain distributions from underlying funds:
Affiliated issuers	718,671
Total net realized gain (loss)		3,646,015
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(100)
Affiliated issuers	73,460,080
Futures contracts	(675,620)
Total change in net unrealized appreciation (depreciation)		72,784,360
Net gain (loss)		76,430,375
Net increase (decrease) in net assets resulting from operations		$76,345,713

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(84,662)	$4,739,027
Net realized gain (loss)	3,646,015	12,317,040
Change in net unrealized appreciation (depreciation)	72,784,360	80,300,405
Net increase (decrease) in net assets resulting from operations	76,345,713	97,356,472
Distributions to shareholders	(14,524,117)	(23,811,795)
Share transactions - net increase (decrease)	32,143,342	782,960
Total increase (decrease) in net assets	93,964,938	74,327,637
Net Assets
Beginning of period	664,181,472	589,853,835
End of period	$758,146,410	$664,181,472

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 85% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$12.25	$11.65	$14.30	$11.81	$11.87
Income from Investment Operations
Net investment income (loss)A	–B	.09	.15	.15	.11	.11
Net realized and unrealized gain (loss)	1.58	2.04	2.58	(1.29)	2.61	.48
Total from investment operations	1.58	2.13	2.73	(1.14)	2.72	.59
Distributions from net investment income	(.05)	(.10)	(.14)	(.10)	(.10)	(.11)
Distributions from net realized gain	(.25)	(.39)	(1.99)	(1.41)	(.13)	(.54)
Total distributions	(.30)	(.50)C	(2.13)	(1.51)	(.23)	(.65)
Net asset value, end of period	$15.16	$13.88	$12.25	$11.65	$14.30	$11.81
Total ReturnD,E,F	11.58%	17.93%	26.05%	(8.90)%	23.05%	5.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.33%J	.35%	.35%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.17%J	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.17%J	.20%	.20%
Net investment income (loss)	(.01)%I	.82%	1.26%	1.11%	.81%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$–	$–	$–	$–	$2	$8
Portfolio turnover rateK	17%I	37%L	38%	116%	70%	59%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.76	$12.20	$11.59	$14.24	$11.76	$11.83
Income from Investment Operations
Net investment income (loss)A	(.01)	.08	.13	.12	.09	.09
Net realized and unrealized gain (loss)	1.55	1.96	2.60	(1.28)	2.60	.47
Total from investment operations	1.54	2.04	2.73	(1.16)	2.69	.56
Distributions from net investment income	(.05)	(.09)	(.13)	(.09)	(.08)	(.09)
Distributions from net realized gain	(.25)	(.39)	(1.99)	(1.41)	(.13)	(.54)
Total distributions	(.30)	(.48)	(2.12)	(1.49)B	(.21)	(.63)
Net asset value, end of period	$15.00	$13.76	$12.20	$11.59	$14.24	$11.76
Total ReturnC,D,E	11.37%	17.27%	26.14%	(9.08)%	22.90%	5.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	(.16)%H	.68%	1.16%	.93%	.66%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$54,410	$48,373	$40,928	$31,555	$33,540	$24,790
Portfolio turnover rateI	17%H	37%J	38%	116%	70%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$12.28	$11.66	$14.31	$11.81	$11.87
Income from Investment Operations
Net investment income (loss)A	–B	.10	.15	.14	.11	.11
Net realized and unrealized gain (loss)	1.56	1.98	2.60	(1.28)	2.62	.48
Total from investment operations	1.56	2.08	2.75	(1.14)	2.73	.59
Distributions from net investment income	(.05)	(.10)	(.14)	(.10)	(.10)	(.11)
Distributions from net realized gain	(.25)	(.39)	(1.99)	(1.41)	(.13)	(.54)
Total distributions	(.30)	(.50)C	(2.13)	(1.51)	(.23)	(.65)
Net asset value, end of period	$15.12	$13.86	$12.28	$11.66	$14.31	$11.81
Total ReturnD,E,F	11.45%	17.46%	26.21%	(8.89)%	23.13%	5.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	(.01)%I	.83%	1.31%	1.08%	.81%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$703,736	$615,808	$548,925	$459,354	$492,831	$407,244
Portfolio turnover rateJ	17%I	37%K	38%	116%	70%	59%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class Shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of June 30, 2021 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$846,389,860	$113,290,657	$(3,250,723)	$110,039,934
VIP FundsManager 50% Portfolio	4,702,296,534	1,267,809,417	(17,892,275)	1,249,917,142
VIP FundsManager 60% Portfolio	5,377,694,910	1,604,977,871	(18,781,729)	1,586,196,142
VIP FundsManager 70% Portfolio	1,562,029,343	499,030,120	(5,492,896)	493,537,224
VIP FundsManager 85% Portfolio	564,159,728	196,193,490	(2,577,765)	193,615,725

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for VIP FundsManager 85% Portfolio. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	83,994,136	82,475,583
VIP FundsManager 50% Portfolio	347,151,838	670,680,593
VIP FundsManager 60% Portfolio	458,137,958	707,137,300
VIP FundsManager 70% Portfolio	166,953,916	149,324,810
VIP FundsManager 85% Portfolio	78,328,375	58,950,078

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2022.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$31	$11,807	$11,838
VIP FundsManager 50% Portfolio	33	140,286	140,319
VIP FundsManager 60% Portfolio	17,787	841,032	858,819
VIP FundsManager 70% Portfolio	39	87,322	87,361
VIP FundsManager 85% Portfolio	–	64,950	64,950

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP FundsManager 50% Portfolio	Borrower	$3,559,250.31%		$124

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity Mega Cap Stock Fund for investments and cash, as shown in the table below.

	Value of investments and cash redeemed from Fidelity Mega Cap Stock Fund	Shares of Fidelity Mega Cap Stock Fund sold	Net realized loss on redemptions of Fidelity Mega Cap Stock Fund
VIP FundsManager 20%	$5,780,254	453,353	$(1,730,419)
VIP FundsManager 50%	99,474,910	7,801,954	(30,614,314)
VIP FundsManager 60%	125,062,846	9,808,851	(38,502,131)
VIP FundsManager 70%	38,077,050	2,986,435	(11,771,557)
VIP FundsManager 85%	15,417,246	1,209,196	(4,791,232)

In addition, each Fund exchanged investments and cash for shares of Fidelity U.S. Low Volatility Equity Fund, as shown in the table below. This exchange did not recognize any gains or loss for federal income tax purposes.

	Value of investments and cash delivered to Fidelity U.S. Low Volatility Equity Fund	Shares of Fidelity U.S. Low Volatility Equity Fund received	Net realized gain on redemptions of investments
VIP FundsManager 20%	$5,912,068	630,957	$38,663
VIP FundsManager 50%	101,614,757	10,844,691	607,195
VIP FundsManager 60%	127,748,659	13,633,795	773,494
VIP FundsManager 70%	38,918,062	4,153,475	234,071
VIP FundsManager 85%	15,777,233	1,683,803	94,531

Net realized gain (loss) on the redemptions of Fidelity Mega Cap Stock Fund and the investments in connection with the exchanges into Fidelity U.S. Low Volatility Equity Fund is included in the accompanying Statements of Net Assets.

7. Expense Reductions.

The investment adviser contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until April 30, 2022. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$235,081
VIP FundsManager 50% Portfolio	$1,472,859
VIP FundsManager 60% Portfolio	$1,705,381
VIP FundsManager 70% Portfolio	$485,712
VIP FundsManager 85% Portfolio	$177,539

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$31
Service Class 2	4,723
VIP FundsManager 50% Portfolio
Service Class	32
Service Class 2	56,114
VIP FundsManager 60% Portfolio
Service Class	17,787
Service Class 2	336,413
VIP FundsManager 70% Portfolio
Service Class	39
Service Class 2	34,929
VIP FundsManager 85% Portfolio
Service Class	–
Service Class 2	25,980

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP FundsManager 20% Portfolio	$1,043
VIP FundsManager 85% Portfolio	2

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	215	1,039
Service Class 2	33,413	146,006
Investor Class	3,274,778	15,349,159
Total	$3,308,406	$15,496,204
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	1,199	1,903
Service Class 2	2,096,249	3,243,607
Investor Class	106,221,190	177,926,305
Total	$108,318,638	$181,171,815
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	542,616	516,871
Service Class 2	11,698,755	19,836,963
Investor Class	105,945,281	186,343,673
Total	$118,186,652	$206,697,507
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	1,124	2,227
Service Class 2	1,003,997	1,850,914
Investor Class	26,650,058	53,424,415
Total	$27,655,179	$55,277,556
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	5	1
Service Class 2	1,072,498	1,622,496
Investor Class	13,451,614	22,189,298
Total	$14,524,117	$23,811,795

9. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year endedDecember 31, 2020	Six months ended June 30, 2021	Year endedDecember 31, 2020
VIP FundsManager 20% Portfolio
Service Class
Shares sold	307	474	$3,665	$5,396
Reinvestment of distributions	1	2	6	27
Shares redeemed	(222)	(490)	(2,646)	(5,557)
Net increase (decrease)	86	(14)	$1,025	$(134)
Service Class 2
Shares sold	69,654	169,733	$825,762	$1,946,113
Reinvestment of distributions	2,815	12,572	33,413	146,007
Shares redeemed	(84,320)	(201,004)	(1,002,973)	(2,234,509)
Net increase (decrease)	(11,851)	(18,699)	$(143,800)	$(142,389)
Investor Class
Shares sold	3,757,867	10,143,883	$44,794,350	$115,312,638
Reinvestment of distributions	275,191	1,314,979	3,274,778	15,349,159
Shares redeemed	(3,491,745)	(6,267,515)	(41,530,876)	(70,093,473)
Net increase (decrease)	541,313	5,191,347	$6,538,252	$60,568,324
VIP FundsManager 50% Portfolio
Service Class
Shares sold	36	47	$499	$563
Reinvestment of distributions	1	2	13	20
Shares redeemed	(24)	(47)	(330)	(573)
Net increase (decrease)	13	2	$182	$10
Service Class 2
Shares sold	388,118	1,508,761	$5,312,878	$17,633,236
Reinvestment of distributions	155,278	259,431	2,096,249	3,243,607
Shares redeemed	(2,501,360)	(1,735,783)	(34,598,583)	(21,127,010)
Net increase (decrease)	(1,957,964)	32,409	$(27,189,456)	$(250,167)
Investor Class
Shares sold	5,177,859	7,191,277	$71,066,327	$88,503,594
Reinvestment of distributions	7,833,421	14,149,900	106,221,190	177,926,305
Shares redeemed	(21,255,415)	(57,322,537)	(292,083,424)	(694,905,590)
Net increase (decrease)	(8,244,135)	(35,981,360)	$(114,795,907)	$(428,475,691)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	1,395,649	1,889,668	$16,257,595	$18,961,228
Reinvestment of distributions	47,471	48,603	541,644	515,170
Shares redeemed	(338,511)	(392,236)	(3,954,640)	(4,010,397)
Net increase (decrease)	1,104,609	1,546,035	$12,844,599	$15,466,001
Service Class 2
Shares sold	2,740,953	4,513,255	$31,899,407	$44,802,467
Reinvestment of distributions	1,028,914	1,925,302	11,698,755	19,836,962
Shares redeemed	(10,283,723)	(6,850,794)	(120,737,221)	(67,756,482)
Net increase (decrease)	(6,513,856)	(412,237)	$(77,139,059)	$(3,117,053)
Investor Class
Shares sold	12,732,191	25,372,444	$147,838,414	$250,252,163
Reinvestment of distributions	9,285,301	17,950,984	105,945,281	186,343,672
Shares redeemed	(18,910,497)	(48,912,797)	(219,524,179)	(486,648,685)
Net increase (decrease)	3,106,995	(5,589,369)	$34,259,516	$(50,052,850)
VIP FundsManager 70% Portfolio
Service Class
Shares sold	67	157	$957	$1,914
Reinvestment of distributions	1	1	8	16
Shares redeemed	(67)	(160)	(952)	(1,913)
Net increase (decrease)	1	(2)	$13	$17
Service Class 2
Shares sold	249,605	418,359	$3,597,752	$5,024,944
Reinvestment of distributions	71,663	148,835	1,003,997	1,850,915
Shares redeemed	(202,591)	(404,562)	(2,893,862)	(4,787,225)
Net increase (decrease)	118,677	162,632	$1,707,887	$2,088,634
Investor Class
Shares sold	5,307,614	4,984,655	$76,925,325	$61,889,548
Reinvestment of distributions	1,892,760	4,262,285	26,650,058	53,424,415
Shares redeemed	(2,012,527)	(11,809,398)	(28,893,465)	(138,404,885)
Net increase (decrease)	5,187,847	(2,562,458)	$74,681,918	$(23,090,922)
VIP FundsManager 85% Portfolio
Service Class
Shares sold	60	9	$854	$112
Reinvestment of distributions	–	–	5	2
Shares redeemed	(51)	(9)	(728)	(106)
Net increase (decrease)	9	–	$131	$8
Service Class 2
Shares sold	225,640	371,641	$3,218,809	$4,339,963
Reinvestment of distributions	76,992	134,213	1,072,498	1,622,496
Shares redeemed	(190,445)	(344,934)	(2,730,748)	(4,070,631)
Net increase (decrease)	112,187	160,920	$1,560,561	$1,891,828
Investor Class
Shares sold	2,392,548	3,041,695	$34,936,387	$35,232,328
Reinvestment of distributions	958,092	1,815,313	13,451,614	22,189,298
Shares redeemed	(1,238,940)	(5,117,960)	(17,805,351)	(58,530,502)
Net increase (decrease)	2,111,700	(260,952)	$30,582,650	$(1,108,876)

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Commodity Strategy Fund	38%	39%	12%
Fidelity Global Commodity Stock Fund	12%	17%	–
Fidelity International Value Fund	–	11%	–
Fidelity Stock Selector All Cap Fund	17%	21%	–
Fidelity U.S. Low Volatility Equity Fund	30%	42%	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	100%
Fidelity Emerging Markets Discovery Fund	21%
Fidelity Global Commodity Stock Fund	37%
Fidelity International Value Fund	24%
Fidelity Japan Smaller Companies Fund	22%
Fidelity Stock Selector All Cap Fund	48%
Fidelity U.S. Low Volatility Equity Fund	93%

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: FundsManager 20% Portfolio	99%	–	–
VIP: FundsManager 50% Portfolio	35%	1	60%
VIP: FundsManager 60% Portfolio	35%	2	43%
VIP: FundsManager 70% Portfolio	96%	–	–
VIP: FundsManager 85% Portfolio	93%	–	–

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,020.40	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,019.60	$1.75
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,019.60	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,062.30	$1.02
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,061.70	$1.79
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,063.10	$1.02
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,078.00	$1.03
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,077.30	$1.80
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,078.00	$1.03
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,093.00	$1.04
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,092.00	$1.82
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,093.00	$1.04
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,115.80	$1.05
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,113.70	$1.83
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,114.50	$1.05
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPFM-SANN-0821
1.833444.115

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/21
1 - 7	69.8
8 - 30	4.6
31 - 60	4.4
61 - 90	4.5
91 - 180	13.5
> 180	3.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Variable Rate Demand Notes (VRDNs)	0.4%
U.S. Treasury Debt	28.8%
U.S. Government Agency Debt	22.7%
Repurchase Agreements	50.1%
Net Other Assets (Liabilities)*	(2.0)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/21
Initial Class	0.01%
Service Class	0.01%
Service Class 2	0.01%
Investor Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2021, the most recent period shown in the table, would have been (0.15)% for Initial Class, (0.25)% for Service Class, (0.40)% for Service Class 2 and (0.17)% for Investor Class.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 28.8%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Notes
7/15/21	0.02 to 0.03%	$22,512,910	$22,602,290
U.S. Treasury Obligations - 28.4%
U.S. Treasury Bills
7/1/21 to 12/30/21	0.03 to 0.12	891,156,000	891,064,651
U.S. Treasury Bonds
8/15/21 to 11/15/21	0.05 to 0.11	5,000,000	5,128,333
U.S. Treasury Notes
7/15/21 to 4/30/23	0.02 to 0.35 (b)	612,609,000	615,199,000
			1,511,391,984
TOTAL U.S. TREASURY DEBT
(Cost $1,533,994,274)			1,533,994,274

Variable Rate Demand Note - 0.4%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.06% 7/7/21, LOC Freddie Mac, VRDN
7/7/21	0.06 (b)(c)	400,000	400,000
New York - 0.4%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.06% 7/7/21, LOC Freddie Mac, VRDN
7/7/21	0.06 (b)(c)	1,100,000	1,100,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.06% 7/7/21, LOC Freddie Mac, VRDN
7/7/21	0.06 (b)(c)	600,000	600,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2002 A, 0.06% 7/7/21, LOC Freddie Mac, VRDN
7/7/21	0.06 (b)(c)	14,500,000	14,500,000
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.06% 7/7/21, LOC Fannie Mae, VRDN
7/7/21	0.06 (b)(c)	400,000	400,000
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.06% 7/7/21, LOC Fannie Mae, VRDN
7/7/21	0.06 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.04% 7/7/21, LOC Fannie Mae, VRDN
7/7/21	0.04 (b)(c)	1,600,000	1,600,000
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.06% 7/7/21, LOC Fannie Mae, VRDN
7/7/21	0.06 (b)(c)	400,000	400,000
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.05% 7/7/21, LOC Fannie Mae, VRDN
7/7/21	0.05 (b)(c)	200,000	200,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.06% 7/7/21, LOC Fannie Mae, VRDN
7/7/21	0.06 (b)(c)	400,000	400,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.05% 7/7/21, LOC Fannie Mae, VRDN
7/7/21	0.05 (b)(c)	500,000	500,000
			20,200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $20,600,000)			20,600,000

U.S. Government Agency Debt - 22.7%
Federal Agencies - 22.7%
Fannie Mae
7/6/21 to 7/29/22	0.15 to 0.40 (b)(d)	339,200,000	339,199,983
Federal Farm Credit Bank
8/6/21 to 3/8/22	0.06 to 0.12 (b)	21,000,000	20,998,273
Federal Home Loan Bank
7/6/21 to 12/15/22	0.03 to 0.17 (b)(e)	645,250,000	645,256,608
Freddie Mac
10/22/21 to 9/9/22	0.14 to 0.36 (b)(d)	205,400,000	205,400,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,210,854,864)			1,210,854,864

U.S. Government Agency Repurchase Agreement - 13.4%
	Maturity Amount	Value
In a joint trading account at 0.05% dated 6/30/21 due 7/1/21 (Collateralized by U.S. Government Obligations) #	$424,405,642	$424,405,000
With:
ABN AMRO Bank NV at 0.05%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $16,320,023, 2.00% - 3.89%, 5/15/29 - 4/1/51)	16,000,022	16,000,000
Barclays Bank PLC at 0.05%, dated:
6/29/21 due 7/6/21 (Collateralized by U.S. Government Obligations valued at $9,180,026, 4.50%, 6/20/48)	9,000,088	9,000,000
6/30/21 due 7/7/21 (Collateralized by U.S. Government Obligations valued at $14,280,020, 4.50%, 6/20/48)	14,000,136	14,000,000
BMO Harris Bank NA at:
0.03%, dated 5/7/21 due 7/7/21 (Collateralized by U.S. Government Obligations valued at $2,040,094, 1.50% - 4.00%, 3/1/22 - 6/1/51)	2,000,102	2,000,000
0.05%, dated 4/12/21 due 7/7/21 (Collateralized by Mortgage Loan Obligations valued at $2,040,227, 1.88% - 3.68%, 4/1/34 - 2/15/41)	2,000,253	2,000,000
0.07%, dated 7/1/21 due 7/7/21(f)	5,000,560	5,000,000
CIBC Bank U.S.A. at 0.08%, dated 4/29/21 due 7/28/21 (Collateralized by U.S. Government Obligations valued at $2,043,884, 2.00% - 5.97%, 5/15/39 - 5/1/51)	2,000,400	2,000,000
Citibank NA at 0.06%, dated
6/29/21 due 7/6/21:
(Collateralized by U.S. Treasury Obligations valued at $2,040,323, 0.00% - 6.25%, 7/14/21 - 3/20/49)	2,000,023	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $14,321,931, 0.00% - 6.75%, 8/15/21 - 9/15/65)	14,000,163	14,000,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 6/29/21 due 7/6/21 (Collateralized by U.S. Government Obligations valued at $9,180,976, 2.50% - 4.00%, 6/20/51)	9,000,105	9,000,000
Deutsche Bank AG, New York at 0.05%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Government Obligations valued at $5,150,008, 3.35%, 6/15/24)	5,000,007	5,000,000
Deutsche Bank Securities, Inc. at 0.05%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Government Obligations valued at $5,150,008, 3.00%, 1/15/56)	5,000,007	5,000,000
Goldman Sachs & Co. at 0.05%, dated:
6/24/21 due 7/1/21 (Collateralized by U.S. Government Obligations valued at $38,760,377, 2.38% - 5.50%, 6/20/23 - 5/20/51)	38,000,369	38,000,000
6/30/21 due 7/1/21 (Collateralized by U.S. Government Obligations valued at $2,040,003, 4.50% - 5.50%, 10/20/34 - 11/1/59)	2,000,003	2,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.03%, dated:
6/8/21 due 8/6/21 (Collateralized by Mortgage Loan Obligations valued at $5,100,098, 2.00% - 4.00%, 1/1/29 - 5/1/51)	5,000,246	5,000,000
6/14/21 due 8/13/21 (Collateralized by U.S. Government Obligations valued at $6,120,087, 1.70% - 6.00%, 6/1/22 - 12/1/47)	6,000,300	6,000,000
0.07%, dated:
6/22/21 due 8/23/21 (Collateralized by U.S. Government Obligations valued at $7,140,125, 3.00% - 4.00%, 4/1/33 - 2/1/51)	7,000,844	7,000,000
6/28/21 due 8/27/21 (Collateralized by Mortgage Loan Obligations valued at $9,180,054, 3.00% - 4.00%, 1/1/29 - 1/1/48)	9,001,050	9,000,000
Morgan Stanley & Co., LLC at 0.05%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Government Obligations valued at $18,360,100, 2.00% - 6.00%, 1/1/22 - 7/1/51)	18,000,025	18,000,000
Nomura Securities International, Inc. at 0.06%, dated 6/24/21 due 7/1/21 (Collateralized by U.S. Government Obligations valued at $12,240,732, 2.50% - 8.88%, 4/15/30 - 4/1/50)	12,000,128	12,000,000
RBC Dominion Securities at 0.06%, dated 3/22/21 due 7/7/21 (Collateralized by U.S. Government Obligations valued at $10,201,727, 0.13% - 5.00%, 9/30/22 - 6/20/51)	10,003,100	10,000,000
RBC Financial Group at:
0.06%, dated:
6/25/21 due 7/7/21:
(Collateralized by U.S. Government Obligations valued at $5,100,051, 3.50%, 9/1/49)	5,001,783	5,000,000
(Collateralized by U.S. Government Obligations valued at $23,460,235, 3.00%, 8/1/50)	23,008,242	23,000,000
6/29/21 due 7/7/21:
(Collateralized by U.S. Government Obligations valued at $9,180,031, 3.50%, 9/1/49)	9,003,180	9,000,000
(Collateralized by U.S. Government Obligations valued at $19,380,065, 3.50%, 9/1/49)	19,006,745	19,000,000
(Collateralized by U.S. Government Obligations valued at $19,380,065, 3.00%, 8/1/50)	19,006,840	19,000,000
6/30/21 due 7/7/21 (Collateralized by U.S. Treasury Obligations valued at $5,100,026, 0.50% - 2.38%, 3/15/23 - 2/29/24)	5,001,800	5,000,000
0.08%, dated 2/9/21 due 7/7/21 (Collateralized by U.S. Government Obligations valued at $5,101,610, 1.50% - 5.00%, 4/1/35 - 5/1/51)	5,001,978	5,000,000
TD Securities (U.S.A.) at 0.06%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Government Obligations valued at $16,320,939, 0.09%, 4/10/23)	16,000,027	16,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $717,405,000)		717,405,000

U.S. Treasury Repurchase Agreement - 36.7%
With:
ABN AMRO Bank NV at 0.05%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $12,318,193, 1.25% - 3.00%, 3/31/24 - 5/15/47)	12,000,017	12,000,000
Barclays Bank PLC at 0.05%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $29,580,065, 0.13%, 6/30/23)	29,000,040	29,000,000
BNP Paribas, SA at:
0.05%, dated:
6/22/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $18,360,231, 0.00% - 8.13%, 7/15/21 - 11/15/40)	18,000,225	18,000,000
6/23/21 due:
7/2/21 (Collateralized by U.S. Treasury Obligations valued at $21,422,244, 0.11% - 4.50%, 1/31/22 - 5/15/51)	21,000,263	21,000,000
7/6/21 (Collateralized by U.S. Treasury Obligations valued at $30,650,936, 0.08% - 6.25%, 10/31/21 - 8/15/49)	30,000,542	30,000,000
7/7/21 (Collateralized by U.S. Treasury Obligations valued at $, % -:
7/7/21 (Collateralized by U.S. Treasury Obligations valued at $30,658,372, 1.38% - 6.38%, 8/15/25 - 8/15/50)	30,000,583	30,000,000
7/7/21 (Collateralized by U.S. Treasury Obligations valued at $16,382,906, 0.20% - 5.50%, 1/31/22 - 8/15/48)	16,000,333	16,000,000
6/28/21 due 7/6/21 (Collateralized by U.S. Treasury Obligations valued at $19,480,671, 0.10% - 6.13%, 10/31/21 - 8/15/46)	19,000,211	19,000,000
6/29/21 due 7/6/21 (Collateralized by U.S. Treasury Obligations valued at $34,881,742, 0.00% - 6.50%, 12/2/21 - 8/15/50)	34,000,331	34,000,000
6/30/21 due 7/7/21 (Collateralized by U.S. Treasury Obligations valued at $25,500,115, 1.38% - 5.50%, 2/15/28 - 8/15/50)	25,000,243	25,000,000
7/1/21 due 7/7/21(f)	18,000,175	18,000,000
0.06%, dated:
6/17/21 due 7/7/21 (Collateralized by U.S. Treasury Obligations valued at $23,460,571, 0.00% - 4.50%, 7/31/21 - 5/15/47)	23,003,527	23,000,000
6/18/21 due 7/7/21 (Collateralized by U.S. Treasury Obligations valued at $13,279,904, 0.11% - 5.50%, 10/31/21 - 8/15/50)	13,000,616	13,000,000
CIBC Bank U.S.A. at:
0.02%, dated 5/25/21 due 7/7/21 (Collateralized by U.S. Treasury Obligations valued at $9,180,365, 0.13% - 3.63%, 4/30/22 - 11/15/49)	9,000,215	9,000,000
0.06%, dated 6/28/21 due 7/7/21 (Collateralized by U.S. Treasury Obligations valued at $6,180,083, 3.00%, 11/15/44)	6,000,275	6,000,000
Citigroup Global Capital Markets, Inc. at 0.02%, dated 6/15/21 due 7/2/21 (Collateralized by U.S. Treasury Obligations valued at $13,260,170, 0.00% - 0.13%, 1/27/22 - 6/16/22)	13,000,123	13,000,000
Commerz Markets LLC at:
0.05%, dated 6/30/21 due:
7/1/21 (Collateralized by U.S. Treasury Obligations valued at $46,920,238, 0.13% - 2.88%, 10/31/22 - 5/15/51)	46,000,064	46,000,000
7/7/21 (Collateralized by U.S. Treasury Obligations valued at $17,340,075, 0.13% - 2.88%, 10/31/22 - 3/31/28)	17,000,165	17,000,000
0.06%, dated:
6/24/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $8,160,114, 0.13% - 2.88%, 2/28/23 - 11/30/25)	8,000,093	8,000,000
6/29/21 due 7/6/21 (Collateralized by U.S. Treasury Obligations valued at $23,460,174, 2.88%, 11/30/25)	23,000,246	23,000,000
Credit AG at 0.05%, dated:
6/24/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $13,390,165, 1.25%, 5/15/50)	13,000,126	13,000,000
6/25/21 due 7/2/21 (Collateralized by U.S. Treasury Obligations valued at $8,240,108, 1.25% - 3.00%, 2/15/48 - 5/15/50)	8,000,078	8,000,000
6/29/21 due 7/6/21 (Collateralized by U.S. Treasury Obligations valued at $4,120,070, 3.00%, 2/15/48)	4,000,039	4,000,000
7/1/21 due 7/7/21(f)	4,000,033	4,000,000
Deutsche Bank AG, New York at 0.05%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $21,420,117, 1.63% - 2.25%, 11/15/27 - 5/15/31)	21,000,029	21,000,000
DNB Bank ASA at 0.06%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $6,120,093, 0.25% - 2.63%, 8/15/25 - 2/15/30)	6,000,010	6,000,000
Federal Reserve Bank of New York at 0.05%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $1,193,001,688, 0.13% - 2.88%, 8/15/22 - 10/31/27)	1,193,001,657	1,193,000,000
Fixed Income Clearing Corp. - BNYM at 0.05%, dated 6/30/21 due 7/1/21:
(Collateralized by U.S. Treasury Obligations valued at $17,340,023, 0.00%, 7/13/21)	17,000,024	17,000,000
(Collateralized by U.S. Treasury Obligations valued at $8,160,069, 0.00%, 7/13/21)	8,000,011	8,000,000
ING Financial Markets LLC at 0.05%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $8,178,381, 2.75%, 2/15/28)	8,000,011	8,000,000
J.P. Morgan Securities, LLC at 0.05%, dated:
6/25/21 due 7/2/21 (Collateralized by U.S. Treasury Obligations valued at $15,300,165, 0.13% - 1.38%, 12/31/22 - 8/15/50)	15,000,146	15,000,000
6/28/21 due 7/2/21 (Collateralized by U.S. Treasury Obligations valued at $10,200,095, 0.00% - 1.38%, 8/10/21 - 8/15/50)	10,000,056	10,000,000
Lloyds Bank Corp. Markets PLC at:
0.06%, dated 4/12/21 due 7/12/21 (Collateralized by U.S. Treasury Obligations valued at $4,083,438, 0.13% - 2.75%, 7/31/22 - 7/31/23)	4,000,607	4,000,000
0.07%, dated:
6/29/21 due 7/30/21 (Collateralized by U.S. Treasury Obligations valued at $4,080,721, 0.13%, 8/15/23)	4,000,241	4,000,000
6/30/21 due 8/2/21 (Collateralized by U.S. Treasury Obligations valued at $4,080,911, 0.25%, 10/31/25)	4,000,257	4,000,000
Lloyds Bank PLC at:
0.04%, dated:
5/18/21 due 8/18/21 (Collateralized by U.S. Treasury Obligations valued at $4,081,845, 0.13% - 1.50%, 10/15/23 - 11/30/24)	4,000,409	4,000,000
5/19/21 due 7/20/21 (Collateralized by U.S. Treasury Obligations valued at $8,172,707, 1.50% - 1.63%, 11/30/24 - 2/15/26)	8,000,551	8,000,000
0.05%, dated:
4/19/21 due 7/19/21 (Collateralized by U.S. Treasury Obligations valued at $4,081,882, 1.50% - 2.75%, 11/15/23 - 11/30/24)	4,000,506	4,000,000
4/26/21 due:
7/26/21 (Collateralized by U.S. Treasury Obligations valued at $4,081,378, 1.50% - 2.75%, 11/15/23 - 11/30/24)	4,000,506	4,000,000
7/27/21 (Collateralized by U.S. Treasury Obligations valued at $3,065,201, 1.50% - 6.00%, 11/30/24 - 2/15/26)	3,000,383	3,000,000
4/28/21 due 7/28/21 (Collateralized by U.S. Treasury Obligations valued at $4,085,909, 1.50% - 6.00%, 11/30/24 - 2/15/26)	4,000,506	4,000,000
5/10/21 due 8/10/21 (Collateralized by U.S. Treasury Obligations valued at $4,120,731, 3.63%, 8/15/43)	4,000,511	4,000,000
5/12/21 due 8/12/21 (Collateralized by U.S. Treasury Obligations valued at $4,081,347, 0.13% - 1.50%, 10/15/23 - 11/30/24)	4,000,511	4,000,000
0.06%, dated 3/31/21 due:
7/1/21 (Collateralized by U.S. Treasury Obligations valued at $3,074,021, 1.13%, 2/15/31)	3,000,460	3,000,000
7/2/21 (Collateralized by U.S. Treasury Obligations valued at $3,081,652, 1.50% - 6.00%, 11/30/24 - 2/15/26)	3,000,465	3,000,000
0.08%, dated 7/1/21 due 10/1/21(f)	7,001,342	7,000,000
Mizuho Bank, Ltd. at 0.05%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $15,297,713, 2.38%, 5/15/29)	15,000,021	15,000,000
MUFG Securities EMEA PLC at:
0.05%, dated:
6/29/21 due:
7/6/21 (Collateralized by U.S. Treasury Obligations valued at $8,171,852, 2.63%, 1/31/26)	8,000,078	8,000,000
7/7/21 (Collateralized by U.S. Treasury Obligations valued at $9,179,547, 2.38%, 3/15/22)	9,000,250	9,000,000
6/30/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $55,076,916, 0.13% - 2.88%, 11/15/21 - 8/15/29)	54,000,075	54,000,000
0.06%, dated 6/29/21 due 7/7/21 (Collateralized by U.S. Treasury Obligations valued at $19,432,374, 0.38% - 1.25%, 1/31/26 - 4/30/28)	19,000,784	19,000,000
Natixis SA at 0.06%, dated 6/18/21 due 7/7/21 (Collateralized by U.S. Treasury Obligations valued at $21,499,374, 0.00% - 6.00%, 9/9/21 - 5/15/50)	21,000,995	21,000,000
Norinchukin Bank at:
0.05%, dated:
5/12/21 due 8/12/21 (Collateralized by U.S. Treasury Obligations valued at $4,080,313, 1.50% - 6.75%, 6/30/25 - 5/15/27)	4,000,511	4,000,000
5/18/21 due 8/18/21 (Collateralized by U.S. Treasury Obligations valued at $4,080,308, 1.50% - 6.75%, 6/30/25 - 5/15/27)	4,000,511	4,000,000
5/19/21 due 8/19/21 (Collateralized by U.S. Treasury Obligations valued at $3,060,272, 1.50% - 6.75%, 6/30/25 - 5/15/27)	3,000,383	3,000,000
5/21/21 due 8/23/21 (Collateralized by U.S. Treasury Obligations valued at $6,120,389, 1.50% - 6.75%, 6/30/25 - 5/15/27)	6,000,783	6,000,000
5/24/21 due 8/24/21 (Collateralized by U.S. Treasury Obligations valued at $4,080,288, 1.50% - 6.75%, 6/30/25 - 5/15/27)	4,000,511	4,000,000
6/3/21 due 9/1/21 (Collateralized by U.S. Treasury Obligations valued at $2,040,087, 1.50% - 6.75%, 6/30/25 - 5/15/27)	2,000,250	2,000,000
0.06%, dated:
4/9/21 due 7/9/21 (Collateralized by U.S. Treasury Obligations valued at $7,141,000, 1.50% - 6.75%, 6/30/25 - 5/15/27)	7,001,062	7,000,000
4/12/21 due 7/12/21 (Collateralized by U.S. Treasury Obligations valued at $5,100,715, 1.50% - 6.75%, 6/30/25 - 5/15/27)	5,000,758	5,000,000
4/13/21 due 7/13/21 (Collateralized by U.S. Treasury Obligations valued at $4,080,569, 1.50% - 6.75%, 6/30/25 - 5/15/27)	4,000,607	4,000,000
Royal Bank of Canada at 0.02%, dated 6/2/21 due 7/2/21 (Collateralized by U.S. Treasury Obligations valued at $2,040,113, 1.63% - 2.25%, 2/15/22 - 11/15/25)	2,000,033	2,000,000
Societe Generale at 0.05%, dated 6/24/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $4,080,103, 0.13% - 4.50%, 2/28/22 - 8/15/39)	4,000,039	4,000,000
TD Securities (U.S.A.) at 0.06%, dated 6/30/21 due 7/1/21 (Collateralized by U.S. Treasury Obligations valued at $11,220,065, 0.63% - 2.75%, 5/31/22 - 2/15/30)	11,000,017	11,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,959,000,000)		1,959,000,000
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $5,441,854,138)		5,441,854,138
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(105,691,147)
NET ASSETS - 100%		$5,336,162,991

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$424,405,000 due 7/01/21 at 0.05%
BNY Mellon Capital Markets LLC	$22,651,000
Bank Of America, N.A.	29,154,000
Bank of America Securities, Inc.	34,020,000
Citibank NA	8,097,000
Citigroup Global Markets, Inc.	12,146,000
Credit Agricole CIB New York Branch	22,508,000
HSBC Securities (USA), Inc.	2,834,000
ING Financial Markets LLC	2,228,000
JPMorgan Securities LLC	3,651,000
Mitsubishi UFJ Securities Holdings Ltd.	20,551,000
Mizuho Securities USA, Inc.	2,025,000
Nomura Securities Internationa	55,002,000
RBC Dominion Securities, Inc.	26,319,000
Societe Generale	11,755,000
Sumitomo Mitsui Banking Corporation NY	110,287,000
Sumitomo Mitsui Banking Corporation (REPO)	59,109,000
Wells Fargo Securities LLC	2,068,000
$424,405,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,676,405,000) — See accompanying schedule: Unaffiliated issuers (cost $5,441,854,138)		$5,441,854,138
Cash		870,412
Receivable for investments sold		26,995,588
Receivable for fund shares sold		24,424,875
Interest receivable		2,759,921
Total assets		5,496,904,934
Liabilities
Payable for investments purchased
Regular delivery	$103,494,338
Delayed delivery	37,994,764
Payable for fund shares redeemed	19,059,439
Accrued management fee	103,779
Distribution and service plan fees payable	600
Other affiliated payables	39,215
Other payables and accrued expenses	49,808
Total liabilities		160,741,943
Net Assets		$5,336,162,991
Net Assets consist of:
Paid in capital		$5,335,923,891
Total accumulated earnings (loss)		239,100
Net Assets		$5,336,162,991
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,661,935,624 ÷ 1,661,993,579 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($1,547,184,238 ÷ 1,547,184,434 shares)		$1.00
Service Class 2:
Net Asset Value, offering price and redemption price per share ($210,386,537 ÷ 210,382,398 shares)		$1.00
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,916,656,592 ÷ 1,916,172,363 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$2,579,583
Expenses
Management fee	$4,163,695
Transfer agent fees	2,135,573
Distribution and service plan fees	1,059,177
Accounting fees and expenses	236,832
Custodian fees and expenses	36,439
Independent trustees' fees and expenses	7,510
Registration fees	36,111
Audit	23,435
Legal	6,092
Miscellaneous	11,413
Total expenses before reductions	7,716,277
Expense reductions	(5,394,972)
Total expenses after reductions		2,321,305
Net investment income (loss)		258,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,495)
Total net realized gain (loss)		(3,495)
Net increase in net assets resulting from operations		$254,783

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$258,278	$17,659,930
Net realized gain (loss)	(3,495)	72,133
Net increase in net assets resulting from operations	254,783	17,732,063
Distributions to shareholders	(276,358)	(17,640,857)
Share transactions - net increase (decrease)	(876,729,292)	690,608,448
Total increase (decrease) in net assets	(876,750,867)	690,699,654
Net Assets
Beginning of period	6,212,913,858	5,522,214,204
End of period	$5,336,162,991	$6,212,913,858

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Government Money Market Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.020	.016	.007	.002
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment operations	–A	.003	.020	.016	.007	.002
Distributions from net investment income	–A	(.003)	(.020)	(.016)	(.007)	(.002)
Total distributions	–A	(.003)	(.020)	(.016)	(.007)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	- %E	.32%	2.02%	1.65%	.67%	.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%H	.24%	.26%	.26%	.26%	.25%
Expenses net of fee waivers, if any	.08%H	.20%	.26%	.26%	.26%	.25%
Expenses net of all reductions	.08%H	.20%	.26%	.26%	.26%	.25%
Net investment income (loss)	.01%H	.29%	1.99%	1.65%	.68%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$1,661,936	$2,255,440	$2,182,100	$2,166,787	$1,310,275	$1,203,187

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amount represents less than .005%.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.019	.015	.006	.001
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment operations	–A	.003	.019	.015	.006	.001
Distributions from net investment income	–A	(.003)	(.019)	(.015)	(.006)	(.001)
Total distributions	–A	(.003)	(.019)	(.015)	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	- %E	.28%	1.92%	1.55%	.57%	.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.33%H	.34%	.36%	.36%	.36%	.35%
Expenses net of fee waivers, if any	.08%H	.23%	.36%	.36%	.36%	.35%
Expenses net of all reductions	.08%H	.23%	.36%	.36%	.36%	.35%
Net investment income (loss)	.01%H	.26%	1.89%	1.55%	.58%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,547,184	$1,641,207	$1,179,143	$1,191,142	$1,025,081	$1,158,089

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amount represents less than .005%.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.002	.017	.014	.004	–A
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment operations	–A	.002	.017	.014	.004	–A
Distributions from net investment income	–A	(.002)	(.017)	(.014)	(.004)	–A
Total distributions	–A	(.002)	(.017)	(.014)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	- %E	.24%	1.76%	1.40%	.42%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.49%	.51%	.51%	.51%	.50%
Expenses net of fee waivers, if any	.08%H	.28%	.51%	.51%	.51%	.44%
Expenses net of all reductions	.08%H	.28%	.51%	.51%	.51%	.44%
Net investment income (loss)	.01%H	.21%	1.74%	1.40%	.43%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$210,387	$221,428	$220,990	$220,358	$202,591	$222,987

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amount represents less than .005%.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.003	.020	.016	.006	.002
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment operations	–A	.003	.020	.016	.006	.002
Distributions from net investment income	–A	(.003)	(.020)	(.016)	(.006)	(.002)
Total distributions	–A	(.003)	(.020)	(.016)	(.006)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	- %E	.31%	1.99%	1.63%	.65%	.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.26%H	.26%	.28%	.28%	.28%	.27%
Expenses net of fee waivers, if any	.08%H	.21%	.28%	.28%	.28%	.27%
Expenses net of all reductions	.08%H	.21%	.28%	.28%	.28%	.27%
Net investment income (loss)	.01%H	.28%	1.97%	1.62%	.65%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,916,657	$2,094,839	$1,939,981	$1,764,836	$1,287,257	$1,241,922

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amount represents less than .005%.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$5,441,854,138

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is comprised of an income-based fee and an asset-based fee, and is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,445,021 or an annualized rate of .05% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .15% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$785,799
Service Class 2	273,378
$1,059,177

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$603,481.07
Service Class	534,343.07
Service Class 2	74,359.07
Investor Class	923,390.09
	$2,135,573

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Government Money Market Portfolio	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Initial Class	$1,295,527
Service Class	1,942,415
Service Class 2	434,036
Investor Class	1,716,567

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,422.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Government Money Market Portfolio
Distributions to shareholders
Initial Class	$88,096	$7,372,653
Service Class	77,928	3,519,212
Service Class 2	10,822	526,658
Investor Class	99,512	6,222,334
Total	$276,358	$17,640,857

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Government Money Market Portfolio
Initial Class
Shares sold	693,628,487	2,039,607,272	$693,628,487	$2,039,607,272
Reinvestment of distributions	88,096	7,372,650	88,096	7,372,650
Shares redeemed	(1,287,244,038)	(1,973,665,661)	(1,287,244,038)	(1,973,665,661)
Net increase (decrease)	(593,527,455)	73,314,261	$(593,527,455)	$73,314,261
Service Class
Shares sold	706,396,019	1,784,372,922	$706,396,019	$1,784,372,922
Reinvestment of distributions	77,928	3,518,317	77,928	3,518,317
Shares redeemed	(800,498,819)	(1,325,842,669)	(800,498,819)	(1,325,842,669)
Net increase (decrease)	(94,024,872)	462,048,570	$(94,024,872)	$462,048,570
Service Class 2
Shares sold	141,979,078	161,048,740	$141,979,078	$161,048,740
Reinvestment of distributions	10,822	526,538	10,822	526,538
Shares redeemed	(153,032,219)	(161,139,855)	(153,032,219)	(161,139,855)
Net increase (decrease)	(11,042,319)	435,423	$(11,042,319)	$435,423
Investor Class
Shares sold	254,718,378	1,230,062,138	$254,718,378	$1,230,062,138
Reinvestment of distributions	99,512	6,219,791	99,512	6,219,791
Shares redeemed	(432,952,536)	(1,081,471,735)	(432,952,536)	(1,081,471,735)
Net increase (decrease)	(178,134,646)	154,810,194	$(178,134,646)	$154,810,194

7. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Government Money Market Portfolio	39%	1	16%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Government Money Market Portfolio
Initial Class	.08%
Actual		$1,000.00	$1,000.00	$.40**
Hypothetical-C		$1,000.00	$1,024.40	$.40**
Service Class	.08%
Actual		$1,000.00	$1,000.00	$.40**
Hypothetical-C		$1,000.00	$1,024.40	$.40**
Service Class 2.08%
Actual		$1,000.00	$1,000.00	$.40**
Hypothetical-C		$1,000.00	$1,024.40	$.40**
Investor Class	.08%
Actual		$1,000.00	$1,000.00	$.40**
Hypothetical-C		$1,000.00	$1,024.40	$.40**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
VIP Government Money Market Portfolio
Initial Class	.23%
Actual		$1.14
Hypothetical-(b)		$1.15
Service Class	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Service Class 2.48%
Actual		$2.38
Hypothetical-(b)		$2.41
Investor Class	.26%
Actual		$1.29
Hypothetical-(b)		$1.30

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

VIPMM-SANN-0821
1.705628.123

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Microsoft Corp.	3.2
Apple, Inc.	2.9
Alphabet, Inc. Class A	2.2
Amazon.com, Inc.	1.7
Facebook, Inc. Class A	1.4
Comcast Corp. Class A	0.7
UnitedHealth Group, Inc.	0.7
Capital One Financial Corp.	0.6
Adobe, Inc.	0.6
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
14.6

Top Market Sectors as of June 30, 2021

(stocks only)	% of fund's net assets
Information Technology	16.7
Financials	10.0
Consumer Discretionary	9.0
Health Care	9.0
Industrials	7.5
Communication Services	7.3
Consumer Staples	4.5
Real Estate	3.4
Materials	2.8
Energy	2.4

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Stock Class and Equity Futures	78.6%
Bonds	19.4%
Short-Term Class	2.0%

 * Foreign investments - 26.0%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 7/1/21 to 8/26/21 (a)
(Cost $669,993)	670,000	669,963
	Shares	Value

Fixed-Income Funds - 20.5%
Fidelity Emerging Markets Debt Central Fund (b)	138,590	$1,277,800
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	10,486	1,084,398
Fidelity Floating Rate Central Fund (b)	46,535	4,679,091
Fidelity High Income Central Fund (b)	29,113	3,345,664
Fidelity Inflation-Protected Bond Index Central Fund (b)	58,900	6,572,043
Fidelity International Credit Central Fund (b)	27,907	2,862,468
Fidelity VIP Investment Grade Central Fund (b)	263,573	29,253,977
iShares 20+ Year Treasury Bond ETF	41,552	5,998,030
TOTAL FIXED-INCOME FUNDS
(Cost $51,810,709)		55,073,471

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.06% (c)
(Cost $278,002)	277,946	278,002

Equity Funds - 79.2%
Domestic Equity Funds - 59.1%
Fidelity Commodity Strategy Central Fund (b)	1,205,461	6,907,290
Fidelity Real Estate Equity Central Fund (b)	26,575	3,701,430
Fidelity U.S. Equity Central Fund (b)	1,100,275	146,028,504
VanEck Vectors Gold Miners ETF	54,831	1,863,157

TOTAL DOMESTIC EQUITY FUNDS		158,500,381

International Equity Funds - 20.1%
Fidelity Emerging Markets Equity Central Fund (b)	65,150	20,119,703
Fidelity International Equity Central Fund (b)	319,924	33,844,808

TOTAL INTERNATIONAL EQUITY FUNDS		53,964,511

TOTAL EQUITY FUNDS
(Cost $132,188,452)		212,464,892
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $184,947,156)		268,486,328
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72,607)
NET ASSETS - 100%		$268,413,721

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	15	Sept. 2021	$1,023,600	$2,058	$2,058
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	41	Sept. 2021	8,791,630	(88,860)	(88,860)
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Sept. 2021	345,615	10,012	10,012

TOTAL SOLD					(78,848)

TOTAL FUTURES CONTRACTS					$(76,790)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 3.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $11,979,119.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $659,963.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$80
Fidelity Emerging Markets Debt Central Fund	28,745
Fidelity Emerging Markets Debt Local Currency Central Fund	13,888
Fidelity Emerging Markets Equity Central Fund	101,442
Fidelity Floating Rate Central Fund	48,151
Fidelity High Income Central Fund	90,819
Fidelity Inflation-Protected Bond Index Central Fund	7,480
Fidelity International Credit Central Fund	41,624
Fidelity International Equity Central Fund	313,994
Fidelity Real Estate Equity Central Fund	16,809
Fidelity Securities Lending Cash Central Fund	7,796
Fidelity U.S. Equity Central Fund	657,163
Fidelity VIP Investment Grade Central Fund	799,255
Total	$2,127,246

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$344,046	$9,167,671	$9,233,603	$(112)	$--	$278,002	0.0%
Fidelity Commodity Strategy Central Fund	1,727,241	4,452,112	247,720	3,747	971,910	6,907,290	0.8%
Fidelity Emerging Markets Debt Central Fund	1,912,830	127,284	737,874	(61,435)	36,995	1,277,800	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	1,121,798	13,888	--	--	(51,288)	1,084,398	0.7%
Fidelity Emerging Markets Equity Central Fund	20,318,472	888,670	2,516,781	568,798	860,544	20,119,703	0.8%
Fidelity Floating Rate Central Fund	1,788,349	2,951,590	89,509	1,264	27,397	4,679,091	0.2%
Fidelity High Income Central Fund	3,440,176	209,216	463,398	7,424	152,246	3,345,664	0.1%
Fidelity Inflation-Protected Bond Index Central Fund	8,001,088	265,279	1,848,320	118,470	35,526	6,572,043	0.6%
Fidelity International Credit Central Fund	2,878,568	163,535	134,295	2,086	(47,426)	2,862,468	0.6%
Fidelity International Equity Central Fund	33,865,815	1,524,336	4,587,705	602,718	2,439,644	33,844,808	1.0%
Fidelity Money Market Central Fund 0.17%	--	--	--	--	--	--	0.0%
Fidelity Real Estate Equity Central Fund	324,389	2,968,440	83,262	1,252	490,611	3,701,430	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	--	28,544,995	28,544,995	--	--	--	0.0%
Fidelity U.S. Equity Central Fund	129,899,414	8,741,224	11,030,812	155,100	18,263,578	146,028,504	0.5%
Fidelity VIP Investment Grade Central Fund	30,923,400	5,215,568	5,893,807	196,136	(1,187,320)	29,253,977	0.4%
Total	$236,545,586	$65,233,808	$65,412,081	$1,595,448	$21,992,417	$259,955,178

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$669,963	$--	$669,963	$--
Fixed-Income Funds	55,073,471	55,073,471	--	--
Money Market Funds	278,002	278,002	--	--
Equity Funds	212,464,892	212,464,892	--	--
Total Investments in Securities:	$268,486,328	$267,816,365	$669,963	$--
Derivative Instruments:
Assets
Futures Contracts	$12,070	$12,070	$--	$--
Total Assets	$12,070	$12,070	$--	$--
Liabilities
Futures Contracts	$(88,860)	$(88,860)	$--	$--
Total Liabilities	$(88,860)	$(88,860)	$--	$--
Total Derivative Instruments:	$(76,790)	$(76,790)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$12,070	$(88,860)
Total Equity Risk	12,070	(88,860)
Total Value of Derivatives	$12,070	$(88,860)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	7.8%
AAA,AA,A	2.2%
BBB	2.8%
BB	1.5%
B	2.3%
CCC,CC,C	0.3%
D	0.0%
Not Rated	0.4%
Equities	79.7%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.0%
Cayman Islands	3.0%
United Kingdom	2.8%
France	2.3%
Netherlands	1.9%
Japan	1.5%
Switzerland	1.5%
Canada	1.3%
Germany	1.1%
Ireland	1.0%
Taiwan	1.0%
China	1.0%
Others (Individually Less Than 1%)	7.6%
100.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,881,412)	$8,531,150
Fidelity Central Funds (cost $176,065,744)	259,955,178
Total Investment in Securities (cost $184,947,156)		$268,486,328
Receivable for investments sold		121,434
Receivable for fund shares sold		135,228
Dividends receivable		1,923
Distributions receivable from Fidelity Central Funds		1,526
Total assets		268,746,439
Liabilities
Payable for fund shares redeemed	$136,439
Accrued management fee	117,376
Audit fee payable	21,627
Transfer agent fee payable	23,570
Distribution and service plan fees payable	1,063
Payable for daily variation margin on futures contracts	18,210
Other affiliated payables	10,985
Other payables and accrued expenses	3,448
Total liabilities		332,718
Net Assets		$268,413,721
Net Assets consist of:
Paid in capital		$182,891,142
Total accumulated earnings (loss)		85,522,579
Net Assets		$268,413,721
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($116,365,132 ÷ 4,862,365 shares)		$23.93
Service Class:
Net Asset Value, offering price and redemption price per share ($3,529,909 ÷ 148,899 shares)		$23.71
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,706,343 ÷ 157,522 shares)		$23.53
Investor Class:
Net Asset Value, offering price and redemption price per share ($144,812,337 ÷ 6,094,750 shares)		$23.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$37,961
Interest		107
Income from Fidelity Central Funds (including $7,796 from security lending)		1,611,453
Total income		1,649,521
Expenses
Management fee	$673,767
Transfer agent fees	134,307
Distribution and service plan fees	6,156
Accounting fees	63,020
Custodian fees and expenses	3,508
Independent trustees' fees and expenses	322
Audit	20,782
Legal	1,263
Miscellaneous	472
Total expenses before reductions	903,597
Expense reductions	(363)
Total expenses after reductions		903,234
Net investment income (loss)		746,287
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	529,941
Fidelity Central Funds	1,595,448
Futures contracts	(1,490,347)
Capital gain distributions from Fidelity Central Funds	515,793
Total net realized gain (loss)		1,150,835
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,043,112)
Fidelity Central Funds	21,992,417
Assets and liabilities in foreign currencies	(56)
Futures contracts	124,048
Total change in net unrealized appreciation (depreciation)		21,073,297
Net gain (loss)		22,224,132
Net increase (decrease) in net assets resulting from operations		$22,970,419

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$746,287	$2,329,840
Net realized gain (loss)	1,150,835	2,246,885
Change in net unrealized appreciation (depreciation)	21,073,297	30,822,696
Net increase (decrease) in net assets resulting from operations	22,970,419	35,399,421
Distributions to shareholders	(1,479,362)	(5,460,436)
Share transactions - net increase (decrease)	1,645,261	(12,069,893)
Total increase (decrease) in net assets	23,136,318	17,869,092
Net Assets
Beginning of period	245,277,403	227,408,311
End of period	$268,413,721	$245,277,403

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager: Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.00	$19.20	$16.76	$19.21	$18.81	$18.90
Income from Investment Operations
Net investment income (loss)A	.07	.21	.28	.26	.25	.24
Net realized and unrealized gain (loss)	1.99	3.09	3.42	(1.69)	2.97	.20
Total from investment operations	2.06	3.30	3.70	(1.43)	3.22	.44
Distributions from net investment income	–B	(.22)	(.29)	(.28)	(.24)	(.26)
Distributions from net realized gain	(.13)	(.27)	(.97)	(.74)	(2.58)	(.26)
Total distributions	(.13)	(.50)C	(1.26)	(1.02)	(2.82)	(.53)C
Net asset value, end of period	$23.93	$22.00	$19.20	$16.76	$19.21	$18.81
Total ReturnD,E,F	9.41%	17.27%	22.83%	(7.65)%	18.73%	2.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%I	.67%	.68%	.68%	.69%	.71%
Expenses net of fee waivers, if any	.66%I	.67%	.68%	.68%	.69%	.71%
Expenses net of all reductions	.66%I	.67%	.68%	.68%	.69%	.70%
Net investment income (loss)	.63%I	1.12%	1.58%	1.40%	1.32%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$116,365	$106,148	$99,971	$89,477	$106,903	$99,882
Portfolio turnover rateJ	25%I	23%	35%	32%	29%	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.80	$19.04	$16.63	$19.07	$18.68	$18.79
Income from Investment Operations
Net investment income (loss)A	.06	.19	.26	.24	.23	.22
Net realized and unrealized gain (loss)	1.98	3.05	3.39	(1.68)	2.96	.18
Total from investment operations	2.04	3.24	3.65	(1.44)	3.19	.40
Distributions from net investment income	–	(.20)	(.27)	(.26)	(.22)	(.25)
Distributions from net realized gain	(.13)	(.27)	(.97)	(.74)	(2.58)	(.26)
Total distributions	(.13)	(.48)B	(1.24)	(1.00)	(2.80)	(.51)
Net asset value, end of period	$23.71	$21.80	$19.04	$16.63	$19.07	$18.68
Total ReturnC,D,E	9.40%	17.09%	22.72%	(7.75)%	18.70%	2.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.77%	.78%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.76%H	.77%	.78%	.78%	.79%	.81%
Expenses net of all reductions	.76%H	.77%	.78%	.78%	.79%	.80%
Net investment income (loss)	.53%H	1.02%	1.48%	1.30%	1.22%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$3,530	$3,363	$3,009	$2,621	$3,018	$2,698
Portfolio turnover rateI	25%H	23%	35%	32%	29%	142%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.65	$18.91	$16.53	$18.95	$18.58	$18.70
Income from Investment Operations
Net investment income (loss)A	.04	.16	.24	.21	.20	.19
Net realized and unrealized gain (loss)	1.97	3.03	3.36	(1.67)	2.94	.18
Total from investment operations	2.01	3.19	3.60	(1.46)	3.14	.37
Distributions from net investment income	–	(.17)	(.24)	(.22)	(.20)	(.23)
Distributions from net realized gain	(.13)	(.27)	(.97)	(.74)	(2.57)	(.26)
Total distributions	(.13)	(.45)B	(1.22)B	(.96)	(2.77)	(.49)
Net asset value, end of period	$23.53	$21.65	$18.91	$16.53	$18.95	$18.58
Total ReturnC,D,E	9.32%	16.95%	22.49%	(7.88)%	18.49%	2.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.91%H	.92%	.93%	.93%	.94%	.96%
Expenses net of fee waivers, if any	.91%H	.92%	.93%	.93%	.94%	.96%
Expenses net of all reductions	.91%H	.92%	.93%	.93%	.94%	.95%
Net investment income (loss)	.38%H	.87%	1.33%	1.15%	1.07%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$3,706	$3,359	$3,199	$2,904	$3,755	$3,425
Portfolio turnover rateI	25%H	23%	35%	32%	29%	142%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.85	$19.07	$16.66	$19.10	$18.71	$18.82
Income from Investment Operations
Net investment income (loss)A	.06	.20	.27	.25	.23	.22
Net realized and unrealized gain (loss)	1.98	3.06	3.39	(1.69)	2.97	.18
Total from investment operations	2.04	3.26	3.66	(1.44)	3.20	.40
Distributions from net investment income	–	(.21)	(.28)	(.26)	(.23)	(.25)
Distributions from net realized gain	(.13)	(.27)	(.97)	(.74)	(2.58)	(.26)
Total distributions	(.13)	(.48)	(1.25)	(1.00)	(2.81)	(.51)
Net asset value, end of period	$23.76	$21.85	$19.07	$16.66	$19.10	$18.71
Total ReturnB,C,D	9.38%	17.19%	22.70%	(7.72)%	18.68%	2.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.75%	.76%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.74%G	.75%	.76%	.76%	.77%	.79%
Expenses net of all reductions	.74%G	.75%	.76%	.76%	.77%	.79%
Net investment income (loss)	.55%G	1.04%	1.50%	1.32%	1.24%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$144,812	$132,407	$121,229	$104,010	$116,417	$97,855
Portfolio turnover rateH	25%G	23%	35%	32%	29%	142%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.02%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.04%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Delayed Delivery & When Issued Securities Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Swaps	.04%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2021, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$85,269,392
Gross unrealized depreciation	(605,228)
Net unrealized appreciation (depreciation)	$84,664,164
Tax cost	$183,745,374

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager: Growth Portfolio	31,665,039	31,552,971

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,715
Service Class 2	4,441
$6,156

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$35,335.06
Service Class	1,090.06
Service Class 2	1,129.06
Investor Class	96,753.14
	$134,307

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Asset Manager: Growth Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager: Growth Portfolio	$43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager: Growth Portfolio	142,130	187,560

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Asset Manager: Growth Portfolio	$242

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Asset Manager: Growth Portfolio	$843	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $362.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Asset Manager: Growth Portfolio
Distributions to shareholders
Initial Class	$643,687	$2,413,002
Service Class	20,295	72,979
Service Class 2	20,602	69,972
Investor Class	794,778	2,904,483
Total	$1,479,362	$5,460,436

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Asset Manager: Growth Portfolio
Initial Class
Shares sold	208,673	95,855	$4,826,274	$1,850,935
Reinvestment of distributions	28,121	113,745	643,687	2,413,002
Shares redeemed	(200,065)	(590,642)	(4,595,550)	(11,300,119)
Net increase (decrease)	36,729	(381,042)	$874,411	$(7,036,182)
Service Class
Shares sold	502	2,931	$11,297	$60,678
Reinvestment of distributions	894	3,471	20,295	72,979
Shares redeemed	(6,762)	(10,186)	(150,724)	(193,366)
Net increase (decrease)	(5,366)	(3,784)	$(119,132)	$(59,709)
Service Class 2
Shares sold	8,377	6,605	$187,388	$125,398
Reinvestment of distributions	914	3,361	20,602	69,972
Shares redeemed	(6,887)	(24,016)	(157,286)	(452,650)
Net increase (decrease)	2,404	(14,050)	$50,704	$(257,280)
Investor Class
Shares sold	316,640	499,259	$7,199,233	$9,393,039
Reinvestment of distributions	34,951	137,918	794,778	2,904,483
Shares redeemed	(317,415)	(932,319)	(7,154,733)	(17,014,244)
Net increase (decrease)	34,176	(295,142)	$839,278	$(4,716,722)

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP: Index 500 Portfolio	86%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Asset Manager: Growth Portfolio
Initial Class	.66%
Actual		$1,000.00	$1,094.10	$3.43
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Service Class	.76%
Actual		$1,000.00	$1,094.00	$3.95
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Service Class 2.91%
Actual		$1,000.00	$1,093.20	$4.72
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Investor Class	.74%
Actual		$1,000.00	$1,093.80	$3.84
Hypothetical-C		$1,000.00	$1,021.12	$3.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPAMG-SANN-0821
1.705700.123

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Semi-Annual Report

June 30, 2021

Note to Shareholders
VIP Investment Grade Bond Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Note to Shareholders
Fidelity® VIP Investment Grade Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2021
U.S. Government and U.S. Government Agency Obligations	49.1%
AAA	5.3%
AA	1.3%
A	8.3%
BBB	22.1%
BB and Below	6.1%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity’s fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Corporate Bonds	35.0%
U.S. Government and U.S. Government Agency Obligations	49.1%
Asset-Backed Securities	5.6%
CMOs and Other Mortgage Related Securities	2.9%
Municipal Bonds	0.8%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.6%

 * Foreign investments - 11.2%

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity's fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

VIP Investment Grade Bond Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.7%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,820,600	14,751,237
U.S. Treasury Obligations - 1.4%
U.S. Treasury Bonds:
2.375% 5/15/51	$25,227,000	$26,933,764
3% 2/15/47	10,205,000	12,123,221
U.S. Treasury Notes:
0.25% 7/31/25	19,690,000	19,317,736
1.125% 2/15/31 (a)	3,993,000	3,876,330
1.625% 5/15/31 (a)	13,674,000	13,883,383

TOTAL U.S. TREASURY OBLIGATIONS		76,134,434

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $88,249,914)		90,885,671
	Shares	Value

Fixed-Income Funds - 98.0%
Fidelity Specialized High Income Central Fund (b)	852,399	$85,521,241
Fidelity VIP Investment Grade Central Fund (b)	48,122,239	5,341,087,312
TOTAL FIXED-INCOME FUNDS
(Cost $5,183,256,672)		5,426,608,553

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.06% (c)	21,729,346	21,733,692
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	17,223,718	17,225,440
TOTAL MONEY MARKET FUNDS
(Cost $38,958,760)		38,959,132
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $5,310,465,346)		5,556,453,356
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(20,065,112)
NET ASSETS - 100%		$5,536,388,244

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,965
Fidelity Securities Lending Cash Central Fund	10,411
Fidelity Specialized High Income Central Fund	2,210,840
Fidelity VIP Investment Grade Central Fund	143,975,714
Total	$146,214,930

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$55,052,793	$200,346,108	$233,665,445	$236	$--	$21,733,692	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	117,420,978	100,195,538	--	--	17,225,440	0.0%
Fidelity Specialized High Income Central Fund	244,314,420	2,210,528	160,000,000	4,061,453	(5,065,160)	85,521,241	24.0%
Fidelity VIP Investment Grade Central Fund	4,998,183,586	519,833,833	--	--	(176,930,107)	5,341,087,312	70.7%
Total	$5,297,550,799	$839,811,447	$493,860,983	$4,061,689	$(181,995,267)	$5,465,567,685

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$90,885,671	$--	$90,885,671	$--
Fixed-Income Funds	5,426,608,553	5,426,608,553	--	--
Money Market Funds	38,959,132	38,959,132	--	--
Total Investments in Securities:	$5,556,453,356	$5,465,567,685	$90,885,671	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
Cayman Islands	4.5%
United Kingdom	1.6%
Mexico	1.3%
Others (Individually Less Than 1%)	3.8%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,890,848) — See accompanying schedule: Unaffiliated issuers (cost $88,249,914)	$90,885,671
Fidelity Central Funds (cost $5,222,215,432)	5,465,567,685
Total Investment in Securities (cost $5,310,465,346)		$5,556,453,356
Receivable for fund shares sold		9,282,141
Interest receivable		299,671
Total assets		5,566,035,168
Liabilities
Payable for investments purchased	$8,356,928
Payable for fund shares redeemed	1,712,973
Accrued management fee	1,364,868
Distribution and service plan fees payable	496,020
Other affiliated payables	450,431
Other payables and accrued expenses	40,264
Collateral on securities loaned	17,225,440
Total liabilities		29,646,924
Net Assets		$5,536,388,244
Net Assets consist of:
Paid in capital		$5,166,136,748
Total accumulated earnings (loss)		370,251,496
Net Assets		$5,536,388,244
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,361,545,748 ÷ 98,943,301 shares)		$13.76
Service Class:
Net Asset Value, offering price and redemption price per share ($656,970,443 ÷ 48,345,422 shares)		$13.59
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,136,113,300 ÷ 159,721,614 shares)		$13.37
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,381,758,753 ÷ 100,865,005 shares)		$13.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$805,734
Income from Fidelity Central Funds (including $10,411 from security lending)		56,310,283
Total income		57,116,017
Expenses
Management fee	$8,080,130
Transfer agent fees	2,081,124
Distribution and service plan fees	2,890,495
Accounting fees	594,788
Custodian fees and expenses	22,536
Independent trustees' fees and expenses	6,926
Registration fees	66,350
Audit	23,463
Legal	5,805
Miscellaneous	13,716
Total expenses before reductions	13,785,333
Expense reductions	(5,324)
Total expenses after reductions		13,780,009
Net investment income (loss)		43,336,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,864,376)
Fidelity Central Funds	4,061,689
Capital gain distributions from Fidelity Central Funds	89,904,647
Total net realized gain (loss)		88,101,960
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	435,450
Fidelity Central Funds	(181,995,267)
Total change in net unrealized appreciation (depreciation)		(181,559,817)
Net gain (loss)		(93,457,857)
Net increase (decrease) in net assets resulting from operations		$(50,121,849)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,336,008	$111,127,271
Net realized gain (loss)	88,101,960	74,370,588
Change in net unrealized appreciation (depreciation)	(181,559,817)	235,357,818
Net increase (decrease) in net assets resulting from operations	(50,121,849)	420,855,677
Distributions to shareholders	(80,769,936)	(111,088,904)
Share transactions - net increase (decrease)	277,269,055	494,727,468
Total increase (decrease) in net assets	146,377,270	804,494,241
Net Assets
Beginning of period	5,390,010,974	4,585,516,733
End of period	$5,536,388,244	$5,390,010,974

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investment Grade Bond Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$13.17	$12.34	$12.80	$12.64	$12.37
Income from Investment Operations
Net investment income (loss)A	.117	.328	.382	.311	.325	.344
Net realized and unrealized gain (loss)	(.239)	.903	.806	(.381)	.204	.240
Total from investment operations	(.122)	1.231	1.188	(.070)	.529	.584
Distributions from net investment income	(.056)	(.306)	(.358)	(.313)	(.312)	(.308)
Distributions from net realized gain	(.152)	(.005)	–	(.077)	(.057)	(.006)
Total distributions	(.208)	(.311)	(.358)	(.390)	(.369)	(.314)
Net asset value, end of period	$13.76	$14.09	$13.17	$12.34	$12.80	$12.64
Total ReturnB,C,D	(.87)%	9.39%	9.67%	(.53)%	4.22%	4.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.39%	.40%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.40%G	.39%	.40%	.40%	.41%	.41%
Expenses net of all reductions	.40%G	.39%	.40%	.40%	.41%	.41%
Net investment income (loss)	1.73%G	2.38%	2.93%	2.49%	2.53%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,361,546	$1,322,750	$1,146,767	$928,285	$1,069,371	$1,023,875
Portfolio turnover rateH	9%G	11%	5%	8%	6%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.93	$13.02	$12.20	$12.66	$12.50	$12.24
Income from Investment Operations
Net investment income (loss)A	.109	.310	.364	.295	.309	.328
Net realized and unrealized gain (loss)	(.244)	.899	.800	(.377)	.207	.236
Total from investment operations	(.135)	1.209	1.164	(.082)	.516	.564
Distributions from net investment income	(.053)	(.294)	(.344)	(.301)	(.299)	(.298)
Distributions from net realized gain	(.152)	(.005)	–	(.077)	(.057)	(.006)
Total distributions	(.205)	(.299)	(.344)	(.378)	(.356)	(.304)
Net asset value, end of period	$13.59	$13.93	$13.02	$12.20	$12.66	$12.50
Total ReturnB,C,D	(.97)%	9.33%	9.58%	(.63)%	4.16%	4.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%G	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%G	.49%	.50%	.50%	.51%	.51%
Net investment income (loss)	1.63%G	2.28%	2.83%	2.39%	2.43%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$656,970	$692,787	$582,182	$553,442	$587,652	$541,803
Portfolio turnover rateH	9%G	11%	5%	8%	6%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.72	$12.83	$12.03	$12.49	$12.34	$12.09
Income from Investment Operations
Net investment income (loss)A	.097	.285	.340	.272	.286	.304
Net realized and unrealized gain (loss)	(.244)	.885	.787	(.372)	.203	.235
Total from investment operations	(.147)	1.170	1.127	(.100)	.489	.539
Distributions from net investment income	(.051)	(.275)	(.327)	(.283)	(.282)	(.283)
Distributions from net realized gain	(.152)	(.005)	–	(.077)	(.057)	(.006)
Total distributions	(.203)	(.280)	(.327)	(.360)	(.339)	(.289)
Net asset value, end of period	$13.37	$13.72	$12.83	$12.03	$12.49	$12.34
Total ReturnB,C,D	(1.08)%	9.16%	9.40%	(.79)%	3.99%	4.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.64%	.65%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.65%G	.64%	.65%	.65%	.66%	.66%
Expenses net of all reductions	.65%G	.64%	.65%	.65%	.66%	.66%
Net investment income (loss)	1.47%G	2.13%	2.68%	2.24%	2.28%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$2,136,113	$1,935,645	$1,698,902	$1,505,566	$1,514,502	$1,310,808
Portfolio turnover rateH	9%G	11%	5%	8%	6%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$13.12	$12.29	$12.75	$12.59	$12.32
Income from Investment Operations
Net investment income (loss)A	.114	.322	.376	.305	.319	.338
Net realized and unrealized gain (loss)	(.237)	.896	.808	(.380)	.206	.243
Total from investment operations	(.123)	1.218	1.184	(.075)	.525	.581
Distributions from net investment income	(.055)	(.303)	(.354)	(.308)	(.308)	(.305)
Distributions from net realized gain	(.152)	(.005)	–	(.077)	(.057)	(.006)
Total distributions	(.207)	(.308)	(.354)	(.385)	(.365)	(.311)
Net asset value, end of period	$13.70	$14.03	$13.12	$12.29	$12.75	$12.59
Total ReturnB,C,D	(.88)%	9.33%	9.67%	(.57)%	4.20%	4.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.43%	.43%	.44%	.44%	.45%
Expenses net of fee waivers, if any	.43%G	.43%	.43%	.44%	.44%	.45%
Expenses net of all reductions	.43%G	.43%	.43%	.44%	.44%	.45%
Net investment income (loss)	1.69%G	2.34%	2.90%	2.46%	2.49%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$1,381,759	$1,438,829	$1,157,666	$879,703	$1,030,725	$915,550
Portfolio turnover rateH	9%G	11%	5%	8%	6%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Restricted Securities	Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$326,976,948
Gross unrealized depreciation	(31,308,574)
Net unrealized appreciation (depreciation)	$295,668,374
Tax cost	$5,260,784,982

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(352,661)
Long-term	(819,982)
Total capital loss carryforward	$(1,172,643)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	522,044,673	160,000,000

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$335,135
Service Class 2	2,555,360
$2,890,495

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$452,055.07
Service Class	227,892.07
Service Class 2	695,058.07
Investor Class	706,119.10
	$2,081,124

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Investment Grade Bond Portfolio	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Investment Grade Bond Portfolio	$5,341

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Investment Grade Bond Portfolio	$1,134	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,319.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Investment Grade Bond Portfolio
Distributions to shareholders
Initial Class	$19,724,394	$28,048,946
Service Class	10,127,962	14,160,911
Service Class 2	29,902,229	38,501,835
Investor Class	21,015,351	30,377,212
Total	$80,769,936	$111,088,904

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Investment Grade Bond Portfolio
Initial Class
Shares sold	14,165,993	30,483,697	$193,881,272	$422,064,639
Reinvestment of distributions	1,431,378	2,022,440	19,724,394	28,048,946
Shares redeemed	(10,500,786)	(25,700,849)	(143,701,422)	(350,518,289)
Net increase (decrease)	5,096,585	6,805,288	$69,904,244	$99,595,296
Service Class
Shares sold	5,437,694	17,304,739	$73,479,077	$233,371,592
Reinvestment of distributions	744,156	1,033,506	10,127,962	14,160,911
Shares redeemed	(7,587,179)	(13,295,570)	(102,371,863)	(177,433,533)
Net increase (decrease)	(1,405,329)	5,042,675	$(18,764,824)	$70,098,970
Service Class 2
Shares sold	21,078,332	28,919,035	$281,579,792	$386,078,627
Reinvestment of distributions	2,229,846	2,852,841	29,902,229	38,501,835
Shares redeemed	(4,705,438)	(23,047,687)	(62,769,501)	(301,721,522)
Net increase (decrease)	18,602,740	8,724,189	$248,712,520	$122,858,940
Investor Class
Shares sold	6,224,748	28,051,409	$84,779,703	$386,506,351
Reinvestment of distributions	1,531,731	2,198,924	21,015,351	30,377,212
Shares redeemed	(9,417,415)	(15,954,766)	(128,377,939)	(214,709,301)
Net increase (decrease)	(1,660,936)	14,295,567	$(22,582,885)	$202,174,262

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Investment Grade Bond Portfolio	21%	1	29%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Investment Grade Bond Portfolio
Initial Class	.40%
Actual		$1,000.00	$991.30	$1.97
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Service Class	.50%
Actual		$1,000.00	$990.30	$2.47
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Service Class 2.65%
Actual		$1,000.00	$989.20	$3.21
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Investor Class	.43%
Actual		$1,000.00	$991.20	$2.12
Hypothetical-C		$1,000.00	$1,022.66	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

The following are the financial statements for the Fidelity® VIP Investment Grade Central Fund as of June 30, 2021 which is a direct investment of VIP Investment Grade Bond Portfolio.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® VIP Investment Grade Central Fund

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2021
U.S. Government and U.S. Government Agency Obligations	47.9%
AAA	5.6%
AA	1.3%
A	8.6%
BBB	22.8%
BB and Below	5.0%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	6.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Corporate Bonds	34.8%
U.S. Government and U.S. Government Agency Obligations	47.9%
Asset-Backed Securities	5.8%
CMOs and Other Mortgage Related Securities	3.0%
Municipal Bonds	0.9%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.6%

 * Foreign investments - 11.4%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity® VIP Investment Grade Central Fund

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.55% 12/1/33 (a)	$14,944,000	$14,804,151
3.8% 12/1/57 (a)	15,250,000	15,888,707
4.3% 2/15/30	2,799,000	3,235,155
4.45% 4/1/24	480,000	524,134
4.75% 5/15/46	15,700,000	19,068,053
Verizon Communications, Inc.:
2.1% 3/22/28	5,981,000	6,106,094
2.55% 3/21/31	5,536,000	5,658,484
3% 3/22/27	1,295,000	1,393,588
4.862% 8/21/46	7,441,000	9,627,084
5.012% 4/15/49	289,000	381,736
		76,687,186
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	23,020,000	26,287,993
4.7% 3/23/50	7,268,000	9,691,739
		35,979,732
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,944,628
4.908% 7/23/25	3,860,000	4,373,036
5.375% 5/1/47	18,172,000	22,268,156
6.484% 10/23/45	2,744,000	3,778,986
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,233,535
4.65% 7/15/42	2,539,000	3,186,922
Discovery Communications LLC:
3.625% 5/15/30	3,476,000	3,792,247
4.65% 5/15/50	9,399,000	10,998,778
Fox Corp.:
3.666% 1/25/22	721,000	735,111
4.03% 1/25/24	1,268,000	1,373,640
4.709% 1/25/29	1,835,000	2,154,392
5.476% 1/25/39	1,809,000	2,338,583
5.576% 1/25/49	1,201,000	1,621,217
Time Warner Cable LLC:
4% 9/1/21	7,363,000	7,363,000
4.5% 9/15/42	924,000	1,027,069
5.5% 9/1/41	1,700,000	2,107,115
5.875% 11/15/40	1,500,000	1,940,323
6.55% 5/1/37	20,209,000	27,529,320
7.3% 7/1/38	3,781,000	5,521,877
		109,287,935
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,100,000	6,740,500
3.875% 4/15/30	8,820,000	9,859,172
4.375% 4/15/40	1,316,000	1,542,747
4.5% 4/15/50	2,586,000	3,079,236
		21,221,655

TOTAL COMMUNICATION SERVICES		243,176,508

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.4%
General Motors Financial Co., Inc.:
4.25% 5/15/23	2,080,000	2,210,629
4.375% 9/25/21	15,702,000	15,847,896
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	5,728,000	5,849,592
3.125% 5/12/23 (a)	4,990,000	5,210,652
		29,118,769
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,145,957
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	1,685,000	1,867,203
3.6% 7/1/30	2,005,000	2,254,571
		4,121,774
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	1,986,661
3% 11/19/24	4,395,000	4,676,384
		6,663,045
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	764,000	903,585
AutoZone, Inc.:
3.625% 4/15/25	1,142,000	1,249,827
4% 4/15/30	5,311,000	6,036,303
Lowe's Companies, Inc. 4.5% 4/15/30	3,815,000	4,512,899
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,177,000	1,355,053
		14,057,667

TOTAL CONSUMER DISCRETIONARY		57,107,212

CONSUMER STAPLES - 2.4%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	11,306,544
4.9% 2/1/46	11,511,000	14,250,006
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	3,700,000	4,115,827
4.35% 6/1/40	3,527,000	4,197,976
4.5% 6/1/50	5,000,000	6,084,952
4.6% 6/1/60	3,700,000	4,554,591
4.75% 4/15/58	5,750,000	7,209,546
5.45% 1/23/39	4,690,000	6,185,502
5.55% 1/23/49	10,715,000	14,731,421
5.8% 1/23/59 (Reg. S)	11,321,000	16,345,455
Molson Coors Beverage Co.:
3% 7/15/26	7,500,000	8,031,687
5% 5/1/42	13,093,000	16,063,642
The Coca-Cola Co.:
3.375% 3/25/27	5,679,000	6,325,691
3.45% 3/25/30	3,470,000	3,907,466
		123,310,306
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	2,936,005
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	718,000	760,588
Tobacco - 0.7%
Altria Group, Inc.:
4.25% 8/9/42	5,531,000	5,786,923
4.5% 5/2/43	3,707,000	3,984,154
4.8% 2/14/29	1,013,000	1,174,453
5.375% 1/31/44	3,359,000	3,989,058
5.95% 2/14/49	1,327,000	1,696,868
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,929,307
4.25% 7/21/25 (a)	15,488,000	17,062,321
Reynolds American, Inc.:
4.45% 6/12/25	2,341,000	2,593,304
5.7% 8/15/35	1,215,000	1,467,274
6.15% 9/15/43	4,000,000	5,008,349
7.25% 6/15/37	2,962,000	3,977,541
		51,669,552

TOTAL CONSUMER STAPLES		178,676,451

ENERGY - 4.2%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	151,000	166,901
4.85% 11/15/35	2,154,000	2,535,299
		2,702,200
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,294,576
5.85% 2/1/35	2,497,000	3,166,502
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	7,151,366
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,336,000	1,499,652
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,837,413
5.6% 4/1/44	1,227,000	1,349,706
6.45% 11/3/36 (a)	2,477,000	2,898,090
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,815,014
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,405,094
Enbridge, Inc.:
4% 10/1/23	2,813,000	3,002,313
4.25% 12/1/26	1,773,000	1,997,101
Energy Transfer LP:
3.75% 5/15/30	2,315,000	2,514,757
4.2% 9/15/23	1,186,000	1,268,548
4.25% 3/15/23	1,017,000	1,067,017
4.5% 4/15/24	1,262,000	1,373,977
4.95% 6/15/28	4,048,000	4,676,973
5% 5/15/50	5,176,000	5,982,493
5.25% 4/15/29	2,052,000	2,423,760
5.4% 10/1/47	1,349,000	1,598,224
5.8% 6/15/38	2,257,000	2,805,851
6% 6/15/48	1,470,000	1,858,091
6.25% 4/15/49	1,409,000	1,848,955
Enterprise Products Operating LP 3.7% 2/15/26	4,800,000	5,309,877
Exxon Mobil Corp. 3.482% 3/19/30	13,440,000	15,091,720
Hess Corp.:
4.3% 4/1/27	3,647,000	4,058,983
7.125% 3/15/33	1,003,000	1,359,632
7.3% 8/15/31	1,341,000	1,818,160
7.875% 10/1/29	4,387,000	5,980,608
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,768,749
5% 10/1/21	1,517,000	1,517,000
6.55% 9/15/40	460,000	646,623
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	3,153,695
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2231% 9/9/22 (b)(c)	2,383,000	2,384,520
4.5% 7/15/23	1,975,000	2,112,333
4.8% 2/15/29	1,126,000	1,321,314
4.875% 12/1/24	2,736,000	3,061,730
5.5% 2/15/49	3,377,000	4,370,981
Occidental Petroleum Corp.:
2.9% 8/15/24	4,509,000	4,610,453
3.2% 8/15/26	607,000	611,553
3.5% 8/15/29	1,909,000	1,915,872
4.3% 8/15/39	278,000	265,490
4.4% 8/15/49	279,000	267,840
5.55% 3/15/26	5,174,000	5,717,270
6.2% 3/15/40	1,700,000	1,922,224
6.45% 9/15/36	4,602,000	5,502,151
6.6% 3/15/46	5,708,000	6,785,100
7.5% 5/1/31	7,680,000	9,676,800
Petroleos Mexicanos:
4.5% 1/23/26	5,320,000	5,379,318
5.95% 1/28/31	1,521,000	1,471,948
6.35% 2/12/48	13,200,000	11,183,040
6.49% 1/23/27	3,830,000	4,031,075
6.5% 3/13/27	4,830,000	5,134,290
6.5% 1/23/29	5,560,000	5,754,600
6.75% 9/21/47	12,105,000	10,622,138
6.84% 1/23/30	20,585,000	21,187,111
6.95% 1/28/60	7,879,000	6,963,066
7.69% 1/23/50	16,210,000	15,541,338
Phillips 66 Co.:
3.7% 4/6/23	476,000	502,548
3.85% 4/9/25	614,000	675,673
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,392,097
3.6% 11/1/24	1,389,000	1,487,850
3.65% 6/1/22	2,155,000	2,199,483
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,073,427
Sabine Pass Liquefaction LLC 4.5% 5/15/30	7,977,000	9,205,873
The Williams Companies, Inc.:
3.5% 11/15/30	8,506,000	9,283,749
3.7% 1/15/23	1,208,000	1,257,936
3.9% 1/15/25	1,216,000	1,329,703
4% 11/15/21	2,221,000	2,229,468
4.3% 3/4/24	5,449,000	5,918,769
4.5% 11/15/23	1,751,000	1,895,525
4.55% 6/24/24	13,337,000	14,693,516
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	1,017,000	1,100,333
3.95% 5/15/50	3,282,000	3,667,291
Valero Energy Corp.:
2.7% 4/15/23	1,663,000	1,724,094
2.85% 4/15/25	957,000	1,014,730
Western Gas Partners LP:
3.95% 6/1/25	868,000	901,895
4.5% 3/1/28	2,000,000	2,135,000
4.65% 7/1/26	9,056,000	9,664,382
4.75% 8/15/28	1,155,000	1,247,400
		316,934,817

TOTAL ENERGY		319,637,017

FINANCIALS - 16.1%
Banks - 6.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	31,658,362
3.3% 1/11/23	4,342,000	4,531,963
3.419% 12/20/28 (b)	18,965,000	20,654,960
3.5% 4/19/26	5,024,000	5,534,734
3.864% 7/23/24 (b)	4,370,000	4,659,549
3.95% 4/21/25	4,125,000	4,526,978
4.2% 8/26/24	19,977,000	21,899,490
4.25% 10/22/26	4,261,000	4,811,366
4.45% 3/3/26	1,517,000	1,723,001
Barclays PLC:
2.852% 5/7/26 (b)	8,092,000	8,548,978
4.375% 1/12/26	6,221,000	6,965,598
5.088% 6/20/30 (b)	7,347,000	8,562,837
5.2% 5/12/26	6,222,000	7,106,395
BNP Paribas SA 2.219% 6/9/26 (a)(b)	7,541,000	7,771,806
CIT Group, Inc. 3.929% 6/19/24 (b)	1,670,000	1,759,763
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,288,669
3.352% 4/24/25 (b)	4,959,000	5,284,076
3.875% 3/26/25	9,500,000	10,422,107
4.05% 7/30/22	1,800,000	1,870,111
4.3% 11/20/26	1,733,000	1,956,311
4.412% 3/31/31 (b)	10,622,000	12,402,963
4.45% 9/29/27	17,100,000	19,536,683
4.6% 3/9/26	2,195,000	2,498,350
5.5% 9/13/25	5,524,000	6,434,299
Citizens Financial Group, Inc. 2.638% 9/30/32	4,857,000	4,857,096
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,767,821
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	7,240,000	7,533,811
Discover Bank 4.2% 8/8/23	2,849,000	3,067,686
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,383,166
4.95% 3/31/30	1,425,000	1,719,706
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,719,353
5.71% 1/15/26 (a)	9,864,000	11,157,518
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	4,318,000	4,536,088
3.797% 7/23/24 (b)	5,719,000	6,093,758
3.875% 9/10/24	43,751,000	47,691,657
4.125% 12/15/26	14,080,000	15,926,112
4.493% 3/24/31 (b)	12,800,000	15,158,740
NatWest Markets PLC 2.375% 5/21/23 (a)	8,695,000	8,997,699
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,319,704
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	4,651,000	4,908,025
5.125% 5/28/24	20,522,000	22,791,490
6% 12/19/23	10,433,000	11,702,037
6.1% 6/10/23	13,369,000	14,649,323
6.125% 12/15/22	8,239,000	8,864,495
Societe Generale:
1.038% 6/18/25 (a)(b)	15,820,000	15,749,335
1.488% 12/14/26 (a)(b)	9,735,000	9,646,558
Synchrony Bank 3% 6/15/22	4,542,000	4,644,381
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,736,747
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,563,000	4,774,135
4.478% 4/4/31 (b)	14,300,000	16,902,395
5.013% 4/4/51 (b)	21,093,000	28,894,044
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	4,079,080
		509,681,309
Capital Markets - 4.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	6,011,858
4.25% 2/15/24	4,287,000	4,658,189
Ares Capital Corp.:
3.875% 1/15/26	12,461,000	13,348,739
4.2% 6/10/24	8,906,000	9,568,060
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	11,007,164
3.75% 3/26/25	4,660,000	5,054,732
3.8% 6/9/23	8,582,000	9,095,000
3.869% 1/12/29 (a)(b)	4,020,000	4,426,719
4.194% 4/1/31 (a)(b)	9,619,000	10,810,107
4.55% 4/17/26	2,575,000	2,916,476
Deutsche Bank AG 4.5% 4/1/25	11,961,000	12,917,447
Deutsche Bank AG New York Branch:
3.3% 11/16/22	9,310,000	9,644,881
5% 2/14/22	9,082,000	9,330,435
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,083,236
3.2% 2/23/23	7,150,000	7,459,414
3.691% 6/5/28 (b)	41,645,000	45,980,599
3.8% 3/15/30	15,490,000	17,409,128
4.25% 10/21/25	2,269,000	2,536,535
6.75% 10/1/37	2,246,000	3,270,564
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,614,835
3.75% 3/24/25	5,075,000	5,563,498
4.875% 2/15/24	2,240,000	2,460,191
Morgan Stanley:
3.125% 1/23/23	26,000,000	27,107,963
3.125% 7/27/26	21,964,000	23,797,502
3.622% 4/1/31 (b)	10,036,000	11,202,728
3.625% 1/20/27	11,000,000	12,197,019
3.737% 4/24/24 (b)	5,000,000	5,288,029
4.431% 1/23/30 (b)	4,395,000	5,146,065
4.875% 11/1/22	7,751,000	8,188,570
5% 11/24/25	14,636,000	16,873,492
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,473,170
State Street Corp. 2.825% 3/30/23 (b)	681,000	693,732
UBS Group AG 4.125% 9/24/25 (a)	5,261,000	5,869,329
		341,005,406
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	6,270,374
3.5% 5/26/22	348,000	356,335
3.5% 1/15/25	8,300,000	8,796,064
4.125% 7/3/23	4,192,000	4,447,607
4.45% 4/3/26	3,126,000	3,433,009
4.875% 1/16/24	5,015,000	5,459,529
6.5% 7/15/25	3,625,000	4,251,810
Ally Financial, Inc.:
1.45% 10/2/23	2,209,000	2,241,881
3.05% 6/5/23	9,631,000	10,050,349
5.125% 9/30/24	2,138,000	2,408,614
5.8% 5/1/25	5,237,000	6,085,822
8% 11/1/31	2,703,000	3,884,342
Capital One Financial Corp.:
2.6% 5/11/23	7,472,000	7,758,174
3.65% 5/11/27	13,479,000	14,961,359
3.8% 1/31/28	7,057,000	7,949,534
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,281,185
3.95% 11/6/24	2,847,000	3,102,841
4.1% 2/9/27	2,853,000	3,192,395
4.5% 1/30/26	4,686,000	5,290,235
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	18,727,686
5.584% 3/18/24	6,246,000	6,840,619
5.596% 1/7/22	6,152,000	6,278,239
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,559,973
3.95% 12/1/27	7,681,000	8,562,081
4.25% 8/15/24	6,688,000	7,308,171
4.375% 3/19/24	5,468,000	5,951,389
5.15% 3/19/29	8,400,000	9,942,627
Toyota Motor Credit Corp. 2.9% 3/30/23	7,749,000	8,093,808
		178,486,052
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,252,649
4.05% 7/1/30	5,065,000	5,667,015
4.125% 6/15/26	4,647,000	5,171,671
4.125% 5/15/29	5,051,000	5,658,793
Equitable Holdings, Inc.:
3.9% 4/20/23	677,000	715,732
4.35% 4/20/28	4,250,000	4,872,786
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,706,182
Pine Street Trust I 4.572% 2/15/29 (a)	5,707,000	6,535,551
Pine Street Trust II 5.568% 2/15/49 (a)	5,700,000	7,490,392
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	3,033,967
		52,104,738
Insurance - 1.8%
AIA Group Ltd.:
3.2% 9/16/40 (a)	3,487,000	3,596,476
3.375% 4/7/30 (a)	7,358,000	8,105,789
American International Group, Inc.:
2.5% 6/30/25	11,900,000	12,557,478
3.4% 6/30/30	11,900,000	13,049,562
3.75% 7/10/25	8,311,000	9,158,321
4.875% 6/1/22	3,597,000	3,744,201
Five Corners Funding Trust II 2.85% 5/15/30 (a)	9,549,000	10,056,782
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,781,229
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,662,838
4.75% 3/15/39	1,825,000	2,330,312
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	5,810,000	6,162,424
MetLife, Inc. 4.55% 3/23/30	11,500,000	13,781,215
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,740,668
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	6,627,173
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,501,950
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,931,348
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,952,972
Unum Group:
3.875% 11/5/25	4,860,000	5,319,144
4% 3/15/24	5,930,000	6,392,036
4% 6/15/29	4,410,000	4,950,262
5.75% 8/15/42	7,278,000	9,094,064
		138,496,244

TOTAL FINANCIALS		1,219,773,749

HEALTH CARE - 1.3%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	6,868,000	6,983,813
Health Care Providers & Services - 0.8%
Centene Corp.:
2.45% 7/15/28	8,315,000	8,427,253
3.375% 2/15/30	5,100,000	5,331,132
4.25% 12/15/27	5,745,000	6,053,794
4.625% 12/15/29	8,925,000	9,815,447
Cigna Corp.:
3.05% 10/15/27	3,200,000	3,455,600
4.375% 10/15/28	6,064,000	7,052,628
4.8% 8/15/38	3,776,000	4,702,739
4.9% 12/15/48	3,772,000	4,857,745
CVS Health Corp.:
3% 8/15/26	625,000	674,117
3.625% 4/1/27	1,795,000	1,989,138
3.7% 3/9/23	340,000	358,065
4.78% 3/25/38	5,967,000	7,340,879
HCA Holdings, Inc. 4.75% 5/1/23	215,000	230,369
Toledo Hospital 5.325% 11/15/28	2,109,000	2,489,504
		62,778,410
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,861,894
Elanco Animal Health, Inc. 5.9% 8/28/28 (b)	1,334,000	1,561,140
Mylan NV 4.55% 4/15/28	4,000,000	4,593,635
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	1,463,000	1,457,865
Utah Acquisition Sub, Inc. 3.95% 6/15/26	2,549,000	2,807,816
Viatris, Inc.:
1.125% 6/22/22 (a)	3,058,000	3,079,807
1.65% 6/22/25 (a)	983,000	994,276
2.7% 6/22/30 (a)	4,997,000	5,052,876
3.85% 6/22/40 (a)	2,177,000	2,315,199
4% 6/22/50 (a)	3,759,000	3,975,252
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,712,564
		32,412,324

TOTAL HEALTH CARE		102,174,547

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	2,268,000	2,465,099
The Boeing Co.:
5.04% 5/1/27	2,962,000	3,417,638
5.15% 5/1/30	2,962,000	3,507,467
5.705% 5/1/40	3,000,000	3,863,649
5.805% 5/1/50	3,000,000	4,039,893
5.93% 5/1/60	2,960,000	4,087,341
		21,381,087
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,121,071
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,361,244
3% 9/15/23	877,000	916,746
3.375% 7/1/25	6,445,000	6,922,780
3.75% 2/1/22	4,522,000	4,583,129
3.875% 7/3/23	5,581,000	5,920,300
4.25% 2/1/24	5,740,000	6,223,947
4.25% 9/15/24	3,565,000	3,886,092
		29,814,238
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	2,088,000	2,226,815
4.25% 4/15/26 (a)	1,580,000	1,712,208
4.375% 5/1/26 (a)	4,673,000	5,079,501
5.25% 5/15/24 (a)	3,813,000	4,193,646
		13,212,170

TOTAL INDUSTRIALS		65,528,566

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	4,500,000	4,881,885
5.85% 7/15/25	1,294,000	1,518,140
6.02% 6/15/26	1,564,000	1,877,623
6.1% 7/15/27	2,376,000	2,911,012
6.2% 7/15/30	2,056,000	2,643,708
		13,832,368
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (a)	1,663,000	1,662,288
2.45% 2/15/31 (a)	14,151,000	13,906,111
2.6% 2/15/33 (a)	14,151,000	13,837,821
3.5% 2/15/41 (a)	11,428,000	11,691,173
3.75% 2/15/51 (a)	5,363,000	5,598,483
Micron Technology, Inc. 2.497% 4/24/23	7,020,000	7,256,013
		53,951,889
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	6,494,000	6,582,722
2.3% 3/25/28	10,259,000	10,525,806
2.8% 4/1/27	5,858,000	6,212,025
2.875% 3/25/31	10,770,000	11,201,643
3.6% 4/1/40	5,860,000	6,180,882
		40,703,078

TOTAL INFORMATION TECHNOLOGY		108,487,335

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,167,000	5,076,449
American Homes 4 Rent 2.375% 7/15/31	753,000	741,803
Boston Properties, Inc.:
3.25% 1/30/31	3,880,000	4,154,872
3.85% 2/1/23	4,708,000	4,916,109
4.5% 12/1/28	3,891,000	4,534,959
Corporate Office Properties LP:
2.25% 3/15/26	1,664,000	1,709,588
2.75% 4/15/31	1,215,000	1,224,168
5% 7/1/25	3,156,000	3,553,202
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,221,216
3.75% 12/1/24	1,576,000	1,712,101
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,393,444
3.5% 8/1/26	1,366,000	1,500,462
Healthpeak Properties, Inc.:
3.25% 7/15/26	573,000	621,647
3.5% 7/15/29	656,000	724,363
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,901,422
Lexington Corporate Properties Trust:
2.7% 9/15/30	1,827,000	1,857,147
4.4% 6/15/24	1,441,000	1,564,135
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	5,250,000	5,238,826
3.375% 2/1/31	3,348,000	3,439,340
3.625% 10/1/29	5,913,000	6,333,408
4.375% 8/1/23	1,241,000	1,321,106
4.5% 1/15/25	2,677,000	2,923,627
4.5% 4/1/27	16,195,000	18,107,260
4.75% 1/15/28	6,382,000	7,192,565
4.95% 4/1/24	1,354,000	1,472,967
5.25% 1/15/26	5,686,000	6,484,547
Realty Income Corp. 3.25% 1/15/31	1,020,000	1,111,228
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	1,055,886
5% 12/15/23	737,000	796,545
Retail Properties America, Inc.:
4% 3/15/25	6,232,000	6,640,351
4.75% 9/15/30	9,714,000	10,761,022
Simon Property Group LP 2.45% 9/13/29	1,628,000	1,675,046
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,389,730
4.25% 2/1/26	2,954,000	3,198,682
Store Capital Corp.:
2.75% 11/18/30	8,724,000	8,781,711
4.625% 3/15/29	1,793,000	2,039,343
Ventas Realty LP:
3% 1/15/30	7,629,000	7,973,514
3.125% 6/15/23	1,289,000	1,341,891
3.5% 2/1/25	6,443,000	6,953,001
4% 3/1/28	2,243,000	2,515,696
4.125% 1/15/26	1,557,000	1,739,832
4.375% 2/1/45	763,000	865,210
4.75% 11/15/30	10,016,000	11,912,859
VEREIT Operating Partnership LP:
2.2% 6/15/28	797,000	808,665
2.85% 12/15/32	980,000	1,023,725
3.4% 1/15/28	1,593,000	1,732,423
Vornado Realty LP 2.15% 6/1/26	1,884,000	1,909,308
Weingarten Realty Investors 3.375% 10/15/22	812,000	835,095
WP Carey, Inc.:
2.4% 2/1/31	3,800,000	3,780,070
3.85% 7/15/29	1,275,000	1,411,150
4% 2/1/25	5,360,000	5,845,465
		188,018,181
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,744,251
3.95% 11/15/27	4,613,000	5,013,034
4.1% 10/1/24	5,070,000	5,497,933
4.55% 10/1/29	5,842,000	6,544,669
CBRE Group, Inc. 2.5% 4/1/31	5,567,000	5,637,883
Post Apartment Homes LP 3.375% 12/1/22	790,000	815,282
Sun Communities Operating LP 2.7% 7/15/31	3,517,000	3,516,644
Tanger Properties LP:
3.125% 9/1/26	6,109,000	6,392,278
3.75% 12/1/24	3,470,000	3,698,304
3.875% 12/1/23	814,000	860,663
		43,720,941

TOTAL REAL ESTATE		231,739,122

UTILITIES - 1.4%
Electric Utilities - 0.7%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	3,447,000	3,558,841
3.743% 5/1/26	13,180,000	14,378,169
Duke Energy Corp. 2.45% 6/1/30	2,783,000	2,813,938
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,321,000	1,297,749
2.775% 1/7/32 (a)(d)	4,571,000	4,606,181
5.9% 12/1/21 (a)	2,664,000	2,722,781
Entergy Corp. 2.8% 6/15/30	2,856,000	2,972,396
Eversource Energy 2.8% 5/1/23	5,110,000	5,295,774
Exelon Corp.:
4.05% 4/15/30	1,740,000	1,981,750
4.7% 4/15/50	775,000	978,915
FirstEnergy Corp. 7.375% 11/15/31	5,363,000	7,344,682
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,157,000	2,320,699
		50,271,875
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,761,264	2,151,825
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	1,891,000	2,065,350
The AES Corp.:
3.3% 7/15/25 (a)	8,591,000	9,167,456
3.95% 7/15/30 (a)	7,492,000	8,192,502
		19,425,308
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	12,432,000	13,803,739
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	790,000	868,194
NiSource, Inc. 2.95% 9/1/29	8,554,000	9,060,773
Puget Energy, Inc.:
4.1% 6/15/30	3,363,000	3,763,742
6% 9/1/21	4,807,000	4,852,806
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (b)(c)	1,426,000	1,309,367
		33,658,621

TOTAL UTILITIES		105,507,629

TOTAL NONCONVERTIBLE BONDS
(Cost $2,396,484,320)		2,631,808,136

U.S. Government and Government Agency Obligations - 35.4%
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$5,193,700	$5,889,195
0.75% 2/15/45	38,371,597	47,390,131
1% 2/15/49	18,370,584	24,774,881
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/30	54,683,475	60,358,194
0.25% 7/15/29	3,038,098	3,381,450

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		141,793,851

U.S. Treasury Obligations - 33.5%
U.S. Treasury Bonds:
1.125% 5/15/40	40,277,000	34,770,379
2.375% 5/15/51	362,829,000	387,376,650
3% 2/15/47	82,326,600	97,801,428
U.S. Treasury Notes:
0.125% 8/15/23	114,167,000	113,814,687
0.25% 5/15/24	22,287,000	22,165,118
0.25% 7/31/25	272,299,000	267,150,847
0.375% 12/31/25	56,831,000	55,754,319
0.75% 3/31/26	169,769,000	169,006,365
0.75% 4/30/26	135,000,000	134,314,454
1.125% 2/15/31 (e)	358,260,000	347,792,091
1.25% 5/31/28	419,132,000	420,179,813
1.25% 6/30/28	56,100,000	56,187,656
1.625% 9/30/26	102,917,300	106,627,951
1.625% 5/15/31 (e)	81,269,000	82,513,432
2.125% 3/31/24	60,434,000	63,271,565
2.125% 11/30/24	11,586,000	12,203,317
2.5% 1/31/24	77,300,000	81,554,519
2.5% 2/28/26	73,467,000	79,103,296

TOTAL U.S. TREASURY OBLIGATIONS		2,531,587,887

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,641,295,177)		2,673,381,738

U.S. Government Agency - Mortgage Securities - 13.8%
Fannie Mae - 4.5%
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (b)(c)	7,731	8,083
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	8,126	8,549
12 month U.S. LIBOR + 1.670% 2.184% 11/1/36 (b)(c)	132,957	139,867
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (b)(c)	63,128	66,194
12 month U.S. LIBOR + 1.730% 2.053% 5/1/36 (b)(c)	61,558	64,994
12 month U.S. LIBOR + 1.750% 2.173% 7/1/35 (b)(c)	7,457	7,846
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (b)(c)	60,091	63,488
12 month U.S. LIBOR + 1.800% 2.695% 7/1/41 (b)(c)	53,891	56,722
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	35,571	37,612
12 month U.S. LIBOR + 1.810% 2.617% 7/1/41 (b)(c)	54,808	57,923
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (b)(c)	38,976	41,267
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	19,890	20,503
12 month U.S. LIBOR + 1.950% 2.283% 7/1/37 (b)(c)	17,757	18,897
12 month U.S. LIBOR + 1.950% 2.519% 9/1/36 (b)(c)	51,615	54,068
6 month U.S. LIBOR + 1.310% 1.563% 5/1/34 (b)(c)	47,237	48,830
6 month U.S. LIBOR + 1.420% 1.535% 9/1/33 (b)(c)	68,128	70,266
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (b)(c)	5,273	5,488
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	8,996	9,396
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.276% 10/1/33 (b)(c)	120,187	126,611
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (b)(c)	6,135	6,487
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.363% 8/1/36 (b)(c)	213,295	226,078
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	14,574	15,333
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.557% 5/1/35 (b)(c)	20,003	21,113
2.5% 7/1/31 to 10/1/50	36,871,545	38,509,040
3% 8/1/27 to 4/1/51	124,918,464	131,918,265
3.5% 1/1/34 to 1/1/51	64,290,849	68,751,482
4% 11/1/31 to 11/1/49	54,963,693	59,649,442
4.5% to 4.5% 5/1/25 to 9/1/49	31,361,227	34,441,749
5% 12/1/22 to 5/1/44	1,338,743	1,509,872
6% 10/1/34 to 1/1/42	4,520,126	5,323,038
6.5% 12/1/23 to 8/1/36	831,237	964,083
7% to 7% 11/1/23 to 8/1/32	158,987	176,417
7.5% to 7.5% 9/1/22 to 11/1/31	166,529	189,829
8% 1/1/30 to 3/1/30	856	935
8.5% 3/1/25 to 6/1/25	234	258

TOTAL FANNIE MAE		342,610,025

Freddie Mac - 2.7%
12 month U.S. LIBOR + 1.370% 1.812% 3/1/36 (b)(c)	57,084	59,657
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (b)(c)	13,814	14,596
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (b)(c)	43,217	45,564
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (b)(c)	63,968	67,703
12 month U.S. LIBOR + 1.910% 2.195% 5/1/41 (b)(c)	80,639	85,361
12 month U.S. LIBOR + 1.910% 2.426% 6/1/41 (b)(c)	83,508	88,390
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	21,690	22,963
12 month U.S. LIBOR + 2.030% 2.567% 3/1/33 (b)(c)	1,145	1,202
12 month U.S. LIBOR + 2.160% 2.535% 11/1/35 (b)(c)	15,475	16,395
6 month U.S. LIBOR + 1.650% 1.905% 4/1/35 (b)(c)	70,555	73,721
6 month U.S. LIBOR + 2.680% 2.935% 10/1/35 (b)(c)	11,073	11,712
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.369% 1/1/35 (b)(c)	7,786	8,233
2.5% 8/1/32 to 11/1/50	31,946,723	33,194,951
3% 6/1/31 to 6/1/50	36,930,065	39,160,239
3.5% 3/1/32 to 2/1/50	62,086,187	66,409,907
4% 5/1/37 to 6/1/48	35,131,396	38,220,499
4.5% 7/1/25 to 10/1/48	21,648,445	23,852,770
5% 1/1/40 to 6/1/41	1,565,455	1,780,098
6% 4/1/32 to 8/1/37	445,647	516,481
7.5% 8/1/26 to 11/1/31	16,836	19,545
8% 4/1/27 to 5/1/27	1,336	1,505
8.5% 5/1/27 to 1/1/28	2,950	3,309

TOTAL FREDDIE MAC		203,654,801

Ginnie Mae - 4.8%
3% 12/20/42 to 7/20/50	64,440,770	67,562,457
3.5% 12/20/40 to 6/20/50	46,316,507	49,109,354
4% 2/15/40 to 4/20/48	33,175,079	36,118,555
4.5% 5/15/39 to 5/20/41	6,246,691	7,038,751
5% 3/15/39 to 4/20/48	4,008,754	4,450,279
6.5% 4/15/35 to 11/15/35	60,119	70,686
7% 1/15/28 to 7/15/32	483,862	554,130
7.5% to 7.5% 4/15/22 to 10/15/28	101,766	113,378
8% 3/15/30 to 9/15/30	8,120	9,507
2% 7/1/51 (d)	3,650,000	3,718,530
2% 7/1/51 (d)	2,450,000	2,496,000
2% 7/1/51 (d)	6,100,000	6,214,530
2% 7/1/51 (d)	14,650,000	14,925,060
2% 7/1/51 (d)	8,550,000	8,710,530
2% 7/1/51 (d)	7,000,000	7,131,428
2% 7/1/51 (d)	3,500,000	3,565,714
2% 7/1/51 (d)	3,950,000	4,024,163
2% 7/1/51 (d)	2,400,000	2,445,061
2% 7/1/51 (d)	10,425,000	10,620,734
2% 8/1/51 (d)	5,050,000	5,135,544
2% 8/1/51 (d)	10,950,000	11,135,486
2% 8/1/51 (d)	11,000,000	11,186,333
2.5% 1/20/51 to 3/20/51	37,088,621	38,434,121
2.5% 7/1/51 (d)	1,650,000	1,707,592
2.5% 7/1/51 (d)	2,350,000	2,432,025
2.5% 7/1/51 (d)	4,675,000	4,838,177
2.5% 7/1/51 (d)	4,450,000	4,605,323
2.5% 8/1/51 (d)	3,400,000	3,512,432
3% 7/1/51 (d)	4,400,000	4,590,183
3% 7/1/51 (d)	7,000,000	7,302,565
3% 7/1/51 (d)	2,650,000	2,764,542
3% 7/1/51 (d)	2,225,000	2,321,172
3% 7/1/51 (d)	2,075,000	2,164,689
3% 8/1/51 (d)	3,850,000	4,014,305
3% 8/1/51 (d)	1,650,000	1,720,416
3% 8/1/51 (d)	800,000	834,141
3% 8/1/51 (d)	450,000	469,204
3.5% 7/1/51 (d)	4,450,000	4,674,029
3.5% 7/1/51 (d)	550,000	577,689
3.5% 7/1/51 (d)	1,450,000	1,522,998
3.5% 7/1/51 (d)	1,750,000	1,838,101
3.5% 7/1/51 (d)	2,450,000	2,573,342
3.5% 7/1/51 (d)	1,750,000	1,838,101
3.5% 7/1/51 (d)	1,050,000	1,102,861
3.5% 7/1/51 (d)	150,000	157,552
3.5% 7/1/51 (d)	325,000	341,362
3.5% 7/1/51 (d)	1,075,000	1,129,119
3.5% 7/1/51 (d)	350,000	367,620
3.5% 7/1/51 (d)	700,000	735,240
3.5% 7/1/51 (d)	350,000	367,620
3.5% 7/1/51 (d)	725,000	761,499
3.5% 8/1/51 (d)	200,000	210,178
3.5% 8/1/51 (d)	200,000	210,178
3.5% 8/1/51 (d)	400,000	420,356
3.5% 8/1/51 (d)	700,000	735,623
3.5% 8/1/51 (d)	850,000	893,257

TOTAL GINNIE MAE		358,503,822

Uniform Mortgage Backed Securities - 1.8%
2% 7/1/51 (d)	8,750,000	8,841,047
2% 7/1/51 (d)	9,350,000	9,447,290
2% 7/1/51 (d)	8,550,000	8,638,966
2% 7/1/51 (d)	5,150,000	5,203,588
2% 7/1/51 (d)	3,775,000	3,814,280
2% 7/1/51 (d)	1,800,000	1,818,730
2% 7/1/51 (d)	1,925,000	1,945,030
2% 7/1/51 (d)	8,400,000	8,487,405
2% 7/1/51 (d)	1,200,000	1,212,486
2% 8/1/51 (d)	6,300,000	6,353,003
2% 8/1/51 (d)	6,300,000	6,353,003
2% 8/1/51 (d)	4,050,000	4,084,073
2% 8/1/51 (d)	7,100,000	7,159,734
2% 8/1/51 (d)	6,650,000	6,705,948
2.5% 7/1/51 (d)	3,000,000	3,102,890
2.5% 7/1/51 (d)	2,200,000	2,275,453
2.5% 7/1/51 (d)	1,750,000	1,810,019
2.5% 7/1/51 (d)	1,800,000	1,861,734
2.5% 7/1/51 (d)	1,900,000	1,965,164
2.5% 8/1/51 (d)	1,900,000	1,961,453
2.5% 8/1/51 (d)	1,800,000	1,858,218
3% 7/1/51 (d)	14,125,000	14,725,315
3% 7/1/51 (d)	8,800,000	9,174,002
3.5% 7/1/51 (d)	3,750,000	3,946,873
3.5% 7/1/51 (d)	2,500,000	2,631,249
3.5% 7/1/51 (d)	2,750,000	2,894,374
3.5% 7/1/51 (d)	2,600,000	2,736,499
3.5% 8/1/51 (d)	1,800,000	1,895,624
3.5% 8/1/51 (d)	1,800,000	1,895,624

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		134,799,074

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,022,671,500)		1,039,567,722

Asset-Backed Securities - 5.8%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,441,357	$2,344,047
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,526,736	3,495,108
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	5,728,056	5,600,862
Class B, 4.458% 10/16/39 (a)	1,029,046	846,899
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 7/22/32 (a)(b)(c)	8,377,000	8,377,637
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5638% 10/15/31 (a)(b)(c)	4,716,000	4,724,583
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	6,650,000	6,644,673
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 4/20/34 (a)(b)(c)	10,213,000	10,212,898
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5183% 1/20/33 (a)(b)(c)	3,021,000	3,025,942
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 0% 7/20/34 (a)(b)(c)	4,995,000	5,005,005
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,802,614	2,769,033
Class B, 4.335% 1/16/40 (a)	473,101	331,988
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 10/15/32 (a)(b)(c)	5,467,000	5,469,094
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	6,350,000	6,358,515
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2149% 4/25/34 (a)(b)(c)	3,389,000	3,374,742
Ares LV CLO Ltd.:
Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.8838% 4/15/31 (a)(b)(c)	5,831,000	5,831,000
Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 0% 7/15/34 (a)(b)(c)	6,296,000	6,296,000
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.6679% 4/15/34 (a)(b)(c)	7,085,000	7,086,261
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4398% 4/17/33 (a)(b)(c)	2,171,000	2,179,115
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5838% 10/15/32 (a)(b)(c)	7,485,000	7,493,810
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.02% 4/25/34 (a)(b)(c)	7,442,000	7,444,634
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	6,750,000	6,750,344
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5198% 1/17/33 (a)(b)(c)	2,958,000	2,964,108
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	7,133,162	7,119,421
Class AA, 2.487% 12/16/41 (a)(b)	1,135,021	1,142,212
Series 2021-1A Class A, 2.443% 7/15/46 (a)	9,187,000	9,240,138
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1738% 4/15/29 (a)(b)(c)	6,492,000	6,474,407
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	5,463,000	5,462,536
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,137,875	5,130,839
Class B, 5.095% 4/15/39 (a)	2,529,234	2,421,084
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	5,091,052	5,072,795
Series 2021-1A Class A, 3.474% 1/15/46 (a)	1,934,404	1,967,550
Cedar Funding Ltd. Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5283% 10/20/32 (a)(b)(c)	4,495,000	4,503,923
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.4458% 10/25/32 (a)(b)(c)	3,720,000	3,721,313
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.2383% 4/20/34 (a)(b)(c)	6,155,000	6,160,552
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8883% 7/20/31 (a)(b)(c)	6,101,000	6,124,898
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	6,800,000	6,784,210
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	8,900,000	8,909,576
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,445,268	3,487,575
Class A2II, 4.03% 11/20/47 (a)	5,832,090	6,211,642
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.4938% 7/15/32 (a)(b)(c)	5,140,000	5,140,247
Dryden CLO, Ltd.:
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5183% 10/20/32 (a)(b)(c)	5,921,000	5,929,621
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	2,840,000	2,842,386
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5338% 10/15/32 (a)(b)(c)	5,478,000	5,482,207
Dryden Senior Loan Fund Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3698% 4/17/33 (a)(b)(c)	4,300,000	4,304,494
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 10/15/30 (a)(b)(c)	6,500,000	6,510,186
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5538% 10/15/32 (a)(b)(c)	6,730,000	6,738,998
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4338% 1/15/34 (a)(b)(c)	1,450,000	1,451,122
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4759% 11/16/32 (a)(b)(c)	6,083,000	6,090,470
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.11% 7/19/34 (a)(b)(c)	4,541,000	4,541,450
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4553% 11/20/33 (a)(b)(c)	6,330,000	6,339,710
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,628,534	2,667,023
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,589,723	2,546,342
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	3,200,000	3,204,022
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1038% 1/22/28 (a)(b)(c)	4,665,229	4,662,188
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (a)(b)(c)	7,130,000	7,148,545
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.4838% 7/15/32 (a)(b)(c)	6,816,000	6,817,977
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC:
Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 7/15/31 (a)(b)(c)	6,840,000	6,840,000
Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.12% 7/15/34 (a)(b)(c)	4,532,000	4,532,000
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3879% 1/22/31 (a)(b)(c)	1,870,000	1,870,039
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 10/15/32 (a)(b)(c)	2,954,000	2,962,251
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 1/15/33 (a)(b)(c)	9,042,000	9,049,550
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.2083% 4/20/34 (a)(b)(c)	5,944,000	5,951,032
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (a)(b)(c)	6,210,000	6,207,516
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/30 (a)(b)(c)	6,512,000	6,496,873
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4898% 7/17/32 (a)(b)(c)	6,261,000	6,261,000
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3365% 1/25/36 (b)(c)	364,999	365,713
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,773,310	4,827,105
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,781,572	4,687,934
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.12% 4/20/34 (a)(b)(c)	8,492,000	8,499,643
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	5,300,874	5,273,205
Class B, 4.335% 3/15/40 (a)	521,805	456,609
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	6,201,000	6,506,988
1.884% 7/15/50 (a)	2,389,000	2,419,732
2.328% 7/15/52 (a)	1,826,000	1,893,717
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 1/15/34 (a)(b)(c)	3,860,000	3,864,300
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1653% 4/19/34 (a)(b)(c)	7,544,000	7,546,965
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (a)(b)(c)	5,410,000	5,403,308
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1883% 1/20/29 (a)(b)(c)	4,342,000	4,344,141
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9515% 9/25/34 (b)(c)	8,753	8,172
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,259,948	6,227,514
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,664,383	7,598,420
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.8836% 7/16/31 (a)(b)(c)	6,885,000	6,886,632
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4583% 7/20/32 (a)(b)(c)	6,552,000	6,552,236
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7898% 7/19/31 (a)(b)(c)	6,400,000	6,401,434
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4883% 10/20/31 (a)(b)(c)	8,400,000	8,403,360
TOTAL ASSET-BACKED SECURITIES
(Cost $434,835,768)		435,315,346

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (b)(c)	2,211	2,165
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	86,864	91,630
Series 1999-57 Class PH, 6.5% 12/25/29	127,315	143,857
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	48,748	49,069
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.7522% 6/16/37 (b)(g)	13,470	24,035

TOTAL U.S. GOVERNMENT AGENCY		308,591

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $266,975)		310,756

Commercial Mortgage Securities - 3.0%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.823% 11/15/30 (a)(b)(c)	5,790,000	5,869,859
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,989,503
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	860,581
Class CNM, 3.8425% 11/5/32 (a)(b)	358,000	340,846
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	385,000	431,179
Series 2019-BN21 Class A5, 2.851% 10/17/52	658,000	703,628
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,371,000	1,571,960
Series 2019-B10 Class A4, 3.717% 3/15/62	1,271,000	1,433,944
Series 2018-B8 Class A5, 4.2317% 1/15/52	9,399,000	10,920,160
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.123% 11/15/28 (a)(b)(c)	3,518,000	3,562,230
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.073% 12/15/36 (a)(b)(c)	3,424,853	3,424,853
Class C, 1 month U.S. LIBOR + 1.120% 1.193% 12/15/36 (a)(b)(c)	2,731,924	2,731,923
Class D, 1 month U.S. LIBOR + 1.250% 1.323% 12/15/36 (a)(b)(c)	4,238,123	4,238,121
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.873% 12/15/36 (a)(b)(c)	9,390,445	9,402,213
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.073% 11/15/32 (a)(b)(c)	5,026,998	5,042,747
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.698% 9/15/37 (a)(b)(c)	1,756,987	1,424,672
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 0.973% 11/15/35 (a)(b)(c)	1,117,900	1,118,265
Class F, 1 month U.S. LIBOR + 1.800% 1.873% 11/15/35 (a)(b)(c)	2,048,200	2,048,844
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.373% 4/15/34 (a)(b)(c)	3,284,000	3,282,024
Class C, 1 month U.S. LIBOR + 1.600% 1.673% 4/15/34 (a)(b)(c)	2,171,000	2,164,247
Class D, 1 month U.S. LIBOR + 1.900% 1.973% 4/15/34 (a)(b)(c)	2,279,000	2,266,190
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.153% 10/15/36 (a)(b)(c)	2,800,892	2,805,454
Class C, 1 month U.S. LIBOR + 1.250% 1.323% 10/15/36 (a)(b)(c)	3,521,483	3,524,913
Class D, 1 month U.S. LIBOR + 1.450% 1.523% 10/15/36 (a)(b)(c)	4,987,108	4,991,949
Class E, 1 month U.S. LIBOR + 1.800% 1.873% 10/15/36 (a)(b)(c)	7,007,661	7,014,421
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.673% 12/15/36 (a)(b)(c)	3,466,583	3,466,582
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.073% 4/15/34 (a)(b)(c)	5,400,000	5,399,999
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	10,096,000	10,168,248
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.193% 6/15/34 (a)(b)(c)	7,890,407	7,895,359
Class B, 1 month U.S. LIBOR + 1.500% 1.573% 6/15/34 (a)(b)(c)	1,553,660	1,549,759
Class C, 1 month U.S. LIBOR + 1.750% 1.823% 6/15/34 (a)(b)(c)	1,755,189	1,741,964
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,264,000	1,365,272
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.303% 5/15/36 (a)(b)(c)	3,291,000	3,295,123
Class C, 1 month U.S. LIBOR + 1.430% 1.503% 5/15/36 (a)(b)(c)	792,000	794,699
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,972,000	2,036,629
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,832,536
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,140,907
Class C, 4.9414% 4/15/36 (a)(b)	760,000	750,823
Class D, 4.9414% 4/15/36 (a)(b)	1,519,000	1,377,360
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.08% 7/15/38 (a)(b)(c)	3,953,000	3,964,111
Class B, 1 month U.S. LIBOR + 1.380% 1.38% 7/15/38 (a)(b)(c)	2,251,000	2,258,734
Class C, 1 month U.S. LIBOR + 1.700% 3.7% 7/15/38 (a)(b)(c)	1,660,000	1,666,740
Class D, 1 month U.S. LIBOR + 2.250% 2.25% 7/15/38 (a)(b)(c)	2,484,000	2,501,847
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.193% 8/15/37 (a)(b)(c)	4,400,000	4,404,142
Class B, 1 month U.S. LIBOR + 1.350% 1.423% 8/15/37 (a)(b)(c)	940,000	940,846
Class C, 1 month U.S. LIBOR + 1.600% 1.673% 8/15/37 (a)(b)(c)	500,000	501,401
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	767,008
Class DFX, 5.3503% 7/5/33 (a)	1,261,000	1,326,530
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,582,131
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.773% 3/15/38 (a)(b)(c)	7,294,000	7,302,772
Class B, 1 month U.S. LIBOR + 0.880% 0.953% 3/15/38 (a)(b)(c)	1,760,000	1,762,116
Class C, 1 month U.S. LIBOR + 1.100% 1.173% 3/15/38 (a)(b)(c)	1,107,000	1,109,111
Class D, 1 month U.S. LIBOR + 1.400% 1.473% 3/15/38 (a)(b)(c)	1,540,000	1,545,871
Class E, 1 month U.S. LIBOR + 1.750% 1.823% 3/15/38 (a)(b)(c)	1,346,000	1,350,187
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.223% 8/15/37 (a)(b)(c)	1,912,000	1,918,594
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.323% 8/15/33 (a)(b)(c)	4,160,105	4,151,300
Class C, 1 month U.S. LIBOR + 1.500% 1.573% 8/15/33 (a)(b)(c)	10,019,706	9,966,929
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,799,966
Series 2018-H4 Class A4, 4.31% 12/15/51	6,179,000	7,123,653
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	1,211,000	1,245,087
Class C, 3.283% 11/10/36 (a)(b)	1,162,000	1,177,870
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5434% 12/15/37 (a)(b)(c)	3,854,925	3,854,924
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,396,981	3,880,168
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.173% 3/15/36 (a)(b)(c)	3,084,717	3,076,918
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	5,760,000	5,779,264
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	370,000	375,053
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.273% 5/15/31 (a)(b)(c)	4,397,000	4,408,020
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,348,000	3,581,605
Series 2018-C48 Class A5, 4.302% 1/15/52	2,773,000	3,223,852
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $224,077,967)		225,526,736

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,296,162
7.55% 4/1/39	3,585,000	6,112,421
Series 2010, 6.65% 3/1/22	2,180,000	2,273,883
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	2,940,000	4,091,364
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	2,520,000	2,693,322
5.1% 6/1/33	4,805,000	5,649,923
Series 2010-1, 6.63% 2/1/35	12,290,000	15,349,452
Series 2010-3:
6.725% 4/1/35	9,480,000	11,939,734
7.35% 7/1/35	5,540,000	7,156,785
Series 2010-5, 6.2% 7/1/21	452,000	452,000
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240,000	9,389,138
TOTAL MUNICIPAL SECURITIES
(Cost $57,860,068)		66,404,184

Foreign Government and Government Agency Obligations - 0.6%
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	$6,600,000	$7,168,838
3.875% 4/16/50 (a)	5,700,000	6,579,225
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	3,150,000	3,370,500
3.25% 10/22/30 (a)	3,150,000	3,390,975
4.5% 4/22/60 (a)	2,400,000	2,905,200
State of Qatar:
3.4% 4/16/25 (a)	3,655,000	3,978,924
3.75% 4/16/30 (a)	7,435,000	8,442,443
4.4% 4/16/50 (a)	7,110,000	8,656,425
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $39,402,637)		44,492,530

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $5,891,786)	5,900,000	6,092,989

Bank Notes - 0.3%
Discover Bank:
3.2% 8/9/21	$6,841,000	$6,845,424
3.35% 2/6/23	3,206,000	3,339,869
4.682% 8/9/28 (b)	2,761,000	2,932,596
KeyBank NA 6.95% 2/1/28	800,000	1,018,499
Regions Bank 6.45% 6/26/37	7,720,000	10,904,238
TOTAL BANK NOTES
(Cost $20,750,732)		25,040,626
	Shares	Value

Money Market Funds - 15.3%
Fidelity Cash Central Fund 0.06% (h)	740,614,288	$740,762,411
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	417,703,503	417,745,274
TOTAL MONEY MARKET FUNDS
(Cost $1,158,507,292)		1,158,507,685
TOTAL INVESTMENT IN SECURITIES - 110.0%
(Cost $8,002,044,222)		8,306,448,448
NET OTHER ASSETS (LIABILITIES) - (10.0)%		(755,708,560)
NET ASSETS - 100%		$7,550,739,888

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 7/1/51	$(5,050,000)	$(5,144,816)
2% 7/1/51	(10,950,000)	(11,155,591)
2% 7/1/51	(11,000,000)	(11,206,529)
2.5% 7/1/51	(3,400,000)	(3,518,674)
3% 7/1/51	(3,850,000)	(4,016,410)
3% 7/1/51	(1,650,000)	(1,721,319)
3% 7/1/51	(9,200,000)	(9,597,656)
3% 7/1/51	(800,000)	(834,579)
3% 7/1/51	(450,000)	(469,451)
3.5% 7/1/51	(200,000)	(210,069)
3.5% 7/1/51	(6,300,000)	(6,617,164)
3.5% 7/1/51	(200,000)	(210,069)
3.5% 7/1/51	(400,000)	(420,137)
3.5% 7/1/51	(700,000)	(735,240)
3.5% 7/1/51	(850,000)	(892,792)

TOTAL GINNIE MAE		(56,750,496)

Uniform Mortgage Backed Securities
2% 7/1/51	(6,300,000)	(6,365,554)
2% 7/1/51	(6,300,000)	(6,365,554)
2% 7/1/51	(4,050,000)	(4,092,142)
2% 7/1/51	(7,100,000)	(7,173,878)
2% 7/1/51	(6,650,000)	(6,719,196)
2.5% 7/1/51	(1,900,000)	(1,965,164)
2.5% 7/1/51	(1,800,000)	(1,861,734)
2.5% 7/1/51	(1,800,000)	(1,861,734)
2.5% 7/1/51	(1,900,000)	(1,965,164)
3.5% 7/1/51	(1,800,000)	(1,894,499)
3.5% 7/1/51	(1,800,000)	(1,894,499)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(42,159,118)

TOTAL TBA SALE COMMITMENTS
(Proceeds $98,726,590)		$(98,909,614)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,034,176,513 or 13.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181,447
Fidelity Securities Lending Cash Central Fund	161,015
Total	$342,462

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$503,469,872	$1,126,674,038	$889,381,501	$3	$(1)	$740,762,411	1.2%
Fidelity Securities Lending Cash Central Fund 0.06%	76,593,713	2,538,732,396	2,197,580,835	--	--	417,745,274	1.2%
Total	$580,063,585	$3,665,406,434	$3,086,962,336	$3	$(1)	$1,158,507,685

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,631,808,136	$--	$2,631,808,136	$--
U.S. Government and Government Agency Obligations	2,673,381,738	--	2,673,381,738	--
U.S. Government Agency - Mortgage Securities	1,039,567,722	--	1,039,567,722	--
Asset-Backed Securities	435,315,346	--	435,315,346	--
Collateralized Mortgage Obligations	310,756	--	310,756	--
Commercial Mortgage Securities	225,526,736	--	225,526,736	--
Municipal Securities	66,404,184	--	66,404,184	--
Foreign Government and Government Agency Obligations	44,492,530	--	44,492,530	--
Supranational Obligations	6,092,989	--	6,092,989	--
Bank Notes	25,040,626	--	25,040,626	--
Money Market Funds	1,158,507,685	1,158,507,685	--	--
Total Investments in Securities:	$8,306,448,448	$1,158,507,685	$7,147,940,763	$--
Other Financial Instruments:
TBA Sale Commitments	$(98,909,614)	$--	$(98,909,614)	$--
Total Other Financial Instruments:	$(98,909,614)	$--	$(98,909,614)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
Cayman Islands	4.8%
United Kingdom	1.6%
Mexico	1.4%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® VIP Investment Grade Central Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $409,153,702) — See accompanying schedule: Unaffiliated issuers (cost $6,843,536,930)	$7,147,940,763
Fidelity Central Funds (cost $1,158,507,292)	1,158,507,685
Total Investment in Securities (cost $8,002,044,222)		$8,306,448,448
Receivable for investments sold		9,321,486
Receivable for TBA sale commitments		98,726,590
Receivable for fund shares sold		7,653,419
Interest receivable		38,362,066
Distributions receivable from Fidelity Central Funds		59,015
Total assets		8,460,571,024
Liabilities
Payable for investments purchased
Regular delivery	$99,149,904
Delayed delivery	293,993,974
TBA sale commitments, at value	98,909,614
Other payables and accrued expenses	32,370
Collateral on securities loaned	417,745,274
Total liabilities		909,831,136
Net Assets		$7,550,739,888
Net Assets consist of:
Paid in capital		$7,260,223,021
Total accumulated earnings (loss)		290,516,867
Net Assets		$7,550,739,888
Net Asset Value, offering price and redemption price per share ($7,550,739,888 ÷ 68,034,223 shares)		$110.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$82,280,879
Income from Fidelity Central Funds (including $161,015 from security lending)		342,462
Total income		82,623,341
Expenses
Custodian fees and expenses	$38,209
Independent trustees' fees and expenses	9,274
Total expenses before reductions	47,483
Expense reductions	(327)
Total expenses after reductions		47,156
Net investment income (loss)		82,576,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,108,219)
Fidelity Central Funds	3
Total net realized gain (loss)		(21,108,216)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(107,066,828)
Fidelity Central Funds	(1)
Delayed delivery commitments	39,660
Total change in net unrealized appreciation (depreciation)		(107,027,169)
Net gain (loss)		(128,135,385)
Net increase (decrease) in net assets resulting from operations		$(45,559,200)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,576,185	$172,173,870
Net realized gain (loss)	(21,108,216)	218,473,581
Change in net unrealized appreciation (depreciation)	(107,027,169)	195,420,624
Net increase (decrease) in net assets resulting from operations	(45,559,200)	586,068,075
Distributions to shareholders	(204,170,251)	(259,592,182)
Share transactions
Proceeds from sales of shares	520,294,518	1,038,954,518
Reinvestment of distributions	204,169,222	259,592,182
Cost of shares redeemed	(43,388,104)	(520,108,672)
Net increase (decrease) in net assets resulting from share transactions	681,075,636	778,438,028
Total increase (decrease) in net assets	431,346,185	1,104,913,921
Net Assets
Beginning of period	7,119,393,703	6,014,479,782
End of period	$7,550,739,888	$7,119,393,703
Other Information
Shares
Sold	4,649,806	9,164,163
Issued in reinvestment of distributions	1,830,987	2,283,601
Redeemed	(389,631)	(4,783,334)
Net increase (decrease)	6,091,162	6,664,430

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$114.93	$108.80	$102.31	$105.26	$104.18	$103.71
Income from Investment Operations
Net investment income (loss)A	1.250	3.026	3.371	3.163	2.887	3.167
Net realized and unrealized gain (loss)	(2.066)	7.583	6.606	(3.209)	1.693	1.659
Total from investment operations	(.816)	10.609	9.977	(.046)	4.580	4.826
Distributions from net investment income	(1.160)	(3.070)	(3.487)	(2.904)	(2.985)	(3.096)
Distributions from net realized gain	(1.974)	(1.409)	–	–	(.515)	(1.260)
Total distributions	(3.134)	(4.479)	(3.487)	(2.904)	(3.500)	(4.356)
Net asset value, end of period	$110.98	$114.93	$108.80	$102.31	$105.26	$104.18
Total ReturnB,C	(.69)%	9.87%	9.87%	(.01)%	4.46%	4.70%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.27%G	2.68%	3.16%	3.09%	2.75%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$7,550,740	$7,119,394	$6,014,480	$5,269,137	$5,605,082	$4,865,507
Portfolio turnover rateH	184%G	169%	146%	92%	110%	162%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$353,234,484
Gross unrealized depreciation	(42,909,868)
Net unrealized appreciation (depreciation)	$310,324,616
Tax cost	$7,995,940,808

The Fund elected to defer to its next fiscal year approximately $3,694,241 of capital losses recognized during the period November 1, 2020 to December 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	1,686,495,376	1,667,612,068

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity VIP Investment Grade Central Fund	$17,542	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $327.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager Portfolio	4.4%
VIP Asset Manager: Growth Portfolio	0.4%
VIP Balanced Portfolio	24.5%
VIP Investment Grade Bond Portfolio	70.7%

9. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

VIP Investment Grade Central Fund

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity VIP Investment Grade Central Fund	.0013%
Actual		$1,000.00	$993.10	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPIGB-SANN-0821
1.705629.123

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of June 30, 2021

% of fund's net assets
Microsoft Corp.	2.4
Apple, Inc.	2.2
Alphabet, Inc. Class A	1.7
Amazon.com, Inc.	1.3
Facebook, Inc. Class A	1.0
8.6

Top Five Bond Issuers as of June 30, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	12.8
Fannie Mae	1.2
Ginnie Mae	1.3
Freddie Mac	0.7
Morgan Stanley	0.5
16.5

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Financials	14.3
Information Technology	13.6
Consumer Discretionary	7.9
Health Care	7.3
Communication Services	7.1

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Stock Class and Equity Futures	59.9%
Bonds	35.0%
Short-Term Class	5.1%

 * Foreign investments - 23.1%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/1/21 to 9/16/21 (a)
(Cost $3,479,935)	3,480,000	3,479,787
	Shares	Value

Fixed-Income Funds - 37.5%
Fidelity Emerging Markets Debt Central Fund (b)	727,899	$6,711,226
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	51,827	5,359,389
Fidelity Floating Rate Central Fund (b)	211,813	21,297,765
Fidelity High Income Central Fund (b)	133,393	15,329,482
Fidelity Inflation-Protected Bond Index Central Fund (b)	351,021	39,166,943
Fidelity International Credit Central Fund (b)	139,782	14,337,402
Fidelity VIP Investment Grade Central Fund (b)	2,983,197	331,105,013
iShares 20+ Year Treasury Bond ETF (c)	173,549	25,051,798
TOTAL FIXED-INCOME FUNDS
(Cost $430,838,193)		458,359,018

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.06% (d)	18,716,607	18,720,351
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	11,856,214	11,857,400
TOTAL MONEY MARKET FUNDS
(Cost $30,577,751)		30,577,751

Equity Funds - 60.7%
Domestic Equity Funds - 45.1%
Fidelity Commodity Strategy Central Fund (b)	3,538,186	20,273,808
Fidelity Real Estate Equity Central Fund (b)	122,602	17,076,064
Fidelity U.S. Equity Central Fund (b)	3,844,103	510,189,351
VanEck Vectors Gold Miners ETF	86,606	2,942,872

TOTAL DOMESTIC EQUITY FUNDS		550,482,095

International Equity Funds - 15.6%
Fidelity Emerging Markets Equity Central Fund (b)	275,467	85,069,696
Fidelity International Equity Central Fund (b)	996,778	105,449,098

TOTAL INTERNATIONAL EQUITY FUNDS		190,518,794

TOTAL EQUITY FUNDS
(Cost $453,238,523)		741,000,889
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $918,134,402)		1,233,417,445
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(12,029,947)
NET ASSETS - 100%		$1,221,387,498

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	267	Sept. 2021	$57,252,810	$(578,674)	$(578,674)
ICE E-mini MSCI EAFE Index Contracts (United States)	24	Sept. 2021	2,764,920	80,033	80,033
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	45	Sept. 2021	3,070,800	(26,238)	(26,238)
TOTAL FUTURES CONTRACTS					$(524,879)

The notional amount of futures sold as a percentage of Net Assets is 5.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $66,455,539.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,479,787.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,725
Fidelity Emerging Markets Debt Central Fund	153,211
Fidelity Emerging Markets Debt Local Currency Central Fund	68,637
Fidelity Emerging Markets Equity Central Fund	431,177
Fidelity Floating Rate Central Fund	226,385
Fidelity High Income Central Fund	448,216
Fidelity Inflation-Protected Bond Index Central Fund	46,306
Fidelity International Credit Central Fund	214,254
Fidelity International Equity Central Fund	982,834
Fidelity Real Estate Equity Central Fund	77,464
Fidelity Securities Lending Cash Central Fund	38,001
Fidelity U.S. Equity Central Fund	2,325,300
Fidelity VIP Investment Grade Central Fund	9,720,920
Total	$14,735,430

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,741,225	$67,946,013	$50,966,372	$(515)	$--	$18,720,351	0.0%
Fidelity Commodity Strategy Central Fund	--	18,327,564	541,313	3,762	2,483,795	20,273,808	2.4%
Fidelity Emerging Markets Debt Central Fund	9,932,336	334,685	3,421,992	(247,990)	114,187	6,711,226	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	5,544,231	68,637	--	--	(253,479)	5,359,389	3.4%
Fidelity Emerging Markets Equity Central Fund	81,956,840	1,575,193	4,133,712	815,931	4,855,444	85,069,696	3.2%
Fidelity Floating Rate Central Fund	8,564,031	12,987,268	390,700	1,836	135,330	21,297,765	0.9%
Fidelity High Income Central Fund	17,631,951	673,253	3,748,667	435,418	337,527	15,329,482	0.6%
Fidelity Inflation-Protected Bond Index Central Fund	50,576,543	666,856	13,017,270	861,895	78,919	39,166,943	3.5%
Fidelity International Credit Central Fund	14,720,662	432,772	578,163	69,726	(307,595)	14,337,402	3.1%
Fidelity International Equity Central Fund	114,403,396	2,495,697	21,313,236	5,239,818	4,623,423	105,449,098	3.0%
Fidelity Real Estate Equity Central Fund	1,609,363	13,580,568	419,085	14,387	2,290,831	17,076,064	1.0%
Fidelity Securities Lending Cash Central Fund 0.06%	22,737,100	80,369,317	91,249,017	--	--	11,857,400	0.0%
Fidelity U.S. Equity Central Fund	465,433,625	7,715,712	29,140,066	3,052,585	63,127,495	510,189,351	1.8%
Fidelity VIP Investment Grade Central Fund	365,332,953	15,736,774	37,495,359	(395,169)	(12,074,186)	331,105,013	4.4%
Total	$1,160,184,256	$222,910,309	$256,414,952	$9,851,684	$65,411,691	$1,201,942,988

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,479,787	$--	$3,479,787	$--
Fixed-Income Funds	458,359,018	458,359,018	--	--
Money Market Funds	30,577,751	30,577,751	--	--
Equity Funds	741,000,889	741,000,889	--	--
Total Investments in Securities:	$1,233,417,445	$1,229,937,658	$3,479,787	$--
Derivative Instruments:
Assets
Futures Contracts	$80,033	$80,033	$--	$--
Total Assets	$80,033	$80,033	$--	$--
Liabilities
Futures Contracts	$(604,912)	$(604,912)	$--	$--
Total Liabilities	$(604,912)	$(604,912)	$--	$--
Total Derivative Instruments:	$(524,879)	$(524,879)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$80,033	$(604,912)
Total Equity Risk	80,033	(604,912)
Total Value of Derivatives	$80,033	$(604,912)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	16.5%
AAA,AA,A	4.9%
BBB	6.4%
BB	2.4%
B	2.4%
CCC,CC,C	0.2%
D	0.0%
Not Rated	0.8%
Equities	61.5%
Short-Term Investments and Net Other Assets	4.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.0%
Cayman Islands	3.7%
United Kingdom	2.4%
France	2.0%
Switzerland	1.4%
Netherlands	1.2%
Germany	1.1%
Japan	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	9.2%
100.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,663,480) — See accompanying schedule: Unaffiliated issuers (cost $33,380,973)	$31,474,457
Fidelity Central Funds (cost $884,753,429)	1,201,942,988
Total Investment in Securities (cost $918,134,402)		$1,233,417,445
Receivable for investments sold		2
Receivable for fund shares sold		1,221,011
Distributions receivable from Fidelity Central Funds		10,456
Other receivables		25,475
Total assets		1,234,674,389
Liabilities
Payable for investments purchased	$388,567
Payable for fund shares redeemed	329,876
Accrued management fee	482,768
Distribution and service plan fees payable	4,619
Payable for daily variation margin on futures contracts	44,700
Other affiliated payables	124,541
Other payables and accrued expenses	54,420
Collateral on securities loaned	11,857,400
Total liabilities		13,286,891
Net Assets		$1,221,387,498
Net Assets consist of:
Paid in capital		$893,776,030
Total accumulated earnings (loss)		327,611,468
Net Assets		$1,221,387,498
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($913,382,130 ÷ 50,321,927 shares)		$18.15
Service Class:
Net Asset Value, offering price and redemption price per share ($5,293,496 ÷ 294,852 shares)		$17.95
Service Class 2:
Net Asset Value, offering price and redemption price per share ($20,906,594 ÷ 1,186,205 shares)		$17.62
Investor Class:
Net Asset Value, offering price and redemption price per share ($281,805,278 ÷ 15,647,289 shares)		$18.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$147,839
Interest		120
Income from Fidelity Central Funds (including $38,001 from security lending)		8,495,030
Total income		8,642,989
Expenses
Management fee	$2,844,778
Transfer agent fees	482,717
Distribution and service plan fees	27,432
Accounting fees	245,710
Custodian fees and expenses	3,746
Independent trustees' fees and expenses	1,518
Audit	22,580
Legal	2,134
Miscellaneous	2,994
Total expenses before reductions	3,633,609
Expense reductions	(1,731)
Total expenses after reductions		3,631,878
Net investment income (loss)		5,011,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,099,910
Fidelity Central Funds	9,851,684
Futures contracts	(9,914,603)
Capital gain distributions from Fidelity Central Funds	6,240,400
Total net realized gain (loss)		9,277,391
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,468,498)
Fidelity Central Funds	65,411,691
Futures contracts	678,576
Total change in net unrealized appreciation (depreciation)		61,621,769
Net gain (loss)		70,899,160
Net increase (decrease) in net assets resulting from operations		$75,910,271

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,011,111	$14,779,794
Net realized gain (loss)	9,277,391	7,852,328
Change in net unrealized appreciation (depreciation)	61,621,769	127,053,546
Net increase (decrease) in net assets resulting from operations	75,910,271	149,685,668
Distributions to shareholders	(256,125)	(30,027,237)
Share transactions - net increase (decrease)	(23,422,664)	(46,098,465)
Total increase (decrease) in net assets	52,231,482	73,559,966
Net Assets
Beginning of period	1,169,156,016	1,095,596,050
End of period	$1,221,387,498	$1,169,156,016

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.04	$15.23	$13.68	$15.23	$15.29	$15.76
Income from Investment Operations
Net investment income (loss)A	.08	.22	.27	.24	.23	.24
Net realized and unrealized gain (loss)	1.03	2.03	2.16	(1.04)	1.76	.18
Total from investment operations	1.11	2.25	2.43	(.80)	1.99	.42
Distributions from net investment income	–B	(.24)	(.27)	(.26)C	(.29)	(.23)
Distributions from net realized gain	–	(.21)	(.61)	(.49)C	(1.76)	(.66)
Total distributions	–B	(.44)D	(.88)	(.75)	(2.05)	(.89)
Net asset value, end of period	$18.15	$17.04	$15.23	$13.68	$15.23	$15.29
Total ReturnE,F,G	6.54%	14.87%	18.25%	(5.35)%	14.03%	3.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	.59%J	.59%	.60%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.59%J	.59%	.60%	.60%	.61%	.61%
Expenses net of all reductions	.59%J	.59%	.60%	.60%	.61%	.61%
Net investment income (loss)	.86%J	1.41%	1.88%	1.64%	1.54%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$913,382	$889,473	$843,000	$788,193	$937,508	$932,248
Portfolio turnover rateK	15%J	20%	30%	27%	26%	108%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.86	$15.08	$13.55	$15.09	$15.16	$15.64
Income from Investment Operations
Net investment income (loss)A	.07	.20	.26	.23	.21	.22
Net realized and unrealized gain (loss)	1.02	2.01	2.13	(1.03)	1.75	.18
Total from investment operations	1.09	2.21	2.39	(.80)	1.96	.40
Distributions from net investment income	–B	(.23)	(.25)	(.25)C	(.27)	(.22)
Distributions from net realized gain	–	(.21)	(.61)	(.49)C	(1.76)	(.66)
Total distributions	–B	(.43)D	(.86)	(.74)	(2.03)	(.88)
Net asset value, end of period	$17.95	$16.86	$15.08	$13.55	$15.09	$15.16
Total ReturnE,F,G	6.48%	14.74%	18.16%	(5.44)%	13.94%	3.01%
Ratios to Average Net AssetsH,I
Expenses before reductions	.69%J	.69%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.69%J	.69%	.70%	.70%	.71%	.71%
Expenses net of all reductions	.69%J	.69%	.70%	.70%	.71%	.71%
Net investment income (loss)	.76%J	1.31%	1.78%	1.54%	1.44%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,293	$5,108	$3,923	$4,378	$5,004	$5,437
Portfolio turnover rateK	15%J	20%	30%	27%	26%	108%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.56	$14.82	$13.33	$14.86	$14.96	$15.45
Income from Investment Operations
Net investment income (loss)A	.05	.17	.23	.20	.19	.20
Net realized and unrealized gain (loss)	1.01	1.97	2.11	(1.02)	1.71	.17
Total from investment operations	1.06	2.14	2.34	(.82)	1.90	.37
Distributions from net investment income	–B	(.20)	(.23)	(.22)C	(.25)	(.20)
Distributions from net realized gain	–	(.21)	(.61)	(.49)C	(1.76)	(.66)
Total distributions	–B	(.40)D	(.85)D	(.71)	(2.00)D	(.86)
Net asset value, end of period	$17.62	$16.56	$14.82	$13.33	$14.86	$14.96
Total ReturnE,F,G	6.41%	14.54%	18.01%	(5.61)%	13.74%	2.84%
Ratios to Average Net AssetsH,I
Expenses before reductions	.84%J	.84%	.85%	.85%	.86%	.87%
Expenses net of fee waivers, if any	.84%J	.84%	.85%	.85%	.86%	.86%
Expenses net of all reductions	.84%J	.84%	.85%	.85%	.86%	.86%
Net investment income (loss)	.61%J	1.16%	1.63%	1.39%	1.29%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$20,907	$19,943	$19,343	$18,211	$20,807	$21,651
Portfolio turnover rateK	15%J	20%	30%	27%	26%	108%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$15.12	$13.59	$15.13	$15.20	$15.68
Income from Investment Operations
Net investment income (loss)A	.07	.20	.26	.23	.22	.23
Net realized and unrealized gain (loss)	1.03	2.02	2.14	(1.03)	1.74	.17
Total from investment operations	1.10	2.22	2.40	(.80)	1.96	.40
Distributions from net investment income	–B	(.23)	(.25)	(.25)C	(.28)	(.22)
Distributions from net realized gain	–	(.21)	(.61)	(.49)C	(1.76)	(.66)
Total distributions	–B	(.43)D	(.87)D	(.74)	(2.03)D	(.88)
Net asset value, end of period	$18.01	$16.91	$15.12	$13.59	$15.13	$15.20
Total ReturnE,F,G	6.52%	14.77%	18.14%	(5.39)%	13.95%	3.01%
Ratios to Average Net AssetsH,I
Expenses before reductions	.66%J	.67%	.68%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.66%J	.67%	.68%	.68%	.69%	.70%
Expenses net of all reductions	.66%J	.67%	.68%	.68%	.69%	.69%
Net investment income (loss)	.78%J	1.33%	1.80%	1.56%	1.46%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$281,805	$254,632	$229,330	$202,182	$213,497	$182,324
Portfolio turnover rateK	15%J	20%	30%	27%	26%	108%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.02%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.04%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Delayed Delivery & When Issued Securities Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Swaps	.04%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2021, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Asset Manager Portfolio	$25,468

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, market discount, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$327,743,978
Gross unrealized depreciation	(3,227,072)
Net unrealized appreciation (depreciation)	$324,516,906
Tax cost	$908,375,660

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(995,515)
Total capital loss carryforward	$(995,515)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager Portfolio	87,451,324	126,341,255

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .48% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,595
Service Class 2	24,837
$27,432

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$286,517.06
Service Class	1,649.06
Service Class 2	6,313.06
Investor Class	188,238.14
	$482,717

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Asset Manager Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager Portfolio	$81

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager Portfolio	957,939	–

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Asset Manager Portfolio	$1,159

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Asset Manager Portfolio	$4,132	$–	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,731.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Asset Manager Portfolio
Distributions to shareholders
Initial Class	$207,322	$23,007,844
Service Class	900	127,874
Service Class 2	2,345	488,100
Investor Class	45,558	6,403,419
Total	$256,125	$30,027,237

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Asset Manager Portfolio
Initial Class
Shares sold	960,224	1,304,784	$16,810,386	$20,262,782
Reinvestment of distributions	11,780	1,380,922	207,322	23,007,844
Shares redeemed	(2,858,871)	(5,825,344)	(50,240,746)	(88,982,044)
Net increase (decrease)	(1,886,867)	(3,139,638)	$(33,223,038)	$(45,711,418)
Service Class
Shares sold	6,242	146,389	$105,957	$2,322,889
Reinvestment of distributions	52	7,749	900	127,874
Shares redeemed	(14,444)	(111,308)	(248,192)	(1,599,194)
Net increase (decrease)	(8,150)	42,830	$(141,335)	$851,569
Service Class 2
Shares sold	91,443	159,896	$1,583,781	$2,395,498
Reinvestment of distributions	137	30,193	2,345	488,100
Shares redeemed	(109,486)	(291,218)	(1,859,916)	(4,396,065)
Net increase (decrease)	(17,906)	(101,129)	$(273,790)	$(1,512,467)
Investor Class
Shares sold	982,768	1,528,840	$17,060,401	$23,661,477
Reinvestment of distributions	2,608	387,134	45,558	6,403,419
Shares redeemed	(396,044)	(2,023,779)	(6,890,460)	(29,791,045)
Net increase (decrease)	589,332	(107,805)	$10,215,499	$273,851

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Contrafund Portfolio	43%	2	27%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Asset Manager Portfolio
Initial Class	.59%
Actual		$1,000.00	$1,065.40	$3.02
Hypothetical-C		$1,000.00	$1,021.87	$2.96
Service Class	.69%
Actual		$1,000.00	$1,064.80	$3.53
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Service Class 2.84%
Actual		$1,000.00	$1,064.10	$4.30
Hypothetical-C		$1,000.00	$1,020.63	$4.21
Investor Class	.66%
Actual		$1,000.00	$1,065.20	$3.38
Hypothetical-C		$1,000.00	$1,021.52	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPAM-SANN-0821
1.705701.123

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	18.0
German Federal Republic	3.1
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7
JPMorgan Chase & Co.	1.2
Japan Government	1.1
25.1

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Communication Services	9.1
Energy	8.7
Financials	8.3
Consumer Discretionary	6.6
Industrials	5.6

Quality Diversification (% of fund's net assets)

As of June 30, 2021
U.S. Government and U.S. Government Agency Obligations*	20.4%
AAA,AA,A	4.4%
BBB	5.4%
BB	18.8%
B	24.7%
CCC,CC,C	4.2%
Not Rated	8.2%
Equities	5.9%
Short-Term Investments and Net Other Assets	8.0%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*,**,***,†
Preferred Securities	4.5%
Corporate Bonds	37.3%
U.S. Government and U.S. Government Agency Obligations††	20.4%
Foreign Government & Government Agency Obligations	14.8%
Bank Loan Obligations	9.0%
Stocks	5.9%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	8.0%

 * Foreign investments - 27.1%

 ** Foreign Currency Contracts - (8.1)%

 *** Futures and Swaps - 4.0%

 † Written options - (0.0)%

 †† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 37.2%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forum Energy Technologies, Inc. 9% 8/4/25		$138,113	$137,909
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		107,240	402,150
15% 7/15/23 (b)(c)		186,602	634,447
			1,036,597
TOTAL ENERGY			1,174,506
Nonconvertible Bonds - 37.1%
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 2.5%
Altice France SA:
5.125% 7/15/29 (d)		3,835,000	3,853,792
5.5% 1/15/28 (d)		1,190,000	1,234,863
7.375% 5/1/26 (d)		2,242,000	2,331,523
8.125% 2/1/27 (d)		370,000	403,115
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		100,000	104,269
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		2,520,000	2,693,250
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		325,000	321,211
5.625% 9/15/28 (d)		260,000	264,810
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	217,258
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		1,165,000	1,204,412
5.875% 10/15/27 (d)		620,000	664,175
6.75% 5/1/29 (d)		745,000	792,136
Level 3 Financing, Inc. 3.75% 7/15/29 (d)		1,140,000	1,108,650
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		605,000	616,911
Lumen Technologies, Inc. 5.375% 6/15/29 (d)		715,000	725,285
Qtel International Finance Ltd.:
2.625% 4/8/31 (d)		460,000	464,456
3.25% 2/21/23 (d)		450,000	467,859
5% 10/19/25 (d)		230,000	264,083
Qwest Corp. 7.25% 9/15/25		35,000	41,409
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,395,000	1,464,332
Sprint Capital Corp.:
6.875% 11/15/28		8,522,000	10,929,465
8.75% 3/15/32		3,506,000	5,329,120
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		455,000	477,693
Telefonica del Peru SA 7.375% 4/10/27 (d)	PEN	565,000	146,795
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	631,200
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,391,925
Windstream Escrow LLC 7.75% 8/15/28 (d)		1,915,000	1,972,450
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	893,808
			41,010,255
Entertainment - 0.1%
Allen Media LLC 10.5% 2/15/28 (d)		595,000	632,188
Netflix, Inc. 4.875% 4/15/28		1,205,000	1,399,306
			2,031,494
Interactive Media & Services - 0.1%
Baidu.com, Inc.:
1.72% 4/9/26		460,000	463,818
2.375% 10/9/30		270,000	269,713
Tencent Holdings Ltd.:
1.81% 1/26/26 (d)		240,000	243,945
2.39% 6/3/30 (d)		295,000	293,779
2.88% 4/22/31 (d)		200,000	206,626
3.975% 4/11/29 (d)		180,000	201,015
			1,678,896
Media - 3.9%
Altice Financing SA 5% 1/15/28 (d)		2,250,000	2,205,383
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	418,200
Cable Onda SA 4.5% 1/30/30 (d)		740,000	778,064
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		1,005,000	1,023,844
4.5% 8/15/30 (d)		4,690,000	4,883,293
4.5% 5/1/32		665,000	689,106
4.75% 3/1/30 (d)		4,810,000	5,086,575
5% 2/1/28 (d)		4,665,000	4,892,419
5.125% 5/1/27 (d)		3,500,000	3,671,150
5.375% 6/1/29 (d)		4,800,000	5,246,880
5.5% 5/1/26 (d)		2,450,000	2,533,055
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	1,014,051
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		570,000	590,142
CSC Holdings LLC:
3.375% 2/15/31 (d)		860,000	812,623
4.5% 11/15/31 (d)		1,435,000	1,443,811
4.625% 12/1/30 (d)		1,430,000	1,402,987
5% 11/15/31 (d)		430,000	432,064
5.375% 2/1/28 (d)		1,190,000	1,258,961
5.75% 1/15/30 (d)		5,510,000	5,723,513
6.5% 2/1/29 (d)		1,320,000	1,462,032
7.5% 4/1/28 (d)		725,000	795,688
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		2,455,000	1,589,613
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		1,370,000	1,413,402
6.75% 10/15/27 (d)		605,000	651,878
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		1,335,000	1,371,713
5.625% 7/15/27 (d)		1,275,000	1,351,500
Quebecor Media, Inc. 5.75% 1/15/23		790,000	845,430
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		495,000	512,325
6.5% 9/15/28 (d)		1,325,000	1,392,111
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		165,000	163,685
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		1,125,000	1,158,750
5% 8/1/27 (d)		800,000	838,200
5.375% 7/15/26 (d)		620,000	640,150
Townsquare Media, Inc. 6.875% 2/1/26 (d)		325,000	347,750
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		2,300,000	1,141,375
Univision Communications, Inc. 4.5% 5/1/29 (d)		570,000	574,275
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	642,675
VTR Finance BV 6.375% 7/15/28 (d)		320,000	340,000
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		315,000	322,399
6% 1/15/27 (d)		635,000	663,575
Ziggo BV:
4.875% 1/15/30 (d)		430,000	440,750
5.5% 1/15/27 (d)		1,013,000	1,052,254
			63,817,651
Wireless Telecommunication Services - 0.7%
Bharti Airtel International BV 5.35% 5/20/24 (d)		325,000	357,786
Digicel Group Ltd. 6.75% 3/1/23 (d)		270,000	257,766
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		2,395,000	1,371,138
8% 2/15/24 (d)		1,285,000	1,327,109
Millicom International Cellular SA 4.5% 4/27/31 (d)		645,000	670,921
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (d)		315,000	364,770
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	218,938
Sprint Corp. 7.625% 3/1/26		540,000	658,800
T-Mobile U.S.A., Inc.:
2.25% 2/15/26		950,000	957,125
2.625% 2/15/29		950,000	938,125
2.875% 2/15/31		1,465,000	1,454,013
3.375% 4/15/29		590,000	608,876
3.5% 4/15/31		590,000	610,385
VimpelCom Holdings BV:
3.375% 11/25/27 (d)		410,000	412,460
7.25% 4/26/23 (d)		445,000	482,782
VTR Comunicaciones SpA:
4.375% 4/15/29 (d)		250,000	249,663
5.125% 1/15/28 (d)		653,000	680,132
			11,620,789
TOTAL COMMUNICATION SERVICES			120,159,085
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		420,000	459,900
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		384,000	0
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		185,848	83,632
Metalsa SA de CV 3.75% 5/4/31 (d)		455,000	450,962
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		715,000	746,281
Tupy Overseas SA 4.5% 2/16/31 (d)		445,000	442,163
			2,182,938
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		55,000	72,325
Tesla, Inc. 5.3% 8/15/25 (d)		80,000	82,691
			155,016
Diversified Consumer Services - 0.3%
BidFair Holdings, Inc. 5.875% 6/1/29 (d)		430,000	436,450
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		930,000	960,690
Service Corp. International 4% 5/15/31		570,000	581,785
Sotheby's 7.375% 10/15/27 (d)		295,000	318,231
TKC Holdings, Inc.:
6.875% 5/15/28 (d)		575,000	592,969
10.5% 5/15/29 (d)		575,000	622,438
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		475,000	495,948
			4,008,511
Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)(g)		570,000	577,125
4% 10/15/30 (d)		2,320,000	2,244,600
4.375% 1/15/28 (d)		560,000	567,700
Affinity Gaming LLC 6.875% 12/15/27 (d)		250,000	265,313
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		270,000	277,425
Boyd Gaming Corp. 4.75% 6/15/31 (d)		715,000	741,813
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		2,520,000	2,671,200
8.125% 7/1/27 (d)		3,360,000	3,736,992
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	885,150
Carnival Corp.:
7.625% 3/1/26 (d)		500,000	543,125
9.875% 8/1/27 (d)		1,000,000	1,167,500
10.5% 2/1/26 (d)		730,000	849,903
11.5% 4/1/23 (d)		1,990,000	2,251,188
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	151,115
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		595,000	593,732
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)		330,000	333,300
4% 5/1/31 (d)		500,000	504,435
4.875% 1/15/30		975,000	1,040,813
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	453,488
MCE Finance Ltd.:
4.875% 6/6/25 (d)		1,832,000	1,875,052
5.25% 4/26/26 (d)		640,000	662,720
5.375% 12/4/29 (d)		435,000	458,925
5.75% 7/21/28 (d)		335,000	353,425
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	414,750
MGM Resorts International:
4.75% 10/15/28		665,000	706,563
6.75% 5/1/25		1,485,000	1,590,673
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		600,000	615,113
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		695,000	728,013
12.25% 5/15/24 (d)		905,000	1,092,969
NCL Finance Ltd. 6.125% 3/15/28 (d)		270,000	282,947
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		665,000	714,210
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (d)		845,000	962,244
11.5% 6/1/25 (d)		1,230,000	1,417,575
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		545,000	584,513
Studio City Finance Ltd. 5% 1/15/29 (d)		320,000	322,874
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	406,744
Viking Cruises Ltd.:
5.875% 9/15/27 (d)		595,000	587,979
13% 5/15/25 (d)		570,000	670,571
Voc Escrow Ltd. 5% 2/15/28 (d)		545,000	550,995
Wynn Macau Ltd.:
5.125% 12/15/29 (d)		890,000	916,700
5.5% 1/15/26 (d)		365,000	381,265
Yum! Brands, Inc. 4.625% 1/31/32		590,000	619,500
			36,772,237
Household Durables - 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	401,072
LGI Homes, Inc. 6.875% 7/15/26 (d)		605,000	627,094
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		65,000	70,443
Tempur Sealy International, Inc. 4% 4/15/29 (d)		790,000	799,836
TopBuild Corp. 3.625% 3/15/29 (d)		305,000	301,950
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	867,828
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	953,663
			4,021,886
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	294,039
Angi Group LLC 3.875% 8/15/28 (d)		335,000	332,906
B2W Digital Lux SARL 4.375% 12/20/30 (d)		740,000	738,243
JD.com, Inc. 3.375% 1/14/30		665,000	709,535
Meituan:
2.125% 10/28/25 (d)		510,000	504,181
3.05% 10/28/30 (d)		335,000	329,446
MercadoLibre, Inc.:
2.375% 1/14/26		200,000	200,750
3.125% 1/14/31		185,000	180,838
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	254,844
3.68% 1/21/30 (d)		370,000	395,438
4.027% 8/3/50 (d)		595,000	568,225
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,160,000	2,335,500
			6,843,945
Specialty Retail - 0.5%
Ambience Merger Sub, Inc.:
4.875% 7/15/28 (d)(g)		285,000	285,713
7.125% 7/15/29 (d)(g)		425,000	429,250
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	189,060
4.75% 3/1/30		184,000	192,280
Carvana Co. 5.5% 4/15/27 (d)		590,000	609,311
L Brands, Inc.:
6.625% 10/1/30 (d)		330,000	381,975
6.75% 7/1/36		1,575,000	1,972,688
6.875% 11/1/35		430,000	544,488
7.5% 6/15/29		500,000	588,750
Magic MergerCo, Inc.:
5.25% 5/1/28 (d)		685,000	702,762
7.875% 5/1/29 (d)		730,000	752,813
Party City Holdings, Inc. 8.75% 2/15/26 (d)		310,000	330,925
Victoria's Secret & Co. 4.625% 7/15/29 (d)(g)		495,000	495,000
			7,475,015
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.25% 3/15/29 (d)		435,000	443,700
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		100,000	2,956
2.5% 6/26/28		100,000	11,738
			458,394
TOTAL CONSUMER DISCRETIONARY			61,917,942
CONSUMER STAPLES - 1.9%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (d)		325,000	338,163
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		315,000	315,788
			653,951
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		525,000	519,094
4.625% 1/15/27 (d)		1,310,000	1,370,195
4.875% 2/15/30(d)		5,365,000	5,721,826
C&S Group Enterprises LLC 5% 12/15/28 (d)		510,000	505,538
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		473,000	516,899
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		560,000	627,060
Performance Food Group, Inc. 5.5% 10/15/27 (d)		475,000	499,201
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		665,000	698,051
United Natural Foods, Inc. 6.75% 10/15/28 (d)		465,000	500,414
			10,958,278
Food Products - 1.1%
Adecoagro SA 6% 9/21/27 (d)		700,000	737,756
Camposol SA 6% 2/3/27 (d)		225,000	233,578
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		375,000	388,594
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		380,000	433,200
JBS U.S.A. Food Co.:
5.75% 1/15/28 (d)		1,155,000	1,235,527
7% 1/15/26 (d)		1,120,000	1,187,200
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		925,000	1,016,344
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		1,085,000	1,213,442
6.5% 4/15/29 (d)		1,835,000	2,071,256
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (d)		425,000	439,782
4.875% 11/1/26 (d)		430,000	444,513
MHP SA 7.75% 5/10/24 (d)		345,000	374,756
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		1,020,000	1,056,975
Post Holdings, Inc.:
4.5% 9/15/31 (d)		1,215,000	1,212,995
4.625% 4/15/30 (d)		3,850,000	3,914,796
5.5% 12/15/29 (d)		810,000	867,713
5.75% 3/1/27 (d)		405,000	423,731
Simmons Foods, Inc. 4.625% 3/1/29 (d)		430,000	433,737
TreeHouse Foods, Inc. 4% 9/1/28		220,000	218,350
			17,904,245
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		430,000	422,531
Personal Products - 0.1%
Natura Cosmeticos SA 4.125% 5/3/28 (d)		670,000	686,750
TOTAL CONSUMER STAPLES			30,625,755
ENERGY - 6.5%
Energy Equipment & Services - 0.5%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		650,000	671,125
CGG SA 8.75% 4/1/27 (d)		590,000	610,650
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	508,875
Guara Norte SARL 5.198% 6/15/34 (d)		491,145	508,335
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		595,000	583,100
7.5% 1/15/28 (d)		510,000	489,600
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		300,000	153,000
NuStar Logistics LP 6% 6/1/26		640,000	694,400
Oleoducto Central SA 4% 7/14/27 (d)		585,000	603,939
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		985,000	1,176,395
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		200,000	211,413
6.95% 3/18/30 (Reg. S)		400,000	502,950
Summit Midstream Holdings LLC 5.75% 4/15/25		285,000	261,488
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		665,000	740,768
7.625% 11/7/24 (d)		855,000	952,149
8.375% 11/7/28 (d)		180,000	210,578
			8,878,765
Oil, Gas & Consumable Fuels - 6.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)		430,000	448,275
5.75% 1/15/28 (d)		955,000	1,004,918
Callon Petroleum Co.:
6.125% 10/1/24		225,000	221,803
6.25% 4/15/23		380,000	380,441
Cheniere Energy Partners LP 4% 3/1/31 (d)		910,000	950,950
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		1,325,000	1,397,875
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)		310,000	335,561
7% 10/1/24 (c)(e)		360,000	0
8% 1/15/25 (c)(e)		180,000	0
8% 6/15/27 (c)(e)		115,000	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		2,195,000	2,238,900
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		470,000	489,975
7% 6/15/25 (d)		1,340,000	1,396,374
CNX Midstream Partners LP 6.5% 3/15/26 (d)		335,000	351,415
CNX Resources Corp. 6% 1/15/29 (d)		315,000	340,584
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		405,000	420,188
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		1,185,000	1,208,700
6.75% 3/1/29 (d)		1,030,000	1,097,187
7.5% 5/15/25 (d)		199,000	206,463
Continental Resources, Inc.:
4.375% 1/15/28		295,000	326,344
4.5% 4/15/23		33,000	34,339
4.9% 6/1/44		745,000	843,716
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		715,000	745,023
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		960,000	985,200
5.75% 4/1/25		250,000	257,050
6% 2/1/29 (d)		1,685,000	1,765,038
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		245,000	257,311
CVR Energy, Inc.:
5.25% 2/15/25 (d)		895,000	895,456
5.75% 2/15/28 (d)		2,320,000	2,337,864
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		885,000	818,625
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		760,000	776,720
DT Midstream, Inc.:
4.125% 6/15/29 (d)		430,000	436,592
4.375% 6/15/31 (d)		430,000	439,370
EG Global Finance PLC 8.5% 10/30/25 (d)		855,000	904,163
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		355,000	368,756
5.75% 1/30/28 (d)		880,000	938,300
6.625% 7/15/25 (d)		335,000	358,450
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		570,000	583,549
Energy Transfer LP 5.5% 6/1/27		860,000	953,115
EQT Corp.:
3.125% 5/15/26 (d)		285,000	292,042
3.625% 5/15/31 (d)		285,000	297,113
3.9% 10/1/27		1,413,000	1,513,676
FEL Energy VI SARL 5.75% 12/1/40 (d)		283,466	300,173
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		585,000	573,300
GeoPark Ltd. 6.5% 9/21/24 (d)		515,000	531,351
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		595,000	624,006
5.625% 2/15/26 (d)		795,000	829,185
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)		320,000	333,600
6% 2/1/31 (d)		320,000	339,200
6.25% 11/1/28 (d)		590,000	626,875
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		400,000	409,000
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		345,000	365,700
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		335,000	346,955
4.75% 4/24/25 (d)		105,000	117,554
5.75% 4/19/47 (d)		170,000	211,225
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		1,610,000	1,579,571
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		370,000	386,734
6.125% 6/30/25 (Reg. S) (d)		485,000	532,894
Lukoil International Finance BV 4.75% 11/2/26 (d)		305,000	342,896
Lukoil Securities BV 3.875% 5/6/30 (d)		210,000	221,813
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		105,000	114,338
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		350,000	366,909
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	633,868
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	388,500
5.625% 5/1/27		305,000	321,775
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		655,000	672,317
7.625% 11/8/26 (d)		230,000	237,662
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		1,035,000	1,057,563
6.75% 9/15/25 (d)		2,765,000	2,830,669
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		630,000	571,725
7.5% 4/15/26		860,000	784,750
NGPL PipeCo LLC 4.875% 8/15/27 (d)		150,000	171,801
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		2,620,000	719,681
Occidental Petroleum Corp.:
2.9% 8/15/24		815,000	833,338
3.2% 8/15/26		50,000	50,375
3.4% 4/15/26		65,000	66,463
3.5% 8/15/29		370,000	371,332
4.4% 4/15/46		575,000	552,288
4.4% 8/15/49		1,455,000	1,396,800
4.625% 6/15/45		475,000	463,125
5.875% 9/1/25		670,000	745,375
6.2% 3/15/40		350,000	395,752
6.375% 9/1/28		670,000	782,225
6.45% 9/15/36		1,171,000	1,400,048
6.6% 3/15/46		940,000	1,117,378
6.625% 9/1/30		1,340,000	1,619,470
7.2% 3/15/29		240,000	276,000
7.5% 5/1/31		65,000	81,900
Oman Oil Co. 5.125% 5/6/28 (d)		200,000	201,350
Ovintiv Exploration, Inc. 5.375% 1/1/26		475,000	535,299
Parkland Corp. 4.5% 10/1/29 (d)		440,000	447,124
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	989,825
7.25% 6/15/25		1,145,000	870,200
9.25% 5/15/25 (d)		1,490,000	1,497,450
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	427,388
PDC Energy, Inc.:
6.125% 9/15/24		200,000	204,540
6.25% 12/1/25		380,000	393,300
Petrobras Global Finance BV:
6.75% 6/3/50		590,000	686,244
6.875% 1/20/40		569,000	682,018
8.75% 5/23/26		735,000	944,843
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		480,000	20,400
6% 5/16/24 (d)(e)		585,000	23,400
6% 11/15/26 (d)(e)		930,000	39,525
12.75% 2/17/22 (d)(e)		110,000	4,400
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.7748% 3/11/22 (f)(h)		410,000	413,485
3.5% 1/30/23		750,000	763,500
4.875% 1/24/22		760,000	773,443
4.875% 1/18/24		2,360,000	2,472,395
5.375% 3/13/22		290,000	296,743
6.5% 3/13/27		240,000	255,120
6.5% 6/2/41		170,000	152,448
6.625% 6/15/35		1,715,000	1,650,902
6.75% 9/21/47		798,000	700,245
6.875% 10/16/25 (d)		285,000	314,426
6.95% 1/28/60		145,000	128,144
7.69% 1/23/50		4,043,000	3,876,226
8.625% 2/1/22		140,000	145,381
8.625% 12/1/23 (f)		250,000	270,781
Petronas Capital Ltd. 3.5% 4/21/30 (d)		230,000	251,767
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		440,000	449,570
PT Adaro Indonesia 4.25% 10/31/24 (d)		790,000	815,823
Qatar Petroleum:
1.375% 9/12/26 (d)(g)		535,000	534,198
2.25% 7/12/31 (d)(g)		930,000	923,955
3.3% 7/12/51 (d)(g)		625,000	625,000
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)		300,000	314,046
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		430,000	429,957
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		380,000	382,527
3.5% 4/16/29 (d)		2,130,000	2,304,128
4.25% 4/16/39 (d)		1,135,000	1,268,306
4.375% 4/16/49 (d)		355,000	407,806
Sibur Securities DAC 2.95% 7/8/25 (d)		225,000	229,781
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		355,000	354,720
2.7% 5/13/30 (d)		220,000	226,298
SM Energy Co.:
5.625% 6/1/25		330,000	326,700
6.625% 1/15/27		1,125,000	1,155,938
6.75% 9/15/26		250,000	254,375
Southwestern Energy Co.:
6.45% 1/23/25 (f)		100,000	110,700
7.5% 4/1/26		1,090,000	1,154,038
7.75% 10/1/27		680,000	737,793
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		605,000	615,588
5.5% 2/15/26		595,000	613,148
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (d)		495,000	542,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (d)		625,000	676,563
Teine Energy Ltd. 6.875% 4/15/29 (d)		445,000	456,681
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		650,000	662,147
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	71,882
Tullow Oil PLC 10.25% 5/15/26 (d)		1,050,000	1,100,453
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		543,409	27,170
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		440,000	463,100
YPF SA:
8.5% 3/23/25 (d)		626,000	563,322
8.75% 4/4/24 (d)		1,575,000	1,399,781
			97,942,711
TOTAL ENERGY			106,821,476
FINANCIALS - 3.6%
Banks - 0.3%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		90,000	94,433
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		45,000	41,957
Barclays PLC 1.106% 5/12/32 (Reg. S) (f)	EUR	1,509,000	1,803,553
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		305,000	323,849
Biz Finance PLC 9.625% 4/27/22 (d)		168,333	173,836
Development Bank of Mongolia 7.25% 10/23/23 (d)		105,000	113,190
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		825,000	872,180
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	235,800
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		160,000	167,530
SB Capital SA 5.125% 10/29/22 (d)		240,000	250,470
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		485,000	493,124
			4,569,922
Capital Markets - 0.2%
AssuredPartners, Inc.:
5.625% 1/15/29 (d)		390,000	390,000
7% 8/15/25 (d)		245,000	250,206
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		335,000	341,700
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		445,000	467,806
MSCI, Inc. 4% 11/15/29 (d)		340,000	358,700
UBS Group AG 0.25% 11/5/28 (Reg. S) (f)	EUR	933,000	1,094,222
			2,902,634
Consumer Finance - 1.8%
Ally Financial, Inc.:
8% 11/1/31		823,000	1,157,647
8% 11/1/31		10,223,000	14,690,945
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,585,000	1,643,566
3.625% 6/17/31		740,000	754,341
4% 11/13/30		2,525,000	2,644,938
5.113% 5/3/29		610,000	682,883
OneMain Finance Corp.:
4% 9/15/30		330,000	327,113
5.375% 11/15/29		500,000	543,870
6.625% 1/15/28		385,000	441,349
6.875% 3/15/25		2,580,000	2,911,788
7.125% 3/15/26		3,405,000	3,965,838
Unifin Financiera S.A.B. de CV 7.25% 9/27/23 (d)		10,000	9,777
			29,774,055
Diversified Financial Services - 1.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,000,000	4,030,800
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		425,000	412,250
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		595,000	621,775
Hightower Holding LLC 6.75% 4/15/29 (d)		285,000	290,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (d)		630,000	626,850
5.25% 5/15/27 (d)		580,000	597,400
5.25% 5/15/27		1,570,000	1,617,100
6.25% 5/15/26		1,305,000	1,384,605
6.375% 12/15/25		2,785,000	2,864,930
6.75% 2/1/24		535,000	546,465
James Hardie International Finance Ltd. 5% 1/15/28 (d)		455,000	481,884
MDC GMTN BV 2.875% 11/7/29 (d)		530,000	556,103
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		799,344	88,727
5.25% 12/27/33 pay-in-kind (d)		311,647	34,593
7.125% 12/26/46 pay-in-kind (d)		796,194	88,378
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		230,000	230,259
Sasol Financing International PLC 4.5% 11/14/22		515,000	527,875
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		225,000	234,844
Sparc Em Spc 0% 12/5/22 (d)		67,213	66,070
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)(g)		710,000	720,650
			16,022,258
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		1,805,000	1,841,100
10.125% 8/1/26 (d)		605,000	682,138
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		665,000	674,968
6.75% 10/15/27 (d)		965,000	1,014,176
HUB International Ltd. 7% 5/1/26 (d)		595,000	617,069
			4,829,451
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		465,000	492,900
TOTAL FINANCIALS			58,591,220
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc. 4.625% 2/1/28 (d)		215,000	225,750
Health Care Providers & Services - 1.7%
Akumin, Inc. 7% 11/1/25 (d)		490,000	508,713
AMN Healthcare 4.625% 10/1/27 (d)		165,000	171,468
Centene Corp.:
4.25% 12/15/27		615,000	648,056
4.625% 12/15/29		2,150,000	2,364,506
5.375% 6/1/26 (d)		1,545,000	1,614,525
5.375% 8/15/26 (d)		385,000	402,325
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		880,000	883,300
5.625% 3/15/27 (d)		330,000	352,275
6% 1/15/29 (d)		485,000	518,950
6.125% 4/1/30 (d)		1,145,000	1,162,175
6.625% 2/15/25 (d)		685,000	724,381
8% 3/15/26 (d)		3,270,000	3,523,425
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		210,000	201,600
4.625% 6/1/30 (d)		1,590,000	1,634,870
Encompass Health Corp. 5.125% 3/15/23		110,000	110,275
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	689,813
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)		715,000	775,003
Modivcare, Inc. 5.875% 11/15/25 (d)		485,000	518,950
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		640,000	666,400
4.375% 6/15/28 (d)		465,000	484,763
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,690,000	2,972,450
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		615,000	641,906
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	309,484
4.625% 9/1/24 (d)		650,000	667,134
4.875% 1/1/26 (d)		1,625,000	1,685,450
5.125% 11/1/27 (d)		975,000	1,022,531
6.125% 10/1/28 (d)		1,140,000	1,214,830
6.25% 2/1/27 (d)		1,850,000	1,930,938
Vizient, Inc. 6.25% 5/15/27 (d)		145,000	153,338
			28,553,834
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		640,000	670,400
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		475,000	481,531
4% 3/15/31 (d)		605,000	629,400
4.25% 5/1/28 (d)		185,000	191,244
Syneos Health, Inc. 3.625% 1/15/29 (d)		500,000	495,000
			1,797,175
Pharmaceuticals - 0.2%
Bausch Health Companies, Inc. 5% 2/15/29 (d)		120,000	111,900
Bayer AG 0.375% 1/12/29 (Reg. S)	EUR	400,000	464,848
Catalent Pharma Solutions 5% 7/15/27 (d)		205,000	214,217
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)		1,015,000	1,035,097
5.125% 4/30/31 (d)		885,000	911,727
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	251,250
3.65% 11/10/21		75,000	75,188
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		45,000	45,340
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		235,000	234,175
			3,343,742
TOTAL HEALTH CARE			34,590,901
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.6%
Bombardier, Inc.:
7.125% 6/15/26 (d)		570,000	594,225
7.5% 12/1/24 (d)		520,000	543,400
7.5% 3/15/25 (d)		895,000	920,373
7.875% 4/15/27 (d)		2,685,000	2,785,688
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		630,000	641,813
5.375% 7/15/26 (d)		430,000	441,374
DAE Funding LLC 1.55% 8/1/24 (d)		260,000	259,472
Embraer Netherlands Finance BV 5.05% 6/15/25		715,000	754,790
Moog, Inc. 4.25% 12/15/27 (d)		185,000	191,475
Rolls-Royce PLC 5.75% 10/15/27 (d)		650,000	715,969
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		905,000	966,088
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,904,275
TransDigm, Inc.:
4.625% 1/15/29 (d)		930,000	930,326
5.5% 11/15/27		7,825,000	8,167,344
6.25% 3/15/26 (d)		955,000	1,007,525
6.375% 6/15/26		2,060,000	2,134,098
7.5% 3/15/27		960,000	1,021,200
Wolverine Escrow LLC:
8.5% 11/15/24 (d)		1,201,000	1,164,970
9% 11/15/26 (d)		1,232,000	1,201,200
			26,345,605
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	372,756
XPO Logistics, Inc. 6.25% 5/1/25 (d)		1,140,000	1,212,675
			1,585,431
Airlines - 0.6%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		135,000	105,975
Azul Investments LLP:
5.875% 10/26/24 (d)		765,000	740,616
7.25% 6/15/26 (d)		265,000	259,700
Delta Air Lines, Inc. 7% 5/1/25 (d)		280,000	326,757
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		2,365,000	2,630,793
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		149,615	149,405
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		2,045,000	2,251,545
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		462,000	522,522
United Airlines, Inc.:
4.375% 4/15/26 (d)		1,450,000	1,501,011
4.625% 4/15/29 (d)		870,000	900,450
			9,388,774
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		125,000	129,753
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		325,000	336,781
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		475,000	487,768
Victors Merger Corp. 6.375% 5/15/29 (d)		570,000	574,275
			1,528,577
Commercial Services & Supplies - 0.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		315,000	319,344
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		1,032,000	1,032,808
4.625% 6/1/28 (d)		683,000	685,466
CoreCivic, Inc. 8.25% 4/15/26		570,000	591,489
Covanta Holding Corp.:
5% 9/1/30		670,000	703,500
5.875% 7/1/25		165,000	170,561
6% 1/1/27		585,000	608,400
GFL Environmental, Inc. 4.75% 6/15/29 (d)		575,000	597,023
IAA Spinco, Inc. 5.5% 6/15/27 (d)		250,000	262,430
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		525,000	538,755
Madison IAQ LLC:
4.125% 6/30/28 (d)		535,000	540,350
5.875% 6/30/29 (d)		425,000	432,438
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		285,000	285,798
4.75% 7/15/31 (d)		285,000	285,713
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)		295,000	311,594
7.25% 3/15/29 (d)		295,000	313,438
The Brink's Co. 4.625% 10/15/27 (d)		620,000	646,350
			8,325,457
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		625,000	697,111
Arcosa, Inc. 4.375% 4/15/29 (d)		415,000	422,263
Pike Corp. 5.5% 9/1/28 (d)		525,000	546,000
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		550,000	562,375
6.125% 7/1/29 (d)		300,000	308,733
			2,536,482
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		590,000	598,899
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		445,000	495,146
Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		460,000	470,925
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		155,000	166,238
			637,163
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		215,000	235,963
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	534,210
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		620,000	632,400
4% 7/1/29 (d)		280,000	286,300
TriNet Group, Inc. 3.5% 3/1/29 (d)		455,000	448,630
			1,901,540
Road & Rail - 0.7%
Hertz Corp.:
5.5% 10/15/24 (d)(e)		650,000	653,250
6% 1/15/28 (d)(e)		575,000	618,125
6.25% 10/15/22 (e)		670,000	673,350
7.125% 8/1/26 (d)(e)		620,000	664,950
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		120,000	164,573
Uber Technologies, Inc.:
6.25% 1/15/28 (d)		545,000	586,534
7.5% 9/15/27 (d)		2,950,000	3,241,991
8% 11/1/26 (d)		4,260,000	4,590,150
			11,192,923
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		310,000	306,900
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		995,000	979,080
			1,285,980
Transportation Infrastructure - 0.1%
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		765,000	823,331
3.875% 7/18/29 (Reg. S)		400,000	433,500
DP World Ltd. 5.625% 9/25/48 (d)		155,000	193,488
			1,450,319
TOTAL INDUSTRIALS			67,508,259
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
HTA Group Ltd. 7% 12/18/25 (d)		455,000	482,954
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		1,085,000	1,126,908
			1,609,862
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 4% 3/1/29 (d)		455,000	457,757
IT Services - 0.4%
Acuris Finance U.S. 5% 5/1/28 (d)		430,000	428,650
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		490,000	515,725
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	596,363
Gartner, Inc.:
3.625% 6/15/29 (d)		405,000	411,075
3.75% 10/1/30 (d)		685,000	700,830
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		610,000	606,035
5.25% 12/1/27 (d)		500,000	525,000
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		235,000	235,515
10.75% 6/1/28 (d)		365,000	410,625
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		380,000	389,500
Square, Inc.:
2.75% 6/1/26 (d)		430,000	437,525
3.5% 6/1/31 (d)		570,000	574,988
Unisys Corp. 6.875% 11/1/27 (d)		365,000	398,887
			6,230,718
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		690,000	710,797
Synaptics, Inc. 4% 6/15/29 (d)		350,000	351,750
			1,062,547
Software - 0.5%
Ascend Learning LLC:
6.875% 8/1/25 (d)		210,000	213,938
6.875% 8/1/25 (d)		630,000	641,813
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	686,522
Clarivate Science Holdings Corp.:
3.875% 6/30/28 (d)		500,000	504,555
4.875% 6/30/29 (d)		475,000	487,469
Elastic NV 0% 6/30/29 (d)		380,000	380,000
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	599,523
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		575,000	596,985
MicroStrategy, Inc. 6.125% 6/15/28 (d)		520,000	520,000
NortonLifeLock, Inc. 5% 4/15/25 (d)		530,000	537,404
Open Text Corp.:
3.875% 2/15/28 (d)		300,000	304,140
5.875% 6/1/26 (d)		465,000	481,382
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		300,000	305,940
PTC, Inc.:
3.625% 2/15/25 (d)		350,000	360,500
4% 2/15/28 (d)		345,000	356,385
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		1,165,000	1,213,056
			8,189,612
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd.:
3.421% 11/2/30 (d)		485,000	504,339
5.875% 4/24/25 (Reg. S)		200,000	226,788
NCR Corp.:
5% 10/1/28 (d)		335,000	346,413
5.25% 10/1/30 (d)		335,000	347,563
5.75% 9/1/27 (d)		485,000	513,191
6.125% 9/1/29 (d)		485,000	528,650
8.125% 4/15/25 (d)		285,000	311,648
			2,778,592
TOTAL INFORMATION TECHNOLOGY			20,329,088
MATERIALS - 3.5%
Chemicals - 1.6%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		125,000	132,445
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,015,000	3,564,001
5.15% 3/15/34		1,719,000	2,079,878
5.375% 3/15/44		2,500,000	3,098,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (d)(f)(h)		155,000	153,335
6.5% 5/15/26 (d)		2,795,000	2,867,279
6.875% 6/15/25 (d)		560,000	570,455
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		620,000	632,497
Equate Petrochemical BV 2.625% 4/28/28 (d)		275,000	277,664
Ingevity Corp. 3.875% 11/1/28 (d)		665,000	660,013
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)		435,000	443,700
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		205,000	208,075
7% 12/31/27 (d)		620,000	621,401
LSB Industries, Inc. 9.625% 5/1/23 (d)		310,000	317,737
MEGlobal Canada, Inc. 5% 5/18/25 (d)		105,000	117,731
Neon Holdings, Inc. 10.125% 4/1/26 (d)		790,000	861,100
Nouryon Holding BV 8% 10/1/26 (d)		414,000	438,840
OCI NV 5.25% 11/1/24 (d)		805,000	829,714
OCP SA:
3.75% 6/23/31 (d)		335,000	338,769
4.5% 10/22/25 (d)		115,000	124,056
6.875% 4/25/44 (d)		95,000	115,858
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		275,000	276,289
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		725,000	742,219
SABIC Capital II BV 4% 10/10/23 (d)		560,000	600,425
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		635,000	654,844
5.875% 3/27/24		135,000	143,843
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		870,000	869,896
The Chemours Co. LLC:
5.375% 5/15/27		1,700,000	1,843,769
5.75% 11/15/28 (d)		995,000	1,064,421
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)		595,000	593,144
Tronox, Inc. 6.5% 5/1/25 (d)		530,000	560,894
Valvoline, Inc. 4.25% 2/15/30 (d)		435,000	449,129
			26,251,421
Construction Materials - 0.1%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		230,000	232,645
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (d)		260,000	262,087
5.25% 1/15/29 (d)		645,000	685,267
U.S. Concrete, Inc. 5.125% 3/1/29 (d)		495,000	540,788
			1,720,787
Containers & Packaging - 0.3%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		595,000	624,750
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		300,000	299,131
4% 9/1/29 (d)		605,000	599,903
Cascades, Inc.:
5.125% 1/15/26 (d)		300,000	319,500
5.375% 1/15/28 (d)		300,000	315,375
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,482,250
7.5% 12/15/96		160,000	180,110
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	393,288
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	265,200
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		430,000	436,039
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		375,000	394,013
			5,309,559
Metals & Mining - 1.5%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)		775,000	807,004
6.125% 5/15/28 (d)		200,000	218,860
7% 9/30/26 (d)		355,000	370,975
Algoma Steel SCA 0% 12/31/23 (c)		102,200	85,848
Alrosa Finance SA 3.1% 6/25/27 (d)		225,000	230,625
Antofagasta PLC 2.375% 10/14/30 (d)		685,000	658,285
Arconic Corp.:
6% 5/15/25 (d)		400,000	426,308
6.125% 2/15/28 (d)		875,000	938,630
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		445,000	468,119
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		465,000	489,306
4.875% 3/1/31 (d)		465,000	488,250
5.875% 6/1/27		960,000	1,009,200
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,402,875
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		105,000	109,187
3.15% 1/14/30 (d)		280,000	294,053
3.7% 1/30/50 (d)		650,000	687,497
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		610,000	622,200
6.875% 3/1/26 (d)		1,265,000	1,325,695
7.25% 4/1/23 (d)		2,140,000	2,177,450
7.5% 4/1/25 (d)		1,330,000	1,378,213
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)		445,000	475,038
4.5% 9/15/27 (d)		485,000	527,438
5.125% 5/15/24 (d)		495,000	538,931
Fresnillo PLC 4.25% 10/2/50 (d)		360,000	363,713
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		160,000	174,080
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		360,000	360,450
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		460,000	535,124
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		570,000	602,063
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	614,710
Metinvest BV 7.75% 4/23/23 (d)		1,004,000	1,072,312
Mineral Resources Ltd. 8.125% 5/1/27 (d)		960,000	1,054,800
Murray Energy Corp.:
11.25% 12/31/49 (c)(d)(e)		490,000	0
12% 4/15/24 pay-in-kind (c)(d)(e)(f)		548,100	0
Stillwater Mining Co. 6.125% 6/27/22 (d)		1,385,000	1,388,289
TMK Capital SA 4.3% 2/12/27 (Reg. S)		400,000	401,325
United States Steel Corp. 6.25% 3/15/26		615,000	635,596
Usiminas International SARL 5.875% 7/18/26 (d)		560,000	606,270
Vedanta Resources PLC 6.375% 7/30/22 (d)		665,000	655,150
VM Holding SA 6.5% 1/18/28 (d)		285,000	319,521
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		185,000	182,225
			24,695,615
TOTAL MATERIALS			57,977,382
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Iron Mountain, Inc.:
4.875% 9/15/29 (d)		1,300,000	1,341,860
5% 7/15/28 (d)		630,000	653,909
5.25% 7/15/30 (d)		585,000	619,269
5.625% 7/15/32 (d)		585,000	626,137
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		665,000	675,354
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	671,643
4.625% 8/1/29		970,000	1,038,346
5% 10/15/27		1,295,000	1,370,110
SBA Communications Corp. 3.875% 2/15/27		890,000	913,945
The GEO Group, Inc.:
5.125% 4/1/23		695,000	660,250
5.875% 10/15/24		810,000	724,950
6% 4/15/26		521,000	422,010
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (d)		1,145,000	1,147,863
Uniti Group, Inc. 7.875% 2/15/25 (d)		920,000	985,550
VICI Properties, Inc.:
4.25% 12/1/26 (d)		1,140,000	1,185,851
4.625% 12/1/29 (d)		650,000	690,625
			13,727,672
Real Estate Management & Development - 0.4%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		650,000	700,999
Kaisa Group Holdings Ltd. 8.5% 6/30/22 (Reg. S)		200,000	199,038
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		850,000	888,582
7.625% 6/15/25 (d)		2,000,000	2,169,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		635,000	688,264
5.875% 6/15/27 (d)		495,000	559,969
Vonovia SE 1.5% 6/14/41 (Reg. S)	EUR	700,000	837,329
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	310,500
			6,354,081
TOTAL REAL ESTATE			20,081,753
UTILITIES - 1.9%
Electric Utilities - 1.6%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		365,000	382,794
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		1,045,000	1,091,241
NextEra Energy Partners LP 4.25% 9/15/24 (d)		23,000	24,265
NRG Energy, Inc.:
3.375% 2/15/29 (d)		305,000	298,525
3.625% 2/15/31 (d)		605,000	594,534
5.75% 1/15/28		1,740,000	1,853,100
6.625% 1/15/27		1,345,000	1,392,371
Pacific Gas & Electric Co.:
3.75% 8/15/42		555,000	504,929
3.95% 12/1/47		2,880,000	2,678,585
4% 12/1/46		1,315,000	1,230,739
4.25% 3/15/46		125,000	118,850
4.3% 3/15/45		315,000	302,275
4.55% 7/1/30		5,339,000	5,710,377
4.95% 7/1/50		3,439,000	3,537,240
PG&E Corp.:
5% 7/1/28		1,345,000	1,359,956
5.25% 7/1/30		510,000	514,845
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)		1,105,000	1,110,525
5% 7/31/27 (d)		1,220,000	1,252,489
5.5% 9/1/26 (d)		820,000	845,625
5.625% 2/15/27 (d)		1,495,000	1,551,063
			26,354,328
Gas Utilities - 0.1%
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		335,000	330,452
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	234,506
8% 3/1/32		335,000	478,076
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		570,000	583,538
			1,626,572
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		370,000	376,956
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		605,000	601,975
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		485,000	524,406
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		531,875	569,372
			2,072,709
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		143,000	163,181
4.875% 4/23/30 (d)		95,000	114,819
			278,000
TOTAL UTILITIES			30,331,609

TOTAL NONCONVERTIBLE BONDS			608,934,470

TOTAL CORPORATE BONDS
(Cost $576,579,333)			610,108,976

U.S. Government and Government Agency Obligations - 18.3%
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25		210,000	209,741
Federal Farm Credit Bank 0.375% 4/8/22		2,900,000	2,906,525
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$180,338
5.375% 4/1/56		302,000	486,369

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,782,973

U.S. Treasury Obligations - 18.0%
U.S. Treasury Bonds:
2.375% 5/15/51		21,530,000	22,986,639
2.5% 2/15/45 (i)(j)		17,524,000	18,960,146
3% 5/15/45		1,800,000	2,122,734
3% 2/15/49		16,081,000	19,252,600
4.75% 2/15/37 (i)		8,126,000	11,535,111
6.25% 8/15/23 (i)		2,249,000	2,532,936
U.S. Treasury Notes:
0.125% 5/31/22		7,075,000	7,077,211
0.125% 6/30/22		575,000	575,135
0.125% 8/31/22		5,100,000	5,100,199
0.125% 10/31/22		8,000,000	7,996,562
0.125% 11/30/22		4,000,000	3,997,344
0.125% 12/31/22		3,400,000	3,397,078
0.125% 2/28/23		7,200,000	7,191,000
0.125% 3/31/23		3,000,000	2,995,430
0.125% 5/31/23		3,800,000	3,791,836
0.125% 8/15/23		374,000	372,846
0.125% 10/15/23		280,000	278,797
0.25% 5/15/24		73,000	72,601
0.25% 7/31/25		1,221,000	1,197,915
0.25% 9/30/25		1,207,000	1,181,587
0.25% 10/31/25		1,700,000	1,662,082
0.375% 12/31/25		8,019,000	7,867,078
0.375% 1/31/26		2,100,000	2,057,918
0.75% 3/31/26		4,704,000	4,682,869
1.25% 6/30/28		55,155,000	55,241,093
1.375% 8/31/23		500,000	511,816
1.5% 8/31/21		2,000,000	2,004,823
1.5% 9/30/21		4,616,000	4,632,580
1.5% 9/30/24		1,995,000	2,058,201
1.5% 10/31/24		280,000	288,925
1.5% 1/31/27		5,095,000	5,237,700
1.625% 11/15/22		3,584,000	3,656,240
1.625% 5/31/23		760,000	780,069
1.625% 9/30/26		4,153,000	4,302,735
1.625% 5/15/31		12,943,000	13,141,190
2.125% 3/31/24		5,843,000	6,117,347
2.125% 7/31/24		9,671,000	10,157,572
2.25% 7/31/21		1,379,000	1,381,519
2.25% 4/30/24		3,531,000	3,711,964
2.25% 3/31/26		3,329,000	3,547,986
2.5% 1/15/22		18,456,000	18,698,235
2.5% 1/31/24		630,000	664,675
2.5% 2/28/26		7,215,000	7,768,526
2.625% 12/31/23		7,427,000	7,847,380
2.875% 11/30/25		3,162,000	3,450,038
3.125% 11/15/28		1,580,000	1,787,437

TOTAL U.S. TREASURY OBLIGATIONS			295,873,705

Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24		1,030,000	1,065,757
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $288,109,688)			300,722,435

U.S. Government Agency - Mortgage Securities - 1.8%
Ginnie Mae - 1.5%
2.5% 7/1/51 (g)		1,800,000	1,862,827
3% 7/1/51 (g)		1,350,000	1,408,352
3% 7/1/51 (g)		1,375,000	1,434,432
3% 7/1/51 (g)		1,125,000	1,173,626
3% 7/1/51 (g)		800,000	834,579
3% 7/1/51 (g)		2,550,000	2,660,220
3.5% 7/1/51 (g)		400,000	420,137
3.5% 7/1/51 (g)		1,150,000	1,207,895
3.5% 7/1/51 (g)		1,400,000	1,470,481
3.5% 7/1/51 (g)		2,200,000	2,310,756
3.5% 7/1/51 (g)		2,000,000	2,100,687
3.5% 7/1/51 (g)		1,150,000	1,207,895
3.5% 7/1/51 (g)		200,000	210,069
3.5% 7/1/51 (g)		350,000	367,620
3.5% 7/1/51 (g)		1,225,000	1,286,671
3.5% 7/1/51 (g)		400,000	420,137
3.5% 7/1/51 (g)		800,000	840,275
3.5% 7/1/51 (g)		400,000	420,137
3.5% 7/1/51 (g)		825,000	866,533
3.5% 8/1/51 (g)		100,000	105,089
3.5% 8/1/51 (g)		250,000	262,723
3.5% 8/1/51 (g)		450,000	472,901
3.5% 8/1/51 (g)		700,000	735,623
3.5% 8/1/51 (g)		900,000	945,801

TOTAL GINNIE MAE			25,025,466

Uniform Mortgage Backed Securities - 0.3%
2.5% 7/1/51 (g)		1,800,000	1,861,734
2.5% 7/1/51 (g)		650,000	672,293
2.5% 8/1/51 (g)		650,000	671,023
3.5% 7/1/51 (g)		1,100,000	1,157,749
3.5% 8/1/51 (g)		150,000	157,969
3.5% 8/1/51 (g)		200,000	210,625

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			4,731,393

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $29,774,468)			29,756,859

Commercial Mortgage Securities - 0.7%
Freddie Mac floater:		$
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 2/25/31 (f)(h)		1,900,000	1,901,710
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2593% 3/25/31 (f)(h)		1,600,000	1,601,114
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2593% 3/25/31 (f)(h)		1,900,000	1,901,326
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2593% 3/25/31 (f)(h)		2,299,967	2,301,570
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2493% 4/25/31 (f)(h)		1,600,000	1,604,558
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.24% 5/25/28 (f)(h)		1,575,000	1,579,142
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,874,967)			10,889,420

Foreign Government and Government Agency Obligations - 14.8%
Angola Republic:
8.25% 5/9/28 (d)		270,000	281,441
9.375% 5/8/48 (d)		85,000	88,788
9.5% 11/12/25 (d)		1,000,000	1,096,750
Arab Republic of Egypt:
yield at date of purchase 12.451% to 13.2498% 7/6/21 to 11/23/21	EGP	19,050,000	1,185,192
7.5% 1/31/27 (d)		2,850,000	3,198,769
7.6003% 3/1/29 (d)		500,000	548,844
7.903% 2/21/48 (d)		385,000	380,139
8.5% 1/31/47 (d)		580,000	604,034
8.7002% 3/1/49 (d)		200,000	210,975
Argentine Republic:
0.125% 7/9/30 (k)		7,000,308	2,509,610
0.125% 7/9/35 (k)		2,607,241	825,192
0.125% 1/9/38 (k)		897,304	336,938
1% 7/9/29		738,798	279,635
Barbados Government 6.5% 10/1/29 (d)		859,000	864,530
Belarus Republic 6.875% 2/28/23 (d)		405,000	399,887
Bermuda Government:
2.375% 8/20/30 (d)		55,000	54,907
3.375% 8/20/50 (d)		165,000	166,805
3.717% 1/25/27 (d)		645,000	703,574
4.75% 2/15/29 (d)		360,000	420,030
Brazilian Federative Republic:
2.875% 6/6/25		1,165,000	1,197,620
3.75% 9/12/31		365,000	360,073
3.875% 6/12/30		745,000	752,357
4.75% 1/14/50		155,000	150,573
7.125% 1/20/37		565,000	717,833
8.25% 1/20/34		1,045,000	1,451,113
Buoni del Tesoro Poliennali:
0.6% 8/1/31 (Reg. S) (d)	EUR	4,500,000	5,222,381
0.95% 12/1/31 (Reg. S) (d)	EUR	7,859,000	9,396,994
Cameroon Republic 0% 7/7/32 (d)	EUR	585,000	693,664
Canadian Government:
0.25% 11/1/22	CAD	12,720,000	10,246,598
1.5% 6/1/31	CAD	6,600,000	5,351,026
2% 12/1/51	CAD	1,200,000	1,003,514
Chilean Republic 3.86% 6/21/47		195,000	214,598
Colombian Republic:
3% 1/30/30		490,000	478,914
3.125% 4/15/31		535,000	522,561
3.25% 4/22/32		600,000	586,500
4.125% 5/15/51		220,000	208,423
5% 6/15/45		855,000	906,460
6.125% 1/18/41		40,000	47,345
7.375% 9/18/37		140,000	184,039
Costa Rican Republic:
5.625% 4/30/43 (d)		200,000	184,913
6.125% 2/19/31 (d)		150,000	158,606
7% 4/4/44 (d)		60,000	61,999
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		155,000	98,018
7.85% 3/14/29 (d)		415,000	262,565
Dominican Republic:
4.875% 9/23/32 (d)		860,000	885,800
5.875% 1/30/60 (d)		270,000	269,038
5.95% 1/25/27 (d)		445,000	500,625
6% 7/19/28 (d)		360,000	407,700
6.4% 6/5/49 (d)		160,000	172,230
6.5% 2/15/48 (d)		65,000	70,883
6.5% 2/15/48 (Reg. S)		150,000	163,575
6.85% 1/27/45 (d)		300,000	339,244
6.875% 1/29/26 (d)		780,000	902,753
7.45% 4/30/44 (d)		335,000	403,214
Dutch Government 0% 7/15/30 (Reg. S) (d)	EUR	8,320,000	10,023,149
Ecuador Republic:
0.5% 7/31/30 (d)(k)		720,000	617,400
0.5% 7/31/35 (d)(k)		580,000	397,300
El Salvador Republic:
6.375% 1/18/27 (d)		75,000	67,688
7.1246% 1/20/50 (d)		220,000	187,550
7.625% 2/1/41 (d)		90,000	79,650
7.75% 1/24/23 (d)		730,000	720,875
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		570,000	549,480
2.5% 4/16/25 (d)		510,000	541,716
3.125% 4/16/30 (d)		715,000	776,624
3.125% 9/30/49 (d)		920,000	937,710
3.875% 4/16/50 (d)		620,000	715,635
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	187,250
Gabonese Republic 6.375% 12/12/24 (d)		525,000	557,911
Georgia Republic 2.75% 4/22/26 (d)		480,000	487,050
German Federal Republic:
0% 9/16/22 (Reg. S)	EUR	30,610,000	36,595,393
0% 4/10/26 (Reg. S)	EUR	5,500,000	6,707,643
0% 2/15/31 (Reg. S)	EUR	1,720,000	2,089,270
0% 8/15/50	EUR	5,922,109	6,454,774
Ghana Republic:
7.75% 4/7/29 (d)		555,000	566,620
8.125% 1/18/26 (d)		220,000	235,785
10.75% 10/14/30 (d)		360,000	454,005
Guatemalan Republic:
4.9% 6/1/30 (d)		40,000	44,820
5.375% 4/24/32 (d)		380,000	438,259
6.125% 6/1/50 (d)		225,000	273,488
Indonesian Republic:
3.85% 10/15/30		330,000	366,878
4.1% 4/24/28		665,000	751,159
4.35% 1/11/48		300,000	340,275
5.125% 1/15/45 (d)		825,000	1,020,577
5.25% 1/17/42 (d)		305,000	380,068
5.95% 1/8/46 (d)		350,000	481,206
6.625% 2/17/37 (d)		220,000	303,023
6.75% 1/15/44 (d)		330,000	487,121
7.75% 1/17/38 (d)		730,000	1,104,034
8.5% 10/12/35 (Reg. S)		875,000	1,399,344
Islamic Republic of Pakistan:
6% 4/8/26 (d)		550,000	555,328
6.875% 12/5/27 (d)		230,000	238,381
8.25% 4/15/24 (d)		95,000	103,449
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,395,000	6,003,934
5.5% 12/4/23		1,628,000	1,816,946
3.375% 1/15/50		595,000	635,615
Ivory Coast:
4.875% 1/30/32 (d)	EUR	150,000	177,396
5.875% 10/17/31 (d)	EUR	500,000	637,637
6.125% 6/15/33 (d)		200,000	211,100
6.375% 3/3/28 (d)		490,000	538,633
Jamaican Government:
6.75% 4/28/28		255,000	298,318
7.875% 7/28/45		160,000	223,550
Japan Government:
0.1% 9/20/29	JPY	659,350,000	5,991,927
0.1% 12/20/30	JPY	850,200,000	7,692,322
0.4% 3/20/56	JPY	418,450,000	3,384,174
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	596,383
7.375% 10/10/47 (d)		110,000	115,177
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		665,000	647,128
2.9% 10/22/25 (d)		535,000	572,450
3.625% 3/4/28 (d)		315,000	347,051
3.75% 1/21/55 (d)		255,000	269,471
4% 4/17/25 (d)		350,000	386,159
4.5% 10/26/46 (d)		220,000	258,500
4.5% 4/22/60 (d)		225,000	272,363
4.625% 10/4/47 (d)		330,000	394,763
Korean Republic 1% 9/16/30		590,000	559,025
Lebanese Republic:
5.8% 12/31/49 (e)		625,000	76,875
6.375% 12/31/49 (e)		810,000	99,630
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		400,000	446,275
4.375% 3/21/29(Reg. S)		400,000	450,600
5.1% 3/28/35 (d)		1,000,000	1,189,250
5.1% 3/28/35(Reg. S)		1,000,000	1,189,250
5.25% 6/23/47(Reg. S)		600,000	754,613
5.625% 4/4/42 (d)		200,000	256,975
Mongolia Government:
3.5% 7/7/27 (d)		200,000	195,688
5.125% 4/7/26 (d)		480,000	510,000
Moroccan Kingdom:
2.375% 12/15/27 (d)		520,000	510,250
3% 12/15/32 (d)		200,000	193,000
4% 12/15/50 (d)		200,000	185,250
5.5% 12/11/42 (d)		70,000	79,419
Panamanian Republic:
2.252% 9/29/32		315,000	301,967
3.87% 7/23/60		235,000	239,597
Peoples Republic of China 1.2% 10/21/30 (d)		430,000	414,554
Peruvian Republic:
2.783% 1/23/31		1,775,000	1,805,841
3.3% 3/11/41		130,000	131,495
3.55% 3/10/51		180,000	186,750
7.35% 7/21/25		180,000	220,478
Province of Santa Fe 7% 3/23/23 (d)		735,000	688,373
Provincia de Cordoba:
5% 12/10/25 (d)(k)		1,221,837	938,753
5% 6/1/27 (d)(k)		515,562	348,262
Republic of Armenia 7.15% 3/26/25 (d)		110,000	124,389
Republic of Benin:
4.875% 1/19/32 (d)	EUR	510,000	603,788
5.75% 3/26/26 (d)	EUR	245,000	313,895
Republic of Honduras 5.625% 6/24/30 (d)		230,000	240,465
Republic of Iraq 5.8% 1/15/28 (Reg. S)		481,250	464,948
Republic of Kenya:
6.875% 6/24/24 (d)		540,000	593,258
7% 5/22/27 (d)		560,000	614,530
Republic of Nigeria:
6.375% 7/12/23 (d)		385,000	411,902
6.5% 11/28/27 (d)		225,000	238,120
7.143% 2/23/30 (d)		360,000	379,418
7.625% 11/21/25 (d)		1,575,000	1,775,123
Republic of Paraguay:
2.739% 1/29/33 (d)		225,000	218,363
4.95% 4/28/31 (d)		480,000	551,340
5.4% 3/30/50 (d)		445,000	519,343
Republic of Serbia 2.125% 12/1/30 (d)		335,000	317,789
Republic of Uzbekistan:
3.7% 11/25/30 (d)		270,000	268,971
4.75% 2/20/24 (d)		215,000	228,478
Romanian Republic:
3% 2/14/31 (d)		600,000	622,238
4% 2/14/51 (d)		200,000	210,413
4.375% 8/22/23 (d)		210,000	226,839
Rwanda Republic 6.625% 5/2/23 (d)		910,000	964,202
Spanish Kingdom:
0.5% 10/31/31 (Reg. S) (d)	EUR	1,760,000	2,089,650
1% 10/31/50 (Reg. S) (d)	EUR	1,500,000	1,606,017
State of Qatar:
3.75% 4/16/30 (d)		1,755,000	1,992,803
4% 3/14/29 (d)		580,000	667,580
4.4% 4/16/50 (d)		520,000	633,100
4.817% 3/14/49 (d)		1,060,000	1,364,286
5.103% 4/23/48 (d)		70,000	92,873
9.75% 6/15/30 (d)		295,000	470,212
Sultanate of Oman:
3.875% 3/8/22 (d)		575,000	579,959
4.125% 1/17/23 (d)		310,000	318,874
6% 8/1/29 (d)		450,000	479,053
6.25% 1/25/31 (d)		200,000	213,938
6.75% 1/17/48 (d)		750,000	745,453
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		340,000	342,083
Turkish Republic:
3.25% 3/23/23		2,885,000	2,880,132
4.25% 3/13/25		590,000	578,864
4.25% 4/14/26		215,000	206,239
4.75% 1/26/26		685,000	673,655
4.875% 10/9/26		650,000	635,294
4.875% 4/16/43		715,000	569,006
5.125% 3/25/22		1,615,000	1,649,117
5.125% 6/22/26 (d)		280,000	279,633
5.125% 2/17/28		520,000	504,173
5.75% 3/22/24		260,000	269,555
5.75% 5/11/47		650,000	555,669
6% 1/14/41		165,000	148,789
6.25% 9/26/22		1,205,000	1,253,200
6.35% 8/10/24		270,000	282,623
6.375% 10/14/25		720,000	753,210
Ukraine Government:
1.258% 5/31/40 (d)(f)		215,000	254,211
1.471% 9/29/21		1,600,000	1,605,032
6.876% 5/21/29 (d)		170,000	176,800
7.253% 3/15/33 (d)		585,000	608,327
7.375% 9/25/32 (d)		285,000	299,125
7.75% 9/1/21 (d)		3,418,000	3,450,685
7.75% 9/1/22 (d)		346,000	363,127
7.75% 9/1/23 (d)		1,265,000	1,363,038
7.75% 9/1/24 (d)		1,250,000	1,363,516
7.75% 9/1/26 (d)		200,000	220,725
7.75% 9/1/27 (d)		110,000	120,883
17% 5/11/22	UAH	15,070,000	575,793
United Kingdom, Great Britain and Northern Ireland:
0.375% 10/22/30 (Reg. S)	GBP	5,000,000	6,681,339
0.625% 10/22/50 (Reg. S)	GBP	4,900,000	5,759,439
United Mexican States:
2.659% 5/24/31		510,000	497,983
3.25% 4/16/30		620,000	639,879
3.75% 1/11/28		590,000	644,317
4.5% 4/22/29		345,000	390,130
5.75% 10/12/2110		840,000	1,001,595
6.05% 1/11/40		670,000	840,557
Uruguay Republic 5.1% 6/18/50		675,000	883,744
Venezuelan Republic:
9.25% 9/15/27 (e)		2,395,000	239,500
11.95% 8/5/31 (Reg. S) (e)		1,090,000	110,363
12.75% 8/23/22 (e)		190,000	19,000
Vietnamese Socialist Republic 5.5% 3/12/28		1,849,000	1,856,280
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $243,722,923)			243,099,084

Supranational Obligations - 0.1%
European Union 0.7% 7/6/51 (Reg. S) (Cost $2,113,160)	EUR	1,791,000	2,147,366
		Shares	Value

Common Stocks - 5.8%
COMMUNICATION SERVICES - 0.6%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)		247,076	783,231
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (l)		500	1,220,895
Facebook, Inc. Class A (l)		8,100	2,816,451
Tencent Holdings Ltd. sponsored ADR		11,900	896,070
			4,933,416
Media - 0.2%
Altice U.S.A., Inc. Class A (l)		41,500	1,416,810
iHeartMedia, Inc. (l)		5,655	152,289
Nexstar Broadcasting Group, Inc. Class A		10,600	1,567,528
			3,136,627
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.		10,900	1,578,647

TOTAL COMMUNICATION SERVICES			10,431,921

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
Exide Technologies (c)		84	54,600
Exide Technologies (c)(l)		2,115	2,115
Exide Technologies (c)(l)		124,905	1
UC Holdings, Inc. (c)(l)		33,750	385,425
			442,141
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp. (l)		22,300	1,371,227
Caesars Entertainment, Inc. (l)		32,600	3,382,250
Penn National Gaming, Inc. (l)		18,700	1,430,363
Studio City International Holdings Ltd. ADR (l)		11,100	127,872
			6,311,712
Household Durables - 0.2%
Tempur Sealy International, Inc.		56,800	2,225,992
Whirlpool Corp.		4,600	1,002,892
			3,228,884
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. sponsored ADR (l)		4,000	907,120
Amazon.com, Inc. (l)		300	1,032,048
			1,939,168
Specialty Retail - 0.1%
Lowe's Companies, Inc.		7,500	1,454,775

TOTAL CONSUMER DISCRETIONARY			13,376,680

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(l)		40,826	759,364
Food Products - 0.2%
Darling Ingredients, Inc. (l)		21,200	1,431,000
JBS SA		388,000	2,270,055
Reddy Ice Holdings, Inc. (c)(l)		2,286	126
Reddy Ice Holdings, Inc. (c)(l)		5,683	0
			3,701,181

TOTAL CONSUMER STAPLES			4,460,545

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (c)(l)		5,989	30,598
Forbes Energy Services Ltd. (l)		6,562	459
Jonah Energy Parent LLC (c)		15,708	735,291
Superior Energy Services, Inc. Class A (c)		5,560	142,340
			908,688
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp. (l)		175,127	5,278,328
California Resources Corp. warrants 10/27/24 (l)		3,099	23,800
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(l)		13	22
Series B warrants 10/1/25 (c)(l)		13	22
Cheniere Energy, Inc. (l)		8,900	771,986
Chesapeake Energy Corp.		59,703	3,099,780
Chesapeake Energy Corp. (b)		1,691	87,797
Chesapeake Energy Corp.:
warrants 2/9/26 (l)		6,246	167,892
warrants 2/9/26 (l)		6,940	165,380
warrants 2/9/26 (l)		4,343	90,595
Denbury, Inc. (l)		21,989	1,688,315
Denbury, Inc. warrants 9/18/25 (l)		22,930	1,063,952
EP Energy Corp. (c)		52,316	4,872,712
Extraction Oil & Gas, Inc. (l)		2,584	141,887
Mesquite Energy, Inc. (c)		15,322	554,947
Unit Corp. (l)		1,943	32,740
Whiting Petroleum Corp. (l)		6,615	360,848
			18,401,003

TOTAL ENERGY			19,309,691

FINANCIALS - 0.2%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(l)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.		30,500	1,827,255
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)		395	126
Insurance - 0.1%
Arthur J. Gallagher & Co.		6,900	966,552

TOTAL FINANCIALS			2,793,936

HEALTH CARE - 0.6%
Biotechnology - 0.0%
Regeneron Pharmaceuticals, Inc. (l)		100	55,854
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.		8,900	1,839,986
Humana, Inc.		2,800	1,239,616
Rotech Healthcare, Inc. (c)(l)		6,069	63,178
UnitedHealth Group, Inc.		3,600	1,441,584
			4,584,364
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (l)		4,200	1,553,664
IQVIA Holdings, Inc. (l)		7,700	1,865,864
Thermo Fisher Scientific, Inc.		3,000	1,513,410
			4,932,938

TOTAL HEALTH CARE			9,573,156

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (l)		8,600	1,203,054
Airlines - 0.0%
Air Canada (l)		17,400	357,938
Building Products - 0.1%
Carrier Global Corp.		39,100	1,900,260
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd. (l)		3,285	617
Electrical Equipment - 0.0%
Array Technologies, Inc.		300	4,680
Machinery - 0.0%
Allison Transmission Holdings, Inc.		11,200	445,088
Marine - 0.0%
U.S. Shipping Partners Corp. (c)(l)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(l)		6,028	0
			0
Professional Services - 0.0%
ASGN, Inc. (l)		8,000	775,440
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (c)(l)		321	37,313
Class B (c)(l)		107	12,438
United Rentals, Inc. (l)		3,363	1,072,831
			1,122,582
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(l)		16,755	19
Class A2 (b)(c)(l)		16,755	19
Class A3 (b)(c)(l)		16,755	19
Class A4 (b)(c)(l)		16,755	19
Class A5 (b)(c)(l)		16,755	19
Class A6 (b)(c)(l)		16,755	19
Class A7 (b)(c)(l)		16,755	19
Class A8 (b)(c)(l)		16,755	19
Class A9 (b)(c)(l)		16,755	19
			171

TOTAL INDUSTRIALS			5,809,830

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.2%
CDW Corp.		5,000	873,250
Zebra Technologies Corp. Class A (l)		2,800	1,482,572
			2,355,822
IT Services - 0.4%
Global Payments, Inc.		9,700	1,819,138
GoDaddy, Inc. (l)		8,800	765,248
MasterCard, Inc. Class A		3,800	1,387,342
PayPal Holdings, Inc. (l)		4,200	1,224,216
Visa, Inc. Class A		6,200	1,449,684
			6,645,628
Semiconductors & Semiconductor Equipment - 0.3%
Lam Research Corp.		3,200	2,082,240
Microchip Technology, Inc.		5,900	883,466
Micron Technology, Inc. (l)		11,500	977,270
ON Semiconductor Corp. (l)		21,400	819,192
			4,762,168
Software - 0.4%
Adobe, Inc. (l)		5,000	2,928,200
Microsoft Corp.		7,400	2,004,660
Palo Alto Networks, Inc. (l)		3,300	1,224,465
SS&C Technologies Holdings, Inc.		15,008	1,081,476
			7,238,801

TOTAL INFORMATION TECHNOLOGY			21,002,419

MATERIALS - 0.4%
Chemicals - 0.1%
CF Industries Holdings, Inc.		21,900	1,126,755
The Chemours Co. LLC		42,600	1,482,480
			2,609,235
Containers & Packaging - 0.2%
Berry Global Group, Inc. (l)		21,000	1,369,620
WestRock Co.		23,900	1,271,958
			2,641,578
Metals & Mining - 0.1%
Algoma Steel GP (c)(l)		10,220	102
Algoma Steel SCA (c)(l)		10,220	818
Elah Holdings, Inc. (l)		14	1,337
First Quantum Minerals Ltd.		54,800	1,263,017
			1,265,274

TOTAL MATERIALS			6,516,087

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.		24,200	975,260
PG&E Corp. (l)		76,666	779,693
Portland General Electric Co.		140	6,451
			1,761,404
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.		38,600	716,030

TOTAL UTILITIES			2,477,434

TOTAL COMMON STOCKS
(Cost $53,940,407)			95,751,699

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)		187	174,050
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(l)		8,042,141	2,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $460,804)			176,766
		Principal Amount(a)	Value

Bank Loan Obligations - 1.2%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(h)(m)		478,938	479,239
Frontier Communications Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (f)(h)(m)		185,000	185,000
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (f)(h)(m)		80,531	80,531
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(h)(m)		416,761	389,934
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/9/27 (f)(h)(m)		409,763	405,186
			1,539,890
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6473% 2/10/27 (f)(h)(m)		439,367	439,504
Media - 0.1%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.5921% 9/19/26 (f)(h)(m)		207,059	206,483
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/6/28 (h)(m)(n)		355,000	353,374
			559,857
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(h)(m)		318,729	320,524

TOTAL COMMUNICATION SERVICES			2,859,775

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(h)(m)		49,750	48,444
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(h)(m)		305,000	301,188
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (f)(h)(m)		597,198	599,933
			901,121
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2025% 5/29/26 (f)(h)(m)		486,300	442,840
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(h)(m)		270,000	270,983
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 2/5/26 (f)(h)(m)		965,522	953,105
			1,224,088

TOTAL CONSUMER DISCRETIONARY			2,616,493

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (c)(f)(m)		74,380	0
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(h)(m)		73,688	73,024
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(m)(o)		283,417	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(m)(o)		122,000	0
			73,024

TOTAL ENERGY			73,024

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 2/27/28 (f)(h)(m)		538,650	532,703
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(h)(m)		71,800	71,800
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(h)(m)		643,646	644,180

TOTAL FINANCIALS			1,248,683

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/4/26 (f)(h)(m)		29,625	29,641
Health Care Providers & Services - 0.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(h)(m)		981,609	983,817
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(h)(m)		2,318,700	2,326,908
			3,310,725
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (f)(h)(m)		86,691	86,291

TOTAL HEALTH CARE			3,426,657

INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/8/26 (f)(h)(m)		137,562	133,894
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/4/26 (f)(h)(m)		73,958	71,986
			205,880
Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(h)(m)		205,000	216,416
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(h)(m)		1,140,000	1,133,491
Commercial Services & Supplies - 0.0%
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/15/28 (f)(h)(m)		140,000	140,000
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(h)(m)		423,335	422,544
			562,544
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/20/28 (f)(h)(m)		305,000	304,661

TOTAL INDUSTRIALS			2,422,992

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (f)(h)(m)		82,684	82,925
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.32% 3/31/28 (f)(h)(m)(p)		17,316	17,367
			100,292
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(h)(m)		60,938	61,090
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 10/31/26 (f)(h)(m)		59,100	58,805
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (f)(h)(m)		99,101	99,914
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (f)(h)(m)		1,469,604	1,154,374
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(h)(m)		122,019	123,021
			1,497,204
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 10/2/25 (f)(h)(m)		1,633,606	1,623,396
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8461% 9/29/24 (f)(h)(m)		210,047	209,995
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(h)(m)		320,000	320,762
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/9/28 (h)(m)(n)		310,000	308,103
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/24/28 (f)(h)(m)		310,000	308,915
UKG, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(h)(m)		140,000	142,216
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(h)(m)		664,983	665,369
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 2/28/27 (f)(h)(m)		123,438	122,898
			3,701,654

TOTAL INFORMATION TECHNOLOGY			5,299,150

MATERIALS - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (f)(h)(m)		79,800	80,199
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(h)(m)		1,663,200	1,639,300
TOTAL BANK LOAN OBLIGATIONS
(Cost $19,968,599)			19,666,273
		Shares	Value

Fixed-Income Funds - 8.4%
Fidelity Floating Rate Central Fund (q)		1,370,619	137,815,777
Fidelity Mortgage Backed Securities Central Fund (q)		18	1,967
TOTAL FIXED-INCOME FUNDS
(Cost $140,468,544)			137,817,744
		Principal Amount(a)	Value

Preferred Securities - 4.5%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (o)		1,885,000	1,953,032
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (d)		2,507,360	25,074
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (f)(o)		775,000	761,999
Energy Transfer LP:
6.25% (f)(o)		3,540,000	3,207,172
6.625% (f)(o)		1,370,000	1,374,986
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(o)		550,000	580,768
MPLX LP 6.875% (f)(o)		1,550,000	1,618,570
Summit Midstream Partners LP 9.5% (f)(o)		148,000	117,905
Total SA 2.125% (Reg. S) (f)(o)	EUR	272,000	320,225
			7,981,625

TOTAL ENERGY			8,006,699

FINANCIALS - 3.8%
Banks - 3.4%
Alfa Bond Issuance PLC:
6.95% (Reg. S) (f)(o)		200,000	209,905
8% (Reg. S) (f)(o)		475,000	490,681
Banco Do Brasil SA 6.25% (d)(f)(o)		560,000	580,523
Banco Mercantil del Norte SA:
6.75% (d)(f)(o)		350,000	376,507
6.875% (d)(f)(o)		610,000	639,993
7.625% (d)(f)(o)		210,000	240,926
Bank of America Corp.:
5.2% (f)(o)		3,717,000	3,882,452
5.875% (f)(o)		5,125,000	5,954,234
6.25% (f)(o)		1,410,000	1,588,077
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		240,000	255,356
5.35% 11/12/29 (d)(f)		180,000	190,911
Citigroup, Inc.:
4.7% (f)(o)		3,805,000	4,000,704
5% (f)(o)		3,245,000	3,445,162
5.9% (f)(o)		1,455,000	1,567,737
5.95% (f)(o)		2,675,000	2,878,692
6.3% (f)(o)		270,000	292,519
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(o)		625,000	683,957
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(o)		200,000	216,095
Huntington Bancshares, Inc. 5.7% (f)(o)		650,000	682,213
Itau Unibanco Holding SA 6.125% (d)(f)(o)		660,000	670,251
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5216% (f)(h)(o)		2,145,000	2,169,247
3 month U.S. LIBOR + 3.800% 3.9756% (f)(h)(o)		865,000	872,703
4% (f)(o)		4,805,000	4,916,213
4.6% (f)(o)		1,225,000	1,292,756
5% (f)(o)		1,660,000	1,788,705
6% (f)(o)		6,524,000	7,098,031
6.125% (f)(o)		850,000	930,006
6.75% (f)(o)		400,000	454,728
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(o)		455,000	477,508
NBK Tier 1 Financing Ltd. 3.625% (d)(f)(o)		230,000	233,859
Tinkoff Credit Systems 9.25% (Reg. S) (f)(o)		1,005,000	1,059,166
Wells Fargo & Co.:
5.875% (f)(o)		2,600,000	2,918,444
5.9% (f)(o)		3,065,000	3,310,443
			56,368,704
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
4.4% (f)(o)		420,000	441,898
4.95% (f)(o)		710,000	772,580
5% (f)(o)		4,331,000	4,415,737
			5,630,215
Diversified Financial Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(o)		400,000	409,114
OEC Finance Ltd. 7.5% pay-in-kind (d)(o)		1,111,667	127,247
			536,361

TOTAL FINANCIALS			62,535,280

INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(o)		200,000	225,688
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 5.65% (d)(f)(o)		255,000	275,244
MATERIALS - 0.1%
Construction Materials - 0.1%
CEMEX S.A.B. de CV 5.125% (d)(f)(o)		595,000	614,934
TOTAL PREFERRED SECURITIES
(Cost $71,303,467)			73,610,877
		Shares	Value

Money Market Funds - 8.0%
Fidelity Cash Central Fund 0.06% (r)
(Cost $132,098,167)		132,080,304	132,106,720

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	$69,483
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	75,688

TOTAL PUT OPTIONS			145,171

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	30,623
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	49,309

TOTAL CALL OPTIONS			79,932

TOTAL PURCHASED SWAPTIONS
(Cost $256,498)			225,103
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,569,671,025)			1,656,079,322
NET OTHER ASSETS (LIABILITIES) - (0.8)%			(13,680,317)
NET ASSETS - 100%			$1,642,399,005

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 7/1/51	$(1,800,000)	$(1,862,827)
3% 7/1/51	(3,600,000)	(3,755,605)
3% 7/1/51	(3,600,000)	(3,755,605)
3.5% 7/1/51	(1,100,000)	(1,155,378)
3.5% 7/1/51	(100,000)	(105,034)
3.5% 7/1/51	(250,000)	(262,586)
3.5% 7/1/51	(450,000)	(472,655)
3.5% 7/1/51	(700,000)	(735,240)
3.5% 7/1/51	(900,000)	(945,309)

TOTAL GINNIE MAE		(13,050,239)

Uniform Mortgage Backed Securities
2.5% 7/1/51	(650,000)	(672,293)
2.5% 7/1/51	(650,000)	(672,293)
3.5% 7/1/51	(150,000)	(157,875)
3.5% 7/1/51	(200,000)	(210,500)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,712,961)

TOTAL TBA SALE COMMITMENTS
(Proceeds $14,759,960)		$(14,763,200)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	186	Sept. 2021	$24,645,000	$175,435	$175,435
CBOT 2-Year U.S. Treasury Note Contracts (United States)	179	Sept. 2021	39,437,336	(50,630)	(50,630)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Sept. 2021	160,750	5,076	5,076
TOTAL FUTURES CONTRACTS					$129,881

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	1,461,805	EUR	1,227,813	JPMorgan Chase Bank, N.A.	7/6/21	$5,802
EUR	585,000	USD	693,724	Royal Bank Of Canada	7/7/21	13
AUD	2,024,000	USD	1,590,682	Brown Brothers Harriman & Co.	8/18/21	(72,453)
AUD	1,350,000	USD	1,048,773	CIBC World Markets	8/18/21	(36,121)
CAD	2,837,000	USD	2,355,503	State Street Bank	8/18/21	(66,909)
EUR	1,876,000	USD	2,287,501	Brown Brothers Harriman & Co.	8/18/21	(60,846)
EUR	612,000	USD	742,203	Brown Brothers Harriman & Co.	8/18/21	(15,811)
EUR	1,868,000	USD	2,226,544	Brown Brothers Harriman & Co.	8/18/21	(9,385)
EUR	14,930,000	USD	18,123,900	CIBC World Markets	8/18/21	(403,247)
EUR	1,327,000	USD	1,619,565	JPMorgan Chase Bank, N.A.	8/18/21	(44,528)
EUR	1,326,000	USD	1,580,062	JPMorgan Chase Bank, N.A.	8/18/21	(6,211)
EUR	521,000	USD	634,777	Morgan Stanley	8/18/21	(16,393)
EUR	728,000	USD	888,846	National Australia Bank	8/18/21	(24,771)
EUR	3,544,000	USD	4,291,617	Royal Bank Of Canada	8/18/21	(85,188)
EUR	1,287,000	USD	1,569,413	Royal Bank Of Canada	8/18/21	(41,852)
USD	2,600,302	AUD	3,369,000	National Australia Bank	8/18/21	73,171
USD	16,203,830	CAD	19,955,000	Royal Bank Of Canada	8/18/21	106,226
USD	2,640,478	CAD	3,252,000	Royal Bank Of Canada	8/18/21	17,105
USD	10,966,407	EUR	8,986,000	BNP Paribas SA	8/18/21	300,781
USD	2,010,736	EUR	1,683,000	Bank Of America NA	8/18/21	13,156
USD	555,458	EUR	458,000	Barclays Bank PLC	8/18/21	11,850
USD	459,819	EUR	376,000	Brown Brothers Harriman & Co.	8/18/21	13,539
USD	2,211,977	EUR	1,805,000	Brown Brothers Harriman & Co.	8/18/21	69,594
USD	533,738	EUR	438,000	CIBC World Markets	8/18/21	13,869
USD	1,914,382	EUR	1,573,000	HSBC Bank PLC	8/18/21	47,363
USD	470,114	EUR	393,000	HSBC Bank PLC	8/18/21	3,656
USD	91,442,045	EUR	75,964,000	JPMorgan Chase Bank, N.A.	8/18/21	1,279,170
USD	7,911,218	EUR	6,544,000	Morgan Stanley	8/18/21	144,041
USD	571,560	EUR	467,000	Morgan Stanley	8/18/21	17,271
USD	398,148	EUR	325,000	Morgan Stanley	8/18/21	12,401
USD	2,565,673	EUR	2,099,000	Morgan Stanley	8/18/21	74,336
USD	660,957	GBP	469,000	Barclays Bank PLC	8/18/21	12,115
USD	7,365,540	GBP	5,304,000	HSBC Bank PLC	8/18/21	27,673
USD	1,694,005	GBP	1,200,000	JPMorgan Chase Bank, N.A.	8/18/21	33,854
USD	2,776,397	GBP	1,962,000	State Street Bank	8/18/21	62,050
USD	16,517,574	JPY	1,806,494,000	Barclays Bank PLC	8/18/21	250,303
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,705,624
					Unrealized Appreciation	2,589,339
					Unrealized Depreciation	(883,715)

For the period, the average contract value for forward foreign currency contracts was $158,268,343. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$248,000	$(155)	$0	$(155)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	764,000	1,223	0	1,223
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2028	790,000	(865)	0	(865)
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2031	325,000	(510)	0	(510)
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	33,000	1,487	0	1,487

TOTAL INTEREST RATE SWAPS							$1,180	$0	$1,180

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EGP – Egyptian pound

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

PEN – Peruvian new sol

UAH – Ukrainian hryvnia

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,669,876 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $515,394,294 or 31.4% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $414,371.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $57,344.

 (k) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (l) Non-income producing

 (m) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (n) The coupon rate will be determined upon settlement of the loan after period end.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,156 and $4,168, respectively.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$16,014
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 4/15/21	$293,842
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$1,223,948
Southeastern Grocers, Inc.	6/1/18	$287,174
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,055
Fidelity Floating Rate Central Fund	2,780,983
Fidelity Mortgage Backed Securities Central Fund	2,509
Fidelity Securities Lending Cash Central Fund	2
Total	$2,819,549

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$91,912,557	$303,661,338	$263,467,017	$(158)	$--	$132,106,720	0.2%
Fidelity Floating Rate Central Fund	132,269,326	4,281,565	750,075	825	2,014,136	137,815,777	5.9%
Fidelity Mortgage Backed Securities Central Fund	7,573	4,362,508	4,357,631	(10,485)	2	1,967	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	135,379	135,379	--	--	--	0.0%
Total	$224,189,456	$312,440,790	$268,710,102	$(9,818)	$2,014,138	$269,924,464

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,431,921	$9,648,690	$--	$783,231
Consumer Discretionary	13,550,730	12,934,539	--	616,191
Consumer Staples	4,460,545	3,701,055	--	759,490
Energy	19,309,691	12,973,759	--	6,335,932
Financials	2,793,936	2,793,807	--	129
Health Care	9,573,156	9,509,978	--	63,178
Industrials	5,812,546	5,759,908	--	52,638
Information Technology	21,002,419	21,002,419	--	--
Materials	6,516,087	6,515,167	--	920
Utilities	2,477,434	2,477,434	--	--
Corporate Bonds	610,108,976	--	608,875,729	1,233,247
U.S. Government and Government Agency Obligations	300,722,435	--	300,722,435	--
U.S. Government Agency - Mortgage Securities	29,756,859	--	29,756,859	--
Commercial Mortgage Securities	10,889,420	--	10,889,420	--
Foreign Government and Government Agency Obligations	243,099,084	--	243,099,084	--
Supranational Obligations	2,147,366	--	2,147,366	--
Bank Loan Obligations	19,666,273	--	19,594,473	71,800
Fixed-Income Funds	137,817,744	137,817,744	--	--
Preferred Securities	73,610,877	--	73,610,877	--
Money Market Funds	132,106,720	132,106,720	--	--
Purchased Swaptions	225,103	--	225,103	--
Total Investments in Securities:	$1,656,079,322	$357,241,220	$1,288,921,346	$9,916,756
Derivative Instruments:
Assets
Futures Contracts	$180,511	$180,511	$--	$--
Forward Foreign Currency Contracts	2,589,339	--	2,589,339	--
Swaps	2,710	--	2,710	--
Total Assets	$2,772,560	$180,511	$2,592,049	$--
Liabilities
Futures Contracts	$(50,630)	$(50,630)	$--	$--
Forward Foreign Currency Contracts	(883,715)	--	(883,715)	--
Swaps	(1,530)	--	(1,530)	--
Total Liabilities	$(935,875)	$(50,630)	$(885,245)	$--
Total Derivative Instruments:	$1,836,685	$129,881	$1,706,804	$--
Other Financial Instruments:
TBA Sale Commitments	$(14,763,200)	$--	$(14,763,200)	$--
Total Other Financial Instruments:	$(14,763,200)	$--	$(14,763,200)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$2,589,339	$(883,715)
Total Foreign Exchange Risk	2,589,339	(883,715)
Interest Rate Risk
Futures Contracts(b)	180,511	(50,630)
Purchased Swaptions(c)	225,103	0
Swaps(d)	2,710	(1,530)
Total Interest Rate Risk	408,324	(52,160)
Total Value of Derivatives	$2,997,663	$(935,875)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.0%
Germany	3.2%
Canada	2.1%
Luxembourg	1.9%
United Kingdom	1.7%
Netherlands	1.6%
Mexico	1.4%
Japan	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	13.0%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,297,104,314)	$1,386,154,858
Fidelity Central Funds (cost $272,566,711)	269,924,464
Total Investment in Securities (cost $1,569,671,025)		$1,656,079,322
Cash		9,893,358
Foreign currency held at value (cost $6,812)		6,866
Receivable for investments sold
Regular delivery		8,163,596
Delayed delivery		143,500
Receivable for TBA sale commitments		14,759,960
Unrealized appreciation on forward foreign currency contracts		2,589,339
Receivable for fund shares sold		1,038,801
Dividends receivable		21,673
Interest receivable		11,611,623
Distributions receivable from Fidelity Central Funds		4,922
Receivable for daily variation margin on futures contracts		48,445
Receivable for daily variation margin on centrally cleared OTC swaps		505
Other receivables		2,560
Total assets		1,704,364,470
Liabilities
Payable for investments purchased
Regular delivery	$10,455,377
Delayed delivery	34,480,498
TBA sale commitments, at value	14,763,200
Unrealized depreciation on forward foreign currency contracts	883,715
Payable for fund shares redeemed	243,896
Accrued management fee	741,671
Distribution and service plan fees payable	120,491
Other affiliated payables	164,981
Other payables and accrued expenses	111,636
Total liabilities		61,965,465
Net Assets		$1,642,399,005
Net Assets consist of:
Paid in capital		$1,516,764,094
Total accumulated earnings (loss)		125,634,911
Net Assets		$1,642,399,005
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($82,882,270 ÷ 6,830,812 shares)		$12.13
Service Class:
Net Asset Value, offering price and redemption price per share ($450,679 ÷ 37,182 shares)		$12.12
Service Class 2:
Net Asset Value, offering price and redemption price per share ($587,068,214 ÷ 48,971,435 shares)		$11.99
Investor Class:
Net Asset Value, offering price and redemption price per share ($971,997,842 ÷ 80,422,309 shares)		$12.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$2,285,743
Interest		21,830,620
Income from Fidelity Central Funds (including $2 from security lending)		2,819,549
Total income		26,935,912
Expenses
Management fee	$4,353,672
Transfer agent fees	702,730
Distribution and service plan fees	694,246
Accounting fees	267,773
Custodian fees and expenses	22,193
Independent trustees' fees and expenses	2,021
Registration fees	90
Audit	54,266
Legal	592
Miscellaneous	4,431
Total expenses before reductions	6,102,014
Expense reductions	(11,730)
Total expenses after reductions		6,090,284
Net investment income (loss)		20,845,628
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,912,232
Fidelity Central Funds	(9,818)
Forward foreign currency contracts	(3,232,460)
Foreign currency transactions	13,474
Futures contracts	(788,162)
Swaps	98,832
Written options	(62,718)
Total net realized gain (loss)		12,931,380
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,393,451
Fidelity Central Funds	2,014,138
Forward foreign currency contracts	6,850,051
Assets and liabilities in foreign currencies	(23,223)
Futures contracts	79,095
Swaps	(30,924)
Written options	8,640
Delayed delivery commitments	(3,240)
Total change in net unrealized appreciation (depreciation)		10,287,988
Net gain (loss)		23,219,368
Net increase (decrease) in net assets resulting from operations		$44,064,996

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,845,628	$47,893,441
Net realized gain (loss)	12,931,380	15,282,144
Change in net unrealized appreciation (depreciation)	10,287,988	37,855,363
Net increase (decrease) in net assets resulting from operations	44,064,996	101,030,948
Distributions to shareholders	(1,962,952)	(61,920,679)
Share transactions - net increase (decrease)	41,897,283	(39,226,740)
Total increase (decrease) in net assets	83,999,327	(116,471)
Net Assets
Beginning of period	1,558,399,678	1,558,516,149
End of period	$1,642,399,005	$1,558,399,678

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Strategic Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$11.45	$10.75	$11.50	$11.07	$10.60
Income from Investment Operations
Net investment income (loss)A	.162	.380	.421	.418B	.399	.429
Net realized and unrealized gain (loss)	.173	.477	.749	(.716)B	.462	.446
Total from investment operations	.335	.857	1.170	(.298)	.861	.875
Distributions from net investment income	–	(.385)	(.385)	(.444)	(.371)	(.405)
Distributions from net realized gain	(.015)	(.112)	(.085)	(.008)	(.060)	–
Total distributions	(.015)	(.497)	(.470)	(.452)	(.431)	(.405)
Net asset value, end of period	$12.13	$11.81	$11.45	$10.75	$11.50	$11.07
Total ReturnC,D,E	2.84%	7.52%	10.89%	(2.57)%	7.79%	8.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.67%	.67%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.67%H	.67%	.67%	.66%	.67%	.68%
Expenses net of all reductions	.66%H	.66%	.66%	.66%	.67%	.68%
Net investment income (loss)	2.75%H	3.32%	3.67%	3.66%	3.45%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$82,882	$79,320	$83,769	$82,529	$96,952	$91,630
Portfolio turnover rateI	114%H	116%	144%	118%	124%	81%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$11.42	$10.72	$11.47	$11.05	$10.59
Income from Investment Operations
Net investment income (loss)A	.156	.371	.409	.406B	.389	.417
Net realized and unrealized gain (loss)	.169	.489	.750	(.715)B	.461	.444
Total from investment operations	.325	.860	1.159	(.309)	.850	.861
Distributions from net investment income	–	(.358)	(.374)	(.433)	(.370)	(.401)
Distributions from net realized gain	(.015)	(.112)	(.085)	(.008)	(.060)	–
Total distributions	(.015)	(.470)	(.459)	(.441)	(.430)	(.401)
Net asset value, end of period	$12.12	$11.81	$11.42	$10.72	$11.47	$11.05
Total ReturnC,D,E	2.75%	7.56%	10.82%	(2.68)%	7.71%	8.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.77%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.77%H	.77%	.77%	.76%	.77%	.78%
Expenses net of all reductions	.76%H	.77%	.76%	.76%	.77%	.78%
Net investment income (loss)	2.65%H	3.21%	3.57%	3.56%	3.35%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$451	$426	$1,945	$1,745	$1,899	$526
Portfolio turnover rateI	114%H	116%	144%	118%	124%	81%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$11.34	$10.65	$11.40	$10.98	$10.52
Income from Investment Operations
Net investment income (loss)A	.146	.348	.389	.385B	.368	.398
Net realized and unrealized gain (loss)	.168	.471	.745	(.709)B	.459	.444
Total from investment operations	.314	.819	1.134	(.324)	.827	.842
Distributions from net investment income	–	(.357)	(.359)	(.418)	(.347)	(.382)
Distributions from net realized gain	(.014)	(.112)	(.085)	(.008)	(.060)	–
Total distributions	(.014)	(.469)	(.444)	(.426)	(.407)	(.382)
Net asset value, end of period	$11.99	$11.69	$11.34	$10.65	$11.40	$10.98
Total ReturnC,D,E	2.69%	7.25%	10.66%	(2.82)%	7.54%	8.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.92%H	.92%	.92%	.91%	.92%	.93%
Expenses net of fee waivers, if any	.92%H	.92%	.92%	.91%	.92%	.93%
Expenses net of all reductions	.92%H	.91%	.91%	.91%	.92%	.93%
Net investment income (loss)	2.50%H	3.07%	3.42%	3.41%	3.20%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$587,068	$534,029	$502,859	$397,785	$374,227	$260,789
Portfolio turnover rateI	114%H	116%	144%	118%	124%	81%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$11.41	$10.71	$11.46	$11.03	$10.57
Income from Investment Operations
Net investment income (loss)A	.160	.375	.416	.413B	.394	.424
Net realized and unrealized gain (loss)	.175	.478	.750	(.715)B	.463	.438
Total from investment operations	.335	.853	1.166	(.302)	.857	.862
Distributions from net investment income	–	(.381)	(.381)	(.440)	(.367)	(.402)
Distributions from net realized gain	(.015)	(.112)	(.085)	(.008)	(.060)	–
Total distributions	(.015)	(.493)	(.466)	(.448)	(.427)	(.402)
Net asset value, end of period	$12.09	$11.77	$11.41	$10.71	$11.46	$11.03
Total ReturnC,D,E	2.85%	7.51%	10.89%	(2.62)%	7.78%	8.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.70%	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.70%H	.70%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.70%H	.70%	.70%	.70%	.71%	.72%
Net investment income (loss)	2.72%H	3.28%	3.63%	3.63%	3.41%	3.81%
Supplemental Data
Net assets, end of period (000 omitted)	$971,998	$944,625	$969,943	$907,456	$1,072,701	$945,087
Portfolio turnover rateI	114%H	116%	144%	118%	124%	81%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, swaps, foreign currency transactions, market discount, partnerships, losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$122,254,481
Gross unrealized depreciation	(32,098,469)
Net unrealized appreciation (depreciation)	$90,156,012
Tax cost	$1,565,635,978

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(3,232,460)	$6,850,051
Total Foreign Exchange Risk	(3,232,460)	6,850,051
Interest Rate Risk
Futures Contracts	(788,162)	79,095
Purchased Options	(47,133)	47,517
Written Options	(62,718)	8,640
Swaps	98,832	(30,924)
Total Interest Rate Risk	(799,181)	104,328
Totals	$(4,031,641)	$6,954,379

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	336,732,564	360,455,493

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$218
Service Class 2	694,028
$694,246

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$27,266.07
Service Class	148.07
Service Class 2	188,776.07
Investor Class	486,540.10
	$702,730

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Strategic Income Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Strategic Income Portfolio	$546

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	16,263	4,085,547

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed and exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest, and cash valued at $33,308,914 in exchange for 294,144 shares of the Central Fund. The Fund had a net realized gain of $823,366 on investments delivered through in-kind redemptions. The Fund recognized net gains for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Strategic Income Portfolio	$1,555

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Strategic Income Portfolio	$–	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $5,261 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,925.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,544.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Strategic Income Portfolio
Distributions to shareholders
Initial Class	$101,099	$3,223,768
Service Class	540	18,054
Service Class 2	650,629	20,586,910
Investor Class	1,210,684	38,091,947
Total	$1,962,952	$61,920,679

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Strategic Income Portfolio
Initial Class
Shares sold	492,033	621,919	$5,857,645	$7,201,199
Reinvestment of distributions	8,474	274,674	101,099	3,223,768
Shares redeemed	(384,006)	(1,495,726)	(4,560,991)	(16,896,208)
Net increase (decrease)	116,501	(599,133)	$1,397,753	$(6,471,241)
Service Class
Shares sold	1,496	11,015	$17,714	$121,592
Reinvestment of distributions	11	448	131	5,237
Shares redeemed	(433)	(145,627)	(5,133)	(1,451,012)
Net increase (decrease)	1,074	(134,164)	$12,712	$(1,324,183)
Service Class 2
Shares sold	4,965,650	6,290,432	$58,444,095	$71,388,158
Reinvestment of distributions	55,138	1,772,164	650,629	20,586,910
Shares redeemed	(1,749,140)	(6,717,654)	(20,556,679)	(74,651,617)
Net increase (decrease)	3,271,648	1,344,942	$38,538,045	$17,323,451
Investor Class
Shares sold	2,272,488	3,035,320	$26,924,440	$34,858,018
Reinvestment of distributions	101,824	3,256,630	1,210,684	38,091,947
Shares redeemed	(2,213,013)	(11,014,938)	(26,186,351)	(121,704,732)
Net increase (decrease)	161,299	(4,722,988)	$1,948,773	$(48,754,767)

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Strategic Income Portfolio	63%	2	21%

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Strategic Income Portfolio
Initial Class	.67%
Actual		$1,000.00	$1,028.40	$3.37
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Service Class	.77%
Actual		$1,000.00	$1,027.50	$3.87
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Service Class 2.92%
Actual		$1,000.00	$1,026.90	$4.62
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Investor Class	.70%
Actual		$1,000.00	$1,028.50	$3.52
Hypothetical-C		$1,000.00	$1,021.32	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPSI-SANN-0821
1.803539.117

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Portfolio Composition

% of fund's investments
Domestic Equity Funds	49.9%
International Equity Funds	21.6%
Fixed-Income Funds	26.7%
Cash Equivalents	1.8%

Asset Allocation (% of fund's investments)

As of June 30, 2021
Equities	71.5%
Bonds	26.7%
Short-Term and Other	1.8%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 71.5%
	Shares	Value
Domestic Equity Funds - 49.9%
Fidelity Contrafund (a)	310,473	$5,824,474
Fidelity Equity-Income Fund (a)	45,245	3,218,311
Fidelity Gold Portfolio (a)	165,451	4,654,137
Fidelity Large Cap Value Enhanced Index Fund (a)	415,726	6,984,201
Fidelity Low-Priced Stock Fund (a)	94,080	5,466,992
Fidelity Stock Selector All Cap Fund (a)	1,275,289	83,161,614
Fidelity U.S. Low Volatility Equity Fund (a)	470,621	5,487,442
Fidelity Value Discovery Fund (a)	67,061	2,521,496
iShares S&P 500 Index ETF	42,949	18,464,634

TOTAL DOMESTIC EQUITY FUNDS		135,783,301

International Equity Funds - 21.6%
Fidelity International Enhanced Index Fund (a)	678,440	7,713,864
Fidelity International Value Fund (a)	680,156	6,339,055
Fidelity Japan Smaller Companies Fund (a)	118,628	2,122,252
Fidelity Overseas Fund (a)	411,690	26,916,262
iShares Core MSCI EAFE ETF	170,597	12,770,891
iShares Core MSCI Emerging Markets ETF	44,305	2,967,992

TOTAL INTERNATIONAL EQUITY FUNDS		58,830,316

TOTAL EQUITY FUNDS
(Cost $142,331,716)		194,613,617

Fixed-Income Funds - 26.7%
Fixed-Income Funds - 26.7%
Fidelity Inflation-Protected Bond Index Fund (a)	541,269	6,078,448
Fidelity Long-Term Treasury Bond Index Fund (a)	515,435	7,478,965
Fidelity Total Bond Fund (a)	4,115,537	45,888,238
Fidelity U.S. Bond Index Fund (a)	1,102,574	13,374,227
TOTAL FIXED-INCOME FUNDS
(Cost $68,297,095)		72,819,878

Cash Equivalents - 1.8%
Fidelity Cash Central Fund 0.06% (b)
(Cost $4,826,226)	4,825,261	4,826,226
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $215,455,037)		272,259,721
NET OTHER ASSETS (LIABILITIES) - 0.0%		(87,720)
NET ASSETS - 100%		$272,172,001

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,529
Total	$2,529

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$12,824,535	$46,360,006	$54,358,316	$1	$--	$4,826,226	0.0%
Total	$12,824,535	$46,360,006	$54,358,316	$1	$--	$4,826,226

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$5,448,052	$149,017	$399,496	$127,169	$14,206	$612,695	$5,824,474
Fidelity Equity-Income Fund	2,968,310	70,224	229,043	57,681	19,941	388,879	3,218,311
Fidelity Gold Portfolio	4,547,494	698,245	312,984	--	15,530	(294,148)	4,654,137
Fidelity Inflation-Protected Bond Index Fund	6,404,801	23,871	451,799	228	28,105	73,470	6,078,448
Fidelity International Enhanced Index Fund	7,347,816	22,946	425,572	--	27,289	741,385	7,713,864
Fidelity International Value Fund	6,165,275	24,613	456,660	--	48,581	557,246	6,339,055
Fidelity Japan Smaller Companies Fund	2,108,017	--	--	--	--	14,235	2,122,252
Fidelity Large Cap Value Enhanced Index Fund	6,256,773	26,059	477,059	--	84,466	1,093,962	6,984,201
Fidelity Long-Term Treasury Bond Index Fund	8,704,121	137,052	578,870	108,127	(76,029)	(707,309)	7,478,965
Fidelity Low-Priced Stock Fund	4,873,637	19,222	351,801	--	9,398	916,536	5,466,992
Fidelity Overseas Fund	27,457,043	173,694	3,263,887	--	581,194	1,968,218	26,916,262
Fidelity Stock Selector All Cap Fund	78,224,102	365,349	6,485,670	--	864,731	10,193,102	83,161,614
Fidelity Total Bond Fund	53,767,393	669,268	7,776,168	490,389	456,361	(1,228,616)	45,888,238
Fidelity U.S. Bond Index Fund	22,950,650	9,536,581	18,714,074	156,576	(8,324)	(390,606)	13,374,227
Fidelity U.S. Low Volatility Equity Fund	5,456,313	37,109	454,599	12,289	51,311	397,308	5,487,442
Fidelity Value Discovery Fund	2,305,515	9,381	171,246	--	36,714	341,132	2,521,496
Total	$244,985,312	$11,962,631	$40,548,928	$952,459	$2,153,474	$14,677,489	$233,229,978

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$194,613,617	$194,613,617	$--	$--
Fixed-Income Funds	72,819,878	72,819,878	--	--
Money Market Funds	4,826,226	4,826,226	--	--
Total Investments in Securities:	$272,259,721	$272,259,721	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $30,963,942)	$34,203,517
Fidelity Central Funds (cost $4,826,226)	4,826,226
Other affiliated issuers (cost $179,664,869)	233,229,978
Total Investment in Securities (cost $215,455,037)		$272,259,721
Receivable for investments sold		14,348
Receivable for fund shares sold		395,968
Dividends receivable		110,724
Distributions receivable from Fidelity Central Funds		196
Total assets		272,780,957
Liabilities
Payable for investments purchased	$458,309
Payable for fund shares redeemed	56,918
Accrued management fee	56,761
Distribution and service plan fees payable	33,853
Other affiliated payables	3,115
Total liabilities		608,956
Net Assets		$272,172,001
Net Assets consist of:
Paid in capital		$215,868,264
Total accumulated earnings (loss)		56,303,737
Net Assets		$272,172,001
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($1,633,883 ÷ 116,319 shares)		$14.05
Service Class 2:
Net Asset Value, offering price and redemption price per share ($270,538,118 ÷ 19,318,850 shares)		$14.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$281,342
Affiliated issuers		747,569
Income from Fidelity Central Funds		2,529
Total income		1,031,440
Expenses
Management fee	$405,130
Transfer agent fees	18,544
Distribution and service plan fees	336,427
Independent trustees' fees and expenses	346
Total expenses before reductions	760,447
Expense reductions	(202,587)
Total expenses after reductions		557,860
Net investment income (loss)		473,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	138,361
Fidelity Central Funds	1
Other affiliated issuers	2,153,474
Capital gain distributions from underlying funds:
Affiliated issuers	204,890
Total net realized gain (loss)		2,496,726
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,979,841
Affiliated issuers	14,677,489
Total change in net unrealized appreciation (depreciation)		16,657,330
Net gain (loss)		19,154,056
Net increase (decrease) in net assets resulting from operations		$19,627,636

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$473,580	$2,604,334
Net realized gain (loss)	2,496,726	(1,350,514)
Change in net unrealized appreciation (depreciation)	16,657,330	20,908,592
Net increase (decrease) in net assets resulting from operations	19,627,636	22,162,412
Distributions to shareholders	(61,007)	(9,794,018)
Share transactions - net increase (decrease)	(18,054,101)	(33,287,965)
Total increase (decrease) in net assets	1,512,528	(20,919,571)
Net Assets
Beginning of period	270,659,473	291,579,044
End of period	$272,172,001	$270,659,473

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Target Volatility Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.05	$12.40	$10.86	$12.14	$11.22	$10.87
Income from Investment Operations
Net investment income (loss)A	.03	.14	.20	.19	.17	.15
Net realized and unrealized gain (loss)	.97	.97	1.81	(.90)	1.67	.42
Total from investment operations	1.00	1.11	2.01	(.71)	1.84	.57
Distributions from net investment income	–B	(.18)	(.19)	(.20)C	(.16)	(.16)C
Distributions from net realized gain	–	(.29)	(.28)	(.37)C	(.76)	(.07)C
Total distributions	–B	(.46)D	(.47)	(.57)	(.92)	(.22)D
Net asset value, end of period	$14.05	$13.05	$12.40	$10.86	$12.14	$11.22
Total ReturnE,F,G	7.69%	9.13%	18.81%	(5.81)%	16.39%	5.30%
Ratios to Average Net AssetsH,I
Expenses before reductions	.41%J	.40%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.26%J	.25%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.26%J	.25%	.27%	.27%	.27%	.26%
Net investment income (loss)	.50%J	1.12%	1.72%	1.60%	1.43%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,634	$1,519	$1,434	$1,256	$1,444	$1,477
Portfolio turnover rateK	39%J	57%	65%	85%	91%	91%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Target Volatility Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$12.37	$10.83	$12.11	$11.19	$10.85
Income from Investment Operations
Net investment income (loss)A	.02	.12	.18	.17	.16	.13
Net realized and unrealized gain (loss)	.96	.97	1.81	(.90)	1.66	.41
Total from investment operations	.98	1.09	1.99	(.73)	1.82	.54
Distributions from net investment income	–B	(.16)	(.16)	(.18)C	(.14)	(.14)C
Distributions from net realized gain	–	(.29)	(.28)	(.37)C	(.76)	(.07)C
Total distributions	–B	(.44)D	(.45)D	(.55)	(.90)	(.20)D
Net asset value, end of period	$14.00	$13.02	$12.37	$10.83	$12.11	$11.19
Total ReturnE,F,G	7.55%	8.99%	18.65%	(5.99)%	16.29%	5.06%
Ratios to Average Net AssetsH,I
Expenses before reductions	.56%J	.56%	.57%	.57%	.57%	.57%
Expenses net of fee waivers, if any	.41%J	.40%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%J	.40%	.42%	.42%	.42%	.41%
Net investment income (loss)	.35%J	.97%	1.57%	1.45%	1.28%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$270,538	$269,141	$290,145	$277,696	$295,856	$221,591
Portfolio turnover rateK	39%J	57%	65%	85%	91%	91%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$56,602,482
Gross unrealized depreciation	(431,019)
Net unrealized appreciation (depreciation)	$56,171,463
Tax cost	$216,088,258

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,695,811)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Target Volatility Portfolio	50,713,774	59,219,432

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$787
Service Class 2	335,640
$336,427

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .14% of class-level average net assets invested in underlying mutual funds or exchange-traded funds (ETFs) that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Service Class	$108.01
Service Class 2	18,436.01
	$18,544

 (a) Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2022. During the period, the Fund's management fee was reduced by $67,522.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$787
Service Class 2	134,256

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $22.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Target Volatility Portfolio
Distributions to shareholders
Service Class	$349	$53,693
Service Class 2	60,658	9,740,325
Total	$61,007	$9,794,018

9. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Target Volatility Portfolio
Service Class
Shares sold	–	644	$–	$7,953
Reinvestment of distributions	–	11	2	143
Shares redeemed	(5)	(6)	(63)	(73)
Net increase (decrease)	(5)	649	$(61)	$8,023
Service Class 2
Shares sold	370,195	759,982	$5,004,731	$9,123,947
Reinvestment of distributions	4,520	773,350	60,658	9,740,325
Shares redeemed	(1,719,761)	(4,326,699)	(23,119,429)	(52,160,260)
Net increase (decrease)	(1,345,046)	(2,793,367)	$(18,054,040)	$(33,295,988)

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Target Volatility Portfolio	1	95%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Target Volatility Portfolio
Service Class	.26%
Actual		$1,000.00	$1,076.90	$1.34
Hypothetical-C		$1,000.00	$1,023.51	$1.30
Service Class 2.41%
Actual		$1,000.00	$1,075.50	$2.11
Hypothetical-C		$1,000.00	$1,022.76	$2.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPTV-SANN-0821
1.955018.108

Fidelity® Variable Insurance Products:

Bond Index Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2021
U.S. Government and U.S. Government Agency Obligations	70.3%
AAA	3.5%
AA	3.9%
A	9.9%
BBB	13.7%
BB and Below	0.3%
Short-Term Investments and Net Other Assets*	(1.6)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Corporate Bonds	25.9%
U.S. Government and U.S. Government Agency Obligations	70.3%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.3%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.6)%

 * Foreign investments - 8.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$198,511
2.25% 2/1/32	50,000	49,073
2.75% 6/1/31	300,000	311,847
3.3% 2/1/52	50,000	48,645
3.5% 6/1/41	1,000,000	1,038,767
3.5% 9/15/53 (a)	347,000	348,621
3.55% 9/15/55 (a)	340,000	341,140
3.65% 6/1/51	280,000	290,682
3.65% 9/15/59 (a)	257,000	260,623
3.8% 2/15/27	43,000	47,948
4.1% 2/15/28	143,000	163,225
4.45% 4/1/24	1,190,000	1,299,415
4.65% 6/1/44	40,000	47,118
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	168,833
5.213% 3/8/47	250,000	312,069
Verizon Communications, Inc.:
1.45% 3/20/26	601,000	606,111
1.5% 9/18/30	270,000	257,980
2.65% 11/20/40	620,000	596,637
2.987% 10/30/56	227,000	213,389
3.55% 3/22/51	500,000	534,183
3.875% 2/8/29	210,000	239,911
4% 3/22/50	114,000	130,919
4.016% 12/3/29	100,000	114,662
4.125% 8/15/46	54,000	63,770
4.272% 1/15/36	276,000	328,392
4.329% 9/21/28	643,000	748,156
5.012% 8/21/54	38,000	51,950
		8,812,577
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	50,542
2.65% 1/13/31	200,000	209,919
2.75% 9/1/49	100,000	98,695
3.5% 5/13/40	30,000	33,447
3.6% 1/13/51	30,000	34,005
3.7% 9/15/24	300,000	326,256
3.8% 3/22/30	110,000	125,616
3.8% 5/13/60	30,000	35,365
4.7% 3/23/50	100,000	133,348
		1,047,193
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	189,641
1.9% 8/15/40	264,000	240,002
2.05% 8/15/50	170,000	150,011
		579,654
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	29,672
3.75% 2/15/28	100,000	110,286
4.2% 3/15/28	48,000	54,321
5.125% 7/1/49	60,000	71,454
5.375% 4/1/38	42,000	51,609
5.375% 5/1/47	190,000	232,828
6.384% 10/23/35	621,000	830,070
Comcast Corp.:
1.95% 1/15/31	240,000	236,598
2.45% 8/15/52	135,000	121,957
2.65% 2/1/30	220,000	231,587
2.8% 1/15/51	180,000	173,183
3.4% 4/1/30	87,000	96,035
3.55% 5/1/28	76,000	85,006
3.7% 4/15/24	30,000	32,531
3.75% 4/1/40	31,000	34,946
3.9% 3/1/38	50,000	57,534
4.049% 11/1/52	280,000	333,275
4.6% 10/15/38	140,000	173,516
4.6% 8/15/45	72,000	90,378
4.7% 10/15/48	284,000	366,128
4.95% 10/15/58	30,000	41,484
Discovery Communications LLC:
3.625% 5/15/30	220,000	240,016
4% 9/15/55	85,000	89,965
4.65% 5/15/50	100,000	117,021
5.2% 9/20/47	18,000	22,370
Fox Corp.:
4.709% 1/25/29	34,000	39,918
5.476% 1/25/39	189,000	244,330
5.576% 1/25/49	23,000	31,047
Time Warner Cable LLC 5.5% 9/1/41	351,000	435,057
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	106,718
3% 2/13/26	210,000	227,935
ViacomCBS, Inc.:
4.2% 6/1/29	210,000	242,237
4.95% 1/15/31	190,000	229,011
5.85% 9/1/43	363,000	497,352
		5,977,375
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	220,038
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	522,477
3.5% 4/15/25	410,000	444,376
3.75% 4/15/27	80,000	88,400
3.875% 4/15/30	80,000	89,426
4.375% 4/15/40	74,000	86,750
4.5% 4/15/50	80,000	95,259
Vodafone Group PLC:
4.375% 5/30/28	97,000	112,837
5.25% 5/30/48	170,000	224,003
6.15% 2/27/37	392,000	542,433
		2,425,999

TOTAL COMMUNICATION SERVICES		18,842,798

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.2%
American Honda Finance Corp. 1.2% 7/8/25	330,000	332,305
General Motors Co.:
5.95% 4/1/49	200,000	272,257
6.125% 10/1/25	455,000	538,630
6.75% 4/1/46	69,000	99,482
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	92,819
5.65% 1/17/29	250,000	304,150
		1,639,643
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	30,000	31,068
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	235,484
University of Southern California 2.945% 10/1/51	140,000	144,719
		411,271
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 5% 2/15/26	160,000	182,524
Marriott International, Inc. 3.125% 6/15/26	390,000	414,088
McDonald's Corp.:
2.625% 9/1/29	150,000	157,595
3.3% 7/1/25	32,000	34,767
3.5% 7/1/27	91,000	100,840
3.6% 7/1/30	340,000	382,321
3.8% 4/1/28	84,000	95,042
4.2% 4/1/50	40,000	48,197
4.7% 12/9/35	109,000	135,111
Starbucks Corp.:
2.55% 11/15/30	597,000	618,582
4.5% 11/15/48	50,000	62,342
		2,231,409
Household Durables - 0.0%
Newell Brands, Inc. 4.35% 4/1/23	60,000	62,850
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	235,231
3.15% 2/9/51	245,000	239,301
Amazon.com, Inc.:
0.8% 6/3/25	110,000	110,181
1% 5/12/26	106,000	106,021
2.1% 5/12/31	105,000	106,765
2.4% 2/22/23	50,000	51,671
2.5% 6/3/50	110,000	103,939
3.1% 5/12/51	105,000	110,295
3.875% 8/22/37	440,000	524,678
4.05% 8/22/47	280,000	341,556
		1,929,638
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	110,000	120,573
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	248,000	273,754
Kohl's Corp. 4.25% 7/17/25	265,000	289,225
Target Corp.:
2.25% 4/15/25	508,000	533,654
2.65% 9/15/30	77,000	82,476
3.9% 11/15/47	40,000	49,967
4% 7/1/42	15,000	18,707
		1,247,783
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	67,854
4% 4/15/30	150,000	170,485
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	321,562
3.65% 4/5/29	80,000	89,485
4.05% 5/3/47	53,000	61,026
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	291,038
The Home Depot, Inc.:
2.7% 4/15/30	146,000	156,101
2.8% 9/14/27	84,000	90,826
2.95% 6/15/29	686,000	749,332
3.35% 4/15/50	100,000	110,554
3.9% 6/15/47	29,000	34,422
4.25% 4/1/46	104,000	129,284
4.5% 12/6/48	90,000	117,420
TJX Companies, Inc. 3.875% 4/15/30	687,000	787,485
		3,176,874
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	40,201
2.85% 3/27/30	570,000	619,577
3.375% 3/27/50	40,000	45,033
		704,811

TOTAL CONSUMER DISCRETIONARY		11,524,852

CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	103,614
4.5% 6/1/50	100,000	121,699
4.6% 4/15/48	78,000	95,226
4.6% 6/1/60	50,000	61,549
4.95% 1/15/42	461,000	583,964
5.45% 1/23/39	270,000	356,095
5.55% 1/23/49	130,000	178,729
5.8% 1/23/59 (Reg. S)	170,000	245,449
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	69,794
5.25% 11/15/48	50,000	66,856
Diageo Capital PLC:
1.375% 9/29/25	200,000	203,279
2% 4/29/30	200,000	200,140
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	53,018
3.8% 5/1/50	190,000	214,115
4.597% 5/25/28	36,000	42,268
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	102,492
PepsiCo, Inc.:
1.4% 2/25/31	440,000	424,971
1.625% 5/1/30	267,000	262,466
4% 5/2/47	116,000	140,631
The Coca-Cola Co.:
1.45% 6/1/27	30,000	30,293
1.65% 6/1/30	30,000	29,476
2.5% 6/1/40	30,000	29,716
2.6% 6/1/50	30,000	28,905
2.75% 6/1/60	30,000	29,290
3.45% 3/25/30	186,000	209,449
4.2% 3/25/50	150,000	188,670
		4,072,154
Food & Staples Retailing - 0.9%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	397,439
Kroger Co.:
1.7% 1/15/31	400,000	382,599
2.65% 10/15/26	230,000	244,119
3.7% 8/1/27	100,000	111,283
5.4% 1/15/49	28,000	38,192
Sysco Corp.:
3.3% 2/15/50	50,000	50,254
3.55% 3/15/25	50,000	54,361
4.45% 3/15/48	52,000	62,153
6.6% 4/1/50	220,000	341,740
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	139,048
3.45% 6/1/26	81,000	88,150
4.1% 4/15/50	130,000	143,312
Walmart, Inc.:
3.05% 7/8/26	470,000	514,589
3.3% 4/22/24	3,220,000	3,453,337
3.625% 12/15/47	20,000	23,370
3.7% 6/26/28	170,000	193,518
3.95% 6/28/38	150,000	180,671
4.05% 6/29/48	80,000	100,480
		6,518,615
Food Products - 0.2%
Archer Daniels Midland Co. 2.5% 8/11/26	350,000	372,321
Campbell Soup Co. 4.15% 3/15/28	80,000	91,165
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	226,193
5.3% 11/1/38	13,000	16,522
5.4% 11/1/48	60,000	80,544
General Mills, Inc.:
2.875% 4/15/30	40,000	42,373
3% 2/1/51 (a)	80,000	80,620
4.2% 4/17/28	89,000	102,598
Kellogg Co. 4.5% 4/1/46	32,000	39,696
Tyson Foods, Inc.:
4% 3/1/26	70,000	78,094
5.1% 9/28/48	50,000	65,810
Unilever Capital Corp.:
1.375% 9/14/30	135,000	130,402
2% 7/28/26	280,000	291,841
3.125% 3/22/23	100,000	104,666
		1,722,845
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	107,571
3.1% 3/26/30	22,000	24,318
Procter & Gamble Co.:
3% 3/25/30	105,000	115,849
3.55% 3/25/40	160,000	187,616
		435,354
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	200,000	200,102
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	115,783
3.4% 5/6/30	300,000	316,397
3.875% 9/16/46	38,000	37,735
4.8% 2/14/29	120,000	139,126
5.8% 2/14/39	100,000	123,535
5.95% 2/14/49	30,000	38,362
BAT Capital Corp.:
3.557% 8/15/27	130,000	139,211
4.39% 8/15/37	521,000	561,785
4.54% 8/15/47	213,000	226,509
Philip Morris International, Inc.:
2.875% 5/1/24	80,000	84,979
3.125% 3/2/28	54,000	58,859
4.375% 11/15/41	265,000	312,691
		2,154,972

TOTAL CONSUMER STAPLES		15,104,042

ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	196,477
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp. 4.375% 10/15/28	112,000	119,224
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	614,288
4.95% 6/1/47	19,000	23,615
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	153,441
Chevron Corp.:
1.141% 5/11/23	80,000	81,188
1.554% 5/11/25	80,000	81,976
1.995% 5/11/27	80,000	82,533
2.236% 5/11/30	80,000	82,439
2.978% 5/11/40	80,000	83,774
3.078% 5/11/50	80,000	82,745
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	62,642
4.95% 8/15/47	30,000	40,439
ConocoPhillips Co.:
5.95% 3/15/46	86,000	127,448
6.5% 2/1/39	260,000	383,881
Devon Energy Corp. 5% 6/15/45	80,000	93,976
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (a)	60,000	64,011
Ecopetrol SA:
5.375% 6/26/26	190,000	209,494
5.875% 9/18/23	390,000	421,493
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	89,648
Enbridge, Inc. 5.5% 12/1/46	60,000	80,343
Energy Transfer LP:
4.2% 9/15/23	30,000	32,088
4.5% 4/15/24	50,000	54,437
5% 5/15/50	160,000	184,930
5.8% 6/15/38	70,000	87,022
6% 6/15/48	356,000	449,987
6.25% 4/15/49	30,000	39,367
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	75,526
3.95% 2/15/27	85,000	94,960
4.2% 1/31/50	418,000	482,122
4.25% 2/15/48	105,000	120,207
EOG Resources, Inc. 4.375% 4/15/30	510,000	603,745
Equinor ASA:
3.125% 4/6/30	357,000	388,588
3.25% 11/18/49	160,000	169,853
3.625% 9/10/28	120,000	134,809
Exxon Mobil Corp.:
2.44% 8/16/29	150,000	157,015
3.452% 4/15/51	330,000	359,160
4.227% 3/19/40	421,000	502,672
Hess Corp. 4.3% 4/1/27	150,000	166,945
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	119,712
5% 3/1/43	215,000	259,263
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	123,826
4.3% 3/1/28	112,000	127,842
5.2% 3/1/48	30,000	37,738
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	81,376
5% 3/1/26	72,000	82,711
Marathon Oil Corp. 4.4% 7/15/27	240,000	271,827
Marathon Petroleum Corp.:
4.75% 12/15/23	255,000	278,248
4.75% 9/15/44	21,000	24,812
5.125% 12/15/26	410,000	482,090
MPLX LP:
4.5% 7/15/23	82,000	87,702
4.7% 4/15/48	28,000	32,528
4.8% 2/15/29	30,000	35,204
5.5% 2/15/49	310,000	401,245
ONEOK, Inc.:
4.45% 9/1/49	40,000	44,209
4.55% 7/15/28	59,000	67,315
Ovintiv, Inc. 6.5% 2/1/38	50,000	66,568
Phillips 66 Co. 3.9% 3/15/28	94,000	105,427
Phillips 66 Partners LP 3.15% 12/15/29	170,000	178,553
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	227,738
1.9% 8/15/30	19,000	18,305
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	980,944
Shell International Finance BV:
2.375% 4/6/25	630,000	662,312
3.125% 11/7/49	100,000	103,418
3.25% 4/6/50	100,000	106,348
3.75% 9/12/46	70,000	79,124
4.375% 5/11/45	293,000	359,281
Spectra Energy Partners LP 3.375% 10/15/26	158,000	171,748
Suncor Energy, Inc. 4% 11/15/47	179,000	198,579
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	38,884
4.85% 3/1/48	83,000	100,873
Total Capital International SA:
3.127% 5/29/50	220,000	223,009
3.455% 2/19/29	100,000	111,318
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	218,339
7.625% 1/15/39	231,000	357,742
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	71,408
3.95% 5/15/50	180,000	201,131
Valero Energy Corp.:
2.85% 4/15/25	190,000	201,462
4.35% 6/1/28	20,000	22,753
		14,444,943

TOTAL ENERGY		14,641,420

FINANCIALS - 7.8%
Banks - 4.3%
Banco Santander SA:
1.849% 3/25/26	200,000	202,133
2.958% 3/25/31	200,000	206,074
Bank of America Corp.:
0.81% 10/24/24 (b)	500,000	502,081
0.981% 9/25/25 (b)	600,000	599,538
1.197% 10/24/26 (b)	924,000	915,147
2.651% 3/11/32 (b)	180,000	184,851
2.676% 6/19/41 (b)	100,000	97,050
2.687% 4/22/32 (b)	356,000	366,251
3.419% 12/20/28 (b)	220,000	239,604
3.458% 3/15/25 (b)	1,900,000	2,030,690
3.55% 3/5/24 (b)	113,000	118,726
3.946% 1/23/49 (b)	23,000	26,695
3.97% 3/5/29 (b)	125,000	140,906
3.974% 2/7/30 (b)	60,000	68,039
4% 1/22/25	370,000	406,061
4.083% 3/20/51 (b)	220,000	262,881
4.271% 7/23/29 (b)	80,000	91,903
4.33% 3/15/50 (b)	60,000	73,820
5% 1/21/44	400,000	531,847
Bank of Nova Scotia 3.4% 2/11/24	140,000	150,100
Barclays PLC:
2.852% 5/7/26 (b)	516,000	545,140
4.337% 1/10/28	200,000	223,626
5.088% 6/20/30 (b)	726,000	846,144
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	205,000	224,493
2.976% 11/5/30 (b)	270,000	285,979
3.106% 4/8/26 (b)	500,000	535,096
3.98% 3/20/30 (b)	160,000	181,223
4.65% 7/23/48	78,000	102,137
5.316% 3/26/41 (b)	617,000	825,081
Citizens Financial Group, Inc. 2.638% 9/30/32	78,000	78,002
Export-Import Bank of Korea 2.875% 1/21/25	350,000	373,014
Fifth Third Bancorp 2.55% 5/5/27	200,000	211,430
HSBC Holdings PLC:
4.292% 9/12/26 (b)	1,060,000	1,179,655
6.8% 6/1/38	449,000	644,182
ING Groep NV 2.727% 4/1/32 (b)	200,000	205,684
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	742,223
1.25% 1/21/31	580,000	558,637
3.125% 7/20/21	200,000	200,292
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	790,000	790,460
1.578% 4/22/27 (b)	188,000	188,974
1.953% 2/4/32 (b)	250,000	242,800
2.083% 4/22/26 (b)	200,000	206,809
2.522% 4/22/31 (b)	150,000	154,349
2.58% 4/22/32 (b)	189,000	193,978
2.739% 10/15/30 (b)	720,000	753,556
2.95% 10/1/26	224,000	241,041
2.956% 5/13/31 (b)	50,000	52,525
3.109% 4/22/51 (b)	100,000	103,171
3.882% 7/24/38 (b)	734,000	845,543
4.005% 4/23/29 (b)	43,000	48,613
4.203% 7/23/29 (b)	30,000	34,477
4.452% 12/5/29 (b)	200,000	233,871
4.95% 6/1/45	135,000	178,689
Korea Development Bank 0.4% 6/19/24	300,000	297,900
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	224,434
4.582% 12/10/25	1,518,000	1,705,680
Mitsubishi UFJ Financial Group, Inc.:
3.751% 7/18/39	290,000	330,237
3.777% 3/2/25	84,000	92,238
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	401,928
2.226% 5/25/26 (b)	400,000	413,848
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	83,000	81,511
2.875% 9/7/21	50,000	50,241
PNC Financial Services Group, Inc. 2.2% 11/1/24	70,000	73,422
Rabobank Nederland New York Branch 0.375% 1/12/24	1,300,000	1,294,608
Royal Bank of Canada:
2.55% 7/16/24	360,000	379,638
4.65% 1/27/26	55,000	63,013
Royal Bank of Scotland Group PLC 3.875% 9/12/23	220,000	235,014
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	91,027
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	403,930
2.348% 1/15/25	200,000	208,898
2.75% 1/15/30	200,000	209,764
3.936% 10/16/23	80,000	86,300
The Toronto-Dominion Bank 2.65% 6/12/24	510,000	539,821
Truist Financial Corp.:
1.2% 8/5/25	700,000	707,683
1.267% 3/2/27 (b)	29,000	28,967
U.S. Bancorp 1.375% 7/22/30	210,000	202,391
Wells Fargo & Co.:
2.188% 4/30/26 (b)	340,000	352,986
2.572% 2/11/31 (b)	690,000	714,056
3.068% 4/30/41 (b)	100,000	102,568
3.584% 5/22/28 (b)	82,000	90,339
3.75% 1/24/24	150,000	161,317
4.1% 6/3/26	1,194,000	1,340,850
4.75% 12/7/46	157,000	198,674
5.013% 4/4/51 (b)	130,000	178,079
Westpac Banking Corp.:
2.894% 2/4/30 (b)	590,000	611,930
4.11% 7/24/34 (b)	320,000	351,645
		31,670,228
Capital Markets - 1.2%
Ares Capital Corp. 2.15% 7/15/26	234,000	232,695
Bank of New York Mellon Corp.:
0.35% 12/7/23	1,100,000	1,098,617
3.85% 4/28/28	27,000	31,145
BlackRock, Inc.:
3.375% 6/1/22	37,000	38,063
3.5% 3/18/24	470,000	507,734
Brookfield Finance, Inc. 2.724% 4/15/31	312,000	321,183
Charles Schwab Corp. 2% 3/20/28	215,000	220,551
Credit Suisse AG 0.495% 2/2/24	700,000	697,115
Credit Suisse Group AG 4.55% 4/17/26	250,000	283,153
Deutsche Bank AG 4.1% 1/13/26	200,000	219,160
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	214,268
4.1% 1/13/26	200,000	219,058
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (b)	255,000	260,500
3.691% 6/5/28 (b)	440,000	485,808
4.017% 10/31/38 (b)	887,000	1,040,111
4.223% 5/1/29 (b)	60,000	68,430
4.411% 4/23/39 (b)	100,000	121,754
4.75% 10/21/45	28,000	36,611
Intercontinental Exchange, Inc.:
2.35% 9/15/22	34,000	34,725
2.65% 9/15/40	80,000	76,397
3% 6/15/50	138,000	136,468
3.75% 9/21/28	50,000	56,158
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	100,000	116,318
Moody's Corp. 4.875% 12/17/48	123,000	161,503
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(c)	295,000	364,228
2.699% 1/22/31 (b)	230,000	240,765
3.625% 1/20/27	96,000	106,447
3.971% 7/22/38 (b)	120,000	140,926
4.375% 1/22/47	148,000	185,398
5.597% 3/24/51 (b)	90,000	133,949
6.375% 7/24/42	190,000	291,457
NASDAQ, Inc. 2.5% 12/21/40	100,000	92,863
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	653,760
Northern Trust Corp. 1.95% 5/1/30	220,000	221,835
		9,109,153
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	156,864
4.125% 7/3/23	300,000	318,293
4.45% 4/3/26	150,000	164,732
4.5% 9/15/23	150,000	160,841
4.875% 1/16/24	150,000	163,296
Ally Financial, Inc.:
3.05% 6/5/23	120,000	125,225
5.125% 9/30/24	290,000	326,706
5.8% 5/1/25	250,000	290,520
American Express Co. 2.5% 7/30/24	219,000	230,748
American Express Credit Corp. 3.3% 5/3/27	30,000	33,187
Capital One Financial Corp. 3.8% 1/31/28	251,000	282,745
GE Capital International Funding Co.:
3.373% 11/15/25	200,000	218,226
4.418% 11/15/35	200,000	239,696
John Deere Capital Corp.:
2.6% 3/7/24	60,000	63,249
2.8% 3/6/23	64,000	66,686
2.8% 7/18/29	220,000	237,263
3.65% 10/12/23	290,000	311,662
Synchrony Financial:
3.95% 12/1/27	150,000	167,206
4.375% 3/19/24	45,000	48,978
5.15% 3/19/29	159,000	188,200
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	280,545
2.15% 9/8/22	1,000,000	1,022,719
2.25% 10/18/23	113,000	117,706
3% 4/1/25	580,000	622,763
		5,838,056
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,215
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	117,146
2.85% 10/15/50	220,000	219,604
4.2% 8/15/48	243,000	300,184
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	41,983
BP Capital Markets America, Inc.:
3% 2/24/50	240,000	231,841
3.216% 11/28/23	94,000	99,533
3.224% 4/14/24	470,000	501,156
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	45,873
4.125% 5/15/29	19,000	21,286
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	73,032
2.6% 11/15/29	80,000	83,641
3.4% 11/15/49	50,000	54,972
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	412,754
Fedex Corp. 2020-1 Class AA pass-thru Trust 1.875% 8/20/35	213,145	211,492
Japan International Cooperation Agency 1.75% 4/28/31	200,000	200,575
KfW:
0.25% 10/19/23	300,000	299,311
0.375% 7/18/25	2,072,000	2,044,160
2.375% 12/29/22	996,000	1,027,655
2.625% 2/28/24	400,000	423,019
2.875% 4/3/28	14,000	15,512
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	85,113
		6,709,057
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	332,914
4.35% 11/3/45	128,000	161,516
AFLAC, Inc. 3.6% 4/1/30	224,000	252,333
Allstate Corp.:
1.45% 12/15/30	110,000	105,120
5.55% 5/9/35	156,000	213,074
American International Group, Inc.:
2.5% 6/30/25	44,000	46,431
4.25% 3/15/29	100,000	115,139
4.375% 6/30/50	240,000	291,747
4.5% 7/16/44	25,000	30,344
4.75% 4/1/48	100,000	127,088
5.75% 4/1/48 (b)	280,000	320,488
Aon Corp. 3.75% 5/2/29	120,000	135,032
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	250,690
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	31,098
Hartford Financial Services Group, Inc. 4.4% 3/15/48	70,000	86,054
Lincoln National Corp. 4.35% 3/1/48	160,000	190,368
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	136,195
4.9% 3/15/49	50,000	68,244
MetLife, Inc.:
4.05% 3/1/45	18,000	21,443
4.55% 3/23/30	600,000	719,020
4.875% 11/13/43	100,000	131,771
Progressive Corp. 4.2% 3/15/48	135,000	168,075
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	40,010
3.935% 12/7/49	38,000	44,407
4.35% 2/25/50	285,000	357,288
The Travelers Companies, Inc. 4% 5/30/47	32,000	38,842
Willis Group North America, Inc. 2.95% 9/15/29	170,000	178,503
		4,593,234

TOTAL FINANCIALS		57,919,728

HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	60,000	63,267
2.95% 11/21/26	50,000	53,747
3.2% 11/21/29	80,000	86,884
3.8% 3/15/25	61,000	66,725
4.05% 11/21/39	50,000	58,071
4.25% 11/21/49	390,000	467,421
4.3% 5/14/36	40,000	47,457
4.55% 3/15/35	80,000	97,097
4.7% 5/14/45	120,000	149,429
4.875% 11/14/48	100,000	128,810
Amgen, Inc.:
3.15% 2/21/40	410,000	427,221
3.2% 11/2/27	56,000	61,133
3.375% 2/21/50	110,000	116,137
4.4% 5/1/45	102,000	123,843
Biogen, Inc. 3.25% 2/15/51 (a)	270,000	270,180
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	173,376
4% 9/1/36	40,000	46,237
4.15% 3/1/47	60,000	70,649
4.5% 2/1/45	311,000	380,505
		2,888,189
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	267,775
4.9% 11/30/46	20,000	27,371
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	157,106
3.7% 6/6/27	52,000	57,781
4.669% 6/6/47	130,000	161,954
Boston Scientific Corp.:
3.75% 3/1/26	120,000	133,054
4% 3/1/29	100,000	113,733
4.7% 3/1/49	140,000	179,046
Medtronic, Inc. 4.625% 3/15/45	168,000	220,384
Stryker Corp.:
1.95% 6/15/30	100,000	98,922
2.9% 6/15/50	100,000	99,965
		1,517,091
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	110,000	114,484
4.75% 3/15/44	60,000	74,325
AHS Hospital Corp. 2.78% 7/1/51	250,000	246,987
Allina Health System, Inc. 3.887% 4/15/49	20,000	23,591
Anthem, Inc.:
3.35% 12/1/24	89,000	96,012
4.101% 3/1/28	50,000	57,145
4.375% 12/1/47	175,000	213,440
4.55% 3/1/48	120,000	149,978
Banner Health 2.913% 1/1/51	100,000	101,829
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	107,681
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	70,347
Cardinal Health, Inc. 3.41% 6/15/27	67,000	73,230
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	77,497
Cigna Corp.:
3.75% 7/15/23	10,000	10,649
4.125% 11/15/25	25,000	28,016
4.375% 10/15/28	30,000	34,891
4.5% 2/25/26	74,000	84,220
4.8% 8/15/38	80,000	99,634
4.8% 7/15/46	465,000	589,670
4.9% 12/15/48	30,000	38,635
CommonSpirit Health 3.91% 10/1/50	125,000	137,391
CVS Health Corp.:
2.7% 8/21/40	607,000	588,375
3% 8/15/26	20,000	21,572
3.25% 8/15/29	195,000	211,583
3.75% 4/1/30	380,000	425,247
4.1% 3/25/25	32,000	35,480
4.25% 4/1/50	37,000	43,858
4.3% 3/25/28	264,000	303,311
5.05% 3/25/48	131,000	170,153
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	138,475
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	1,144,766
5.25% 6/15/49	100,000	127,469
Humana, Inc. 3.95% 3/15/27	445,000	498,960
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	93,616
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	64,256
3.266% 11/1/49	80,000	87,304
4.15% 5/1/47	30,000	37,355
MidMichigan Health 3.409% 6/1/50	33,000	35,445
Novant Health, Inc. 3.168% 11/1/51	105,000	110,195
Orlando Health Obligated Group 3.327% 10/1/50	57,000	60,612
Sutter Health 3.361% 8/15/50	130,000	137,963
Trinity Health Corp. 2.632% 12/1/40	50,000	49,248
UnitedHealth Group, Inc.:
1.25% 1/15/26	81,000	81,749
2.375% 8/15/24	90,000	94,674
2.9% 5/15/50	120,000	121,209
3.5% 8/15/39	772,000	862,780
3.7% 8/15/49	40,000	45,793
3.75% 10/15/47	30,000	34,468
4.45% 12/15/48	102,000	130,297
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	70,624
		8,256,489
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.2% 8/15/27	82,000	89,533
4.133% 3/25/25	204,000	226,178
4.497% 3/25/30	84,000	100,020
		415,731
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	289,011
2.25% 5/28/31	290,000	294,162
AstraZeneca PLC:
4.375% 11/16/45	45,000	55,881
4.375% 8/17/48	50,000	62,539
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	74,675
3.4% 7/26/29	100,000	112,069
4.125% 6/15/39	100,000	120,680
4.55% 2/20/48	53,000	69,136
5% 8/15/45	435,000	594,545
Eli Lilly & Co. 2.25% 5/15/50	200,000	181,360
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	149,081
Johnson & Johnson:
1.3% 9/1/30	110,000	106,659
2.1% 9/1/40	220,000	208,868
2.45% 9/1/60	110,000	103,851
3.4% 1/15/38	116,000	131,552
Merck & Co., Inc.:
3.7% 2/10/45	45,000	51,825
4.15% 5/18/43	266,000	326,113
Mylan NV 4.55% 4/15/28	20,000	22,968
Novartis Capital Corp.:
1.75% 2/14/25	100,000	103,036
2.75% 8/14/50	50,000	50,275
3.1% 5/17/27	90,000	98,410
4% 11/20/45	35,000	42,715
Pfizer, Inc.:
2.55% 5/28/40	125,000	125,704
2.7% 5/28/50	380,000	378,046
3.45% 3/15/29	70,000	78,731
4% 12/15/36	36,000	43,544
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	119,409
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	198,416
3.025% 7/9/40	272,000	274,566
Viatris, Inc.:
2.7% 6/22/30 (a)	100,000	101,118
4% 6/22/50 (a)	100,000	105,753
Zoetis, Inc. 4.45% 8/20/48	60,000	76,403
		4,751,101

TOTAL HEALTH CARE		17,828,601

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	167,327
3.375% 5/15/23	81,000	85,415
4.25% 4/1/50	50,000	64,171
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	87,553
4.7% 5/15/46	28,000	37,017
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	87,380
4.03% 10/15/47	106,000	126,467
5.25% 5/1/50	120,000	168,536
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	4,245
3.75% 11/1/46	30,000	33,817
4.05% 5/4/47	18,000	21,159
4.125% 11/16/28	260,000	299,146
4.35% 4/15/47	50,000	61,456
4.45% 11/16/38	370,000	447,704
The Boeing Co.:
3.2% 3/1/29	126,000	132,237
4.875% 5/1/25	660,000	739,509
5.705% 5/1/40	836,000	1,076,670
5.805% 5/1/50	130,000	175,062
		3,814,871
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	172,171
4.25% 5/15/30	175,000	203,754
4.95% 10/17/48	102,000	131,558
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	93,907
5.3% 4/1/50	170,000	248,888
		850,278
Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	700,001
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	224,213	236,213
		936,214
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	52,332
2.722% 2/15/30	100,000	103,672
3.377% 4/5/40	195,000	204,540
3.577% 4/5/50	50,000	53,023
Masco Corp.:
2% 2/15/31	103,000	100,543
3.125% 2/15/51	52,000	51,577
		565,687
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	468,428
3.95% 5/15/28	28,000	31,852
		500,280
Industrial Conglomerates - 0.3%
3M Co.:
2.375% 8/26/29	177,000	185,800
2.65% 4/15/25	24,000	25,568
3.05% 4/15/30	19,000	20,859
3.7% 4/15/50	24,000	28,280
General Electric Co.:
3.625% 5/1/30	120,000	133,810
4.25% 5/1/40	100,000	116,860
4.35% 5/1/50	489,000	591,342
4.5% 3/11/44	105,000	127,287
Honeywell International, Inc.:
2.8% 6/1/50	150,000	154,210
3.812% 11/21/47	20,000	23,915
Roper Technologies, Inc.:
1% 9/15/25	50,000	49,747
1.4% 9/15/27	50,000	49,175
1.75% 2/15/31	50,000	48,047
2% 6/30/30	330,000	324,968
		1,879,868
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	170,326
1.1% 9/14/27	530,000	523,602
3.45% 5/15/23	182,000	192,383
3.65% 12/7/23	310,000	333,854
Caterpillar, Inc. 3.25% 9/19/49	110,000	121,348
Deere & Co. 2.875% 9/7/49	130,000	135,015
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	141,086
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	49,869
2.565% 2/15/30	70,000	72,495
3.362% 2/15/50	50,000	52,626
Parker Hannifin Corp. 4% 6/14/49	110,000	130,669
		1,923,273
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	82,711
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	311,000	323,713
3.25% 6/15/27	160,000	176,434
4.05% 6/15/48	207,000	249,655
Canadian National Railway Co. 2.45% 5/1/50	210,000	188,799
CSX Corp.:
4.3% 3/1/48	140,000	169,894
4.5% 3/15/49	160,000	200,568
4.75% 11/15/48	70,000	90,544
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	71,129
4.05% 8/15/52	90,000	106,410
4.15% 2/28/48	38,000	44,649
Union Pacific Corp.:
2.75% 3/1/26	160,000	170,710
2.891% 4/6/36 (a)	79,000	82,037
2.973% 9/16/62	290,000	278,687
3.25% 2/5/50	50,000	52,731
3.5% 6/8/23	270,000	285,715
3.6% 9/15/37	38,000	42,481
3.839% 3/20/60	70,000	79,695
		2,613,851
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	126,076
3.25% 3/1/25	88,000	93,802
3.75% 6/1/26	158,000	172,891
3.875% 7/3/23	526,000	557,978
4.25% 2/1/24	170,000	184,333
		1,135,080

TOTAL INDUSTRIALS		14,302,113

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	10,000	13,434
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	470,586
8.1% 7/15/36	80,000	121,930
8.35% 7/15/46	187,000	305,858
		911,808
IT Services - 0.6%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	244,070
2.25% 3/1/31	200,000	199,642
Fiserv, Inc.:
2.75% 7/1/24	440,000	464,193
3.5% 7/1/29	80,000	88,027
4.4% 7/1/49	240,000	289,479
Global Payments, Inc. 1.2% 3/1/26	346,000	342,696
IBM Corp.:
1.95% 5/15/30	175,000	174,759
2.95% 5/15/50	175,000	176,121
3.5% 5/15/29	843,000	943,400
MasterCard, Inc.:
2.95% 6/1/29	50,000	54,578
3.3% 3/26/27	38,000	42,033
3.35% 3/26/30	53,000	59,602
3.85% 3/26/50	115,000	138,878
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	71,841
2.3% 6/1/30	120,000	124,188
The Western Union Co. 2.85% 1/10/25	70,000	74,004
Visa, Inc.:
1.1% 2/15/31	250,000	236,570
2.05% 4/15/30	350,000	359,625
2.7% 4/15/40	150,000	155,060
4.15% 12/14/35	38,000	46,717
		4,285,483
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc. 4.35% 4/1/47	28,000	35,807
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,134,000	1,244,064
Broadcom, Inc.:
3.419% 4/15/33 (a)	82,000	86,113
4.3% 11/15/32	250,000	284,681
4.75% 4/15/29	50,000	58,163
5% 4/15/30	50,000	58,989
Intel Corp.:
3.25% 11/15/49	110,000	117,029
3.734% 12/8/47	617,000	704,577
Lam Research Corp. 2.875% 6/15/50	150,000	150,958
NVIDIA Corp.:
2% 6/15/31	216,000	216,230
2.85% 4/1/30	100,000	108,247
3.5% 4/1/40	50,000	56,714
3.5% 4/1/50	50,000	56,445
Qualcomm, Inc. 1.65% 5/20/32	54,000	51,470
Texas Instruments, Inc. 4.15% 5/15/48	70,000	88,786
		3,318,273
Software - 0.4%
Microsoft Corp.:
2.525% 6/1/50	326,000	320,289
2.921% 3/17/52	534,000	566,760
3.3% 2/6/27	115,000	127,941
3.45% 8/8/36	31,000	35,839
Oracle Corp.:
1.65% 3/25/26	207,000	209,828
2.5% 4/1/25	80,000	84,035
2.95% 4/1/30	150,000	158,012
3.25% 11/15/27	96,000	104,467
3.6% 4/1/50	300,000	308,056
3.8% 11/15/37	110,000	120,631
3.85% 4/1/60	80,000	84,939
4% 11/15/47	187,000	203,992
5.375% 7/15/40	641,000	831,067
		3,155,856
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1.125% 5/11/25	772,000	780,967
1.25% 8/20/30	50,000	47,966
2.375% 2/8/41	330,000	319,952
2.55% 8/20/60	200,000	186,576
2.95% 9/11/49	240,000	247,514
3% 11/13/27	96,000	105,058
3.75% 11/13/47	57,000	66,775
3.85% 5/4/43	369,000	438,497
4.5% 2/23/36	90,000	113,486
HP, Inc. 2.2% 6/17/25	160,000	166,069
		2,472,860

TOTAL INFORMATION TECHNOLOGY		14,144,280

MATERIALS - 1.2%
Chemicals - 0.6%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	102,378
2.05% 5/15/30	60,000	61,160
2.7% 5/15/40	60,000	60,850
2.8% 5/15/50	100,000	99,951
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	32,499
4.725% 11/15/28	35,000	41,729
5.319% 11/15/38	679,000	897,983
Eastman Chemical Co. 4.5% 12/1/28	174,000	202,477
Ecolab, Inc.:
1.3% 1/30/31	300,000	283,359
3.25% 1/14/23	70,000	72,892
4.8% 3/24/30	190,000	232,442
LYB International Finance II BV 3.5% 3/2/27	166,000	181,228
LYB International Finance III LLC:
3.375% 10/1/40	120,000	124,240
3.625% 4/1/51	120,000	126,679
4.2% 10/15/49	100,000	113,650
Nutrien Ltd.:
4.2% 4/1/29	13,000	14,952
5% 4/1/49	103,000	135,690
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	319,843
3.8% 8/15/49	80,000	92,081
4.5% 6/1/47	50,000	62,540
The Dow Chemical Co.:
2.1% 11/15/30	250,000	246,887
3.6% 11/15/50	150,000	162,074
4.8% 5/15/49	50,000	64,157
7.375% 11/1/29	100,000	139,078
The Mosaic Co. 4.05% 11/15/27	90,000	100,905
Westlake Chemical Corp. 3.6% 8/15/26	625,000	681,174
		4,652,898
Containers & Packaging - 0.1%
International Paper Co.:
3% 2/15/27	29,000	31,416
4.8% 6/15/44	155,000	197,375
WRKCo, Inc. 4.65% 3/15/26	290,000	332,403
		561,194
Metals & Mining - 0.5%
Barrick Gold Corp. 5.25% 4/1/42	163,000	213,541
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	176,000	239,175
Newmont Corp.:
2.25% 10/1/30	100,000	99,727
2.8% 10/1/29	100,000	105,357
5.45% 6/9/44	80,000	109,381
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,494,000	1,656,643
Southern Copper Corp. 5.875% 4/23/45	30,000	41,700
Vale Overseas Ltd. 6.25% 8/10/26	700,000	839,475
		3,304,999

TOTAL MATERIALS		8,519,091

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	121,766
3% 5/18/51	125,000	122,285
4.85% 4/15/49	90,000	115,946
American Tower Corp.:
2.1% 6/15/30	160,000	157,343
3.1% 6/15/50	160,000	156,317
3.6% 1/15/28	32,000	35,196
3.8% 8/15/29	70,000	77,995
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	133,262
3.2% 1/15/28	63,000	68,346
Boston Properties, Inc. 3.65% 2/1/26	100,000	110,189
Crown Castle International Corp.:
1.35% 7/15/25	79,000	79,538
2.25% 1/15/31	100,000	98,703
3.25% 1/15/51	40,000	39,763
3.7% 6/15/26	100,000	109,966
Duke Realty LP 1.75% 2/1/31	370,000	354,904
ERP Operating LP:
3.5% 3/1/28	61,000	67,321
4.15% 12/1/28	330,000	378,849
Healthpeak Properties, Inc. 3% 1/15/30	140,000	148,341
Kimco Realty Corp.:
1.9% 3/1/28	570,000	568,995
3.3% 2/1/25	180,000	194,084
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	262,301
Prologis LP 3% 4/15/50	145,000	147,654
Realty Income Corp. 3.25% 1/15/31	220,000	239,677
Simon Property Group LP:
2.65% 7/15/30	125,000	129,468
3.375% 12/1/27	935,000	1,018,264
UDR, Inc. 2.1% 6/15/33	80,000	76,177
Ventas Realty LP:
4.4% 1/15/29	40,000	45,886
4.875% 4/15/49	160,000	197,423
VEREIT Operating Partnership LP 3.4% 1/15/28	230,000	250,130
Welltower, Inc. 4.95% 9/1/48	76,000	97,330
		5,603,419
Real Estate Management & Development - 0.0%
Essex Portfolio LP 2.65% 3/15/32	170,000	172,474

TOTAL REAL ESTATE		5,775,893

UTILITIES - 1.7%
Electric Utilities - 1.1%
Appalachian Power Co.:
3.3% 6/1/27	110,000	119,141
4.45% 6/1/45	18,000	21,476
4.5% 3/1/49	90,000	109,988
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	199,114
3.2% 9/15/49	150,000	156,920
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	273,964
Commonwealth Edison Co. 4% 3/1/48	42,000	50,379
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	197,658
3.95% 3/15/48	31,000	36,418
4.25% 12/15/41	341,000	413,730
Duke Energy Corp.:
2.45% 6/1/30	182,000	184,023
3.75% 9/1/46	80,000	85,446
3.95% 8/15/47	250,000	274,557
4.2% 6/15/49	90,000	101,615
Entergy Corp. 0.9% 9/15/25	400,000	394,657
Entergy, Inc. 3.55% 9/30/49	29,000	30,812
Eversource Energy:
2.55% 3/15/31	120,000	123,153
3.3% 1/15/28	62,000	67,907
3.45% 1/15/50	60,000	63,226
Exelon Corp.:
3.4% 4/15/26	150,000	163,325
4.05% 4/15/30	150,000	170,841
4.45% 4/15/46	144,000	174,573
FirstEnergy Corp.:
1.6% 1/15/26	85,000	83,088
5.35% 7/15/47 (b)	140,000	168,000
Florida Power & Light Co.:
2.85% 4/1/25	167,000	178,548
4.125% 6/1/48	26,000	32,386
Interstate Power and Light Co. 2.3% 6/1/30	93,000	94,216
Kentucky Utilities Co. 5.125% 11/1/40	100,000	131,013
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	214,841
3.65% 8/1/48	30,000	34,222
NextEra Energy Capital Holdings, Inc. 3.5% 4/1/29	140,000	154,618
Northern States Power Co.:
2.9% 3/1/50	80,000	81,607
3.6% 9/15/47	50,000	56,582
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	105,130
3.75% 4/1/45	120,000	138,609
Pacific Gas & Electric Co. 3.5% 8/1/50	682,000	607,840
PacifiCorp 6% 1/15/39	235,000	333,360
PECO Energy Co. 3.9% 3/1/48	96,000	114,756
PPL Capital Funding, Inc. 4% 9/15/47	20,000	23,602
PPL Electric Utilities Corp. 3% 10/1/49	100,000	103,186
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	98,114
6.25% 9/1/37	182,000	266,514
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	72,842
3.15% 1/1/50	70,000	74,536
3.6% 12/1/47	44,000	49,993
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	55,277
Southern California Edison Co. 4% 4/1/47	562,000	591,169
Southern Co. 3.25% 7/1/26	112,000	121,550
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	209,258
Tampa Electric Co. 4.45% 6/15/49	100,000	126,361
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	64,688
3.8% 9/15/47	50,000	57,462
4.6% 12/1/48	52,000	67,141
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	69,057
4% 6/15/28	76,000	86,500
		8,078,989
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	50,000	52,540
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	342,469
		395,009
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	96,044
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	353,009
4.45% 1/15/49	54,000	67,332
CenterPoint Energy, Inc.:
2.5% 9/1/22	44,000	44,981
3.7% 9/1/49	80,000	85,015
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	147,599
4.65% 12/1/48	50,000	61,753
5.5% 12/1/39	256,000	337,421
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	784,016
4.6% 3/15/49	50,000	62,909
4.7% 12/1/44	26,000	32,407
7% 6/15/38	130,000	193,161
DTE Energy Co. 3.7% 8/1/23	46,000	48,946
NiSource, Inc.:
0.95% 8/15/25	280,000	277,671
2.95% 9/1/29	190,000	201,256
3.49% 5/15/27	50,000	54,995
3.95% 3/30/48	46,000	52,429
5.25% 2/15/43	156,000	205,480
Puget Energy, Inc. 4.1% 6/15/30	200,000	223,832
Sempra Energy 6% 10/15/39	274,000	379,208
		3,613,420
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	240,000	270,153

TOTAL UTILITIES		12,453,615

TOTAL NONCONVERTIBLE BONDS
(Cost $186,043,662)		191,056,433

U.S. Government and Government Agency Obligations - 42.4%
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	$95,000	$93,593
0.5% 6/17/25	2,248,000	2,233,924
0.625% 4/22/25	258,000	257,682
0.875% 8/5/30	339,000	320,970
1.75% 7/2/24	100,000	103,964
1.875% 9/24/26	60,000	62,905
Federal Home Loan Bank:
0.375% 9/4/25	160,000	158,051
1.5% 8/15/24	100,000	103,173
1.875% 11/29/21	285,000	287,135
3% 10/12/21	100,000	100,830
Freddie Mac:
0.25% 8/24/23	500,000	499,700
0.375% 7/21/25	448,000	441,692
0.375% 9/23/25	231,000	227,384
6.25% 7/15/32	360,000	528,840
Tennessee Valley Authority:
0.75% 5/15/25	600,000	603,586
2.875% 2/1/27	130,000	142,807
4.25% 9/15/65	30,000	42,079
5.88% 4/1/36	260,000	386,457

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,594,772

U.S. Treasury Obligations - 41.5%
U.S. Treasury Bonds:
1.125% 5/15/40	6,641,000	5,733,051
1.125% 8/15/40	577,000	496,400
1.25% 5/15/50	642,000	524,208
1.375% 11/15/40	4,560,000	4,096,163
1.375% 8/15/50	10,895,000	9,184,570
1.625% 11/15/50	4,518,000	4,057,729
1.875% 2/15/41	6,405,000	6,269,895
1.875% 2/15/51	1,734,000	1,654,886
2% 2/15/50	287,000	281,955
2.25% 8/15/46	110,000	113,738
2.25% 8/15/49	129,000	133,636
2.375% 11/15/49	199,000	211,904
2.375% 5/15/51	1,263,000	1,348,450
2.5% 2/15/45	128,000	138,490
2.5% 2/15/46	342,000	370,482
2.5% 5/15/46	93,000	100,752
2.75% 8/15/42	197,000	221,987
2.75% 11/15/42	587,000	660,994
2.75% 8/15/47	51,000	58,013
2.75% 11/15/47	107,000	121,804
2.875% 5/15/43	190,000	218,515
2.875% 8/15/45	586,000	677,425
2.875% 5/15/49	1,000	1,168
3% 5/15/42	89,000	104,179
3% 11/15/44	2,149,000	2,529,944
3% 5/15/45	4,000	4,717
3% 11/15/45	744,000	879,635
3% 2/15/47	49,000	58,210
3% 5/15/47	208,000	247,333
3% 2/15/48	87,000	103,707
3% 8/15/48	3,000	3,582
3% 2/15/49	134,000	160,428
3.125% 11/15/41	113,000	134,700
3.125% 2/15/42	65,000	77,535
3.125% 2/15/43	838,000	1,001,279
3.125% 8/15/44	687,000	824,481
3.125% 5/15/48	169,000	206,107
3.375% 5/15/44	1,976,000	2,463,902
3.375% 11/15/48	157,000	200,457
3.5% 2/15/39	8,000	10,007
3.625% 8/15/43	971,000	1,250,618
3.625% 2/15/44	2,647,000	3,421,351
3.75% 8/15/41	45,000	58,461
3.75% 11/15/43	2,130,000	2,795,958
3.875% 8/15/40	52,000	68,366
4.375% 2/15/38	12,000	16,518
4.375% 11/15/39	24,000	33,387
4.375% 5/15/41	32,000	44,959
4.5% 5/15/38	92,000	128,498
4.5% 8/15/39	17,000	23,969
4.75% 2/15/41	48,000	70,389
5.5% 8/15/28	4,000	5,174
7.125% 2/15/23	175,000	194,674
7.25% 8/15/22	190,000	205,141
U.S. Treasury Notes:
0.125% 4/30/22	1,564,000	1,564,489
0.125% 5/31/22	2,241,000	2,241,700
0.125% 6/30/22	1,374,000	1,374,322
0.125% 7/31/22	2,050,000	2,050,160
0.125% 8/31/22	176,000	176,007
0.125% 9/30/22	3,991,000	3,990,376
0.125% 10/31/22	4,865,000	4,862,910
0.125% 11/30/22	1,438,000	1,437,045
0.125% 12/31/22	1,557,000	1,555,662
0.125% 1/31/23	4,663,000	4,658,446
0.125% 2/28/23	2,598,000	2,594,753
0.125% 3/31/23	6,126,000	6,116,667
0.125% 4/30/23	2,441,000	2,436,423
0.125% 5/15/23	806,000	804,489
0.125% 7/15/23	534,000	532,602
0.125% 9/15/23	23,903,000	23,815,221
0.125% 10/15/23	3,458,000	3,443,141
0.125% 12/15/23	357,000	355,117
0.125% 1/15/24	908,000	902,502
0.125% 2/15/24	2,144,000	2,130,181
0.25% 6/15/23	3,323,000	3,323,260
0.25% 5/15/24	524,000	521,134
0.25% 5/31/25	2,897,000	2,848,339
0.25% 6/30/25	945,000	928,241
0.25% 7/31/25	3,265,000	3,203,271
0.25% 8/31/25	154,000	150,908
0.25% 9/30/25	14,303,000	14,001,855
0.25% 10/31/25	2,234,000	2,184,171
0.375% 3/31/22	1,044,000	1,046,284
0.375% 4/15/24	2,669,000	2,665,872
0.375% 4/30/25	1,897,000	1,876,622
0.375% 11/30/25	3,253,000	3,194,421
0.375% 1/31/26	2,692,000	2,638,055
0.375% 7/31/27	1,259,000	1,206,673
0.375% 9/30/27	1,571,000	1,500,796
0.5% 3/15/23	3,412,000	3,429,327
0.5% 3/31/25	1,366,000	1,359,223
0.5% 2/28/26	10,148,000	9,994,194
0.5% 4/30/27	718,000	696,376
0.5% 5/31/27	4,223,000	4,088,392
0.5% 6/30/27	2,827,000	2,734,239
0.5% 10/31/27	4,372,000	4,203,439
0.625% 3/31/27	2,260,000	2,211,092
0.625% 11/30/27	2,230,000	2,158,570
0.625% 12/31/27	5,260,000	5,085,146
0.625% 5/15/30	6,139,000	5,738,286
0.625% 8/15/30	2,840,000	2,645,859
0.75% 3/31/26	3,001,000	2,987,519
0.75% 5/31/26	1,269,000	1,261,763
0.75% 1/31/28	598,000	582,186
0.875% 11/15/30	3,205,000	3,047,755
1.125% 2/28/22	569,000	572,912
1.125% 2/28/27	691,000	695,940
1.125% 2/29/28	3,054,000	3,044,933
1.125% 2/15/31	4,129,000	4,008,356
1.25% 8/31/24	1,923,000	1,968,371
1.25% 3/31/28	2,888,000	2,899,394
1.25% 4/30/28	2,488,000	2,495,775
1.375% 1/31/22	1,769,000	1,782,544
1.375% 2/15/23	2,303,000	2,347,261
1.375% 1/31/25	1,386,000	1,424,061
1.375% 8/31/26	253,000	258,999
1.5% 9/30/21	599,000	601,151
1.5% 10/31/21	440,000	442,107
1.5% 11/30/21	3,089,000	3,107,462
1.5% 8/15/22	1,141,000	1,158,694
1.5% 9/15/22	464,000	471,631
1.5% 1/15/23	2,392,000	2,440,494
1.5% 9/30/24	1,783,000	1,839,485
1.5% 10/31/24	2,714,000	2,800,509
1.5% 11/30/24	2,519,000	2,599,195
1.5% 8/15/26	557,000	573,536
1.5% 1/31/27	2,284,000	2,347,970
1.5% 2/15/30	1,266,000	1,278,512
1.625% 12/31/21	2,309,000	2,326,949
1.625% 8/31/22	562,000	571,725
1.625% 11/15/22	1,457,000	1,486,368
1.625% 2/15/26	261,000	270,543
1.625% 5/15/26	264,000	273,642
1.625% 9/30/26	1,113,000	1,153,129
1.625% 10/31/26	457,000	473,334
1.625% 11/30/26	180,000	186,405
1.625% 8/15/29	466,000	476,612
1.625% 5/15/31	895,000	908,705
1.75% 7/31/21	374,000	374,528
1.75% 2/28/22	441,000	445,927
1.75% 6/15/22	485,000	492,635
1.75% 6/30/22	336,000	341,513
1.75% 7/15/22	1,795,000	1,825,641
1.75% 6/30/24	805,000	836,005
1.75% 7/31/24	2,907,000	3,020,895
1.75% 12/31/24	2,363,000	2,458,997
1.75% 12/31/26	527,000	549,274
1.875% 5/31/22	115,000	116,878
1.875% 9/30/22	358,000	365,747
1.875% 6/30/26	589,000	617,599
1.875% 7/31/26	909,000	953,633
2% 12/31/21	333,000	336,200
2% 10/31/22	48,000	49,183
2% 5/31/24	442,000	461,907
2% 2/15/25	82,000	86,100
2% 8/15/25	50,000	52,617
2% 11/15/26	585,000	617,358
2.125% 12/31/22	19,000	19,552
2.125% 3/31/24	1,201,000	1,257,391
2.125% 5/15/25	13,000	13,727
2.25% 4/30/24	1,443,000	1,516,954
2.25% 10/31/24	279,000	294,814
2.25% 12/31/24	160,000	169,313
2.25% 2/15/27	393,000	420,034
2.25% 8/15/27	639,000	683,381
2.25% 11/15/27	682,000	729,527
2.375% 3/15/22	1,583,000	1,608,724
2.375% 1/31/23	239,000	247,262
2.375% 2/29/24	394,000	414,762
2.375% 4/30/26	405,000	434,236
2.375% 5/15/27	46,000	49,520
2.375% 5/15/29	108,000	116,543
2.5% 1/15/22	1,095,000	1,109,372
2.5% 2/15/22	738,000	749,243
2.5% 8/15/23	57,000	59,679
2.5% 1/31/24	3,559,000	3,754,884
2.5% 5/15/24	217,000	229,859
2.5% 1/31/25	238,000	254,167
2.5% 2/28/26	191,000	205,653
2.625% 7/15/21	71,000	71,071
2.625% 12/15/21	1,639,000	1,658,143
2.625% 2/28/23	492,000	511,853
2.625% 6/30/23	1,031,000	1,079,650
2.625% 12/31/23	1,205,000	1,273,205
2.625% 12/31/25	331,000	357,816
2.625% 1/31/26	461,000	498,672
2.625% 2/15/29	391,000	428,756
2.75% 8/15/21	295,000	295,992
2.75% 9/15/21	2,000	2,011
2.75% 4/30/23	84,000	87,855
2.75% 5/31/23	176,000	184,443
2.75% 7/31/23	700,000	736,148
2.75% 8/31/23	1,634,000	1,720,998
2.75% 6/30/25	113,000	122,212
2.75% 2/15/28	363,000	399,966
2.875% 10/15/21	575,000	579,695
2.875% 11/15/21	129,000	130,350
2.875% 10/31/23	810,000	858,094
2.875% 11/30/23	1,045,000	1,108,925
2.875% 5/31/25	144,000	156,330
2.875% 5/15/28	216,000	239,946
2.875% 8/15/28	303,000	336,981
3% 9/30/25	148,000	162,020
3% 10/31/25	130,000	142,421
3.125% 11/15/28	940,000	1,063,412

TOTAL U.S. TREASURY OBLIGATIONS		306,394,265

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $312,394,246)		312,989,037

U.S. Government Agency - Mortgage Securities - 30.3%
Fannie Mae - 9.8%
2% 7/1/35 to 4/1/51	23,112,003	23,455,159
2.5% 2/1/23 to 4/1/51	7,063,354	7,344,522
3.5% 1/1/24 to 7/1/50	7,926,386	8,410,369
4% 6/1/34 to 7/1/50	7,999,883	8,534,311
4.5% 5/1/47 to 4/1/50	3,911,194	4,205,467
5% 11/1/25 to 12/1/49	682,083	747,768
5.5% 5/1/44 to 4/1/49	378,485	426,341
3% 4/1/22 to 7/1/50	18,616,976	19,529,913

TOTAL FANNIE MAE		72,653,850

Freddie Mac - 6.1%
2% 10/1/30 to 5/1/51	9,543,414	9,740,688
2% 9/1/35	323,876	334,500
2% 11/1/35	431,380	445,261
2% 11/1/35	140,200	144,711
2.5% 5/1/25 to 2/1/51	11,870,133	12,329,449
3% 1/1/29 to 4/1/50	1,925,169	2,021,260
3% 8/1/47	31,027	32,553
3.5% 7/1/33 to 3/1/50	10,567,053	11,231,142
4% 11/1/33 to 9/1/49	4,415,817	4,717,097
4.5% 8/1/48 to 4/1/50	1,314,564	1,412,209
5% 4/1/48 to 5/1/50	1,811,375	1,979,629
5.5% 6/1/49	333,780	372,389

TOTAL FREDDIE MAC		44,760,888

Ginnie Mae - 6.4%
1.5% 5/20/51	99,703	98,485
2% 3/20/51 to 4/20/51	4,565,353	4,655,925
2% 7/1/51 (d)	1,450,000	1,477,224
2% 7/1/51 (d)	750,000	764,082
2% 7/1/51 (d)	250,000	254,694
2% 7/1/51 (d)	150,000	152,816
2% 7/1/51 (d)	700,000	713,143
2% 7/1/51 (d)	500,000	509,388
2% 8/1/51 (d)	250,000	254,235
2% 8/1/51 (d)	600,000	610,164
2% 8/1/51 (d)	600,000	610,164
2.5% 10/20/46 to 2/20/51	7,136,299	7,387,514
2.5% 7/1/51 (d)	250,000	258,726
2.5% 7/1/51 (d)	350,000	362,216
2.5% 7/1/51 (d)	275,000	284,599
2.5% 7/1/51 (d)	275,000	284,599
2.5% 7/1/51 (d)	700,000	724,433
2.5% 8/1/51 (d)	300,000	309,920
3% 7/20/42 to 8/20/50	8,733,245	9,162,860
3% 7/1/51 (d)	450,000	469,451
3% 7/1/51 (d)	150,000	156,484
3% 7/1/51 (d)	150,000	156,484
3% 7/1/51 (d)	150,000	156,484
3% 7/1/51 (d)	200,000	208,645
3% 8/1/51 (d)	200,000	208,535
3% 8/1/51 (d)	100,000	104,268
3% 8/1/51 (d)	150,000	156,401
3% 8/1/51 (d)	50,000	52,134
3.5% 2/20/46 to 4/20/50	7,601,530	8,009,885
3.5% 7/1/51 (d)	100,000	105,034
3.5% 7/1/51 (d)	100,000	105,034
3.5% 7/1/51 (d)	150,000	157,552
3.5% 7/1/51 (d)	200,000	210,069
3.5% 7/1/51 (d)	100,000	105,034
3.5% 7/1/51 (d)	100,000	105,034
3.5% 7/1/51 (d)	50,000	52,517
3.5% 7/1/51 (d)	25,000	26,259
3.5% 7/1/51 (d)	50,000	52,517
3.5% 7/1/51 (d)	50,000	52,517
3.5% 7/1/51 (d)	25,000	26,259
3.5% 7/1/51 (d)	50,000	52,517
3.5% 8/1/51 (d)	50,000	52,545
3.5% 8/1/51 (d)	50,000	52,545
3.5% 8/1/51 (d)	100,000	105,089
4% 4/20/47 to 8/20/50	3,703,477	3,923,115
4% 7/1/51 (d)	400,000	422,304
4% 7/1/51 (d)	100,000	105,576
4.5% 1/20/47 to 10/20/50	1,962,119	2,097,387
5% 11/20/47 to 4/20/50	745,930	801,288
5.5% 9/20/47 to 1/20/49	66,778	75,510

TOTAL GINNIE MAE		47,239,660

Uniform Mortgage Backed Securities - 8.0%
1.5% 7/1/36 (d)	3,000,000	3,034,544
1.5% 7/1/36 (d)	700,000	708,060
1.5% 7/1/36 (d)	1,150,000	1,163,242
1.5% 7/1/36 (d)	1,600,000	1,618,424
1.5% 8/1/36 (d)	700,000	706,803
1.5% 8/1/36 (d)	1,150,000	1,161,176
1.5% 7/1/51 (d)	2,150,000	2,108,361
1.5% 7/1/51 (d)	2,150,000	2,108,361
1.5% 7/1/51 (d)	2,100,000	2,059,329
1.5% 7/1/51 (d)	200,000	196,127
2% 7/1/51 (d)	1,950,000	1,970,291
2% 7/1/51 (d)	1,750,000	1,768,209
2% 7/1/51 (d)	2,250,000	2,273,412
2% 7/1/51 (d)	1,700,000	1,717,689
2% 7/1/51 (d)	800,000	808,324
2% 7/1/51 (d)	850,000	858,845
2% 7/1/51 (d)	1,900,000	1,919,770
2% 8/1/51 (d)	1,500,000	1,512,620
2% 8/1/51 (d)	1,500,000	1,512,620
2% 8/1/51 (d)	950,000	957,993
2% 8/1/51 (d)	1,150,000	1,159,675
2% 8/1/51 (d)	1,100,000	1,109,255
2.5% 7/1/36 (d)	100,000	104,293
2.5% 7/1/51 (d)	2,050,000	2,120,308
2.5% 7/1/51 (d)	2,150,000	2,223,738
2.5% 7/1/51 (d)	1,650,000	1,706,590
2.5% 7/1/51 (d)	1,250,000	1,292,871
2.5% 7/1/51 (d)	900,000	930,867
2.5% 7/1/51 (d)	650,000	672,293
2.5% 7/1/51 (d)	2,350,000	2,430,597
2.5% 7/1/51 (d)	1,600,000	1,654,875
2.5% 7/1/51 (d)	2,000,000	2,068,594
2.5% 8/1/51 (d)	2,350,000	2,426,007
2.5% 8/1/51 (d)	2,250,000	2,322,773
3% 7/1/51 (d)	5,150,000	5,368,876
3% 7/1/51 (d)	100,000	104,250
3.5% 7/1/51 (d)	100,000	105,250
4% 7/1/51 (d)	1,000,000	1,064,766

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		59,030,078

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $223,240,610)		223,684,476

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$116,000	$121,713
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	10,450	10,548
Series 2021-1 Class A3, 0.34% 12/15/25	400,000	399,479
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	104,255
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	293,027
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	400,000	399,904
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	34,519
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	396,000	396,188
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	400,000	399,824
TOTAL ASSET-BACKED SECURITIES
(Cost $2,158,227)		2,159,457

Commercial Mortgage Securities - 1.6%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	214,376
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	231,767
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	355,763
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	405,422
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	523,441
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	103,390
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	149,036
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	85,784
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	97,261
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	1,134,627
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,440	47,041
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	210,219
Class A5, 3.0161% 9/15/52	200,000	215,407
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 2/25/52	680,000	721,121
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	761,959
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	584,914
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	590,516
Series 2020-K121 Class A2, 1.547% 11/25/53	890,000	894,273
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	102,741
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	209,304
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	208,345
Series K057 Class A2, 2.57% 7/25/26	159,400	170,525
Series K080 Class A2, 3.926% 7/25/28	80,000	93,311
Series 2021-K123 Class A2, 1.621% 2/25/54	700,000	705,754
Series K-1510 Class A2, 3.718% 1/25/31	124,000	145,609
Series K068 Class A2, 3.244% 8/25/27	130,000	144,822
Series K079 Class A2, 3.926% 6/25/28	20,000	23,287
Series K094 Class A2, 2.903% 6/25/29	300,000	331,211
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	108,886	115,500
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	279,002
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	162,118
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	161,775
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	507,629
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	105,652
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	389,488
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	214,410
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	585,912
Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	95,275
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	142,998
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,088,749)		12,220,985

Municipal Securities - 0.3%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	91,020
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$75,000	$121,677
Series 2010 S1, 7.043% 4/1/50	75,000	130,176
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	247,225
Series 2010, 7.6% 11/1/40	150,000	261,966
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	21,084
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	46,359
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47 (d)	100,000	101,498
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	90,272
4.131% 6/15/42	80,000	91,082
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	87,324
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	201,977
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	401,808
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	180,098
3.256% 5/15/60	150,000	159,349
TOTAL MUNICIPAL SECURITIES
(Cost $2,140,871)		2,232,915

Foreign Government and Government Agency Obligations - 2.3%
Alberta Province:
2.95% 1/23/24	$110,000	$116,881
3.3% 3/15/28	75,000	83,264
Chilean Republic:
3.24% 2/6/28	200,000	217,413
3.86% 6/21/47	325,000	357,663
Colombian Republic:
4.5% 3/15/29	200,000	217,663
5.2% 5/15/49	733,000	801,627
Export Development Canada:
2.625% 2/21/24	120,000	126,931
2.75% 3/15/23	145,000	150,983
Hungarian Republic:
5.375% 3/25/24	964,000	1,087,392
5.75% 11/22/23	50,000	56,166
Indonesian Republic:
2.85% 2/14/30	200,000	206,975
3.5% 2/14/50	200,000	207,788
3.85% 10/15/30	348,000	386,889
Israeli State 3.375% 1/15/50	225,000	240,359
Italian Republic:
2.375% 10/17/24	200,000	207,838
4% 10/17/49	497,000	545,162
Manitoba Province 2.6% 4/16/24	410,000	432,825
Ontario Province:
1.05% 5/21/27	1,413,000	1,392,285
1.125% 10/7/30	175,000	164,945
2.3% 6/15/26	50,000	53,003
2.5% 4/27/26	115,000	123,166
3.05% 1/29/24	90,000	95,912
Panamanian Republic:
3.16% 1/23/30	800,000	838,400
4.5% 4/16/50	200,000	226,600
6.7% 1/26/36	100,000	135,925
Peruvian Republic:
1.862% 12/1/32	340,000	316,476
2.78% 12/1/60	100,000	89,113
2.844% 6/20/30	190,000	195,201
4.125% 8/25/27	50,000	55,963
Philippine Republic:
2.65% 12/10/45	500,000	461,969
3% 2/1/28	200,000	215,582
Polish Government 3.25% 4/6/26	73,000	80,565
Quebec Province:
1.5% 2/11/25	2,149,000	2,205,863
2.375% 1/31/22	25,000	25,320
2.5% 4/9/24	140,000	147,570
2.75% 4/12/27	95,000	103,016
United Mexican States:
3.25% 4/16/30	1,971,000	2,034,195
3.75% 1/11/28	200,000	218,413
4% 10/2/23	30,000	32,396
4.15% 3/28/27	200,000	226,138
4.5% 4/22/29	200,000	226,163
4.75% 4/27/32	387,000	443,067
6.05% 1/11/40	170,000	213,276
Uruguay Republic 7.625% 3/21/36	678,000	1,031,535
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,055,983)		16,795,876

Supranational Obligations - 1.5%
Asian Development Bank:
0.375% 9/3/25	450,000	442,575
0.75% 10/8/30	100,000	93,562
1.5% 10/18/24	200,000	205,878
1.875% 1/24/30	610,000	632,005
2.625% 1/30/24	80,000	84,471
2.75% 3/17/23	700,000	729,794
5.82% 6/16/28	110,000	141,769
European Investment Bank:
0.75% 9/23/30	250,000	233,856
0.875% 5/17/30	18,000	17,162
1.375% 5/15/23	350,000	357,207
2% 12/15/22	510,000	523,122
2.25% 6/24/24	1,678,000	1,764,578
2.875% 8/15/23	260,000	274,019
Inter-American Development Bank:
0.625% 7/15/25	390,000	388,230
1.75% 3/14/25	194,000	201,403
2.25% 6/18/29	1,029,000	1,096,579
4.375% 1/24/44	39,000	53,461
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	266,061
0.5% 10/28/25	218,000	215,316
0.75% 8/26/30	160,000	150,043
0.875% 5/14/30	176,000	167,617
1.25% 2/10/31	110,000	107,439
1.5% 8/28/24	1,012,000	1,041,900
1.625% 1/15/25	155,000	160,330
1.75% 4/19/23	55,000	56,434
1.875% 6/19/23	20,000	20,619
2.5% 3/19/24	130,000	137,143
2.5% 11/22/27	92,000	99,564
3% 9/27/23	100,000	105,829
International Finance Corp.:
0.75% 8/27/30	60,000	55,917
1.375% 10/16/24	1,051,000	1,077,277
2.875% 7/31/23	112,000	117,957
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $11,040,656)		11,019,117

Bank Notes - 0.1%
Discover Bank 2.7% 2/6/30	500,000	522,798
Wells Fargo Bank NA 3.55% 8/14/23	250,000	266,151
TOTAL BANK NOTES
(Cost $765,158)		788,949
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.06% (e)
(Cost $36,069,394)	36,062,189	36,069,401
TOTAL INVESTMENT IN SECURITIES - 109.6%
(Cost $802,997,556)		809,016,646
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(71,163,043)
NET ASSETS - 100%		$737,853,603

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 7/1/51	$(250,000)	$(254,694)
2% 7/1/51	(600,000)	(611,265)
2% 7/1/51	(600,000)	(611,265)
2.5% 7/1/51	(300,000)	(310,471)
3% 7/1/51	(200,000)	(208,645)
3% 7/1/51	(100,000)	(104,322)
3% 7/1/51	(150,000)	(156,484)
3% 7/1/51	(50,000)	(52,161)
3.5% 7/1/51	(50,000)	(52,517)
3.5% 7/1/51	(50,000)	(52,517)
3.5% 7/1/51	(100,000)	(105,034)

TOTAL GINNIE MAE		(2,519,375)

Uniform Mortgage Backed Securities
1.5% 7/1/36	(700,000)	(708,060)
1.5% 7/1/36	(1,150,000)	(1,163,242)
1.5% 7/1/36	(700,000)	(708,060)
1.5% 7/1/36	(1,150,000)	(1,163,242)
2% 7/1/51	(1,500,000)	(1,515,608)
2% 7/1/51	(1,500,000)	(1,515,608)
2% 7/1/51	(950,000)	(959,885)
2% 7/1/51	(1,150,000)	(1,161,966)
2% 7/1/51	(1,100,000)	(1,111,446)
2.5% 7/1/51	(2,350,000)	(2,430,597)
2.5% 7/1/51	(2,250,000)	(2,327,168)
2.5% 7/1/51	(2,350,000)	(2,430,597)
2.5% 7/1/51	(1,600,000)	(1,654,875)
4% 7/1/51	(1,000,000)	(1,064,768)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(19,915,122)

TOTAL TBA SALE COMMITMENTS
(Proceeds $22,404,586)		$(22,434,497)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,740,216 or 0.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,387
Total	$6,387

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$21,189,409	$225,745,598	$210,865,507	$(99)	$--	$36,069,401	0.1%
Total	$21,189,409	$225,745,598	$210,865,507	$(99)	$--	$36,069,401

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$191,056,433	$--	$191,056,433	$--
U.S. Government and Government Agency Obligations	312,989,037	--	312,989,037	--
U.S. Government Agency - Mortgage Securities	223,684,476	--	223,684,476	--
Asset-Backed Securities	2,159,457	--	2,159,457	--
Commercial Mortgage Securities	12,220,985	--	12,220,985	--
Municipal Securities	2,232,915	--	2,232,915	--
Foreign Government and Government Agency Obligations	16,795,876	--	16,795,876	--
Supranational Obligations	11,019,117	--	11,019,117	--
Bank Notes	788,949	--	788,949	--
Money Market Funds	36,069,401	36,069,401	--	--
Total Investments in Securities:	$809,016,646	$36,069,401	$772,947,245	$--
Other Financial Instruments:
TBA Sale Commitments	$(22,434,497)	$--	$(22,434,497)	$--
Total Other Financial Instruments:	$(22,434,497)	$--	$(22,434,497)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $766,928,162)	$772,947,245
Fidelity Central Funds (cost $36,069,394)	36,069,401
Total Investment in Securities (cost $802,997,556)		$809,016,646
Cash		60
Receivable for TBA sale commitments		22,404,586
Receivable for fund shares sold		85,693
Interest receivable		2,872,407
Distributions receivable from Fidelity Central Funds		1,075
Total assets		834,380,467
Liabilities
Payable for investments purchased
Regular delivery	$3,570,697
Delayed delivery	70,071,685
TBA sale commitments, at value	22,434,497
Payable for fund shares redeemed	318,409
Accrued management fee	54,902
Distribution and service plan fees payable	46,043
Other affiliated payables	30,501
Other payables and accrued expenses	130
Total liabilities		96,526,864
Net Assets		$737,853,603
Net Assets consist of:
Paid in capital		$731,191,861
Total accumulated earnings (loss)		6,661,742
Net Assets		$737,853,603
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($515,294,117 ÷ 46,232,417 shares)		$11.15
Service Class:
Net Asset Value, offering price and redemption price per share ($583,198 ÷ 52,276 shares)		$11.16
Service Class 2:
Net Asset Value, offering price and redemption price per share ($221,976,288 ÷ 19,996,067 shares)		$11.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$4,903,644
Income from Fidelity Central Funds		6,387
Total income		4,910,031
Expenses
Management fee	$355,871
Transfer agent fees	197,707
Distribution and service plan fees	273,323
Independent trustees' fees and expenses	1,019
Total expenses before reductions	827,920
Expense reductions	(309)
Total expenses after reductions		827,611
Net investment income (loss)		4,082,420
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,567,744)
Fidelity Central Funds	(99)
Total net realized gain (loss)		(3,567,843)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(15,926,183)
Delayed delivery commitments	75,665
Total change in net unrealized appreciation (depreciation)		(15,850,518)
Net gain (loss)		(19,418,361)
Net increase (decrease) in net assets resulting from operations		$(15,335,941)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,082,420	$7,253,067
Net realized gain (loss)	(3,567,843)	1,783,021
Change in net unrealized appreciation (depreciation)	(15,850,518)	15,646,563
Net increase (decrease) in net assets resulting from operations	(15,335,941)	24,682,651
Distributions to shareholders	–	(9,090,013)
Share transactions - net increase (decrease)	(32,931,076)	511,007,596
Total increase (decrease) in net assets	(48,267,017)	526,600,234
Net Assets
Beginning of period	786,120,620	259,520,386
End of period	$737,853,603	$786,120,620

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Bond Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.061	.183	.283	.212
Net realized and unrealized gain (loss)	(.261)	.621	.560	(.022)
Total from investment operations	(.200)	.804	.843	.190
Distributions from net investment income	–	(.104)	(.191)	(.130)
Distributions from net realized gain	–	(.030)	(.032)	–
Total distributions	–	(.134)	(.223)	(.130)
Net asset value, end of period	$11.15	$11.35	$10.68	$10.06
Total ReturnC,D,E	(1.76)%	7.53%	8.38%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.14%H	.14%	.14%	.14%H
Expenses net of fee waivers, if any	.14%H	.14%	.14%	.14%H
Expenses net of all reductions	.14%H	.14%	.14%	.13%H
Net investment income (loss)	1.11%H	1.63%	2.67%	3.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$515,294	$569,594	$258,250	$91,033
Portfolio turnover rateI	169%H	101%	81%	168%H

 A For the period April 19, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$10.67	$10.33
Income from Investment Operations
Net investment income (loss)B	.056	.171	.197
Net realized and unrealized gain (loss)	(.266)	.632	.359
Total from investment operations	(.210)	.803	.556
Distributions from net investment income	–	(.073)	(.184)
Distributions from net realized gain	–	(.030)	(.032)
Total distributions	–	(.103)	(.216)
Net asset value, end of period	$11.16	$11.37	$10.67
Total ReturnC,D,E	(1.85)%	7.53%	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%H	.24%	.24%H
Expenses net of fee waivers, if any	.24%H	.24%	.24%H
Expenses net of all reductions	.24%H	.24%	.24%H
Net investment income (loss)	1.01%H	1.53%	2.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$583	$550	$103
Portfolio turnover rateI	169%H	101%	81%H

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.047	.161	.262	.195
Net realized and unrealized gain (loss)	(.267)	.614	.556	(.023)
Total from investment operations	(.220)	.775	.818	.172
Distributions from net investment income	–	(.105)	(.166)	(.112)
Distributions from net realized gain	–	(.030)	(.032)	–
Total distributions	–	(.135)	(.198)	(.112)
Net asset value, end of period	$11.10	$11.32	$10.68	$10.06
Total ReturnC,D,E	(1.94)%	7.26%	8.13%	1.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H	.37%	.39%	.39%H
Expenses net of fee waivers, if any	.39%H	.37%	.39%	.39%H
Expenses net of all reductions	.39%H	.37%	.39%	.38%H
Net investment income (loss)	.86%H	1.40%	2.48%	2.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$221,976	$215,977	$1,167	$1,006
Portfolio turnover rateI	169%H	101%	81%	168%H

 A For the period April 19, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,722,534
Gross unrealized depreciation	(9,199,434)
Net unrealized appreciation (depreciation)	$5,523,100
Tax cost	$803,463,635

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	391,591,987	374,154,087

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$314
Service Class 2	273,009
$273,323

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$ 142,948
Service Class	157
Service Class 2	54,602
$197,707

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $309.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Bond Index Portfolio
Distributions to shareholders
Initial Class	$–	$6,573,144
Service Class	–	1,005
Service Class 2	–	2,515,864
Total	$–	$9,090,013

9. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Bond Index Portfolio
Initial Class
Shares sold	14,844,228	34,881,109	$165,165,301	$393,788,272
Reinvestment of distributions	–	581,180	–	6,573,144
Shares redeemed	(18,794,854)	(9,465,623)	(208,365,989)	(106,870,020)
Net increase (decrease)	(3,950,626)	25,996,666	$(43,200,688)	$293,491,396
Service Class
Shares sold	31,012	92,115	$344,007	$1,044,604
Reinvestment of distributions	–	1	–	7
Shares redeemed	(27,098)	(53,435)	(300,868)	(609,812)
Net increase (decrease)	3,914	38,681	$43,139	$434,799
Service Class 2
Shares sold	2,842,622	19,105,085	$31,480,416	$218,681,407
Reinvestment of distributions	–	222,929	–	2,514,638
Shares redeemed	(1,923,130)	(360,779)	(21,253,943)	(4,114,644)
Net increase (decrease)	919,492	18,967,235	$10,226,473	$217,081,401

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Bond Index Portfolio	61%	1	38%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Bond Index Portfolio
Initial Class	.14%
Actual		$1,000.00	$982.40	$.69
Hypothetical-C		$1,000.00	$1,024.10	$.70
Service Class	.24%
Actual		$1,000.00	$981.50	$1.18
Hypothetical-C		$1,000.00	$1,023.60	$1.20
Service Class 2.39%
Actual		$1,000.00	$980.60	$1.92
Hypothetical-C		$1,000.00	$1,022.86	$1.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VUSB-SANN-0821
1.9887311.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021